BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
ADVERTISING – 1.6%
Neptune Bidco US, Inc.(1)	9.29	04/15/29	$258,000	$265,118
Neptune Bidco US, Inc.(1)	9.50	02/15/33	150,000	152,927
Neptune Bidco US, Inc.(1)	10.38	05/15/31	120,000	126,980
				545,025
AEROSPACE/DEFENSE – 8.1%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	70,000	72,492
ATI, Inc.	4.88	10/01/29	37,000	36,976
ATI, Inc.	5.13	10/01/31	30,000	30,066
ATI, Inc.	5.88	12/01/27	35,000	35,168
ATI, Inc.	7.25	08/15/30	40,000	41,955
Bombardier, Inc.(1)	6.00	02/15/28	85,000	85,180
Bombardier, Inc.(1)	6.75	06/15/33	65,000	68,357
Bombardier, Inc.(1)	7.00	06/01/32	80,000	84,077
Bombardier, Inc.(1)	7.25	07/01/31	65,000	69,089
Bombardier, Inc.(1)	7.45	05/01/34	54,000	60,520
Bombardier, Inc.(1)	7.50	02/01/29	80,000	83,151
Bombardier, Inc.(1)	8.75	11/15/30	80,000	85,833
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	80,000	81,799
Goat Holdco LLC(1)	6.75	02/01/32	75,000	77,080
Moog, Inc.(1)	4.25	12/15/27	49,000	48,773
TransDigm, Inc.	4.63	01/15/29	124,000	123,316
TransDigm, Inc.	4.88	05/01/29	75,000	74,903
TransDigm, Inc.(1)	6.00	01/15/33	155,000	158,026
TransDigm, Inc.(1)	6.25	01/31/34	50,000	51,697
TransDigm, Inc.(1)	6.38	03/01/29	270,000	277,985
TransDigm, Inc.(1)	6.38	05/31/33	260,000	264,865
TransDigm, Inc.(1)	6.63	03/01/32	240,000	248,454
TransDigm, Inc.(1)	6.75	08/15/28	210,000	213,797
TransDigm, Inc.(1)	6.75	01/31/34	190,000	196,748
TransDigm, Inc.(1)	6.88	12/15/30	145,000	151,119
TransDigm, Inc.(1)	7.13	12/01/31	90,000	94,496
				2,815,922
AIRLINES – 3.1%
Allegiant Travel Co.(1)	7.25	08/15/27	39,000	39,469
American Airlines, Inc.(1)	7.25	02/15/28	80,000	81,494
American Airlines, Inc.(1)	8.50	05/15/29	100,000	104,412
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	295,000	298,212
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	200,000	201,095
OneSky Flight LLC(1)	8.88	12/15/29	55,000	58,839
United Airlines Holdings, Inc.	5.38	03/01/31	100,000	101,118
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	100,000	94,962
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	55,000	55,122
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	45,000	46,847
				1,081,570
APPAREL – 0.2%
S&S Holdings LLC(1)	8.38	10/01/31	60,000	57,256

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.7%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	$85,000	$88,405
New Flyer Holdings, Inc.(1)	9.25	07/01/30	60,000	64,684
PM General Purchaser LLC(1)	9.50	10/01/28	64,000	58,764
Wabash National Corp.(1)	4.50	10/15/28	40,000	37,276
				249,129
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	64,000	57,069
Titan International, Inc.	7.00	04/30/28	40,000	40,198
				97,267
BUILDING MATERIALS – 8.8%
AmeriTex Hold Co. Intermediate LLC(1)	7.63	08/15/33	75,000	78,920
Boise Cascade Co.(1)	4.88	07/01/30	40,000	39,906
Builders FirstSource, Inc.(1)	4.25	02/01/32	123,000	117,336
Builders FirstSource, Inc.(1)	5.00	03/01/30	57,000	56,825
Builders FirstSource, Inc.(1)	6.38	06/15/32	66,000	68,079
Builders FirstSource, Inc.(1)	6.38	03/01/34	105,000	108,772
Builders FirstSource, Inc.(1)	6.75	05/15/35	80,000	84,150
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	75,000	58,365
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	32,000	14,155
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	45,000	34,028
CP Atlas Buyer, Inc.(1)	9.75	07/15/30	50,000	52,048
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	275,000	284,990
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	50,000	52,557
Griffon Corp.	5.75	03/01/28	98,000	98,022
James Hardie International Finance DAC(1)	5.00	01/15/28	40,000	39,977
JELD-WEN, Inc.(1)	4.88	12/15/27	40,000	35,185
JELD-WEN, Inc.(1)	7.00	09/01/32	35,000	21,957
Knife River Corp.(1)	7.75	05/01/31	40,000	41,796
Masterbrand, Inc.(1)	7.00	07/15/32	70,000	72,649
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	65,000	66,800
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	53,000	51,538
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	57,000	57,058
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	60,000	35,550
Quikrete Holdings, Inc.(1)	6.38	03/01/32	395,000	409,857
Quikrete Holdings, Inc.(1)	6.75	03/01/33	150,000	155,913
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	102,000	102,384
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	115,000	122,669
Standard Building Solutions, Inc.(1)	5.88	03/15/34	65,000	64,980
Standard Building Solutions, Inc.(1)	6.25	08/01/33	105,000	107,379
Standard Building Solutions, Inc.(1)	6.50	08/15/32	105,000	108,340
Standard Industries, Inc./NY(1)	3.38	01/15/31	117,000	108,050
Standard Industries, Inc./NY(1)	4.38	07/15/30	155,000	149,603
Standard Industries, Inc./NY(1)	4.75	01/15/28	98,000	97,543
Wilsonart LLC(1)	11.00	08/15/32	50,000	45,718
				3,043,099

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 12.8%
Ashland, Inc.(1)	3.38	09/01/31	$47,000	$43,141
Ashland, Inc.	6.88	05/15/43	25,000	26,556
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	55,000	57,954
Axalta Coating Systems LLC(1)	3.38	02/15/29	67,000	64,523
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	50,000	49,925
Celanese US Holdings LLC	6.50	04/15/30	75,000	76,354
Celanese US Holdings LLC	6.75	04/15/33	125,000	126,697
Celanese US Holdings LLC	6.85	11/15/28	70,000	73,532
Celanese US Holdings LLC	7.00	02/15/31	55,000	56,293
Celanese US Holdings LLC	7.05	11/15/30	85,000	89,990
Celanese US Holdings LLC	7.17	07/15/27	52,000	53,917
Celanese US Holdings LLC	7.20	11/15/33	105,000	111,146
Celanese US Holdings LLC	7.33	07/15/29	80,000	84,166
Celanese US Holdings LLC	7.38	02/15/34	85,000	86,550
Celanese US Holdings LLC	7.38	07/15/32	90,000	93,972
Chemours Co.(1)	4.63	11/15/29	65,000	60,669
Chemours Co.	5.38	05/15/27	53,000	53,377
Chemours Co.(1)	5.75	11/15/28	75,000	74,424
Chemours Co.(1)	8.00	01/15/33	55,000	55,186
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	55,000	55,043
Element Solutions, Inc.(1)	3.88	09/01/28	80,000	78,012
FMC Corp.	3.45	10/01/29	55,000	49,419
FMC Corp.	4.50	10/01/49	45,000	28,121
FMC Corp.	5.65	05/18/33	55,000	48,698
FMC Corp.	6.38	05/18/53	55,000	41,689
FMC Corp.	8.45	11/01/55	65,000	52,182
HB Fuller Co.	4.00	02/15/27	30,000	29,668
HB Fuller Co.	4.25	10/15/28	30,000	29,543
Herens Holdco Sarl(1)	4.75	05/15/28	35,000	30,824
Huntsman International LLC	2.95	06/15/31	40,000	34,162
Huntsman International LLC	4.50	05/01/29	75,000	72,190
Huntsman International LLC	5.70	10/15/34	35,000	32,725
INEOS Finance PLC(1)	6.75	05/15/28	45,000	39,484
INEOS Finance PLC(1)	7.50	04/15/29	70,000	58,688
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	40,000	31,788
Ingevity Corp.(1)	3.88	11/01/28	55,000	53,524
Innophos Holdings, Inc.(1)	11.50	06/15/29	45,000	44,248
Inversion Escrow Issuer LLC(1)	6.75	08/01/32	120,000	118,949
Mativ Holdings, Inc.(1)	8.00	10/01/29	40,000	40,336
Methanex Corp.	5.13	10/15/27	70,000	70,233
Methanex Corp.	5.25	12/15/29	70,000	70,439
Methanex Corp.	5.65	12/01/44	25,000	22,529
Methanex US Operations, Inc.(1)	6.25	03/15/32	65,000	67,069
Minerals Technologies, Inc.(1)	5.00	07/01/28	40,000	39,827
NOVA Chemicals Corp.(1)	4.25	05/15/29	46,000	44,893
NOVA Chemicals Corp.(1)	5.25	06/01/27	113,000	113,587
NOVA Chemicals Corp.(1)	7.00	12/01/31	45,000	48,218
NOVA Chemicals Corp.(1)	8.50	11/15/28	30,000	31,372

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 12.8% (Continued)
NOVA Chemicals Corp.(1)	9.00	02/15/30	$70,000	$74,738
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	35,000	32,285
Olin Corp.	5.00	02/01/30	55,000	53,656
Olin Corp.	5.63	08/01/29	67,000	67,221
Olin Corp.(1)	6.63	04/01/33	55,000	53,964
Olympus Water US Holding Corp.(1)	4.25	10/01/28	80,000	77,801
Olympus Water US Holding Corp.(1)	6.25	10/01/29	45,000	44,072
Olympus Water US Holding Corp.(1)	7.25	06/15/31	75,000	76,933
Olympus Water US Holding Corp.(1)	7.25	02/15/33	150,000	149,503
Perimeter Holdings LLC(1)	6.25	01/15/34	50,000	50,037
Rain Carbon, Inc.(1)	12.25	09/01/29	45,000	47,871
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	107,000	106,792
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	75,000	75,029
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	70,000	68,918
SNF Group SACA(1)	3.13	03/15/27	35,000	34,490
SNF Group SACA(1)	3.38	03/15/30	35,000	32,938
Solstice Advanced Materials, Inc.(1)	5.63	09/30/33	100,000	100,576
Tronox, Inc.(1)	4.63	03/15/29	112,000	86,182
Tronox, Inc.(1)	9.13	09/30/30	35,000	34,558
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	75,000	28,500
WR Grace Holdings LLC(1)	4.88	06/15/27	47,000	47,000
WR Grace Holdings LLC(1)	5.63	08/15/29	108,000	103,274
WR Grace Holdings LLC(1)	6.63	08/15/32	70,000	69,682
WR Grace Holdings LLC(1)	7.00	08/01/33	55,000	55,106
WR Grace Holdings LLC(1)	7.38	03/01/31	40,000	40,865
				4,427,823
COAL – 0.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	40,000	42,262
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	40,000	37,892
SunCoke Energy, Inc.(1)	4.88	06/30/29	49,000	46,252
				126,406
COMMERCIAL SERVICES – 14.8%
ADT Security Corp.(1)	4.13	08/01/29	106,000	103,350
ADT Security Corp.(1)	4.88	07/15/32	70,000	67,829
ADT Security Corp.(1)	5.88	10/15/33	95,000	96,366
Adtalem Global Education, Inc.(1)	5.50	03/01/28	40,000	39,938
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	7.00	05/21/30	140,000	146,003
Allied Universal Holdco LLC(1)	7.88	02/15/31	225,000	236,927
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	100,000	99,227
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.88	06/15/30	115,000	119,504
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	109,000	107,582
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	85,000	84,049
Alta Equipment Group, Inc.(1)	9.00	06/01/29	50,000	47,821
APi Group DE, Inc.(1)	4.13	07/15/29	30,000	29,295
APi Group DE, Inc.(1)	4.75	10/15/29	29,000	28,533
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	40,000	39,184
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	62,000	60,494

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.8% (Continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	$34,000	$34,177
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	37,000	36,999
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	40,000	40,914
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	75,000	77,680
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.38	06/15/32	65,000	66,910
Brink’s Co.(1)	4.63	10/15/27	66,000	66,149
Brink’s Co.(1)	6.50	06/15/29	35,000	36,176
Brink’s Co.(1)	6.75	06/15/32	40,000	41,673
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	85,000	80,289
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	100,000	86,042
CoreCivic, Inc.	8.25	04/15/29	50,000	52,401
EquipmentShare.com, Inc.(1)	8.00	03/15/33	55,000	58,059
EquipmentShare.com, Inc.(1)	8.63	05/15/32	60,000	64,217
EquipmentShare.com, Inc.(1)	9.00	05/15/28	100,000	104,629
Garda World Security Corp.(1)	6.00	06/01/29	55,000	54,160
Garda World Security Corp.(1)	6.50	01/15/31	55,000	56,414
Garda World Security Corp.(1)	7.75	02/15/28	40,000	40,992
Garda World Security Corp.(1)	8.25	08/01/32	60,000	61,347
Garda World Security Corp.(1)	8.38	11/15/32	100,000	102,742
GEO Group, Inc.	8.63	04/15/29	65,000	68,015
GEO Group, Inc.	10.25	04/15/31	60,000	65,502
Graham Holdings Co.(1)	5.63	12/01/33	50,000	50,366
Grand Canyon University	5.13	10/01/28	40,000	40,101
Herc Holdings, Inc.(1)	5.75	03/15/31	60,000	60,461
Herc Holdings, Inc.(1)	6.00	03/15/34	60,000	60,338
Herc Holdings, Inc.(1)	6.63	06/15/29	85,000	88,014
Herc Holdings, Inc.(1)	7.00	06/15/30	145,000	152,277
Herc Holdings, Inc.(1)	7.25	06/15/33	125,000	132,349
Hertz Corp.(1)	5.00	12/01/29	105,000	69,252
Hertz Corp.(1)	12.63	07/15/29	120,000	120,879
Korn Ferry(1)	4.63	12/15/27	40,000	39,906
NESCO Holdings II, Inc.(1)	5.50	04/15/29	91,000	89,727
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	101,000	99,003
Signal Parent, Inc.(1)	6.13	04/01/29	30,000	12,300
Sotheby’s(1)	7.38	10/15/27	83,000	82,730
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	30,000	28,917
Synergy Infrastructure Holdings LLC(1)	7.88	12/01/30	55,000	57,510
TriNet Group, Inc.(1)	3.50	03/01/29	53,000	50,254
TriNet Group, Inc.(1)	7.13	08/15/31	40,000	41,258
United Rentals North America, Inc.	3.75	01/15/32	54,000	50,510
United Rentals North America, Inc.	3.88	11/15/27	80,000	79,375
United Rentals North America, Inc.	3.88	02/15/31	112,000	106,855
United Rentals North America, Inc.	4.00	07/15/30	68,000	65,752
United Rentals North America, Inc.	4.88	01/15/28	160,000	160,114
United Rentals North America, Inc.	5.25	01/15/30	75,000	75,847
United Rentals North America, Inc.(1)	5.38	11/15/33	167,000	166,989
United Rentals North America, Inc.(1)	6.13	03/15/34	115,000	119,634
Valvoline, Inc.(1)	3.63	06/15/31	52,000	47,796

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.8% (Continued)
Veritiv Operating Co.(1)	10.50	11/30/30	$105,000	$112,560
VT Topco, Inc.(1)	8.50	08/15/30	50,000	51,271
Williams Scotsman, Inc.(1)	4.63	08/15/28	55,000	54,839
Williams Scotsman, Inc.(1)	6.63	06/15/29	40,000	41,382
Williams Scotsman, Inc.(1)	6.63	04/15/30	45,000	46,655
Williams Scotsman, Inc.(1)	7.38	10/01/31	50,000	52,161
				5,108,971
COMPUTERS – 1.5%
Amentum Holdings, Inc.(1)	7.25	08/01/32	100,000	105,442
ASGN, Inc.(1)	4.63	05/15/28	54,000	53,212
CACI International, Inc.(1)	6.38	06/15/33	100,000	103,879
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	49,000	39,779
Crane NXT Co.	4.20	03/15/48	35,000	22,749
KBR, Inc.(1)	4.75	09/30/28	25,000	24,776
Pitney Bowes, Inc.(1)	6.88	03/15/27	40,000	40,101
Pitney Bowes, Inc.(1)	7.25	03/15/29	30,000	30,368
Science Applications International Corp.(1)	4.88	04/01/28	40,000	39,922
Science Applications International Corp.(1)	5.88	11/01/33	50,000	50,426
				510,654
DISTRIBUTION/WHOLESALE – 1.4%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	35,000	33,796
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	73,000	72,095
Gates Corp./DE(1)	6.88	07/01/29	50,000	52,039
RB Global Holdings, Inc.(1)	6.75	03/15/28	50,000	50,992
RB Global Holdings, Inc.(1)	7.75	03/15/31	85,000	88,709
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	19,282
Resideo Funding, Inc.(1)	6.50	07/15/32	70,000	71,191
Windsor Holdings III LLC(1)	8.50	06/15/30	80,000	84,399
				472,503
ELECTRIC – 0.6%
VoltaGrid LLC(1)	7.38	11/01/30	200,000	202,675

ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
EnerSys(1)	4.38	12/15/27	30,000	29,805
EnerSys(1)	6.63	01/15/32	30,000	31,110
WESCO Distribution, Inc.(1)	6.38	03/15/29	95,000	98,066
WESCO Distribution, Inc.(1)	6.38	03/15/33	75,000	78,140
WESCO Distribution, Inc.(1)	6.63	03/15/32	90,000	94,153
WESCO Distribution, Inc.(1)	7.25	06/15/28	125,000	126,579
				457,853
ELECTRONICS – 0.7%
Atkore, Inc.(1)	4.25	06/01/31	38,000	36,286
Imola Merger Corp.(1)	4.75	05/15/29	200,000	196,894
				233,180

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 2.8%
AECOM(1)	6.00	08/01/33	$120,000	$123,013
Arcosa, Inc.(1)	4.38	04/15/29	40,000	39,355
Arcosa, Inc.(1)	6.88	08/15/32	60,000	63,354
Artera Services LLC(1)	8.50	02/15/31	60,000	48,809
Brand Industrial Services, Inc.(1)	10.38	08/01/30	145,000	139,198
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	40,000	40,288
Dycom Industries, Inc.(1)	4.50	04/15/29	50,000	49,247
Fluor Corp.	4.25	09/15/28	50,000	49,677
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	40,000	40,117
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	29,000	31,085
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	30,000	29,533
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	32,000	32,624
TopBuild Corp.(1)	3.63	03/15/29	40,000	38,773
TopBuild Corp.(1)	4.13	02/15/32	50,000	47,576
TopBuild Corp.(1)	5.63	01/31/34	75,000	75,723
Tutor Perini Corp.(1)	11.88	04/30/29	40,000	44,193
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	40,000	39,507
Weekley Homes LLC/Weekley Finance Corp.(1)	6.75	01/15/34	40,000	40,256
				972,328
ENVIRONMENTAL CONTROL – 2.9%
Clean Harbors, Inc.(1)	5.13	07/15/29	30,000	30,127
Clean Harbors, Inc.(1)	5.75	10/15/33	70,000	71,559
Clean Harbors, Inc.(1)	6.38	02/01/31	55,000	56,355
Enviri Corp.(1)	5.75	07/31/27	45,000	45,078
GFL Environmental Holdings US, Inc.(1)	5.50	02/01/34	100,000	100,355
GFL Environmental, Inc.(1)	4.00	08/01/28	80,000	78,782
GFL Environmental, Inc.(1)	4.38	08/15/29	57,000	55,881
GFL Environmental, Inc.(1)	4.75	06/15/29	78,000	77,543
GFL Environmental, Inc.(1)	6.75	01/15/31	95,000	99,501
Madison IAQ LLC(1)	4.13	06/30/28	60,000	59,316
Madison IAQ LLC(1)	5.88	06/30/29	111,000	110,932
Reworld Holding Corp.(1)	4.88	12/01/29	75,000	72,668
Waste Pro USA, Inc.(1)	7.00	02/01/33	85,000	87,539
Wrangler Holdco Corp.(1)	6.63	04/01/32	45,000	46,856
				992,492
FOOD SERVICE – 0.7%
Aramark Services, Inc.(1)	5.00	02/01/28	116,000	116,003
TKC Holdings, Inc.(1)	6.88	05/15/28	45,000	45,425
TKC Holdings, Inc.(1)	10.50	05/15/29	64,000	66,231
				227,659
FOREST PRODUCTS & PAPER – 0.5%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	30,000	29,694
Domtar Corp.(1)	6.75	10/01/28	65,000	54,053
Mercer International, Inc.	5.13	02/01/29	90,000	55,690
Mercer International, Inc.(1)	12.88	10/01/28	40,000	29,295
				168,732

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOLDING COMPANIES-DIVERS – 0.6%
Clue Opco LLC(1)	9.50	10/15/31	$70,000	$74,417
Stena International SA(1)	7.25	01/15/31	80,000	82,254
Stena International SA(1)	7.63	02/15/31	45,000	46,613
				203,284
HOME BUILDERS – 4.5%
Adams Homes, Inc.(1)	9.25	10/15/28	40,000	41,885
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	36,000	34,512
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	40,000	37,887
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.88	08/01/33	45,000	45,439
Beazer Homes USA, Inc.	5.88	10/15/27	30,000	29,909
Beazer Homes USA, Inc.	7.25	10/15/29	39,000	39,496
Beazer Homes USA, Inc.(1)	7.50	03/15/31	25,000	25,469
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	55,000	51,392
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	25,000	24,229
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	65,000	65,047
Century Communities, Inc.(1)	3.88	08/15/29	60,000	57,151
Century Communities, Inc.(1)	6.63	09/15/33	40,000	40,546
Dream Finders Homes, Inc.(1)	6.88	09/15/30	30,000	30,416
Dream Finders Homes, Inc.(1)	8.25	08/15/28	30,000	30,954
Empire Communities Corp.(1)	9.75	05/01/29	45,000	46,556
Installed Building Products, Inc.(1)	5.63	02/01/34	50,000	50,412
K Hovnanian Enterprises, Inc.(1)	8.00	04/01/31	40,000	41,005
K Hovnanian Enterprises, Inc.(1)	8.38	10/01/33	50,000	51,138
KB Home	4.00	06/15/31	33,000	31,188
KB Home	4.80	11/15/29	30,000	29,893
KB Home	6.88	06/15/27	34,000	34,743
KB Home	7.25	07/15/30	37,000	38,133
LGI Homes, Inc.(1)	4.00	07/15/29	32,000	29,398
LGI Homes, Inc.(1)	7.00	11/15/32	35,000	34,170
LGI Homes, Inc.(1)	8.75	12/15/28	40,000	41,710
M/I Homes, Inc.	3.95	02/15/30	30,000	28,897
M/I Homes, Inc.	4.95	02/01/28	40,000	39,927
Mattamy Group Corp.(1)	4.63	03/01/30	57,000	55,704
Mattamy Group Corp.(1)	6.00	12/15/33	50,000	49,164
New Home Co., Inc.(1)	8.50	11/01/30	35,000	36,501
New Home Co., Inc.(1)	9.25	10/01/29	40,000	42,199
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	46,000	45,952
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	30,000	29,678
STL Holding Co. LLC(1)	8.75	02/15/29	25,000	26,384
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	43,000	43,301
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	48,000	48,958
Taylor Morrison Communities, Inc.(1)	5.75	11/15/32	55,000	56,481
Tri Pointe Homes, Inc.	5.25	06/01/27	30,000	30,102
Tri Pointe Homes, Inc.	5.70	06/15/28	35,000	35,408
				1,551,334

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME FURNISHINGS – 0.3%
FXI Holdings, Inc.(1)	11.00	11/15/30	$91,240	$84,511
FXI Holdings, Inc.(1)	14.00	11/15/29	63,520	36,844
				121,355
INTERNET – 0.1%
ZipRecruiter, Inc.(1)	5.00	01/15/30	55,000	38,208

IRON/STEEL – 4.8%
Algoma Steel, Inc.(1)	9.13	04/15/29	35,000	30,049
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	70,000	70,708
Carpenter Technology Corp.(1)	5.63	03/01/34	70,000	71,121
Champion Iron Canada, Inc.(1)	7.88	07/15/32	50,000	53,521
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	45,000	44,315
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	35,000	33,590
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	75,000	76,784
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	85,000	88,387
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	140,000	143,848
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	100,000	104,415
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	80,000	84,474
Cleveland-Cliffs, Inc.(1)	7.63	01/15/34	105,000	110,042
Commercial Metals Co.	3.88	02/15/31	30,000	28,503
Commercial Metals Co.	4.13	01/15/30	29,000	28,159
Commercial Metals Co.	4.38	03/15/32	35,000	33,558
Commercial Metals Co.(1)	5.75	11/15/33	95,000	96,631
Commercial Metals Co.(1)	6.00	12/15/35	100,000	102,218
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	75,000	78,704
Mineral Resources Ltd.(1)	7.00	04/01/31	75,000	78,889
Mineral Resources Ltd.(1)	8.00	11/01/27	55,000	56,296
Mineral Resources Ltd.(1)	8.50	05/01/30	67,000	69,515
Mineral Resources Ltd.(1)	9.25	10/01/28	105,000	110,388
United States Steel Corp.	6.65	06/01/37	25,000	26,339
United States Steel Corp.	6.88	03/01/29	51,000	51,192
				1,671,646
LEISURE TIME – 0.2%
Patrick Industries, Inc.(1)	4.75	05/01/29	35,000	34,668
Patrick Industries, Inc.(1)	6.38	11/01/32	50,000	51,208
				85,876
MACHINERY-CONSTRUCTION & MINING – 0.7%
BWX Technologies, Inc.(1)	4.13	06/30/28	40,000	39,439
BWX Technologies, Inc.(1)	4.13	04/15/29	40,000	39,208
Manitowoc Co., Inc.(1)	9.25	10/01/31	30,000	32,621
Terex Corp.(1)	5.00	05/15/29	65,000	64,834
Terex Corp.(1)	6.25	10/15/32	70,000	71,719
				247,821
MACHINERY-DIVERSIFIED – 2.4%
ATS Corp.(1)	4.13	12/15/28	35,000	34,177
Chart Industries, Inc.(1)	7.50	01/01/30	153,000	159,382
Chart Industries, Inc.(1)	9.50	01/01/31	42,000	44,245

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 2.4% (Continued)
Columbus McKinnon Corp./NY(1)	7.13	02/01/33	$90,000	$90,530
Esab Corp.(1)	6.25	04/15/29	70,000	72,015
GrafTech Finance, Inc.(1)	4.63	12/23/29	50,000	37,261
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	45,000	38,503
Lsf12 Helix Parent LLC(1)	7.13	02/01/33	45,000	45,245
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	50,000	53,332
Mueller Water Products, Inc.(1)	4.00	06/15/29	43,000	41,884
SPX FLOW, Inc.(1)	8.75	04/01/30	48,000	49,348
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	155,000	155,286
				821,208
METAL FABRICATE/HARDWARE – 0.6%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	35,000	35,088
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	51,151
Park-Ohio Industries, Inc.(1)	8.50	08/01/30	35,000	35,972
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	50,000	49,300
TMS International Corp./DE(1)	6.25	04/15/29	32,000	31,315
				202,826
MINING – 5.0%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	45,000	44,472
Alcoa Nederland Holding BV(1)	7.13	03/15/31	80,000	84,679
Alumina Pty Ltd.(1)	6.13	03/15/30	55,000	56,781
Alumina Pty Ltd.(1)	6.38	09/15/32	45,000	46,818
Arsenal AIC Parent LLC(1)	8.00	10/01/30	70,000	74,221
Arsenal AIC Parent LLC(1)	11.50	10/01/31	50,000	55,158
Century Aluminum Co.(1)	6.88	08/01/32	40,000	41,473
Coeur Mining, Inc.(1)	5.13	02/15/29	28,000	27,982
Compass Minerals International, Inc.(1)	8.00	07/01/30	65,000	68,980
Constellium SE(1)	3.75	04/15/29	50,000	48,426
Constellium SE(1)	5.63	06/15/28	30,000	30,051
Constellium SE(1)	6.38	08/15/32	35,000	36,225
Eldorado Gold Corp.(1)	6.25	09/01/29	48,000	48,279
Fortescue Treasury Pty Ltd.(1)	4.38	04/01/31	103,000	99,611
Fortescue Treasury Pty Ltd.(1)	4.50	09/15/27	65,000	65,053
Fortescue Treasury Pty Ltd.(1)	5.88	04/15/30	43,000	44,283
Fortescue Treasury Pty Ltd.(1)	6.13	04/15/32	75,000	78,174
Hecla Mining Co.	7.25	02/15/28	22,000	22,046
Hudbay Minerals, Inc.(1)	6.13	04/01/29	55,000	55,547
IAMGOLD Corp.(1)	5.75	10/15/28	43,000	43,197
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	35,000	36,447
Kaiser Aluminum Corp.(1)	4.50	06/01/31	51,000	49,279
Kaiser Aluminum Corp.(1)	5.88	03/01/34	55,000	55,478
New Gold, Inc.(1)	6.88	04/01/32	40,000	42,523
Novelis Corp.(1)	3.88	08/15/31	72,000	65,938
Novelis Corp.(1)	4.75	01/30/30	148,000	143,530
Novelis Corp.(1)	6.38	08/15/33	80,000	81,551
Novelis Corp.(1)	6.88	01/30/30	80,000	82,963

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 5.0% (Continued)
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	$30,000	$31,181
Taseko Mines Ltd.(1)	8.25	05/01/30	50,000	53,135
				1,713,481
MISCELLANEOUS MANUFACTURER – 2.2%
Amsted Industries, Inc.(1)	4.63	05/15/30	35,000	34,670
Amsted Industries, Inc.(1)	6.38	03/15/33	55,000	56,954
Avient Corp.(1)	6.25	11/01/31	60,000	61,727
Avient Corp.(1)	7.13	08/01/30	80,000	82,583
Axon Enterprise, Inc.(1)	6.13	03/15/30	100,000	103,045
Axon Enterprise, Inc.(1)	6.25	03/15/33	75,000	77,757
Calderys Financing LLC(1)	11.25	06/01/28	55,000	57,374
Enpro, Inc.(1)	6.13	06/01/33	45,000	46,385
Hillenbrand, Inc.	3.75	03/01/31	35,000	35,266
Hillenbrand, Inc.	6.25	02/15/29	54,000	54,589
LSB Industries, Inc.(1)	6.25	10/15/28	45,000	45,087
Maxam Prill Sarl(1)	7.75	07/15/30	50,000	52,118
Trinity Industries, Inc.(1)	7.75	07/15/28	60,000	61,970
				769,525
OFFICE FURNISHINGS – 0.1%
HNI Corp.(1)	5.13	01/18/29	33,000	32,609

OIL & GAS – 0.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	30,000	30,928
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	02/15/31	40,000	41,279
				72,207
OIL & GAS SERVICES – 0.1%
CHC Group LLC(1)	11.75	09/01/30	55,000	52,919

PACKAGING & CONTAINERS – 8.0%
Ardagh Group SA(1)	9.50	12/01/30	155,000	167,598
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	60,000	57,744
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	100,000	95,045
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.25	01/30/31	65,000	66,838
Ball Corp.	2.88	08/15/30	125,000	115,151
Ball Corp.	3.13	09/15/31	80,000	73,581
Ball Corp.	5.50	09/15/33	80,000	81,358
Ball Corp.	6.00	06/15/29	105,000	108,241
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	45,000	44,984
Cascades, Inc./Cascades USA, Inc.(1)	6.75	07/15/30	40,000	41,437
Clearwater Paper Corp.(1)	4.75	08/15/28	25,000	23,657
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	60,000	60,580
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	150,000	151,274
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	40,000	40,570
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	101,000	101,157
Crown Americas LLC	5.25	04/01/30	54,000	55,205

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 8.0% (Continued)
Crown Americas LLC(1)	5.88	06/01/33	$65,000	$66,524
Graphic Packaging International LLC(1)	3.50	03/15/28	40,000	38,794
Graphic Packaging International LLC(1)	3.50	03/01/29	35,000	33,416
Graphic Packaging International LLC(1)	3.75	02/01/30	35,000	33,085
Graphic Packaging International LLC(1)	4.75	07/15/27	32,000	31,971
Graphic Packaging International LLC(1)	6.38	07/15/32	55,000	55,685
Iris Holding, Inc.(1)	10.00	12/15/28	40,000	36,246
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/30	260,000	265,087
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/30	135,000	132,907
OI European Group BV(1)	4.75	02/15/30	35,000	33,896
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	65,000	65,377
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	70,000	71,330
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	30,000	30,635
Sealed Air Corp.(1)	4.00	12/01/27	45,000	44,864
Sealed Air Corp.(1)	5.00	04/15/29	45,000	45,322
Sealed Air Corp.(1)	6.50	07/15/32	40,000	41,554
Sealed Air Corp.(1)	6.88	07/15/33	45,000	47,340
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	77,000	78,192
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	40,000	41,701
Silgan Holdings, Inc.	4.13	02/01/28	55,000	54,555
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	60,000	60,157
TriMas Corp.(1)	4.13	04/15/29	38,000	37,068
Trivium Packaging Finance BV(1)	8.25	07/15/30	54,000	57,655
Trivium Packaging Finance BV(1)	12.25	01/15/31	60,000	65,701
				2,753,482
REAL ESTATE – 0.2%
CoreLogic, Inc.(1)	4.50	05/01/28	75,000	73,660

RETAIL – 2.9%
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	27,000	26,761
LBM Acquisition LLC(1)	6.25	01/15/29	75,000	69,335
LBM Acquisition LLC(1)	9.50	06/15/31	90,000	94,893
Park River Holdings, Inc.(1)	8.00	03/15/31	90,000	92,807
Park River Holdings, Inc.(1)	8.75	12/31/30	42,458	42,384
QXO Building Products, Inc.(1)	6.75	04/30/32	225,000	232,068
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	50,000	49,872
Staples, Inc.(1)	10.75	09/01/29	245,000	240,982
Staples, Inc.(1)	12.75	01/15/30	85,000	69,681
White Cap Supply Holdings LLC(1)	7.38	11/15/30	65,000	67,554
				986,337
TRANSPORTATION – 2.1%
Beacon Mobility Corp.(1)	7.25	08/01/30	55,000	57,612
Brightline East LLC(1)	11.00	01/31/30	115,000	32,223
Carriage Purchaser, Inc.(1)	7.88	10/15/29	27,000	26,877
Danaos Corp.(1)	6.88	10/15/32	50,000	51,677
Danaos Corp.(1)	8.50	03/01/28	25,000	25,064
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	60,000	58,484
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	70,000	72,150

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 2.1% (Continued)
Rand Parent LLC(1)	8.50	02/15/30	$85,000	$88,878
RXO, Inc.(1)	7.50	11/15/27	35,000	35,761
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	50,000	52,847
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	95,000	99,646
XPO CNW, Inc.	6.70	05/01/34	30,000	32,006
XPO, Inc.(1)	7.13	06/01/31	50,000	51,952
XPO, Inc.(1)	7.13	02/01/32	55,000	58,008
				743,185
TOTAL CORPORATE BONDS (Cost – $33,827,758)				33,931,507

SHORT-TERM INVESTMENTS – 1.2%
TIME DEPOSITS – 1.2%
JP Morgan Chase, New York	2.98	02/02/26	420,281	420,281
TOTAL SHORT-TERM INVESTMENTS (Cost – $420,281)				420,281

TOTAL INVESTMENTS – 99.4% (Cost – $34,248,039)				$34,351,788
OTHER ASSETS LESS LIABILITIES – 0.6%				193,283
NET ASSETS – 100.0%				$34,545,071

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $29,609,097 and represents 85.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$33,931,507	$–	$33,931,507
Time Deposits	–	420,281	–	420,281
Total Investments	$–	$34,351,788	$–	$34,351,788

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	24	$120
TOTAL COMMON STOCKS (Cost – $297)		120

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.7%
ADVERTISING – 3.5%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$100,000	84,883
Clear Channel Outdoor Holdings, Inc.(1)	7.13	02/15/31	195,000	203,474
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	180,000	178,248
Clear Channel Outdoor Holdings, Inc.(1)	7.50	03/15/33	155,000	164,796
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	169,000	169,150
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	145,000	152,751
CMG Media Corp.(1)	8.88	06/18/29	97,000	84,112
Dotdash Meredith, Inc.(1)	7.63	06/15/32	70,000	63,878
Lamar Media Corp.	3.63	01/15/31	92,000	86,936
Lamar Media Corp.	3.75	02/15/28	100,000	98,227
Lamar Media Corp.	4.00	02/15/30	95,000	91,920
Lamar Media Corp.	4.88	01/15/29	70,000	70,044
Lamar Media Corp.(1)	5.38	11/01/33	70,000	69,904
Stagwell Global LLC(1)	5.63	08/15/29	187,000	181,461
				1,699,784
AUTO PARTS & EQUIPMENT – 0.6%
Qnity Electronics, Inc.(1)	5.75	08/15/32	170,000	173,394
Qnity Electronics, Inc.(1)	6.25	08/15/33	125,000	129,168
				302,562
COMMERCIAL SERVICES – 1.8%
Cimpress PLC(1)	7.38	09/15/32	90,000	92,527
Deluxe Corp.(1)	8.00	06/01/29	80,000	81,702
Deluxe Corp.(1)	8.13	09/15/29	75,000	78,791
ION Platform Finance US, Inc.(1)	7.88	09/30/32	255,000	223,957
OT Midco, Inc.(1)	10.00	02/15/30	105,000	49,225
RR Donnelley & Sons Co.(1)	9.50	08/01/29	180,000	187,471
RR Donnelley & Sons Co.(1)	10.88	08/01/29	83,000	85,179
VM Consolidated, Inc.(1)	5.50	04/15/29	60,000	59,057
				857,909
COMPUTERS – 3.2%
Ahead DB Holdings LLC(1)	6.63	05/01/28	67,000	66,455
Crowdstrike Holdings, Inc.	3.00	02/15/29	125,000	119,692
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	125,000	127,486
Insight Enterprises, Inc.(1)	6.63	05/15/32	85,000	87,088
McAfee Corp.(1)	7.38	02/15/30	333,000	265,364
NCR Voyix Corp.(1)	5.00	10/01/28	110,000	108,686
NCR Voyix Corp.(1)	5.13	04/15/29	67,000	66,095
Seagate Data Storage Technology Pte Ltd.(1)	4.09	06/01/29	75,000	73,588
Seagate Data Storage Technology Pte Ltd.(1)	5.75	12/01/34	55,000	56,309
Seagate Data Storage Technology Pte Ltd.(1)	5.88	07/15/30	70,000	72,169

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 3.2% (Continued)
Seagate Data Storage Technology Pte Ltd.(1)	8.25	12/15/29	$84,000	$88,786
Seagate Data Storage Technology Pte Ltd.(1)	8.50	07/15/31	80,000	84,715
Seagate Data Storage Technology Pte Ltd.(1)	9.63	12/01/32	122,800	138,900
Unisys Corp.(1)	10.63	01/15/31	120,000	113,948
Virtusa Corp.(1)	7.13	12/15/28	57,000	55,974
				1,525,255
ELECTRONICS – 1.5%
Coherent Corp.(1)	5.00	12/15/29	167,000	166,429
Sensata Technologies BV(1)	4.00	04/15/29	108,000	105,808
Sensata Technologies BV(1)	5.88	09/01/30	85,000	86,354
Sensata Technologies, Inc.(1)	3.75	02/15/31	125,000	117,349
Sensata Technologies, Inc.(1)	4.38	02/15/30	80,000	78,304
Sensata Technologies, Inc.(1)	6.63	07/15/32	85,000	88,864
TTM Technologies, Inc.(1)	4.00	03/01/29	85,000	82,651
				725,759
ENGINEERING & CONSTRUCTION – 0.5%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS(1)	7.88	02/03/30	85,000	87,682
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	145,000	149,980
				237,662
ENTERTAINMENT – 3.3%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	105,000	43,575
Banijay Entertainment SAS(1)	8.13	05/01/29	70,000	72,865
Warnermedia Holdings, Inc.	3.76	03/15/27	205,000	203,602
Warnermedia Holdings, Inc.	4.05	03/15/29	230,000	223,243
Warnermedia Holdings, Inc.	4.28	03/15/32	55,000	45,875
Warnermedia Holdings, Inc.	4.28	03/15/32	460,000	405,375
Warnermedia Holdings, Inc.	5.05	03/15/42	700,000	493,500
Warnermedia Holdings, Inc.	5.14	03/15/52	160,000	106,741
				1,594,776
INTERNET – 6.5%
ANGI Group LLC(1)	3.88	08/15/28	85,000	77,843
Arches Buyer, Inc.(1)	4.25	06/01/28	160,000	157,488
Arches Buyer, Inc.(1)	6.13	12/01/28	85,000	83,178
Cablevision Lightpath LLC(1)	3.88	09/15/27	75,000	74,727
Cablevision Lightpath LLC(1)	5.63	09/15/28	70,000	70,047
Cars.com, Inc.(1)	6.38	11/01/28	70,000	70,080
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	6.50	07/01/32	100,000	91,951
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	50,000	49,744
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	80,000	79,728
Gen Digital, Inc.(1)	6.25	04/01/33	160,000	160,943
Gen Digital, Inc.(1)	6.75	09/30/27	155,000	156,417
Gen Digital, Inc.(1)	7.13	09/30/30	100,000	102,584
Getty Images, Inc.(1)	10.50	11/15/30	105,000	106,405
Getty Images, Inc.(1)	11.25	02/21/30	90,000	80,631
Getty Images, Inc.(1)	14.00	03/01/28	55,000	51,838
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	135,000	128,365

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 6.5% (Continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	$100,000	$99,939
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	4.63	05/01/28	60,000	56,046
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.00	05/01/28	60,000	56,685
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.75	05/15/28	75,000	71,184
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	8.75	05/01/29	120,000	114,499
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.00	08/01/29	85,000	81,694
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.50	05/30/29	130,000	125,556
Match Group Holdings II LLC(1)	3.63	10/01/31	87,000	78,860
Match Group Holdings II LLC(1)	4.13	08/01/30	85,000	80,178
Match Group Holdings II LLC(1)	4.63	06/01/28	87,000	86,238
Match Group Holdings II LLC(1)	5.00	12/15/27	75,000	75,228
Match Group Holdings II LLC(1)	5.63	02/15/29	60,000	60,045
Match Group Holdings II LLC(1)	6.13	09/15/33	120,000	120,529
Newfold Digital Holdings Group, Inc.(1)	11.75	04/30/29	9,250	8,441
Newfold Digital Holdings Group, Inc.(1)	11.75	04/30/29	80,000	49,760
Snap, Inc.(1)	6.88	03/01/33	255,000	261,854
Snap, Inc.(1)	6.88	03/15/34	95,000	97,100
Ziff Davis, Inc.(1)	4.63	10/15/30	80,000	75,721
				3,141,526
MEDIA – 35.5%
AMC Networks, Inc.	4.25	02/15/29	45,000	39,539
AMC Networks, Inc.(1)	10.25	01/15/29	149,000	155,474
AMC Networks, Inc.(1)	10.50	07/15/32	70,000	75,527
Block Communications, Inc.(1)	4.88	03/01/28	50,000	49,101
Cable One, Inc.(1)	4.00	11/15/30	100,000	72,870
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	485,000	444,435
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	338,000	285,838
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	467,000	439,258
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	489,000	439,248
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	297,000	260,115
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	520,000	497,087
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	205,000	187,408
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	422,000	419,877
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	572,000	572,503
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	256,000	253,297
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	255,000	257,592
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.00	02/01/33	295,000	298,064
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	185,000	190,430
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	02/01/36	210,000	210,432
CSC Holdings LLC(1)	3.38	02/15/31	168,000	100,291
CSC Holdings LLC(1)	4.13	12/01/30	187,000	113,558
CSC Holdings LLC(1)	4.50	11/15/31	255,000	154,925
CSC Holdings LLC(1)	5.38	02/01/28	169,000	126,275
CSC Holdings LLC(1)	5.50	04/15/27	223,000	197,001
CSC Holdings LLC(1)	6.50	02/01/29	295,000	189,137
CSC Holdings LLC(1)	11.25	05/15/28	168,000	134,788
CSC Holdings LLC(1)	11.75	01/31/29	350,000	255,427
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	50,000	14,125

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 35.5% (Continued)
Directv Financing LLC(1)	8.88	02/01/30	$130,000	$131,802
Directv Financing LLC(1)	8.88	02/01/30	270,000	273,715
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	293,000	294,578
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	350,000	360,811
Discovery Communications LLC	3.63	05/15/30	155,000	143,384
Discovery Communications LLC	3.95	03/20/28	210,000	206,443
Discovery Communications LLC	4.13	05/15/29	110,000	106,946
Discovery Communications LLC	5.00	09/20/37	75,000	58,003
Discovery Communications LLC	6.35	06/01/40	75,000	62,273
DISH DBS Corp.	5.13	06/01/29	255,000	225,892
DISH DBS Corp.(1)	5.75	12/01/28	425,000	411,631
DISH DBS Corp.	7.38	07/01/28	170,000	163,439
DISH Network Corp.(1)	11.75	11/15/27	595,000	616,103
EW Scripps Co.(1)	9.88	08/15/30	125,000	124,657
Gray Media, Inc.(1)	4.75	10/15/30	132,000	102,001
Gray Media, Inc.(1)	5.38	11/15/31	207,000	153,951
Gray Media, Inc.(1)	7.25	08/15/33	130,000	133,187
Gray Media, Inc.(1)	9.63	07/15/32	195,000	201,193
Gray Media, Inc.(1)	10.50	07/15/29	193,000	207,404
iHeartCommunications, Inc.(1)	4.75	01/15/28	45,000	40,985
iHeartCommunications, Inc.(1)	7.75	08/15/30	113,360	97,130
iHeartCommunications, Inc.(1)	9.13	05/01/29	123,000	116,339
iHeartCommunications, Inc.(1)	10.88	05/01/30	113,400	94,170
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	140,000	93,558
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	195,000	136,195
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	140,000	140,707
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	110,000	115,715
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	110,000	111,321
Midcontinent Communications(1)	8.00	08/15/32	110,000	105,976
Nexstar Media, Inc.(1)	4.75	11/01/28	170,000	169,070
Nexstar Media, Inc.(1)	5.63	07/15/27	293,000	293,222
Paramount Global	6.25	02/28/57	109,000	99,149
Paramount Global	6.38	03/30/62	172,000	162,179
Scripps Escrow II, Inc.(1)	3.88	01/15/29	90,000	83,119
Scripps Escrow II, Inc.(1)	5.38	01/15/31	65,000	48,540
Sinclair Television Group, Inc.(1)	5.50	03/01/30	80,000	70,910
Sinclair Television Group, Inc.(1)	8.13	02/15/33	245,000	253,566
Sinclair Television Group, Inc.(1)	9.75	02/15/33	75,000	83,063
Sirius XM Radio LLC(1)	3.88	09/01/31	255,000	233,099
Sirius XM Radio LLC(1)	4.00	07/15/28	340,000	332,301
Sirius XM Radio LLC(1)	4.13	07/01/30	255,000	240,675
Sirius XM Radio LLC(1)	5.00	08/01/27	255,000	254,701
Sirius XM Radio LLC(1)	5.50	07/01/29	212,000	213,058
Sunrise FinCo I BV(1)	4.88	07/15/31	211,000	202,346
TEGNA, Inc.	4.63	03/15/28	170,000	168,909
TEGNA, Inc.	5.00	09/15/29	185,000	183,810
Univision Communications, Inc.(1)	4.50	05/01/29	177,000	169,165
Univision Communications, Inc.(1)	7.38	06/30/30	155,000	157,140

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 35.5% (Continued)
Univision Communications, Inc.(1)	8.00	08/15/28	$245,000	$252,981
Univision Communications, Inc.(1)	8.50	07/31/31	215,000	224,342
Univision Communications, Inc.(1)	9.38	08/01/32	255,000	274,667
Urban One, Inc.(1)	7.63	04/01/31	47,000	21,117
Versant Media Group, Inc.(1)	7.25	01/30/31	170,000	174,327
Virgin Media Finance PLC(1)	5.00	07/15/30	155,000	135,569
Virgin Media O2 Vendor Financing Notes VI DAC(1)	8.50	03/15/33	85,000	84,363
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	157,000	145,158
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	240,000	236,841
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	90,000	90,000
VZ Secured Financing BV(1)	5.00	01/15/32	257,000	232,229
VZ Secured Financing BV(1)	7.50	01/15/33	195,000	195,729
Ziggo Bond Co. BV(1)	5.13	02/28/30	85,000	74,751
Ziggo BV(1)	4.88	01/15/30	170,000	160,612
				17,183,839
MISCELLANEOUS MANUFACTURER – 1.2%
Entegris, Inc.(1)	3.63	05/01/29	69,000	66,558
Entegris, Inc.(1)	4.38	04/15/28	70,000	69,543
Entegris, Inc.(1)	4.75	04/15/29	270,000	269,975
Entegris, Inc.(1)	5.95	06/15/30	152,000	155,224
				561,300
OFFICE/BUSINESS EQUIPMENT – 0.7%
Xerox Corp.	4.80	03/01/35	42,000	11,545
Xerox Corp.	6.75	12/15/39	60,000	18,851
Xerox Corp.(1)	10.25	10/15/30	70,000	58,061
Xerox Corp.(1)	13.50	04/15/31	85,000	62,263
Xerox Holdings Corp.(1)	5.50	08/15/28	125,000	55,636
Xerox Holdings Corp.(1)	8.88	11/30/29	85,000	31,625
Zebra Technologies Corp.(1)	6.50	06/01/32	85,000	87,611
				325,592
PACKAGING & CONTAINERS – 0.3%
LABL, Inc.(1),(2)	5.88	11/01/28	85,000	39,100
LABL, Inc.(1),(2)	8.25	11/01/29	80,000	4,000
LABL, Inc.(1),(2)	8.63	10/01/31	160,000	73,600
LABL, Inc.(1),(2)	9.50	11/01/28	50,000	23,000
				139,700
REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.2%
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	120,000	114,397

SEMICONDUCTORS – 1.6%
Amkor Technology, Inc.(1)	5.88	10/01/33	85,000	86,730
ams-OSRAM AG(1)	12.25	03/30/29	125,000	133,447
Kioxia Holdings Corp.(1)	6.25	07/24/30	190,000	196,453
Kioxia Holdings Corp.(1)	6.63	07/24/33	185,000	193,345
ON Semiconductor Corp.(1)	3.88	09/01/28	120,000	117,859
Synaptics, Inc.(1)	4.00	06/15/29	70,000	68,055
				795,889

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 10.9%
Capstone Borrower, Inc.(1)	8.00	06/15/30	$140,000	$130,296
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	130,000	101,219
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	125,000	95,929
Cloud Software Group, Inc.(1)	6.50	03/31/29	678,000	674,463
Cloud Software Group, Inc.(1)	6.63	08/15/33	170,000	163,135
Cloud Software Group, Inc.(1)	8.25	06/30/32	304,000	309,502
Cloud Software Group, Inc.(1)	9.00	09/30/29	655,000	662,173
CoreWeave, Inc.(1)	9.00	02/01/31	295,000	287,185
CoreWeave, Inc.(1)	9.25	06/01/30	340,000	335,146
Dye & Durham Ltd.(1)	8.63	04/15/29	95,000	85,534
Elastic NV(1)	4.13	07/15/29	100,000	96,156
Ellucian Holdings, Inc.(1)	6.50	12/01/29	120,000	118,386
Fair Isaac Corp.(1)	4.00	06/15/28	154,000	151,557
Fair Isaac Corp.(1)	6.00	05/15/33	255,000	259,975
Open Text Corp.(1)	3.88	02/15/28	155,000	150,150
Open Text Corp.(1)	3.88	12/01/29	142,000	131,882
Open Text Holdings, Inc.(1)	4.13	02/15/30	155,000	144,126
Open Text Holdings, Inc.(1)	4.13	12/01/31	110,000	98,920
PTC, Inc.(1)	4.00	02/15/28	85,000	83,822
Rackspace Finance LLC(1)	3.50	05/15/28	55,000	14,575
RingCentral, Inc.(1)	8.50	08/15/30	60,000	63,043
ROBLOX Corp.(1)	3.88	05/01/30	172,000	164,646
Rocket Software, Inc.(1)	6.50	02/15/29	100,000	89,210
Rocket Software, Inc.(1)	9.00	11/28/28	135,000	134,836
Twilio, Inc.	3.63	03/15/29	89,000	85,288
Twilio, Inc.	3.88	03/15/31	83,000	78,548
UKG, Inc.(1)	6.88	02/01/31	425,000	424,997
West Technology Group LLC(1)	8.50	04/10/27	75,000	9,375
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	110,000	100,656
				5,244,730
TELECOMMUNICATIONS – 26.4%
Africell Holding Ltd.(1)	10.50	10/23/29	45,000	45,227
Altice Financing SA(1)	5.00	01/15/28	205,000	149,016
Altice Financing SA(1)	5.75	08/15/29	347,000	249,987
Altice Financing SA(1)	9.63	07/15/27	65,000	50,407
Altice France Lux 3/Altice Holdings 1(1)	10.00	01/15/33	160,000	154,737
Altice France SA(1)	6.50	10/15/31	64,333	62,763
Altice France SA(1)	6.50	04/15/32	321,562	314,264
Altice France SA(1)	6.88	10/15/30	143,409	141,106
Altice France SA(1)	6.88	07/15/32	257,229	251,332
Altice France SA(1)	9.50	11/01/29	227,588	233,697
APLD ComputeCo LLC(1)	9.25	12/15/30	400,000	415,998
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	170,000	176,243
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	210,000	220,328
British Telecommunications PLC(1)	4.25	11/23/81	85,000	84,680
British Telecommunications PLC(1)	4.88	11/23/81	86,000	84,249
Ciena Corp.(1)	4.00	01/31/30	70,000	67,558
Cipher Compute LLC(1)	7.13	11/15/30	295,000	304,340

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 26.4% (Continued)
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	$335,000	$355,977
Connect Holding II LLC(1)	10.50	04/03/31	380,000	373,260
EchoStar Corp.	10.75	11/30/29	935,000	1,025,475
Fibercop SpA(1)	6.00	09/30/34	85,000	82,968
Fibercop SpA(1)	6.38	11/15/33	84,000	85,282
Fibercop SpA(1)	7.20	07/18/36	85,000	86,217
Fibercop SpA(1)	7.72	06/04/38	85,000	87,515
Flash Compute LLC(1)	7.25	12/31/30	220,000	221,021
GCI LLC(1)	4.75	10/15/28	100,000	97,999
GoTo Group, Inc.(1)	5.50	05/01/28	72,252	24,746
GoTo Group, Inc.(1)	5.50	05/01/28	62,837	52,626
Iliad Holding SAS(1)	7.00	10/15/28	145,000	146,774
Iliad Holding SAS(1)	7.00	04/15/32	145,000	148,800
Iliad Holding SAS(1)	8.50	04/15/31	160,000	171,431
Level 3 Financing, Inc.(1)	3.63	01/15/29	50,000	46,631
Level 3 Financing, Inc.(1)	3.75	07/15/29	32,000	29,640
Level 3 Financing, Inc.(1)	4.88	06/15/29	110,000	104,913
Level 3 Financing, Inc.(1)	6.88	06/30/33	340,000	350,561
Level 3 Financing, Inc.(1)	7.00	03/31/34	410,000	425,012
Level 3 Financing, Inc.(1)	8.50	01/15/36	265,000	271,544
Lumen Technologies, Inc.(1)	4.13	04/15/29	50,000	50,000
Lumen Technologies, Inc.(1)	4.13	04/15/30	59,000	59,000
Lumen Technologies, Inc.(1)	4.50	01/15/29	52,000	49,000
Lumen Technologies, Inc.	7.60	09/15/39	57,000	56,288
Lumen Technologies, Inc.	7.65	03/15/42	50,000	48,739
Lumen Technologies, Inc.(1)	10.00	10/15/32	79,000	79,000
Millicom International Cellular SA(1)	4.50	04/27/31	130,000	121,129
Millicom International Cellular SA(1)	5.13	01/15/28	67,500	67,420
Millicom International Cellular SA(1)	6.25	03/25/29	117,900	119,060
Millicom International Cellular SA(1)	7.38	04/02/32	75,000	78,078
Rogers Communications, Inc.(1)	5.25	03/15/82	130,000	129,935
Rogers Communications, Inc.	7.00	04/15/55	185,000	191,979
Rogers Communications, Inc.	7.13	04/15/55	170,000	178,343
Telecom Italia Capital SA	6.00	09/30/34	87,000	89,232
Telecom Italia Capital SA	6.38	11/15/33	85,000	89,257
Telecom Italia Capital SA	7.20	07/18/36	84,000	91,152
Telecom Italia Capital SA	7.72	06/04/38	85,000	95,061
TELUS Corp.	6.38	06/09/56	135,000	136,444
TELUS Corp.	6.63	10/15/55	120,000	122,785
TELUS Corp.	6.63	06/09/56	120,000	120,575
TELUS Corp.	7.00	10/15/55	135,000	141,255
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	95,000	94,845
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	190,000	184,962
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	8.63	06/15/32	90,000	90,948
Uniti Services LLC(1)	7.50	10/15/33	240,000	247,908
Viasat, Inc.(1)	5.63	04/15/27	100,000	100,116
Viasat, Inc.(1)	6.50	07/15/28	69,000	68,171
Viasat, Inc.(1)	7.50	05/30/31	124,000	120,572

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 26.4% (Continued)
Viavi Solutions, Inc.(1)	3.75	10/01/29	$70,000	$66,598
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	227,000	205,533
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	240,000	219,479
Vmed O2 UK Financing I PLC(1)	6.75	01/15/33	145,000	141,579
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	160,000	164,743
Vodafone Group PLC	4.13	06/04/81	169,000	159,103
Vodafone Group PLC	5.13	06/04/81	160,000	127,095
Vodafone Group PLC	7.00	04/04/79	340,000	358,716
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	375,000	393,053
WULF Compute LLC(1)	7.75	10/15/30	545,000	568,953
Zegona Finance PLC(1)	8.63	07/15/29	135,000	142,732
				12,763,162
TOTAL CORPORATE BONDS (Cost – $47,649,888)				47,213,842

SHORT-TERM INVESTMENTS – 2.7%
TIME DEPOSITS – 2.7%
Skandinaviska Enskilda Banken, Stockholm	2.98	02/02/26	1,322,093	1,322,093
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,322,093)				1,322,093

TOTAL INVESTMENTS – 100.4% (Cost – $48,972,278)				$48,536,055
OTHER ASSETS LESS LIABILITIES – (0.4)%				(192,985)
NET ASSETS – 100.0%				$48,343,070

*	Non-Income producing security.
(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $39,587,171 and represents 81.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$120	$–	$–	$120
Corporate Bonds	–	47,213,842	–	47,213,842
Time Deposits	–	1,322,093	–	1,322,093
Total Investments	$120	$48,535,935	$–	$48,536,055

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.6%
BIOTECHNOLOGY – 2.6%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$78,000	$69,921
Genmab AS/Genmab Finance LLC(1)	6.25	12/15/32	270,000	276,948
Genmab AS/Genmab Finance LLC(1)	7.25	12/15/33	180,000	190,630
				537,499
COMMERCIAL SERVICES – 5.6%
AMN Healthcare, Inc.(1)	4.00	04/15/29	65,000	62,208
AMN Healthcare, Inc.(1)	6.50	01/15/31	70,000	70,973
Carriage Services, Inc.(1)	4.25	05/15/29	73,000	70,346
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	235,000	235,800
Service Corp. International/US	3.38	08/15/30	150,000	140,389
Service Corp. International/US	4.00	05/15/31	143,000	136,191
Service Corp. International/US	4.63	12/15/27	99,000	99,204
Service Corp. International/US	5.13	06/01/29	136,000	136,945
Service Corp. International/US	5.75	10/15/32	145,000	147,481
StoneMor, Inc.(1)	8.50	05/15/29	70,000	68,704
				1,168,241
COSMETICS/PERSONAL CARE – 3.2%
Opal Bidco SAS(1)	6.50	03/31/32	195,000	199,107
Perrigo Finance Unlimited Co.	4.90	12/15/44	53,000	41,821
Perrigo Finance Unlimited Co.	5.15	06/15/30	133,000	129,100
Perrigo Finance Unlimited Co.	6.13	09/30/32	127,000	125,018
Prestige Brands, Inc.(1)	3.75	04/01/31	105,000	98,234
Prestige Brands, Inc.(1)	5.13	01/15/28	70,000	70,084
				663,364
HEALTHCARE-PRODUCTS – 9.4%
Avantor Funding, Inc.(1)	3.88	11/01/29	145,000	139,319
Avantor Funding, Inc.(1)	4.63	07/15/28	277,000	275,015
Bausch + Lomb Corp.(1)	8.38	10/01/28	250,000	260,937
Dentsply Sirona, Inc.	8.38	09/12/55	100,000	98,785
Embecta Corp.(1)	5.00	02/15/30	89,000	83,343
Hologic, Inc.(1)	3.25	02/15/29	170,000	169,478
Hologic, Inc.(1)	4.63	02/01/28	73,000	73,019
Insulet Corp.(1)	6.50	04/01/33	80,000	83,302
Medline Borrower LP(1)	5.25	10/01/29	445,000	446,054
Neogen Food Safety Corp.(1)	8.63	07/20/30	60,000	64,014
Teleflex, Inc.(1)	4.25	06/01/28	88,000	86,850
Teleflex, Inc.	4.63	11/15/27	90,000	89,556
Varex Imaging Corp.(1)	7.88	10/15/27	65,000	66,336
				1,936,008
HEALTHCARE-SERVICES – 51.7%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	83,000	79,738
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	83,000	82,064
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	100,000	98,905
AHP Health Partners, Inc.(1)	5.75	07/15/29	54,000	52,696
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	90,000	86,886
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	88,000	83,479

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 51.7% (Continued)
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	$88,000	$86,945
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	188,000	168,783
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	277,000	261,396
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	116,000	115,768
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	222,000	182,893
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	225,000	207,090
CHS/Community Health Systems, Inc.(1)	9.75	01/15/34	320,000	334,027
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	356,000	383,693
Concentra Health Services, Inc.(1)	6.88	07/15/32	115,000	120,549
DaVita, Inc.(1)	3.75	02/15/31	267,000	245,105
DaVita, Inc.(1)	4.63	06/01/30	493,000	474,604
DaVita, Inc.(1)	6.75	07/15/33	180,000	184,883
DaVita, Inc.(1)	6.88	09/01/32	180,000	185,527
Encompass Health Corp.	4.50	02/01/28	145,000	144,399
Encompass Health Corp.	4.63	04/01/31	70,000	68,575
Encompass Health Corp.	4.75	02/01/30	145,000	144,415
Fortrea Holdings, Inc.(1)	7.50	07/01/30	86,000	87,599
Global Medical Response, Inc.(1)	7.38	10/01/32	180,000	186,249
HAH Group Holding Co. LLC(1)	9.75	10/01/31	120,000	113,431
HealthEquity, Inc.(1)	4.50	10/01/29	105,000	102,481
IQVIA, Inc.(1)	5.00	05/15/27	195,000	195,164
IQVIA, Inc.(1)	6.25	06/01/32	360,000	374,472
IQVIA, Inc.(1)	6.50	05/15/30	90,000	93,294
Kedrion SpA(1)	6.50	09/01/29	140,000	138,295
LifePoint Health, Inc.(1)	5.38	01/15/29	88,000	85,525
LifePoint Health, Inc.(1)	8.38	02/15/32	123,000	133,727
LifePoint Health, Inc.(1)	9.88	08/15/30	145,000	155,742
LifePoint Health, Inc.(1)	10.00	06/01/32	145,000	153,159
LifePoint Health, Inc.(1)	11.00	10/15/30	195,000	212,906
Molina Healthcare, Inc.(1)	3.88	11/15/30	115,000	106,159
Molina Healthcare, Inc.(1)	3.88	05/15/32	134,000	120,693
Molina Healthcare, Inc.(1)	4.38	06/15/28	145,000	142,505
Molina Healthcare, Inc.(1)	6.25	01/15/33	135,000	136,044
Molina Healthcare, Inc.(1)	6.50	02/15/31	150,000	153,915
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	135,000	115,536
National Mentor Holdings, Inc.(1)	10.50	12/15/30	230,000	237,869
Option Care Health, Inc.(1)	4.38	10/31/29	89,000	87,167
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	73,000	73,267
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	270,000	281,343
Radiology Partners, Inc.(1)	8.50	07/15/32	160,000	168,195
Select Medical Corp.(1)	6.25	12/01/32	100,000	97,132
Sotera Health Holdings LLC(1)	7.38	06/01/31	135,000	142,218
Star Parent, Inc.(1)	9.00	10/01/30	180,000	190,210
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	220,000	221,774
Team Health Holdings, Inc.(1)	8.38	06/30/28	75,000	75,976
Tenet Healthcare Corp.	4.25	06/01/29	250,000	245,812
Tenet Healthcare Corp.	4.38	01/15/30	260,000	255,620
Tenet Healthcare Corp.	4.63	06/15/28	105,000	104,764

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 51.7% (Continued)
Tenet Healthcare Corp.	5.13	11/01/27	$270,000	$270,205
Tenet Healthcare Corp.(1)	5.50	11/15/32	270,000	272,907
Tenet Healthcare Corp.(1)	6.00	11/15/33	135,000	138,983
Tenet Healthcare Corp.	6.13	10/01/28	313,000	313,499
Tenet Healthcare Corp.	6.13	06/15/30	355,000	362,724
Tenet Healthcare Corp.	6.75	05/15/31	240,000	249,434
Tenet Healthcare Corp.	6.88	11/15/31	67,000	73,277
US Acute Care Solutions LLC(1)	9.75	05/15/29	180,000	181,013
				10,642,705
PHARMACEUTICALS – 22.8%
1261229 BC Ltd.(1)	10.00	04/15/32	1,075,000	1,104,307
Accendra Health, Inc.(1)	4.50	03/31/29	86,000	56,654
Accendra Health, Inc.(1)	6.63	04/01/30	101,000	56,897
AdaptHealth LLC(1)	4.63	08/01/29	90,000	86,978
AdaptHealth LLC(1)	5.13	03/01/30	105,000	102,027
AdaptHealth LLC(1)	6.13	08/01/28	60,000	60,259
Amneal Pharmaceuticals LLC(1)	6.88	08/01/32	105,000	110,693
Bausch Health Americas, Inc.(1)	8.50	01/31/27	115,000	114,495
Bausch Health Cos, Inc.(1)	4.88	06/01/28	145,000	134,235
Bausch Health Cos, Inc.(1)	5.00	01/30/28	80,000	68,550
Bausch Health Cos, Inc.(1)	5.00	02/15/29	80,000	61,067
Bausch Health Cos, Inc.(1)	5.25	01/30/30	140,000	99,739
Bausch Health Cos, Inc.(1)	5.25	02/15/31	80,000	52,470
Bausch Health Cos, Inc.(1)	6.25	02/15/29	145,000	114,898
Bausch Health Cos, Inc.(1)	7.25	05/30/29	60,000	47,751
Bausch Health Cos, Inc.(1)	11.00	09/30/28	160,000	166,463
Bausch Health Cos, Inc.(1)	14.00	10/15/30	60,000	60,450
CVS Health Corp.	6.75	12/10/54	135,000	140,409
CVS Health Corp.	7.00	03/10/55	400,000	418,836
Elanco Animal Health, Inc.	6.65	08/28/28	133,000	138,915
Endo Finance Holdings LP(1)	8.50	04/15/31	180,000	190,684
Grifols SA(1)	4.75	10/15/28	128,000	126,175
Harrow, Inc.(1)	8.63	09/15/30	45,000	47,005
Jazz Securities DAC(1)	4.38	01/15/29	267,000	262,844
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	373,000	366,062
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	285,000	259,037
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	90,000	88,059
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	90,000	84,716
Paradigm Parent LLC & Paradigm Parent Co.-Issuer, Inc.(1)	8.75	04/17/32	90,000	80,437
				4,701,112
SOFTWARE – 2.3%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	421,000	408,677
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	60,000	60,205
				468,882
TOTAL CORPORATE BONDS (Cost – $19,754,063)				20,117,811

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Sumitomo Mitsui Trust Bank, London	2.98	02/02/26	$72,400	$72,400
TOTAL SHORT-TERM INVESTMENTS (Cost – $72,400)				72,400

TOTAL INVESTMENTS – 98.0% (Cost – $19,826,463)				$20,190,211
OTHER ASSETS LESS LIABILITIES – 2.0%				406,232
NET ASSETS – 100.0%				$20,596,443

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $16,042,437 and represents 77.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$20,117,811	$–	$20,117,811
Time Deposits	–	72,400	–	72,400
Total Investments	$–	$20,190,211	$–	$20,190,211

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 1.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$65,000	$63,479
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	68,000	66,436
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	87,000	87,028
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	55,000	57,957
				274,900
BANKS – 1.4%
Armor Holdco, Inc.(1)	8.50	11/15/29	45,000	45,486
Dresdner Funding Trust I(1)	8.15	06/30/31	130,000	143,405
Freedom Mortgage Corp.(1)	12.25	10/01/30	65,000	71,694
Popular, Inc.	7.25	03/13/28	55,000	57,768
Walker & Dunlop, Inc.(1)	6.63	04/01/33	55,000	56,412
				374,765
COMMERCIAL SERVICES – 4.8%
Block, Inc.	3.50	06/01/31	132,000	123,533
Block, Inc.(1)	5.63	08/15/30	160,000	162,936
Block, Inc.(1)	6.00	08/15/33	130,000	132,855
Block, Inc.	6.50	05/15/32	265,000	275,470
CPI CG, Inc.(1)	10.00	07/15/29	36,000	38,310
Dcli Bidco LLC(1)	7.75	11/15/29	65,000	66,188
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	65,000	38,417
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	45,000	40,212
PROG Holdings, Inc.(1)	6.00	11/15/29	80,000	79,458
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	220,000	224,564
WEX, Inc.(1)	6.50	03/15/33	75,000	76,596
				1,258,539
COMPUTERS – 1.2%
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	125,000	132,697
NCR Atleos Corp.(1)	9.50	04/01/29	180,000	192,999
				325,696
DIVERSIFIED FINANCIAL SERVICES – 38.4%
Ally Financial, Inc.	6.65	01/17/40	65,000	65,001
Ally Financial, Inc.	6.70	02/14/33	65,000	67,777
Aretec Group, Inc.(1)	7.50	04/01/29	55,000	54,907
Aretec Group, Inc.(1)	10.00	08/15/30	83,000	89,511
Atlanticus Holdings Corp.(1)	9.75	09/01/30	55,000	52,473
Azorra Finance Ltd.(1)	7.25	01/15/31	70,000	73,363
Azorra Finance Ltd.(1)	7.75	04/15/30	75,000	78,975
Bread Financial Holdings, Inc.(1)	6.75	05/15/31	65,000	67,023
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	50,000	51,351
Burford Capital Global Finance LLC(1)	6.25	04/15/28	55,000	54,943
Burford Capital Global Finance LLC(1)	6.88	04/15/30	43,000	42,085
Burford Capital Global Finance LLC(1)	7.50	07/15/33	65,000	62,835
Burford Capital Global Finance LLC(1)	8.50	01/15/34	70,000	70,204
Burford Capital Global Finance LLC(1)	9.25	07/01/31	90,000	92,746
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	50,000	43,750
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	35,000	35,394

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 38.4% (Continued)
Coinbase Global, Inc.(1)	3.38	10/01/28	$130,000	$124,193
Coinbase Global, Inc.(1)	3.63	10/01/31	100,000	88,432
Credit Acceptance Corp.(1)	6.63	03/15/30	65,000	65,186
Credit Acceptance Corp.(1)	9.25	12/15/28	80,000	83,930
CrossCountry Intermediate Hold Co. LLC(1)	6.50	10/01/30	120,000	121,949
CrossCountry Intermediate Hold Co. LLC(1)	6.75	12/01/32	80,000	80,716
Encore Capital Group, Inc.(1)	6.63	04/15/31	65,000	65,614
Encore Capital Group, Inc.(1)	8.50	05/15/30	65,000	69,731
Encore Capital Group, Inc.(1)	9.25	04/01/29	65,000	68,232
Enova International, Inc.(1)	9.13	08/01/29	65,000	68,813
Enova International, Inc.(1)	11.25	12/15/28	55,000	58,271
EZCORP, Inc.(1)	7.38	04/01/32	40,000	42,711
Focus Financial Partners LLC(1)	6.75	09/15/31	130,000	133,175
Freedom Mortgage Holdings LLC(1)	6.88	05/01/31	105,000	104,275
Freedom Mortgage Holdings LLC(1)	7.88	04/01/33	70,000	71,445
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	85,000	88,976
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	95,000	100,559
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	150,000	157,120
GGAM Finance Ltd.(1)	5.88	03/15/30	50,000	50,890
GGAM Finance Ltd.(1)	6.88	04/15/29	55,000	57,040
GGAM Finance Ltd.(1)	8.00	02/15/27	95,000	96,680
GGAM Finance Ltd.(1)	8.00	06/15/28	78,000	82,179
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	145,000	150,275
goeasy Ltd.(1)	6.88	05/15/30	53,000	50,451
goeasy Ltd.(1)	6.88	02/15/31	55,000	51,744
goeasy Ltd.(1)	7.38	10/01/30	55,000	53,110
goeasy Ltd.(1)	7.63	07/01/29	80,000	79,278
goeasy Ltd.(1)	9.25	12/01/28	75,000	77,165
Hightower Holding LLC(1)	6.75	04/15/29	40,000	40,175
Hightower Holding LLC(1)	9.13	01/31/30	55,000	58,329
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	83,000	81,837
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	215,000	219,097
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	270,000	280,964
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	180,000	189,357
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	132,000	128,076
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	65,000	64,465
Jefferson Capital Holdings LLC(1)	8.25	05/15/30	65,000	68,532
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	55,000	57,754
LD Holdings Group LLC(1)	6.13	04/01/28	65,000	61,647
LD Holdings Group LLC(1)	8.75	11/01/27	44,000	43,912
LFS Topco LLC(1)	8.75	07/15/30	55,000	55,312
Navient Corp.	4.88	03/15/28	65,000	63,751
Navient Corp.	5.00	03/15/27	95,000	94,442
Navient Corp.	5.50	03/15/29	100,000	97,875
Navient Corp.	5.63	08/01/33	79,000	69,020
Navient Corp.	7.88	06/15/32	65,000	65,687
Navient Corp.	9.38	07/25/30	65,000	70,039
Navient Corp.	11.50	03/15/31	65,000	70,758
OneMain Finance Corp.	3.88	09/15/28	78,000	75,896

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 38.4% (Continued)
OneMain Finance Corp.	4.00	09/15/30	$112,000	$105,370
OneMain Finance Corp.	5.38	11/15/29	100,000	99,791
OneMain Finance Corp.	6.13	05/15/30	100,000	102,000
OneMain Finance Corp.	6.50	03/15/33	105,000	105,624
OneMain Finance Corp.	6.63	01/15/28	100,000	102,687
OneMain Finance Corp.	6.63	05/15/29	120,000	123,843
OneMain Finance Corp.	6.75	03/15/32	80,000	81,864
OneMain Finance Corp.	6.75	09/15/33	130,000	131,603
OneMain Finance Corp.	7.13	11/15/31	95,000	98,510
OneMain Finance Corp.	7.13	09/15/32	105,000	108,869
OneMain Finance Corp.	7.50	05/15/31	99,000	103,853
OneMain Finance Corp.	7.88	03/15/30	95,000	100,264
Osaic Holdings, Inc.(1)	6.75	08/01/32	135,000	140,005
Osaic Holdings, Inc.(1)	8.00	08/01/33	95,000	98,520
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	55,000	54,988
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	85,000	81,846
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	65,000	64,249
PennyMac Financial Services, Inc.(1)	6.75	02/15/34	85,000	85,834
PennyMac Financial Services, Inc.(1)	6.88	05/15/32	115,000	117,608
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	110,000	112,268
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	85,000	87,810
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	100,000	105,389
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	95,000	97,278
Phoenix Aviation Capital Ltd.(1)	9.25	07/15/30	100,000	104,880
Planet Financial Group LLC(1)	10.50	12/15/29	80,000	83,181
PRA Group, Inc.(1)	5.00	10/01/29	47,000	43,096
PRA Group, Inc.(1)	8.38	02/01/28	52,000	52,570
PRA Group, Inc.(1)	8.88	01/31/30	75,000	75,602
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	70,000	73,477
RFNA LP(1)	7.88	02/15/30	65,000	65,525
Rocket Cos, Inc.(1)	6.13	08/01/30	265,000	271,467
Rocket Cos, Inc.(1)	6.38	08/01/33	265,000	275,258
Rocket Cos, Inc.(1)	6.50	08/01/29	95,000	97,838
Rocket Cos, Inc.(1)	7.13	02/01/32	125,000	130,698
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	100,000	96,644
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	164,000	154,059
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	115,000	105,663
SLM Corp.	6.50	01/31/30	65,000	67,112
Stonebriar ABF Issuer LLC(1)	8.13	12/15/30	100,000	103,943
StoneX Escrow Issuer LLC(1)	6.88	07/15/32	85,000	87,762
StoneX Group, Inc.(1)	7.88	03/01/31	70,000	74,516
Synchrony Financial	7.25	02/02/33	100,000	106,238
TrueNoord Capital DAC(1)	8.75	03/01/30	55,000	58,047
United Wholesale Mortgage LLC(1)	5.50	04/15/29	90,000	88,970
United Wholesale Mortgage LLC(1)	5.75	06/15/27	68,000	68,110
UWM Holdings LLC(1)	6.25	03/15/31	130,000	129,260
UWM Holdings LLC(1)	6.63	02/01/30	105,000	105,974
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	65,000	68,135
				10,199,501

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 21.8%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	$95,000	$92,078
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	67,000	66,220
Acrisure LLC/Acrisure Finance, Inc.(1)	6.75	07/01/32	75,000	76,945
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	145,000	150,198
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	120,000	124,498
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	65,000	68,037
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	97,000	95,856
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	62,000	61,853
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	130,000	133,783
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	175,000	175,601
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	166,000	168,839
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	190,000	197,106
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	95,000	98,464
American National Group, Inc.	7.00	12/01/55	65,000	65,692
AmWINS Group, Inc.(1)	4.88	06/30/29	105,000	103,655
AmWINS Group, Inc.(1)	6.38	02/15/29	100,000	102,671
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.(1)	7.50	07/15/33	45,000	45,911
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	100,000	101,594
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	195,000	201,702
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	215,000	221,875
Assurant, Inc.	7.00	03/27/48	55,000	56,659
Asurion LLC & Asurion Co.-Issuer, Inc.(1)	8.00	12/31/32	435,000	454,773
Asurion LLC & Asurion Co.-Issuer, Inc.(1)	8.38	02/01/34	440,000	445,236
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	80,000	82,319
Broadstreet Partners Group LLC(1)	5.88	04/15/29	95,000	94,836
Fidelis Insurance Holdings Ltd.	7.75	06/15/55	55,000	59,471
Global Atlantic Finance Co.(1)	7.25	03/01/56	80,000	80,681
Global Atlantic Finance Co.(1)	7.95	10/15/54	80,000	82,753
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	130,000	134,541
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	65,000	66,301
HUB International Ltd.(1)	5.63	12/01/29	75,000	74,980
HUB International Ltd.(1)	7.25	06/15/30	435,000	454,098
HUB International Ltd.(1)	7.38	01/31/32	250,000	262,033
Jones Deslauriers Insurance Management, Inc.(1)	6.88	10/01/33	55,000	53,650
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	94,000	98,344
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	105,000	70,457
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	60,000	68,822
Nassau Cos of New York(1)	7.88	07/15/30	55,000	52,469
Panther Escrow Issuer LLC(1)	7.13	06/01/31	395,000	407,066
Ryan Specialty LLC(1)	4.38	02/01/30	55,000	53,651
Ryan Specialty LLC(1)	5.88	08/01/32	155,000	157,660
USI, Inc./NY(1)	7.50	01/15/32	80,000	83,850
Wilton RE Ltd.(1),(2)	6.00	–	55,000	54,861
				5,802,089

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.7%
BlackRock TCP Capital Corp.	6.95	05/30/29	$45,000	$44,585
HA Sustainable Infrastructure Capital, Inc.	8.00	06/01/56	65,000	68,198
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	85,000	75,096
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	185,000	183,128
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	90,000	87,890
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	95,000	95,658
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	130,000	131,383
Prospect Capital Corp.	3.44	10/15/28	35,000	31,149
				717,087
MACHINERY-DIVERSIFIED – 0.5%
CompoSecure Holdings LLC(1)	5.63	02/01/33	120,000	119,697

OIL & GAS – 0.4%
Breakwater Energy Holdings Sarl(1)	9.25	11/15/30	105,000	110,318

REAL ESTATE INVESTMENT TRUSTS (REITS) – 21.3%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	67,000	66,799
Arbor Realty SR, Inc.(1)	7.88	07/15/30	65,000	59,654
Arbor Realty SR, Inc.(1)	8.50	12/15/28	55,000	53,615
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	60,000	64,352
Brandywine Operating Partnership LP	3.95	11/15/27	60,000	58,885
Brandywine Operating Partnership LP	4.55	10/01/29	45,000	42,867
Brandywine Operating Partnership LP	6.13	01/15/31	40,000	38,790
Brandywine Operating Partnership LP	8.30	03/15/28	45,000	47,691
Brandywine Operating Partnership LP	8.88	04/12/29	75,000	80,636
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	66,000	65,218
Diversified Healthcare Trust	4.38	03/01/31	65,000	58,043
Diversified Healthcare Trust	4.75	02/15/28	70,000	67,608
Diversified Healthcare Trust(1)	7.25	10/15/30	45,000	46,404
EF Holdco/EF Cayman Hold/Ellington Finance REIT Cayman/TRS/EF Cayman Non-MTM(1)	7.38	09/30/30	55,000	55,657
Hudson Pacific Properties LP	3.25	01/15/30	55,000	46,706
Hudson Pacific Properties LP	3.95	11/01/27	55,000	52,906
Hudson Pacific Properties LP	4.65	04/01/29	65,000	59,632
Hudson Pacific Properties LP	5.95	02/15/28	45,000	44,292
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	94,000	89,989
Iron Mountain, Inc.(1)	4.50	02/15/31	135,000	129,100
Iron Mountain, Inc.(1)	4.88	09/15/27	127,000	126,988
Iron Mountain, Inc.(1)	4.88	09/15/29	140,000	138,297
Iron Mountain, Inc.(1)	5.00	07/15/28	70,000	69,886
Iron Mountain, Inc.(1)	5.25	03/15/28	115,000	115,029
Iron Mountain, Inc.(1)	5.25	07/15/30	170,000	168,442
Iron Mountain, Inc.(1)	5.63	07/15/32	75,000	74,111
Iron Mountain, Inc.(1)	6.25	01/15/33	165,000	166,834
Iron Mountain, Inc.(1)	7.00	02/15/29	140,000	143,942
Millrose Properties, Inc.(1)	6.25	09/15/32	100,000	101,200
Millrose Properties, Inc.(1)	6.38	08/01/30	165,000	168,525
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	173,000	128,339

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 21.3% (Continued)
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	$117,000	$100,409
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	185,000	180,988
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	200,000	214,387
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, inc.(1)	7.00	02/01/30	75,000	77,320
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	100,000	97,886
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	95,000	95,060
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	55,000	56,263
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	77,000	75,948
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	90,000	89,999
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	130,000	134,546
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	06/15/33	85,000	88,150
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	55,000	56,838
Rithm Capital Corp.(1)	8.00	04/01/29	105,000	107,336
Rithm Capital Corp.(1)	8.00	07/15/30	65,000	66,503
RLJ Lodging Trust LP(1)	4.00	09/15/29	65,000	61,887
SBA Communications Corp.	3.13	02/01/29	200,000	191,132
SBA Communications Corp.	3.88	02/15/27	196,000	194,644
Service Properties Trust	3.95	01/15/28	52,000	49,248
Service Properties Trust	4.38	02/15/30	45,000	38,989
Service Properties Trust	4.95	10/01/29	60,000	52,969
Service Properties Trust	5.50	12/15/27	55,000	54,600
Service Properties Trust	8.38	06/15/29	90,000	91,145
Service Properties Trust(1)	8.63	11/15/31	140,000	147,141
Service Properties Trust	8.88	06/15/32	70,000	69,536
Starwood Property Trust, Inc.(1)	5.25	10/15/28	65,000	65,373
Starwood Property Trust, Inc.(1)	5.75	01/15/31	70,000	70,967
Starwood Property Trust, Inc.(1)	6.00	04/15/30	55,000	56,569
Starwood Property Trust, Inc.(1)	6.50	07/01/30	65,000	67,731
Starwood Property Trust, Inc.(1)	6.50	10/15/30	65,000	67,734
Starwood Property Trust, Inc.(1)	7.25	04/01/29	80,000	84,470
Vornado Realty LP	3.40	06/01/31	45,000	41,062
Vornado Realty LP	5.75	02/01/33	65,000	65,762
XHR LP(1)	4.88	06/01/29	65,000	64,114
XHR LP(1)	6.63	05/15/30	55,000	56,870
				5,664,013
RETAIL – 0.8%
FirstCash, Inc.(1)	4.63	09/01/28	65,000	64,562
FirstCash, Inc.(1)	5.63	01/01/30	73,000	73,399
FirstCash, Inc.(1)	6.88	03/01/32	65,000	67,649
				205,610
SOFTWARE – 1.6%
Pagaya US Holdings Co. LLC(1)	8.88	08/01/30	65,000	58,162
SS&C Technologies, Inc.(1)	5.50	09/30/27	265,000	264,926
SS&C Technologies, Inc.(1)	6.50	06/01/32	100,000	103,323
				426,411

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.3%
Star Leasing Co. LLC(1)	7.63	02/15/30	$90,000	$86,208

TRUCKING & LEASING – 1.8%
FTAI Aviation Investors LLC(1)	5.50	05/01/28	135,000	135,209
FTAI Aviation Investors LLC(1)	5.88	04/15/33	65,000	65,946
FTAI Aviation Investors LLC(1)	7.00	05/01/31	90,000	94,750
FTAI Aviation Investors LLC(1)	7.00	06/15/32	105,000	110,583
FTAI Aviation Investors LLC(1)	7.88	12/01/30	70,000	74,265
				480,753
TOTAL CORPORATE BONDS (Cost – $25,647,712)				26,045,587

SHORT-TERM INVESTMENTS – 2.1%
TIME DEPOSITS – 2.1%
Skandinaviska Enskilda Banken, Stockholm	2.98	02/02/26	567,232	567,232
TOTAL SHORT-TERM INVESTMENTS (Cost – $567,232)				567,232

TOTAL INVESTMENTS – 100.1% (Cost – $26,214,944)				$26,612,819
OTHER ASSETS LESS LIABILITIES – (0.1)%				(28,306)
NET ASSETS – 100.0%				$26,584,513

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $20,696,538 and represents 77.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$26,045,587	$–	$26,045,587
Time Deposits	–	567,232	–	567,232
Total Investments	$–	$26,612,819	$–	$26,612,819

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
CHEMICALS – 0.6%
Consolidated Energy Finance SA(1)	5.63	10/15/28	$35,000	$28,919
Consolidated Energy Finance SA(1)	12.00	02/15/31	40,000	33,646
				62,565
GAS – 0.6%
AltaGas Ltd.(1)	7.20	10/15/54	60,000	62,434

OIL & GAS – 44.7%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	65,000	68,430
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	30,000	30,226
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	40,000	41,478
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	07/15/33	35,000	36,265
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	25,000	30,816
BKV Upstream Midstream LLC(1)	7.50	10/15/30	35,000	35,465
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	76,829	78,970
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	54,175	55,455
California Resources Corp.(1)	7.00	01/15/34	30,000	30,282
California Resources Corp.(1)	8.25	06/15/29	60,000	63,139
Caturus Energy LLC(1)	8.50	02/15/30	35,000	36,516
Chord Energy Corp.(1)	6.00	10/01/30	50,000	51,002
Chord Energy Corp.(1)	6.75	03/15/33	50,000	51,863
CITGO Petroleum Corp.(1)	8.38	01/15/29	75,000	78,178
Civitas Resources, Inc.(1)	8.38	07/01/28	90,000	92,749
Civitas Resources, Inc.(1)	8.63	11/01/30	70,000	74,079
Civitas Resources, Inc.(1)	8.75	07/01/31	90,000	94,645
Civitas Resources, Inc.(1)	9.63	06/15/33	50,000	54,708
CNX Resources Corp.(1)	6.00	01/15/29	33,000	33,210
CNX Resources Corp.(1)	7.25	03/01/32	40,000	41,874
CNX Resources Corp.(1)	7.38	01/15/31	35,000	36,366
Comstock Resources, Inc.(1)	5.88	01/15/30	65,000	63,460
Comstock Resources, Inc.(1)	6.75	03/01/29	80,000	80,559
Comstock Resources, Inc.(1)	6.75	03/01/29	30,000	30,123
Crescent Energy Finance LLC(1)	7.38	01/15/33	70,000	67,781
Crescent Energy Finance LLC(1)	7.63	04/01/32	70,000	69,472
Crescent Energy Finance LLC(1)	7.75	07/31/29	24,000	24,077
Crescent Energy Finance LLC(1)	7.88	04/15/32	65,000	64,710
Crescent Energy Finance LLC(1)	8.38	01/15/34	40,000	40,407
Crescent Energy Finance LLC(1)	9.25	02/15/28	33,000	33,976
CVR Energy, Inc.(1)	5.75	02/15/28	25,000	24,997
CVR Energy, Inc.(1)	8.50	01/15/29	40,000	41,712
DBR Land Holdings LLC(1)	6.25	12/01/30	35,000	35,875
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	35,000	37,243
EnQuest PLC(1)	11.63	11/01/27	30,000	30,327
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	45,000	46,464
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	40,000	40,031
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	31,000	30,527
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	40,000	38,657
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	40,000	40,351

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 44.7% (Continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	$35,000	$33,591
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	35,000	33,748
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	70,000	67,776
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	40,000	41,553
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	50,000	52,240
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	35,000	35,002
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	25,000	25,976
Matador Resources Co.(1)	6.25	04/15/33	50,000	50,418
Matador Resources Co.(1)	6.50	04/15/32	60,000	61,132
Matador Resources Co.(1)	6.88	04/15/28	35,000	35,783
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	50,000	48,656
Murphy Oil Corp.	5.88	12/01/42	25,000	21,923
Murphy Oil Corp.	6.00	10/01/32	40,000	39,988
Murphy Oil Corp.	6.50	02/15/34	30,000	29,906
Nabors Industries, Inc.(1)	7.63	11/15/32	50,000	50,965
Nabors Industries, Inc.(1)	8.88	08/15/31	35,000	35,615
Nabors Industries, Inc.(1)	9.13	01/31/30	45,000	47,555
Noble Finance II LLC(1)	8.00	04/15/30	95,000	99,085
Northern Oil & Gas, Inc.(1)	7.88	10/15/33	45,000	45,463
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	35,000	36,225
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	50,000	49,965
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	30,000	30,073
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	60,000	63,661
Permian Resources Operating LLC(1)	5.88	07/01/29	42,000	42,163
Permian Resources Operating LLC(1)	6.25	02/01/33	70,000	72,153
Permian Resources Operating LLC(1)	7.00	01/15/32	65,000	68,178
Permian Resources Operating LLC(1)	8.00	04/15/27	40,000	40,387
Permian Resources Operating LLC(1)	9.88	07/15/31	22,000	23,614
Precision Drilling Corp.(1)	6.88	01/15/29	25,000	25,299
Range Resources Corp.(1)	4.75	02/15/30	33,000	32,564
Saturn Oil & Gas, Inc.(1)	9.63	06/15/29	34,000	34,808
Seadrill Finance Ltd.(1)	8.38	08/01/30	40,000	41,936
SM Energy Co.	6.50	07/15/28	25,000	25,379
SM Energy Co.(1)	6.75	08/01/29	50,000	50,601
SM Energy Co.(1)	7.00	08/01/32	55,000	55,174
Sunoco LP(1)	4.50	10/01/29	55,000	53,961
Sunoco LP(1)	4.63	05/01/30	51,000	49,760
Sunoco LP(1)	5.63	03/15/31	70,000	70,462
Sunoco LP(1)	5.88	07/15/27	35,000	35,047
Sunoco LP(1)	5.88	03/15/34	60,000	60,188
Sunoco LP(1)	6.25	07/01/33	65,000	66,709
Sunoco LP(1)	6.63	08/15/32	35,000	36,116
Sunoco LP(1)	7.00	05/01/29	50,000	52,020
Sunoco LP(1)	7.25	05/01/32	55,000	58,200
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	55,000	54,165
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	55,000	53,738
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	25,000	25,068
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	40,000	40,063

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 44.7% (Continued)
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	$30,000	$30,991
Talos Production, Inc.(1)	9.00	02/01/29	45,000	46,922
Talos Production, Inc.(1)	9.38	02/01/31	40,000	42,398
Teine Energy Ltd.(1)	6.88	04/15/29	25,000	25,135
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	45,000	44,552
Transocean International Ltd.	6.80	03/15/38	40,000	35,971
Transocean International Ltd.	7.50	04/15/31	30,000	29,582
Transocean International Ltd.(1)	7.88	10/15/32	35,000	36,936
Transocean International Ltd.(1)	8.25	05/15/29	60,000	61,165
Transocean International Ltd.(1)	8.50	05/15/31	60,000	61,115
Transocean International Ltd.(1)	8.75	02/15/30	56,250	58,665
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	28,333	28,994
Valaris Ltd.(1)	8.38	04/30/30	75,000	78,411
Vermilion Energy, Inc.(1)	6.88	05/01/30	26,000	25,997
Vermilion Energy, Inc.(1)	7.25	02/15/33	25,000	24,227
W&T Offshore, Inc.(1)	10.75	02/01/29	25,000	24,711
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	40,000	40,651
				4,856,940
OIL & GAS SERVICES – 8.4%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	50,000	50,152
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	50,000	51,860
Archrock Services LP/Archrock Partners Finance Corp.(1)	6.00	02/01/34	55,000	54,984
Bristow Group, Inc.(1)	6.75	02/01/33	35,000	35,427
Bristow Group, Inc.(1)	6.88	03/01/28	25,000	25,042
Enerflex, Inc.(1)	6.88	01/15/31	25,000	25,855
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	20,000	21,070
Kodiak Gas Services LLC(1)	6.50	10/01/33	50,000	51,238
Kodiak Gas Services LLC(1)	6.75	10/01/35	45,000	46,526
Kodiak Gas Services LLC(1)	7.25	02/15/29	50,000	51,891
Nine Energy Service, Inc.	13.00	02/01/28	25,000	6,238
Oceaneering International, Inc.	6.00	02/01/28	20,000	20,333
SESI LLC(1)	7.88	09/30/30	55,000	55,496
TGS ASA(1)	8.50	01/15/30	35,000	36,947
Tidewater, Inc.(1)	9.13	07/15/30	45,000	48,707
USA Compression Partners LP/USA Compression Finance Corp.(1)	6.25	10/01/33	55,000	55,741
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	65,000	67,339
Viridien(1)	10.00	10/15/30	30,000	32,312
WBI Operating LLC(1)	6.25	10/15/30	55,000	55,445
WBI Operating LLC(1)	6.50	10/15/33	40,000	40,406
Weatherford International Ltd.(1)	6.75	10/15/33	80,000	82,896
				915,905
PIPELINES – 42.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	53,000	53,118
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	40,000	40,100
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	10/15/33	45,000	45,515
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	07/01/34	40,000	40,425
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	40,000	41,576

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 42.8% (Continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	$30,000	$31,280
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	35,000	37,128
Buckeye Partners LP	4.13	12/01/27	25,000	24,730
Buckeye Partners LP(1)	4.50	03/01/28	35,000	34,931
Buckeye Partners LP	5.60	10/15/44	20,000	18,122
Buckeye Partners LP	5.85	11/15/43	25,000	23,466
Buckeye Partners LP(1)	6.75	02/01/30	35,000	36,692
Buckeye Partners LP(1)	6.88	07/01/29	40,000	41,609
CNX Midstream Partners LP(1)	4.75	04/15/30	25,000	24,307
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	95,000	94,524
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	35,000	37,712
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	30,000	30,217
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.38	06/30/33	45,000	46,302
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	70,000	73,248
Energy Transfer LP	6.50	02/15/56	80,000	80,033
Energy Transfer LP	6.75	02/15/56	55,000	55,418
Energy Transfer LP	7.13	10/01/54	25,000	25,899
Energy Transfer LP	8.00	05/15/54	55,000	58,805
Excelerate Energy LP(1)	8.00	05/15/30	55,000	58,845
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	45,000	45,217
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	50,000	52,205
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	40,000	41,765
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	40,000	41,720
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	35,000	36,855
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	25,000	25,431
Global Partners LP/GLP Finance Corp.(1)	7.13	07/01/33	30,000	30,750
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	30,000	31,640
Golar LNG Ltd.(1)	7.50	10/02/30	35,000	35,054
Harvest Midstream I LP(1)	7.50	09/01/28	55,000	55,786
Harvest Midstream I LP(1)	7.50	05/15/32	35,000	36,585
Hess Midstream Operations LP(1)	4.25	02/15/30	50,000	48,866
Hess Midstream Operations LP(1)	5.13	06/15/28	40,000	40,029
Hess Midstream Operations LP(1)	5.50	10/15/30	25,000	25,348
Hess Midstream Operations LP(1)	5.88	03/01/28	55,000	56,070
Hess Midstream Operations LP(1)	6.50	06/01/29	40,000	41,423
Howard Midstream Energy Partners LLC(1)	6.63	01/15/34	50,000	51,351
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	40,000	42,276
ITT Holdings LLC(1)	6.50	08/01/29	81,000	78,147
Kinetik Holdings LP(1)	5.88	06/15/30	65,000	65,816
Kinetik Holdings LP(1)	6.63	12/15/28	75,000	77,271
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	25,000	26,099
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	60,000	62,298
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	85,000	89,018
Northriver Midstream Finance LP(1)	6.75	07/15/32	40,000	40,725
NuStar Logistics LP	5.63	04/28/27	38,000	38,475
NuStar Logistics LP	6.38	10/01/30	40,000	41,934
Prairie Acquiror LP(1)	9.00	08/01/29	25,000	25,947
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	24,654

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 42.8% (Continued)
Rockies Express Pipeline LLC(1)	4.95	07/15/29	$35,000	$34,916
Rockies Express Pipeline LLC(1)	6.75	03/15/33	30,000	31,681
Rockies Express Pipeline LLC(1)	6.88	04/15/40	40,000	40,978
Rockies Express Pipeline LLC(1)	7.50	07/15/38	15,000	16,430
South Bow Canadian Infrastructure Holdings Ltd.	7.50	03/01/55	45,000	47,597
South Bow Canadian Infrastructure Holdings Ltd.	7.63	03/01/55	30,000	31,294
Summit Midstream Holdings LLC(1)	8.63	10/31/29	55,000	57,494
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	55,000	55,011
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	45,000	45,693
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	31,000	31,216
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.75	03/15/34	50,000	50,916
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	50,000	51,860
TransMontaigne Partners LLC(1)	8.50	06/15/30	35,000	36,334
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	85,000	80,793
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	87,000	75,547
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	85,000	78,480
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	65,000	66,645
Venture Global LNG, Inc.(1)	7.00	01/15/30	100,000	100,685
Venture Global LNG, Inc.(1)	8.13	06/01/28	150,000	153,663
Venture Global LNG, Inc.(1)	8.38	06/01/31	150,000	153,520
Venture Global LNG, Inc.(1)	9.50	02/01/29	205,000	218,427
Venture Global LNG, Inc.(1)	9.88	02/01/32	135,000	142,819
Venture Global Plaquemines LNG LLC(1)	6.13	12/15/30	115,000	118,424
Venture Global Plaquemines LNG LLC(1)	6.50	01/15/34	130,000	134,975
Venture Global Plaquemines LNG LLC(1)	6.50	06/15/34	90,000	93,254
Venture Global Plaquemines LNG LLC(1)	6.75	01/15/36	130,000	136,335
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	90,000	98,728
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/35	85,000	94,826
				4,641,298
RETAIL – 0.6%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	40,000	39,103
Vivo Energy Investments BV(1)	5.13	09/24/27	25,000	24,967
				64,070
TOTAL CORPORATE BONDS (Cost – $10,436,558)				10,603,212

SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
JP Morgan Chase, New York	2.98	02/02/26	164,977	164,977
TOTAL SHORT-TERM INVESTMENTS (Cost – $164,977)				164,977

TOTAL INVESTMENTS – 99.2% (Cost – $10,601,535)				$10,768,189
OTHER ASSETS LESS LIABILITIES – 0.8%				87,261
NET ASSETS – 100.0%				$10,855,450

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $9,481,927 and represents 87.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$10,603,212	$–	$10,603,212
Time Deposits	–	164,977	–	164,977
Total Investments	$–	$10,768,189	$–	$10,768,189

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
APPAREL – 2.7%
Champ Acquisition Corp.(1)	8.38	12/01/31	$65,000	$69,466
Crocs, Inc.(1)	4.13	08/15/31	47,000	43,054
Crocs, Inc.(1)	4.25	03/15/29	45,000	43,461
Kontoor Brands, Inc.(1)	4.13	11/15/29	53,000	50,475
Levi Strauss & Co.(1)	3.50	03/01/31	65,000	60,838
Under Armour, Inc.(1)	7.25	07/15/30	50,000	51,189
VF Corp.	2.80	04/23/27	65,000	63,451
VF Corp.	2.95	04/23/30	100,000	91,306
VF Corp.	6.00	10/15/33	35,000	35,257
VF Corp.	6.45	11/01/37	35,000	33,978
William Carter Co.(1)	7.38	02/15/31	75,000	77,630
Wolverine World Wide, Inc.(1)	4.00	08/15/29	70,000	65,365
				685,470
AUTO MANUFACTURERS – 8.8%
Allison Transmission, Inc.(1)	3.75	01/30/31	135,000	127,323
Allison Transmission, Inc.(1)	4.75	10/01/27	50,000	50,023
Allison Transmission, Inc.(1)	5.88	06/01/29	67,000	67,881
Allison Transmission, Inc.(1)	5.88	12/01/33	60,000	60,884
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	140,000	125,059
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	65,000	64,434
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	52,000	52,158
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	75,000	75,052
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	50,000	46,544
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	80,000	76,307
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	50,000	50,261
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	45,000	44,891
Nissan Motor Acceptance Co. LLC(1)	5.63	09/29/28	90,000	90,356
Nissan Motor Acceptance Co. LLC(1)	6.13	09/30/30	165,000	164,661
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	90,000	93,391
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	325,000	321,753
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	330,000	311,832
Nissan Motor Co. Ltd.(1)	7.50	07/17/30	125,000	131,359
Nissan Motor Co. Ltd.(1)	7.75	07/17/32	105,000	110,909
Nissan Motor Co. Ltd.(1)	8.13	07/17/35	160,000	171,011
				2,236,089
AUTO PARTS & EQUIPMENT – 10.9%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	70,000	71,634
Adient Global Holdings Ltd.(1)	7.50	02/15/33	105,000	109,093
Adient Global Holdings Ltd.(1)	8.25	04/15/31	60,000	62,900
American Axle & Manufacturing, Inc.	5.00	10/01/29	75,000	73,209
American Axle & Manufacturing, Inc.(1)	6.38	10/15/32	110,000	112,284
American Axle & Manufacturing, Inc.	6.88	07/01/28	36,000	36,183
American Axle & Manufacturing, Inc.(1)	7.75	10/15/33	165,000	169,829
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	65,000	67,931
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	100,000	102,379
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	130,000	136,067

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 10.9% (Continued)
Clarios Global LP/Clarios US Finance Co.(1)	6.75	09/15/32	$155,000	$160,528
Forvia SE(1)	6.75	09/15/33	70,000	71,823
Forvia SE(1)	8.00	06/15/30	55,000	58,745
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	105,000	111,223
Goodyear Tire & Rubber Co.	4.88	03/15/27	85,000	84,784
Goodyear Tire & Rubber Co.	5.00	07/15/29	110,000	107,811
Goodyear Tire & Rubber Co.	5.25	04/30/31	73,000	70,298
Goodyear Tire & Rubber Co.	5.25	07/15/31	82,000	78,159
Goodyear Tire & Rubber Co.	5.63	04/30/33	59,000	56,287
Goodyear Tire & Rubber Co.	6.63	07/15/30	65,000	66,613
Phinia, Inc.(1)	6.63	10/15/32	60,000	62,506
Phinia, Inc.(1)	6.75	04/15/29	71,000	73,483
Tenneco, Inc.(1)	8.00	11/17/28	250,000	251,613
ZF North America Capital, Inc.(1)	6.75	04/23/30	105,000	105,351
ZF North America Capital, Inc.(1)	6.88	04/14/28	80,000	82,648
ZF North America Capital, Inc.(1)	6.88	04/23/32	90,000	89,802
ZF North America Capital, Inc.(1)	7.13	04/14/30	75,000	76,820
ZF North America Capital, Inc.(1)	7.50	03/24/31	195,000	199,988
				2,749,991
COMMERCIAL SERVICES – 2.7%
Belron UK Finance PLC(1)	5.75	10/15/29	145,000	147,838
Champions Financing, Inc.(1)	8.75	02/15/29	80,000	77,664
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	96,000	95,877
Sabre Financial Borrower LLC(1)	11.13	06/15/29	125,000	126,542
Upbound Group, Inc.(1)	6.38	02/15/29	60,000	59,518
Wand NewCo 3, Inc.(1)	7.63	01/30/32	165,000	173,580
				681,019
DISTRIBUTION/WHOLESALE – 0.5%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	65,000	64,942
Velocity Vehicle Group LLC(1)	8.00	06/01/29	65,000	63,674
				128,616
ENTERTAINMENT – 20.8%
Affinity Interactive(1)	6.88	12/15/27	70,000	42,046
Allwyn Entertainment Financing UK PLC(1)	7.88	04/30/29	80,000	83,335
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	40,000	31,244
Boyne USA, Inc.(1)	4.75	05/15/29	92,000	90,826
Brightstar Lottery PLC(1)	5.25	01/15/29	100,000	99,891
Brightstar Lottery PLC/Brightstar Global Solutions Corp.(1)	5.75	01/15/33	95,000	94,486
Caesars Entertainment, Inc.(1)	4.63	10/15/29	160,000	153,733
Caesars Entertainment, Inc.(1)	6.00	10/15/32	145,000	141,170
Caesars Entertainment, Inc.(1)	6.50	02/15/32	190,000	194,373
Caesars Entertainment, Inc.(1)	7.00	02/15/30	263,000	271,703
Churchill Downs, Inc.(1)	4.75	01/15/28	90,000	89,879
Churchill Downs, Inc.(1)	5.50	04/01/27	76,000	76,078
Churchill Downs, Inc.(1)	5.75	04/01/30	157,000	157,925
Churchill Downs, Inc.(1)	6.75	05/01/31	80,000	82,527
Cinemark USA, Inc.(1)	5.25	07/15/28	101,000	100,958

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.8% (Continued)
Cinemark USA, Inc.(1)	7.00	08/01/32	$65,000	$67,301
Great Canadian Gaming Corp./Raptor LLC(1)	8.75	11/15/29	70,000	71,226
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	65,000	64,219
Light & Wonder International, Inc.(1)	6.25	10/01/33	130,000	131,686
Light & Wonder International, Inc.(1)	7.25	11/15/29	66,000	67,792
Light & Wonder International, Inc.(1)	7.50	09/01/31	75,000	78,723
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	65,000	64,255
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	126,000	126,030
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	152,000	152,778
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	65,000	55,091
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	97,000	95,333
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	100,000	104,335
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	90,000	94,591
Motion Bondco DAC(1)	6.63	11/15/27	55,000	52,238
Motion FinCo. Sarl(1)	8.38	02/15/32	60,000	51,749
Odeon FinCo. PLC(1)	12.75	11/01/27	60,000	61,611
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	50,000	48,053
Penn Entertainment, Inc.(1)	4.13	07/01/29	52,000	48,294
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	97,000	71,748
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	97,000	62,366
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	127,000	115,960
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	45,000	38,596
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	55,000	55,923
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	80,000	81,469
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.(1)	6.25	10/15/30	80,000	81,251
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	103,000	94,061
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	97,000	94,890
Six Flags Entertainment Corp.(1)	5.50	04/15/27	75,000	75,213
Six Flags Entertainment Corp.(1)	7.25	05/15/31	105,000	103,706
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	65,000	62,445
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.38	04/15/27	60,000	60,034
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	6.50	10/01/28	42,000	42,135
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(1)	8.63	01/15/32	130,000	132,754
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	110,000	112,461
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	46,000	46,056
Universal Entertainment Corp.(1)	9.88	08/01/29	40,000	39,368
Vail Resorts, Inc.(1)	5.63	07/15/30	65,000	66,046
Vail Resorts, Inc.(1)	6.50	05/15/32	80,000	83,200
Voyager Parent LLC(1)	9.25	07/01/32	240,000	255,084
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	97,000	97,334
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	105,000	107,033
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	130,000	140,143
				5,264,755

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOREST PRODUCTS & PAPER – 0.6%
Magnera Corp.(1)	4.75	11/15/29	$65,000	$58,785
Magnera Corp.(1)	7.25	11/15/31	105,000	99,321
				158,106
HOME BUILDERS – 0.7%
Forestar Group, Inc.(1)	5.00	03/01/28	45,000	45,134
Forestar Group, Inc.(1)	6.50	03/15/33	60,000	61,385
Thor Industries, Inc.(1)	4.00	10/15/29	65,000	62,558
				169,077
INTERNET – 4.1%
Rakuten Group, Inc.(1),(2)	6.25	–	130,000	125,807
Rakuten Group, Inc.(1),(2)	8.13	–	70,000	72,577
Rakuten Group, Inc.(1)	9.75	04/15/29	265,000	297,132
Rakuten Group, Inc.(1)	11.25	02/15/27	235,000	250,547
Wayfair LLC(1)	6.75	11/15/32	90,000	93,095
Wayfair LLC(1)	7.25	10/31/29	105,000	109,868
Wayfair LLC(1)	7.75	09/15/30	95,000	101,064
				1,050,090
LEISURE TIME – 11.1%
Carnival Corp.(1)	5.13	05/01/29	165,000	167,011
Carnival Corp.(1)	5.75	03/15/30	135,000	139,080
Carnival Corp.(1)	5.75	08/01/32	395,000	406,168
Carnival Corp.(1)	5.88	06/15/31	130,000	134,470
Carnival Corp.(1)	6.13	02/15/33	260,000	267,586
Kingpin Intermediate Holdings LLC(1)	7.25	10/15/32	65,000	62,344
Life Time, Inc.(1)	6.00	11/15/31	65,000	66,678
Lindblad Expeditions LLC(1)	7.00	09/15/30	90,000	93,997
NCL Corp. Ltd.(1)	5.88	01/15/31	160,000	160,514
NCL Corp. Ltd.(1)	6.25	03/01/30	40,000	40,903
NCL Corp. Ltd.(1)	6.25	09/15/33	115,000	115,689
NCL Corp. Ltd.(1)	6.75	02/01/32	230,000	235,823
NCL Corp. Ltd.(1)	7.75	02/15/29	85,000	90,879
NCL Finance Ltd.(1)	6.13	03/15/28	67,000	68,902
Sabre GLBL, Inc.(1)	10.75	11/15/29	80,000	65,347
Sabre GLBL, Inc.(1)	10.75	03/15/30	48,000	38,552
Sabre GLBL, Inc.(1)	11.13	07/15/30	175,000	141,750
Viking Cruises Ltd.(1)	5.88	10/15/33	220,000	223,138
Viking Cruises Ltd.(1)	7.00	02/15/29	65,000	65,297
Viking Cruises Ltd.(1)	9.13	07/15/31	95,000	101,371
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	47,000	47,024
VOC Escrow Ltd.(1)	5.00	02/15/28	85,000	84,985
				2,817,508

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 12.1%
Boyd Gaming Corp.	4.75	12/01/27	$125,000	$125,011
Boyd Gaming Corp.(1)	4.75	06/15/31	118,000	115,029
Full House Resorts, Inc.(1)	8.25	02/15/28	53,000	48,495
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	80,000	82,729
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	197,000	182,507
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	105,000	102,257
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	147,000	140,427
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	130,000	130,315
Hilton Domestic Operating Co., Inc.(1)	5.50	03/31/34	130,000	130,688
Hilton Domestic Operating Co., Inc.(1)	5.75	09/15/33	130,000	132,505
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	70,000	71,655
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	130,000	133,461
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	60,000	62,158
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	65,000	60,680
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	110,000	107,006
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	125,000	127,863
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	75,000	75,062
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	67,000	63,963
Marriott Ownership Resorts, Inc.	4.75	01/15/28	45,000	44,415
Marriott Ownership Resorts, Inc.(1)	6.50	10/01/33	75,000	71,401
MGM Resorts International	4.75	10/15/28	100,000	99,860
MGM Resorts International	5.50	04/15/27	88,000	88,601
MGM Resorts International	6.13	09/15/29	110,000	112,565
MGM Resorts International	6.50	04/15/32	95,000	97,306
Station Casinos LLC(1)	4.50	02/15/28	91,000	90,627
Station Casinos LLC(1)	4.63	12/01/31	70,000	67,255
Station Casinos LLC(1)	6.63	03/15/32	65,000	66,517
Travel + Leisure Co.(1)	4.50	12/01/29	90,000	87,793
Travel + Leisure Co.(1)	4.63	03/01/30	42,000	41,019
Travel + Leisure Co.	6.00	04/01/27	50,000	50,771
Travel + Leisure Co.(1)	6.13	09/01/33	70,000	70,791
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	65,000	64,282
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	118,000	118,719
				3,063,733
OIL & GAS SERVICES – 0.2%
Star Holding LLC(1)	8.75	08/01/31	45,000	45,166

REAL ESTATE – 4.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	80,200	81,252
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	60,000	57,270
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	74,000	73,066
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	9.75	04/15/30	65,000	70,985
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	81,000	81,556
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	55,000	58,649
Five Point Operating Co. LP(1)	8.00	10/01/30	60,000	62,395
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	50,000	52,800
Howard Hughes Corp.(1)	4.13	02/01/29	87,000	84,210
Howard Hughes Corp.(1)	4.38	02/01/31	85,000	80,569

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 4.6% (Continued)
Howard Hughes Corp.(1)	5.38	08/01/28	$97,000	$97,032
Hunt Cos, Inc.(1)	5.25	04/15/29	81,000	79,364
Kennedy-Wilson, Inc.	4.75	03/01/29	79,000	77,367
Kennedy-Wilson, Inc.	4.75	02/01/30	78,000	75,028
Kennedy-Wilson, Inc.	5.00	03/01/31	80,000	76,906
Newmark Group, Inc.	7.50	01/12/29	60,000	63,886
				1,172,335
RETAIL – 18.1%
Academy Ltd.(1)	6.00	11/15/27	48,000	48,215
Advance Auto Parts, Inc.	1.75	10/01/27	50,000	47,573
Advance Auto Parts, Inc.	3.50	03/15/32	45,000	38,916
Advance Auto Parts, Inc.	3.90	04/15/30	60,000	55,482
Advance Auto Parts, Inc.	5.95	03/09/28	35,000	35,848
Advance Auto Parts, Inc.(1)	7.00	08/01/30	130,000	132,291
Advance Auto Parts, Inc.(1)	7.38	08/01/33	130,000	132,031
Asbury Automotive Group, Inc.	4.50	03/01/28	55,000	54,850
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	100,000	98,529
Asbury Automotive Group, Inc.	4.75	03/01/30	55,000	54,174
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	81,000	78,760
Bath & Body Works, Inc.	5.25	02/01/28	62,000	62,572
Bath & Body Works, Inc.(1)	6.63	10/01/30	112,000	114,794
Bath & Body Works, Inc.	6.75	07/01/36	75,000	74,906
Bath & Body Works, Inc.	6.88	11/01/35	105,000	106,296
Bath & Body Works, Inc.	6.95	03/01/33	35,000	34,922
Bath & Body Works, Inc.	7.50	06/15/29	65,000	66,444
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	90,000	96,240
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	133,000	128,690
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	147,000	139,109
Gap, Inc.(1)	3.63	10/01/29	97,000	92,354
Gap, Inc.(1)	3.88	10/01/31	97,000	89,999
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	80,000	79,566
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	70,000	67,660
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	60,000	63,649
Group 1 Automotive, Inc.(1)	4.00	08/15/28	97,000	94,909
Group 1 Automotive, Inc.(1)	6.38	01/15/30	65,000	66,846
Ken Garff Automotive LLC(1)	4.88	09/15/28	53,000	52,694
Kohl’s Corp.	5.13	05/01/31	67,000	57,413
Kohl’s Corp.	5.55	07/17/45	54,000	36,440
Kohl’s Corp.(1)	10.00	06/01/30	45,000	49,343
LCM Investments Holdings II LLC(1)	4.88	05/01/29	130,000	128,172
LCM Investments Holdings II LLC(1)	8.25	08/01/31	110,000	115,944
Lithia Motors, Inc.(1)	3.88	06/01/29	107,000	103,566
Lithia Motors, Inc.(1)	4.38	01/15/31	70,000	67,422
Lithia Motors, Inc.(1)	4.63	12/15/27	50,000	49,942
Lithia Motors, Inc.(1)	5.50	10/01/30	80,000	80,401
Macy’s Retail Holdings LLC	4.30	02/15/43	40,000	29,055
Macy’s Retail Holdings LLC	4.50	12/15/34	50,000	45,079
Macy’s Retail Holdings LLC	5.13	01/15/42	23,000	18,948

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 18.1% (Continued)
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	$55,000	$55,637
Macy’s Retail Holdings LLC(1)	7.38	08/01/33	65,000	68,719
Men’s Wearhouse LLC(1)	9.00	02/01/31	60,000	62,459
Michaels Cos, Inc.(1)	5.25	05/01/28	113,000	111,842
Michaels Cos, Inc.(1)	7.88	05/01/29	127,000	123,860
Nordstrom, Inc.	4.00	03/15/27	46,000	45,682
Nordstrom, Inc.	4.25	08/01/31	65,000	60,169
Nordstrom, Inc.	4.38	04/01/30	57,000	54,473
Nordstrom, Inc.	5.00	01/15/44	129,000	96,450
Nordstrom, Inc.	6.95	03/15/28	33,000	34,180
Penske Automotive Group, Inc.	3.75	06/15/29	65,000	62,840
PetSmart LLC/PetSmart Finance Corp.(1)	7.50	09/15/32	255,000	261,648
PetSmart LLC/PetSmart Finance Corp.(1)	10.00	09/15/33	105,000	109,348
QVC, Inc.	5.45	08/15/34	63,000	24,885
QVC, Inc.	5.95	03/15/43	27,000	10,395
QVC, Inc.(1)	6.88	04/15/29	80,000	33,600
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	80,000	82,984
Sonic Automotive, Inc.(1)	4.63	11/15/29	83,000	81,642
Sonic Automotive, Inc.(1)	4.88	11/15/31	65,000	62,709
Victoria’s Secret & Co.(1)	4.63	07/15/29	80,000	78,279
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	60,000	63,211
				4,575,056
TOTAL CORPORATE BONDS (Cost – $24,579,895)				24,797,011

SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
JP Morgan Chase, New York	2.98	02/02/26	275,159	275,159
TOTAL SHORT-TERM INVESTMENTS (Cost – $275,159)				275,159

TOTAL INVESTMENTS – 99.0% (Cost – $24,855,054)				$25,072,170
OTHER ASSETS LESS LIABILITIES – 1.0%				265,692
NET ASSETS – 100.0%				$25,337,862

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $21,359,061 and represents 84.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$24,797,011	$–	$24,797,011
Time Deposits	–	275,159	–	275,159
Total Investments	$–	$25,072,170	$–	$25,072,170

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
AGRICULTURE – 1.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$83,000	$83,082
Darling Ingredients, Inc.(1)	6.00	06/15/30	172,000	174,435
Turning Point Brands, Inc.(1)	7.63	03/15/32	50,000	53,757
				311,274
BEVERAGES – 1.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	127,000	124,252
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	122,000	122,197
				246,449
CHEMICALS – 0.7%
Cerdia Finanz GmbH(1)	9.38	10/03/31	150,000	153,333

COSMETICS/PERSONAL CARE – 1.0%
Edgewell Personal Care Co.(1)	4.13	04/01/29	83,000	79,650
Edgewell Personal Care Co.(1)	5.50	06/01/28	132,000	132,129
				211,779
ELECTRIC – 35.2%
AES Corp.	6.95	07/15/55	80,000	78,268
AES Corp.	7.60	01/15/55	165,000	167,403
Algonquin Power & Utilities Corp.	4.75	01/18/82	122,000	121,191
Alpha Generation LLC(1)	6.25	01/15/34	130,000	130,922
Alpha Generation LLC(1)	6.75	10/15/32	165,000	171,167
Atlantica Sustainable Infrastructure Ltd.(1)	4.13	06/15/28	52,000	51,057
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	180,000	179,693
Clearway Energy Operating LLC(1)	3.75	02/15/31	150,000	140,563
Clearway Energy Operating LLC(1)	3.75	01/15/32	61,000	56,182
Clearway Energy Operating LLC(1)	4.75	03/15/28	145,000	144,966
Clearway Energy Operating LLC(1)	5.75	01/15/34	105,000	105,432
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	85,000	87,765
DPL LLC	4.35	04/15/29	67,000	66,262
Edison International	7.88	06/15/54	75,000	78,165
Edison International	8.13	06/15/53	85,000	88,020
Electricite de France SA(1),(2)	9.13	–	255,000	301,962
EUSHI Finance, Inc.	6.25	04/01/56	125,000	125,826
EUSHI Finance, Inc.	7.63	12/15/54	90,000	94,716
Hawaiian Electric Co., Inc.(1)	6.00	10/01/33	85,000	86,333
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	61,000	59,169
Lightning Power LLC(1)	7.25	08/15/32	255,000	271,556
Long Ridge Energy LLC(1)	8.75	02/15/32	100,000	106,287
NRG Energy, Inc.(1)	3.38	02/15/29	81,000	77,657
NRG Energy, Inc.(1)	3.63	02/15/31	182,000	170,117
NRG Energy, Inc.(1)	3.88	02/15/32	80,000	74,966
NRG Energy, Inc.(1)	5.25	06/15/29	122,000	122,421
NRG Energy, Inc.	5.75	01/15/28	135,000	135,140
NRG Energy, Inc.(1)	5.75	07/15/29	145,000	145,178
NRG Energy, Inc.(1)	5.75	01/15/34	205,000	206,456
NRG Energy, Inc.(1)	6.00	02/01/33	150,000	152,949
NRG Energy, Inc.(1)	6.00	01/15/36	410,000	414,472

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 35.2% (Continued)
NRG Energy, Inc.(1)	6.25	11/01/34	$155,000	$159,201
PacifiCorp	7.38	09/15/55	140,000	144,166
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	106,000	105,272
PG&E Corp.	5.00	07/01/28	172,000	171,716
PG&E Corp.	5.25	07/01/30	162,000	161,099
PG&E Corp.	7.38	03/15/55	260,000	268,490
Talen Energy Supply LLC(1)	6.25	02/01/34	230,000	233,204
Talen Energy Supply LLC(1)	6.50	02/01/36	220,000	225,657
Talen Energy Supply LLC(1)	8.63	06/01/30	210,000	221,672
TransAlta Corp.	5.88	02/01/34	70,000	70,091
TransAlta Corp.	6.50	03/15/40	50,000	50,250
TXNM Energy, Inc.(1)	7.00	07/31/56	60,000	60,634
Vistra Operations Co. LLC(1)	4.38	05/01/29	206,000	203,518
Vistra Operations Co. LLC(1)	5.00	07/31/27	212,000	212,277
Vistra Operations Co. LLC(1)	5.63	02/15/27	212,000	212,251
Vistra Operations Co. LLC(1)	6.88	04/15/32	165,000	173,456
Vistra Operations Co. LLC(1)	7.75	10/15/31	235,000	248,769
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	89,000	88,253
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	130,000	134,212
XPLR Infrastructure Operating Partners LP(1)	7.75	04/15/34	125,000	127,477
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	135,000	141,882
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	160,000	167,934
				7,793,742
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	133,000	127,835
Energizer Holdings, Inc.(1)	4.75	06/15/28	105,000	103,976
Energizer Holdings, Inc.(1)	6.00	09/15/33	65,000	62,552
				294,363
ENERGY-ALTERNATE SOURCES – 1.1%
TerraForm Power Operating LLC(1)	4.75	01/15/30	117,000	113,592
TerraForm Power Operating LLC(1)	5.00	01/31/28	122,000	122,361
				235,953
FOOD – 25.8%
Albertsons Cos, Inc.(1)	5.63	03/31/32	200,000	199,900
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	223,000	214,161
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	182,000	179,663
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.50	03/31/31	115,000	115,347
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.75	03/31/34	285,000	280,646
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	127,000	127,127
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	100,000	102,173
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	125,000	127,096
B&G Foods, Inc.	5.25	09/15/27	79,000	76,424
B&G Foods, Inc.(1)	8.00	09/15/28	145,000	137,026
C&S Group Enterprises LLC(1)	5.00	12/15/28	67,000	63,159
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	80,000	79,679
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	75,000	78,098
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	85,000	87,482

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 25.8% (Continued)
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	$75,000	$76,057
Froneri Lux FinCo. Sarl(1)	6.00	08/01/32	95,000	96,293
Ingles Markets, Inc.(1)	4.00	06/15/31	56,000	53,041
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	165,000	173,087
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	160,000	154,590
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	120,000	114,420
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	87,000	87,430
Performance Food Group, Inc.(1)	4.25	08/01/29	172,000	168,538
Performance Food Group, Inc.(1)	5.50	10/15/27	182,000	182,235
Performance Food Group, Inc.(1)	6.13	09/15/32	165,000	169,671
Pilgrim’s Pride Corp.	3.50	03/01/32	155,000	143,377
Pilgrim’s Pride Corp.	4.25	04/15/31	130,000	126,827
Pilgrim’s Pride Corp.	6.25	07/01/33	150,000	160,536
Pilgrim’s Pride Corp.	6.88	05/15/34	90,000	99,673
Post Holdings, Inc.(1)	4.50	09/15/31	161,000	152,630
Post Holdings, Inc.(1)	4.63	04/15/30	228,000	222,841
Post Holdings, Inc.(1)	6.25	02/15/32	165,000	169,629
Post Holdings, Inc.(1)	6.25	10/15/34	95,000	95,747
Post Holdings, Inc.(1)	6.38	03/01/33	195,000	196,660
Post Holdings, Inc.(1)	6.50	03/15/36	215,000	215,324
Safeway, Inc.	7.25	02/01/31	40,000	43,390
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	140,000	135,023
TreeHouse Foods, Inc.	4.00	09/01/28	88,000	87,830
United Natural Foods, Inc.(1)	6.75	10/15/28	83,000	83,234
US Foods, Inc.(1)	4.63	06/01/30	83,000	81,829
US Foods, Inc.(1)	4.75	02/15/29	155,000	154,886
US Foods, Inc.(1)	5.75	04/15/33	85,000	86,539
US Foods, Inc.(1)	6.88	09/15/28	80,000	82,609
US Foods, Inc.(1)	7.25	01/15/32	85,000	89,289
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	150,000	148,908
				5,720,124
GAS – 1.2%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	93,000	93,696
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	80,000	82,758
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.50	06/01/30	90,000	96,501
				272,955
HOME FURNISHINGS – 4.2%
Somnigroup International, Inc.(1)	3.88	10/15/31	135,000	126,086
Somnigroup International, Inc.(1)	4.00	04/15/29	137,000	133,005
Whirlpool Corp.	2.40	05/15/31	50,000	41,953
Whirlpool Corp.	4.50	06/01/46	92,000	66,814
Whirlpool Corp.	4.60	05/15/50	85,000	61,633
Whirlpool Corp.	4.70	05/14/32	50,000	45,559
Whirlpool Corp.	4.75	02/26/29	120,000	118,549
Whirlpool Corp.	5.15	03/01/43	40,000	32,673

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME FURNISHINGS – 4.2% (Continued)
Whirlpool Corp.	5.50	03/01/33	$50,000	$46,897
Whirlpool Corp.	5.75	03/01/34	50,000	47,117
Whirlpool Corp.	6.13	06/15/30	100,000	100,355
Whirlpool Corp.	6.50	06/15/33	100,000	98,760
				919,401
HOUSEHOLD PRODUCTS/WARES – 0.7%
ACCO Brands Corp.(1)	4.25	03/15/29	95,000	88,051
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	95,000	67,094
				155,145
HOUSEWARES – 5.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	135,000	119,272
Central Garden & Pet Co.	4.13	10/15/30	88,000	84,556
Central Garden & Pet Co.(1)	4.13	04/30/31	67,000	63,464
Central Garden & Pet Co.	5.13	02/01/28	50,000	50,008
Newell Brands, Inc.	6.38	09/15/27	84,000	84,971
Newell Brands, Inc.	6.38	05/15/30	130,000	128,626
Newell Brands, Inc.	6.63	09/15/29	83,000	83,158
Newell Brands, Inc.	6.63	05/15/32	80,000	78,403
Newell Brands, Inc.	7.38	04/01/36	72,000	69,735
Newell Brands, Inc.	7.50	04/01/46	110,000	93,010
Newell Brands, Inc.(1)	8.50	06/01/28	215,000	225,568
Scotts Miracle-Gro Co.	4.00	04/01/31	85,000	80,109
Scotts Miracle-Gro Co.	4.38	02/01/32	65,000	61,327
Scotts Miracle-Gro Co.	4.50	10/15/29	70,000	68,970
				1,291,177
LEISURE TIME – 1.3%
Acushnet Co.(1)	5.63	12/01/33	85,000	86,012
Amer Sports Co.(1)	6.75	02/16/31	135,000	140,719
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	89,000	72,043
				298,774
PHARMACEUTICALS – 1.8%
BellRing Brands, Inc.(1)	7.00	03/15/30	140,000	143,980
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	100,000	95,002
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	140,000	150,627
				389,609
RETAIL – 15.4%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	128,000	123,440
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	267,000	263,168
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	488,000	465,899
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	127,000	126,327
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	80,000	81,454
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	200,000	205,179
Arko Corp.(1)	5.13	11/15/29	72,000	62,820
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(1)	9.50	07/01/32	80,000	76,310
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	50,000	44,447
Brinker International, Inc.(1)	8.25	07/15/30	60,000	63,590

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 15.4% (Continued)
EG Global Finance PLC(1)	12.00	11/30/28	$180,000	$194,941
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	139,000	133,790
Ferrellgas LP/Ferrellgas Finance Corp.(1)	9.25	01/15/31	110,000	113,792
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1),(3)	7.00	08/15/28	71,000	35,285
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	123,000	123,264
Murphy Oil USA, Inc.(1)	3.75	02/15/31	87,000	81,779
Murphy Oil USA, Inc.	4.75	09/15/29	85,000	84,642
Murphy Oil USA, Inc.	5.63	05/01/27	50,000	50,191
Papa John’s International, Inc.(1)	3.88	09/15/29	67,000	64,310
Petco Health & Wellness Co., Inc.(1)	8.25	02/01/31	100,000	100,356
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	107,000	102,824
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	6.50	12/15/35	60,000	59,728
Yum! Brands, Inc.	3.63	03/15/31	173,000	163,658
Yum! Brands, Inc.	4.63	01/31/32	193,000	188,828
Yum! Brands, Inc.(1)	4.75	01/15/30	139,000	138,747
Yum! Brands, Inc.	5.35	11/01/43	45,000	43,847
Yum! Brands, Inc.	5.38	04/01/32	165,000	167,225
Yum! Brands, Inc.	6.88	11/15/37	55,000	60,664
				3,420,505
TOTAL CORPORATE BONDS (Cost – $21,580,184)				21,714,583

SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
Sumitomo Mitsui Trust Bank, London	2.98	02/02/26	124,157	124,157
TOTAL SHORT-TERM INVESTMENTS (Cost – $124,157)				124,157

TOTAL INVESTMENTS – 98.6% (Cost – $21,704,341)				$21,838,740
OTHER ASSETS LESS LIABILITIES – 1.4%				318,770
NET ASSETS – 100.0%				$22,157,510

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $16,759,789 and represents 75.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$21,714,583	$–	$21,714,583
Time Deposits	–	124,157	–	124,157
Total Investments	$–	$21,838,740	$–	$21,838,740

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
UNITED STATES(a) – 100.0%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	37,066	$1,408,879
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	120,865	4,538,299
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	51,702	1,997,341
BondBloxx USD High Yield Bond Energy Sector ETF	81,373	3,184,150
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	106,760	4,056,346
BondBloxx USD High Yield Bond Healthcare Sector ETF	64,109	2,296,705
BondBloxx USD High Yield Bond Industrial Sector ETF	203,153	7,801,949
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	178,667	6,172,909
TOTAL EXCHANGE-TRADED FUNDS (Cost – $30,666,657)		31,456,578

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
ANZ National Bank, London	2.98	02/02/26	$57,411	57,411
TOTAL SHORT-TERM INVESTMENTS (Cost – $57,411)				57,411

TOTAL INVESTMENTS – 100.2% (Cost – $30,724,068)				$31,513,989
OTHER ASSETS LESS LIABILITIES – (0.2)%				(53,307)
NET ASSETS – 100.0%				$31,460,682

(a)	Represents investments in Affiliated Funds.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$31,456,578	$–	$–	$31,456,578
Time Deposits	–	57,411	–	57,411
Total Investments	$31,456,578	$57,411	$–	$31,513,989

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

AFFILIATE TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the year or period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Investment Company	Value as of October 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of January 31, 2026	Dividends	Shares as of January 31, 2026
BondBloxx BB Rated USD High Yield Corporate Bond ETF	$938,865	$24,404	$(2,253)	$(5,722)	$(955,294)	$–	$9,950	–
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	1,230,836	233,836	402	(21,819)	(34,376)	1,408,879	29,553	37,066
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	3,987,311	773,350	4,641	3,549	(230,552)	4,538,299	66,107	120,865
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	545,623	1,496,510	2,832	4,435	(52,059)	1,997,341	8,166	51,702
BondBloxx USD High Yield Bond Energy Sector ETF	3,546,723	229,932	(1,991)	30,922	(621,436)	3,184,150	55,862	81,373
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	4,102,586	212,858	7,677	(16,620)	(250,155)	4,056,346	68,003	106,760
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,912,011	374,940	7,335	(24,774)	(972,807)	2,296,705	55,154	64,109
BondBloxx USD High Yield Bond Industrial Sector ETF	7,366,492	887,250	7,836	6,666	(466,295)	7,801,949	120,455	203,153
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	6,453,367	768,456	(3,738)	(93,265)	(951,911)	6,172,909	133,845	178,667
	$31,083,814	$5,001,536	$22,741	$(116,628)	$(4,534,885)	$31,456,578	$547,095	843,695

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
ADVERTISING – 0.4%
Lamar Media Corp.	3.63	01/15/31	$280,000	$264,588
Lamar Media Corp.	3.75	02/15/28	295,000	289,771
Lamar Media Corp.	4.00	02/15/30	260,000	251,570
Lamar Media Corp.	4.88	01/15/29	205,000	205,130
Lamar Media Corp.(1)	5.38	11/01/33	206,000	205,717
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	226,000	238,153
				1,454,929
AEROSPACE/DEFENSE – 2.3%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	350,000	362,459
ATI, Inc.	4.88	10/01/29	160,000	159,895
ATI, Inc.	5.13	10/01/31	175,000	175,384
ATI, Inc.	5.88	12/01/27	160,000	160,767
ATI, Inc.	7.25	08/15/30	220,000	230,752
Bombardier, Inc.(1)	6.00	02/15/28	350,000	350,742
Bombardier, Inc.(1)	6.75	06/15/33	335,000	352,300
Bombardier, Inc.(1)	7.00	06/01/32	325,000	341,565
Bombardier, Inc.(1)	7.25	07/01/31	445,000	472,997
Bombardier, Inc.(1)	7.45	05/01/34	250,000	280,185
Bombardier, Inc.(1)	7.50	02/01/29	375,000	389,771
Bombardier, Inc.(1)	8.75	11/15/30	335,000	359,427
Moog, Inc.(1)	4.25	12/15/27	245,000	243,864
TransDigm, Inc.(1)	6.00	01/15/33	751,000	765,662
TransDigm, Inc.(1)	6.25	01/31/34	240,000	248,147
TransDigm, Inc.(1)	6.38	03/01/29	1,340,000	1,379,630
TransDigm, Inc.(1)	6.63	03/01/32	1,095,000	1,133,569
TransDigm, Inc.(1)	6.75	08/15/28	1,040,000	1,058,802
TransDigm, Inc.(1)	6.88	12/15/30	730,000	760,806
TransDigm, Inc.(1)	7.13	12/01/31	499,000	523,929
				9,750,653
AGRICULTURE – 0.2%
Darling Ingredients, Inc.(1)	5.25	04/15/27	230,000	230,227
Darling Ingredients, Inc.(1)	6.00	06/15/30	501,000	508,095
Turning Point Brands, Inc.(1)	7.63	03/15/32	135,000	145,143
				883,465
AIRLINES – 0.7%
Allegiant Travel Co.(1)	7.25	08/15/27	185,000	187,224
American Airlines, Inc.(1)	7.25	02/15/28	365,000	371,815
American Airlines, Inc.(1)	8.50	05/15/29	480,000	501,176
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	1,495,000	1,511,279
United Airlines Holdings, Inc.	5.38	03/01/31	500,000	505,590
				3,077,084
APPAREL – 0.4%
Kontoor Brands, Inc.(1)	4.13	11/15/29	185,000	176,187
Levi Strauss & Co.(1)	3.50	03/01/31	235,000	219,951
VF Corp.	2.80	04/23/27	235,000	229,400
VF Corp.	2.95	04/23/30	375,000	342,397

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.4% (Continued)
VF Corp.	6.00	10/15/33	$145,000	$146,066
VF Corp.	6.45	11/01/37	130,000	126,203
William Carter Co.(1)	7.38	02/15/31	275,000	284,642
				1,524,846
AUTO MANUFACTURERS – 1.9%
Allison Transmission, Inc.(1)	3.75	01/30/31	510,000	480,997
Allison Transmission, Inc.(1)	4.75	10/01/27	185,000	185,087
Allison Transmission, Inc.(1)	5.88	06/01/29	265,000	268,485
Allison Transmission, Inc.(1)	5.88	12/01/33	240,000	243,535
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	220,000	218,083
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	225,000	225,683
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	265,000	265,184
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	200,000	186,176
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	305,000	290,921
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	210,000	211,095
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	140,000	139,660
Nissan Motor Acceptance Co. LLC(1)	5.63	09/29/28	340,000	341,344
Nissan Motor Acceptance Co. LLC(1)	6.13	09/30/30	630,000	628,705
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	385,000	399,505
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	1,230,000	1,217,713
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	1,270,000	1,200,080
Nissan Motor Co. Ltd.(1)	7.50	07/17/30	475,000	499,165
Nissan Motor Co. Ltd.(1)	7.75	07/17/32	370,000	390,823
Nissan Motor Co. Ltd.(1)	8.13	07/17/35	595,000	635,949
				8,028,190
AUTO PARTS & EQUIPMENT – 1.3%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	245,000	250,720
American Axle & Manufacturing, Inc.(1)	6.38	10/15/32	411,000	419,534
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	235,000	245,598
Forvia SE(1)	6.75	09/15/33	240,000	246,252
Forvia SE(1)	8.00	06/15/30	240,000	256,344
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	395,000	418,412
Phinia, Inc.(1)	6.63	10/15/32	225,000	234,398
Phinia, Inc.(1)	6.75	04/15/29	245,000	253,570
Qnity Electronics, Inc.(1)	5.75	08/15/32	485,000	494,682
Qnity Electronics, Inc.(1)	6.25	08/15/33	380,000	392,671
ZF North America Capital, Inc.(1)	6.75	04/23/30	400,000	401,336
ZF North America Capital, Inc.(1)	6.88	04/14/28	315,000	325,425
ZF North America Capital, Inc.(1)	6.88	04/23/32	333,000	332,267
ZF North America Capital, Inc.(1)	7.13	04/14/30	301,000	308,305
ZF North America Capital, Inc.(1)	7.50	03/24/31	750,000	769,184
				5,348,698
BANKS – 0.2%
Dresdner Funding Trust I(1)	8.15	06/30/31	490,000	540,526
Popular, Inc.	7.25	03/13/28	186,000	195,362
Walker & Dunlop, Inc.(1)	6.63	04/01/33	190,000	194,876
				930,764

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	$365,000	$357,101

BIOTECHNOLOGY – 0.3%
Genmab AS/Genmab Finance LLC(1)	6.25	12/15/32	660,000	676,984
Genmab AS/Genmab Finance LLC(1)	7.25	12/15/33	565,000	598,366
				1,275,350
BUILDING MATERIALS – 2.8%
Boise Cascade Co.(1)	4.88	07/01/30	190,000	189,554
Builders FirstSource, Inc.(1)	4.25	02/01/32	651,000	621,020
Builders FirstSource, Inc.(1)	5.00	03/01/30	260,000	259,202
Builders FirstSource, Inc.(1)	6.38	06/15/32	390,000	402,287
Builders FirstSource, Inc.(1)	6.38	03/01/34	485,000	502,425
Builders FirstSource, Inc.(1)	6.75	05/15/35	360,000	378,676
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	1,370,000	1,419,768
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	265,000	278,553
James Hardie International Finance DAC(1)	5.00	01/15/28	186,000	185,893
Knife River Corp.(1)	7.75	05/01/31	210,000	219,429
Masterbrand, Inc.(1)	7.00	07/15/32	330,000	342,488
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	335,000	344,275
Quikrete Holdings, Inc.(1)	6.38	03/01/32	1,960,000	2,033,719
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	540,000	542,032
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	570,000	608,010
Standard Building Solutions, Inc.(1)	5.88	03/15/34	340,000	339,894
Standard Building Solutions, Inc.(1)	6.25	08/01/33	565,000	577,801
Standard Building Solutions, Inc.(1)	6.50	08/15/32	499,000	514,874
Standard Industries, Inc./NY(1)	3.38	01/15/31	540,000	498,693
Standard Industries, Inc./NY(1)	4.38	07/15/30	780,000	752,842
Standard Industries, Inc./NY(1)	4.75	01/15/28	479,000	476,766
				11,488,201
CHEMICALS – 3.2%
Ashland, Inc.(1)	3.38	09/01/31	230,000	211,114
Ashland, Inc.	6.88	05/15/43	128,000	135,965
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	235,000	247,621
Axalta Coating Systems LLC(1)	3.38	02/15/29	370,000	356,323
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	240,000	239,642
Celanese US Holdings LLC	6.50	04/15/30	356,000	362,428
Celanese US Holdings LLC	6.75	04/15/33	565,000	572,669
Celanese US Holdings LLC	6.85	11/15/28	381,000	400,226
Celanese US Holdings LLC	7.00	02/15/31	295,000	301,934
Celanese US Holdings LLC	7.05	11/15/30	493,000	521,940
Celanese US Holdings LLC	7.17	07/15/27	261,000	270,621
Celanese US Holdings LLC	7.20	11/15/33	480,000	508,095
Celanese US Holdings LLC	7.33	07/15/29	375,000	394,526
Celanese US Holdings LLC	7.38	02/15/34	340,000	346,201
Celanese US Holdings LLC	7.38	07/15/32	555,000	579,495
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	270,000	270,213
Element Solutions, Inc.(1)	3.88	09/01/28	385,000	375,432
FMC Corp.	3.45	10/01/29	255,000	229,125

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.2% (Continued)
FMC Corp.	4.50	10/01/49	$255,000	$159,350
FMC Corp.	5.65	05/18/33	245,000	216,929
FMC Corp.	6.38	05/18/53	240,000	181,915
FMC Corp.	8.45	11/01/55	367,000	294,629
HB Fuller Co.	4.00	02/15/27	135,000	133,507
HB Fuller Co.	4.25	10/15/28	155,000	152,637
Huntsman International LLC	2.95	06/15/31	170,000	145,187
Huntsman International LLC	4.50	05/01/29	370,000	356,137
Huntsman International LLC	5.70	10/15/34	189,000	176,714
INEOS Finance PLC(1)	6.75	05/15/28	195,000	171,095
INEOS Finance PLC(1)	7.50	04/15/29	355,000	297,633
Ingevity Corp.(1)	3.88	11/01/28	255,000	248,158
Methanex Corp.	5.13	10/15/27	375,000	376,246
Methanex Corp.	5.25	12/15/29	329,000	331,061
Methanex Corp.	5.65	12/01/44	155,000	139,679
Methanex US Operations, Inc.(1)	6.25	03/15/32	295,000	304,389
Minerals Technologies, Inc.(1)	5.00	07/01/28	185,000	184,201
NOVA Chemicals Corp.(1)	4.25	05/15/29	285,000	278,140
NOVA Chemicals Corp.(1)	5.25	06/01/27	535,000	537,780
NOVA Chemicals Corp.(1)	7.00	12/01/31	190,000	203,589
NOVA Chemicals Corp.(1)	8.50	11/15/28	200,000	209,148
NOVA Chemicals Corp.(1)	9.00	02/15/30	320,000	341,657
Olin Corp.	5.00	02/01/30	265,000	258,527
Olin Corp.	5.63	08/01/29	330,000	331,089
Olin Corp.(1)	6.63	04/01/33	290,000	284,538
SNF Group SACA(1)	3.13	03/15/27	170,000	167,524
SNF Group SACA(1)	3.38	03/15/30	166,000	156,222
Solstice Advanced Materials, Inc.(1)	5.63	09/30/33	480,000	482,763
				13,444,014
COAL – 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	191,000	201,803
SunCoke Energy, Inc.(1)	4.88	06/30/29	235,000	221,819
				423,622
COMMERCIAL SERVICES – 4.6%
ADT Security Corp.(1)	4.13	08/01/29	535,000	521,624
ADT Security Corp.(1)	4.88	07/15/32	320,000	310,076
ADT Security Corp.(1)	5.88	10/15/33	511,000	518,345
Adtalem Global Education, Inc.(1)	5.50	03/01/28	200,000	199,692
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	7.00	05/21/30	700,000	730,014
AMN Healthcare, Inc.(1)	4.00	04/15/29	175,000	167,484
AMN Healthcare, Inc.(1)	6.50	01/15/31	190,000	192,641
APi Group DE, Inc.(1)	4.13	07/15/29	152,000	148,427
APi Group DE, Inc.(1)	4.75	10/15/29	142,000	139,711
Belron UK Finance PLC(1)	5.75	10/15/29	540,000	550,569
Block, Inc.	3.50	06/01/31	495,000	463,249
Block, Inc.(1)	5.63	08/15/30	580,000	590,642

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.6% (Continued)
Block, Inc.(1)	6.00	08/15/33	$495,000	$505,869
Block, Inc.	6.50	05/15/32	1,010,000	1,049,904
Brink’s Co.(1)	4.63	10/15/27	305,000	305,691
Brink’s Co.(1)	6.50	06/15/29	207,000	213,953
Brink’s Co.(1)	6.75	06/15/32	185,000	192,739
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	445,000	420,337
CoreCivic, Inc.	8.25	04/15/29	242,000	253,621
Dcli Bidco LLC(1)	7.75	11/15/29	235,000	239,296
Deluxe Corp.(1)	8.13	09/15/29	215,000	225,866
GEO Group, Inc.	8.63	04/15/29	315,000	329,609
Graham Holdings Co.(1)	5.63	12/01/33	230,000	231,684
Grand Canyon University	5.13	10/01/28	185,000	185,467
Herc Holdings, Inc.(1)	5.75	03/15/31	310,000	312,384
Herc Holdings, Inc.(1)	6.00	03/15/34	290,000	291,632
Herc Holdings, Inc.(1)	6.63	06/15/29	410,000	424,539
Herc Holdings, Inc.(1)	7.00	06/15/30	810,000	850,648
Herc Holdings, Inc.(1)	7.25	06/15/33	540,000	571,747
Korn Ferry(1)	4.63	12/15/27	190,000	189,552
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	480,000	470,510
Service Corp. International/US	3.38	08/15/30	403,000	377,178
Service Corp. International/US	4.00	05/15/31	400,000	380,954
Service Corp. International/US	4.63	12/15/27	305,000	305,627
Service Corp. International/US	5.13	06/01/29	362,000	364,514
Service Corp. International/US	5.75	10/15/32	409,000	415,999
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	800,000	816,598
TriNet Group, Inc.(1)	3.50	03/01/29	250,000	237,048
TriNet Group, Inc.(1)	7.13	08/15/31	183,000	188,754
United Rentals North America, Inc.	3.75	01/15/32	425,000	397,534
United Rentals North America, Inc.	3.88	11/15/27	360,000	357,189
United Rentals North America, Inc.	3.88	02/15/31	550,000	524,735
United Rentals North America, Inc.	4.00	07/15/30	350,000	338,429
United Rentals North America, Inc.	4.88	01/15/28	830,000	830,593
United Rentals North America, Inc.	5.25	01/15/30	390,000	394,407
United Rentals North America, Inc.(1)	5.38	11/15/33	730,000	729,954
United Rentals North America, Inc.(1)	6.13	03/15/34	515,000	535,752
WEX, Inc.(1)	6.50	03/15/33	260,000	265,533
				19,258,320
COMPUTERS – 1.0%
ASGN, Inc.(1)	4.63	05/15/28	270,000	266,059
CACI International, Inc.(1)	6.38	06/15/33	485,000	503,812
Crane NXT Co.	4.20	03/15/48	165,000	107,246
Crowdstrike Holdings, Inc.	3.00	02/15/29	355,000	339,925
Insight Enterprises, Inc.(1)	6.63	05/15/32	240,000	245,895
KBR, Inc.(1)	4.75	09/30/28	120,000	118,927
NCR Atleos Corp.(1)	9.50	04/01/29	675,000	723,746
Science Applications International Corp.(1)	4.88	04/01/28	205,000	204,601
Science Applications International Corp.(1)	5.88	11/01/33	245,000	247,087
Seagate Data Storage Technology Pte Ltd.(1)	4.09	06/01/29	222,000	217,820

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.0% (Continued)
Seagate Data Storage Technology Pte Ltd.(1)	5.75	12/01/34	$140,000	$143,333
Seagate Data Storage Technology Pte Ltd.(1)	5.88	07/15/30	185,000	190,732
Seagate Data Storage Technology Pte Ltd.(1)	8.25	12/15/29	260,000	274,815
Seagate Data Storage Technology Pte Ltd.(1)	8.50	07/15/31	216,000	228,729
Seagate Data Storage Technology Pte Ltd.(1)	9.63	12/01/32	390,850	442,094
				4,254,821
COSMETICS/PERSONAL CARE – 0.5%
Edgewell Personal Care Co.(1)	4.13	04/01/29	251,000	240,868
Edgewell Personal Care Co.(1)	5.50	06/01/28	350,000	350,343
Perrigo Finance Unlimited Co.	4.90	12/15/44	140,000	110,469
Perrigo Finance Unlimited Co.	5.15	06/15/30	380,000	368,857
Perrigo Finance Unlimited Co.	6.13	09/30/32	360,000	354,383
Prestige Brands, Inc.(1)	3.75	04/01/31	290,000	271,314
Prestige Brands, Inc.(1)	5.13	01/15/28	190,000	190,227
				1,886,461
DISTRIBUTION/WHOLESALE – 0.4%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	209,000	201,812
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	325,000	320,970
RB Global Holdings, Inc.(1)	6.75	03/15/28	275,000	280,453
RB Global Holdings, Inc.(1)	7.75	03/15/31	398,000	415,368
Resideo Funding, Inc.(1)	4.00	09/01/29	145,000	139,798
Resideo Funding, Inc.(1)	6.50	07/15/32	290,000	294,933
				1,653,334
DIVERSIFIED FINANCIAL SERVICES – 7.0%
Ally Financial, Inc.	6.65	01/17/40	254,000	254,003
Ally Financial, Inc.	6.70	02/14/33	225,000	234,612
Azorra Finance Ltd.(1)	7.25	01/15/31	265,000	277,732
Azorra Finance Ltd.(1)	7.75	04/15/30	265,000	279,045
Bread Financial Holdings, Inc.(1)	6.75	05/15/31	230,000	237,159
Burford Capital Global Finance LLC(1)	6.25	04/15/28	185,000	184,810
Burford Capital Global Finance LLC(1)	6.88	04/15/30	195,000	190,850
Burford Capital Global Finance LLC(1)	7.50	07/15/33	230,000	222,338
Burford Capital Global Finance LLC(1)	8.50	01/15/34	250,000	250,727
Burford Capital Global Finance LLC(1)	9.25	07/01/31	330,000	340,069
Coinbase Global, Inc.(1)	3.38	10/01/28	505,000	482,442
Coinbase Global, Inc.(1)	3.63	10/01/31	360,000	318,356
Credit Acceptance Corp.(1)	6.63	03/15/30	243,000	243,694
Credit Acceptance Corp.(1)	9.25	12/15/28	290,000	304,245
Encore Capital Group, Inc.(1)	6.63	04/15/31	231,000	233,182
Encore Capital Group, Inc.(1)	8.50	05/15/30	270,000	289,651
Encore Capital Group, Inc.(1)	9.25	04/01/29	230,000	241,435
EZCORP, Inc.(1)	7.38	04/01/32	140,000	149,488
GGAM Finance Ltd.(1)	5.88	03/15/30	205,000	208,649
GGAM Finance Ltd.(1)	6.88	04/15/29	206,000	213,640
GGAM Finance Ltd.(1)	8.00	02/15/27	350,000	356,188
GGAM Finance Ltd.(1)	8.00	06/15/28	279,000	293,947
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	530,000	549,282

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 7.0% (Continued)
goeasy Ltd.(1)	6.88	05/15/30	$195,000	$185,620
goeasy Ltd.(1)	6.88	02/15/31	231,000	217,323
goeasy Ltd.(1)	7.38	10/01/30	210,000	202,782
goeasy Ltd.(1)	7.63	07/01/29	305,000	302,246
goeasy Ltd.(1)	9.25	12/01/28	255,000	262,362
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	275,000	271,148
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	845,000	861,103
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	990,000	1,030,203
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	680,000	715,348
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	490,000	475,432
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	255,000	252,900
Jefferson Capital Holdings LLC(1)	8.25	05/15/30	249,999	263,584
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	185,000	194,264
Navient Corp.	4.88	03/15/28	266,000	260,889
Navient Corp.	5.00	03/15/27	325,000	323,091
Navient Corp.	5.50	03/15/29	380,000	371,925
Navient Corp.	5.63	08/01/33	311,000	271,712
Navient Corp.	7.88	06/15/32	240,000	242,537
Navient Corp.	9.38	07/25/30	240,000	258,607
Navient Corp.	11.50	03/15/31	255,000	277,588
OneMain Finance Corp.	3.88	09/15/28	315,000	306,504
OneMain Finance Corp.	4.00	09/15/30	420,000	395,137
OneMain Finance Corp.	5.38	11/15/29	380,000	379,206
OneMain Finance Corp.	6.13	05/15/30	345,000	351,902
OneMain Finance Corp.	6.50	03/15/33	400,000	402,376
OneMain Finance Corp.	6.63	01/15/28	350,000	359,404
OneMain Finance Corp.	6.63	05/15/29	441,000	455,124
OneMain Finance Corp.	6.75	03/15/32	321,000	328,478
OneMain Finance Corp.	6.75	09/15/33	495,000	501,105
OneMain Finance Corp.	7.13	11/15/31	377,000	390,929
OneMain Finance Corp.	7.13	09/15/32	375,000	388,819
OneMain Finance Corp.	7.50	05/15/31	375,000	393,384
OneMain Finance Corp.	7.88	03/15/30	355,000	374,671
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	320,000	308,128
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	265,000	261,938
PennyMac Financial Services, Inc.(1)	6.75	02/15/34	335,000	338,288
PennyMac Financial Services, Inc.(1)	6.88	05/15/32	440,000	449,977
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	400,000	408,248
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	305,000	315,082
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	371,000	390,995
PRA Group, Inc.(1)	5.00	10/01/29	139,000	127,455
PRA Group, Inc.(1)	8.38	02/01/28	190,000	192,084
PRA Group, Inc.(1)	8.88	01/31/30	296,000	298,377
Rocket Cos, Inc.(1)	6.13	08/01/30	975,000	998,794
Rocket Cos, Inc.(1)	6.38	08/01/33	1,000,000	1,038,711
Rocket Cos, Inc.(1)	6.50	08/01/29	365,000	375,903
Rocket Cos, Inc.(1)	7.13	02/01/32	481,000	502,927

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 7.0% (Continued)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	$380,000	$367,248
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	610,000	573,024
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	425,000	390,494
SLM Corp.	6.50	01/31/30	231,000	238,504
Stonebriar ABF Issuer LLC(1)	8.13	12/15/30	365,000	379,394
StoneX Escrow Issuer LLC(1)	6.88	07/15/32	290,000	299,422
StoneX Group, Inc.(1)	7.88	03/01/31	280,000	298,065
Synchrony Financial	7.25	02/02/33	365,000	387,768
United Wholesale Mortgage LLC(1)	5.50	04/15/29	340,000	336,108
United Wholesale Mortgage LLC(1)	5.75	06/15/27	241,000	241,391
UWM Holdings LLC(1)	6.25	03/15/31	505,000	502,125
UWM Holdings LLC(1)	6.63	02/01/30	390,000	393,619
				29,037,316
ELECTRIC – 4.9%
AES Corp.	6.95	07/15/55	245,000	239,696
AES Corp.	7.60	01/15/55	485,000	492,064
Algonquin Power & Utilities Corp.	4.75	01/18/82	375,000	372,514
Atlantica Sustainable Infrastructure Ltd.(1)	4.13	06/15/28	160,000	157,097
Calpine Corp.(1)	4.50	02/15/28	606,000	605,788
Clearway Energy Operating LLC(1)	3.75	02/15/31	460,000	431,058
Clearway Energy Operating LLC(1)	3.75	01/15/32	155,000	142,758
Clearway Energy Operating LLC(1)	4.75	03/15/28	415,000	414,903
Clearway Energy Operating LLC(1)	5.75	01/15/34	320,000	321,317
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	246,000	254,002
DPL LLC/Ohio	4.35	04/15/29	191,000	188,897
Edison International	7.88	06/15/54	210,000	218,861
Edison International	8.13	06/15/53	255,000	264,059
Electricite de France SA(1),(2)	9.13	–	745,000	882,204
EUSHI Finance, Inc.	6.25	04/01/56	366,000	368,417
EUSHI Finance, Inc.	7.63	12/15/54	259,000	272,572
Hawaiian Electric Co., Inc.(1)	6.00	10/01/33	240,000	243,763
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	185,000	179,447
Lightning Power LLC(1)	7.25	08/15/32	745,000	793,368
NRG Energy, Inc.(1)	3.38	02/15/29	300,000	287,620
NRG Energy, Inc.(1)	3.63	02/15/31	501,000	468,288
NRG Energy, Inc.(1)	3.88	02/15/32	220,000	206,156
NRG Energy, Inc.(1)	5.25	06/15/29	360,000	361,242
NRG Energy, Inc.	5.75	01/15/28	385,000	385,400
NRG Energy, Inc.(1)	5.75	07/15/29	425,000	425,522
NRG Energy, Inc.(1)	5.75	01/15/34	640,000	644,545
NRG Energy, Inc.(1)	6.00	02/01/33	440,000	448,652
NRG Energy, Inc.(1)	6.00	01/15/36	1,220,000	1,233,307
NRG Energy, Inc.(1)	6.25	11/01/34	420,000	431,383
PacifiCorp	7.38	09/15/55	415,000	427,350
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	300,000	297,940
PG&E Corp.	5.00	07/01/28	490,000	489,191
PG&E Corp.	5.25	07/01/30	445,000	442,524
PG&E Corp.	7.38	03/15/55	800,000	826,123

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 4.9% (Continued)
Talen Energy Supply LLC(1)	8.63	06/01/30	$580,000	$612,236
TransAlta Corp.	5.88	02/01/34	195,000	195,253
TransAlta Corp.	6.50	03/15/40	140,000	140,701
TXNM Energy, Inc.(1)	7.00	07/31/56	170,000	171,796
Vistra Operations Co. LLC(1)	4.38	05/01/29	665,000	656,988
Vistra Operations Co. LLC(1)	5.00	07/31/27	650,000	650,850
Vistra Operations Co. LLC(1)	5.63	02/15/27	605,000	605,716
Vistra Operations Co. LLC(1)	6.88	04/15/32	468,000	491,985
Vistra Operations Co. LLC(1)	7.75	10/15/31	750,000	793,943
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	260,000	257,819
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	363,000	374,763
XPLR Infrastructure Operating Partners LP(1)	7.75	04/15/34	375,000	382,431
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	440,000	462,429
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	456,000	478,612
				20,493,550
ELECTRICAL COMPONENTS & EQUIPMENT – 0.5%
EnerSys(1)	4.38	12/15/27	140,000	139,092
EnerSys(1)	6.63	01/15/32	140,000	145,179
WESCO Distribution, Inc.(1)	6.38	03/15/29	470,000	485,168
WESCO Distribution, Inc.(1)	6.38	03/15/33	386,000	402,160
WESCO Distribution, Inc.(1)	6.63	03/15/32	430,000	449,842
WESCO Distribution, Inc.(1)	7.25	06/15/28	640,000	648,083
				2,269,524
ELECTRONICS – 0.8%
Atkore, Inc.(1)	4.25	06/01/31	190,000	181,428
Coherent Corp.(1)	5.00	12/15/29	485,000	483,341
Imola Merger Corp.(1)	4.75	05/15/29	990,000	974,627
Sensata Technologies BV(1)	4.00	04/15/29	300,000	293,910
Sensata Technologies BV(1)	5.88	09/01/30	265,000	269,220
Sensata Technologies, Inc.(1)	3.75	02/15/31	359,999	337,965
Sensata Technologies, Inc.(1)	4.38	02/15/30	241,000	235,891
Sensata Technologies, Inc.(1)	6.63	07/15/32	240,000	250,911
TTM Technologies, Inc.(1)	4.00	03/01/29	235,000	228,507
				3,255,800
ENERGY-ALTERNATE SOURCES – 0.2%
TerraForm Power Operating LLC(1)	4.75	01/15/30	345,000	334,952
TerraForm Power Operating LLC(1)	5.00	01/31/28	330,000	330,975
				665,927
ENGINEERING & CONSTRUCTION – 0.7%
AECOM(1)	6.00	08/01/33	580,000	594,562
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS(1)	7.88	02/03/30	245,000	252,731
Fluor Corp.	4.25	09/15/28	250,000	248,384
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	200,000	200,586
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	151,000	161,855
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	415,000	429,253
TopBuild Corp.(1)	3.63	03/15/29	200,000	193,864

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.7% (Continued)
TopBuild Corp.(1)	4.13	02/15/32	$260,000	$247,393
TopBuild Corp.(1)	5.63	01/31/34	360,000	363,470
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	185,000	182,720
Weekley Homes LLC/Weekley Finance Corp.(1)	6.75	01/15/34	205,000	206,310
				3,081,128
ENTERTAINMENT – 3.2%
Allwyn Entertainment Financing UK PLC(1)	7.88	04/30/29	300,000	312,507
Brightstar Lottery PLC(1)	5.25	01/15/29	370,000	369,595
Brightstar Lottery PLC/Brightstar Global Solutions Corp.(1)	5.75	01/15/33	370,000	367,998
Caesars Entertainment, Inc.(1)	6.50	02/15/32	730,000	746,801
Caesars Entertainment, Inc.(1)	7.00	02/15/30	1,000,000	1,033,090
Cinemark USA, Inc.(1)	5.25	07/15/28	350,000	349,853
Cinemark USA, Inc.(1)	7.00	08/01/32	280,000	289,912
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	235,000	232,308
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	475,000	475,112
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	615,000	618,147
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	516,000	471,145
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	170,000	145,806
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	180,000	183,022
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	407,000	416,108
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	173,000	173,210
Vail Resorts, Inc.(1)	5.63	07/15/30	250,000	254,025
Vail Resorts, Inc.(1)	6.50	05/15/32	280,000	291,201
Voyager Parent LLC(1)	9.25	07/01/32	920,000	977,822
Warnermedia Holdings, Inc.	3.76	03/15/27	590,000	585,976
Warnermedia Holdings, Inc.	4.05	03/15/29	675,000	655,169
Warnermedia Holdings, Inc.	4.28	03/15/32	1,355,000	1,194,094
Warnermedia Holdings, Inc.	4.28	03/15/32	135,000	112,603
Warnermedia Holdings, Inc.	5.05	03/15/42	2,080,000	1,466,400
Warnermedia Holdings, Inc.	5.14	03/15/52	450,000	300,208
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	378,000	379,301
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	415,000	423,034
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	490,000	528,231
				13,352,678
ENVIRONMENTAL CONTROL – 0.7%
Clean Harbors, Inc.(1)	5.13	07/15/29	147,000	147,622
Clean Harbors, Inc.(1)	5.75	10/15/33	360,000	368,019
Clean Harbors, Inc.(1)	6.38	02/01/31	265,000	271,526
GFL Environmental Holdings US, Inc.(1)	5.50	02/01/34	500,000	501,776
GFL Environmental, Inc.(1)	4.00	08/01/28	350,000	344,670
GFL Environmental, Inc.(1)	4.38	08/15/29	291,000	285,290
GFL Environmental, Inc.(1)	4.75	06/15/29	375,000	372,804
GFL Environmental, Inc.(1)	6.75	01/15/31	515,000	539,401
Wrangler Holdco Corp.(1)	6.63	04/01/32	235,000	244,692
				3,075,800

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.6%
Albertsons Cos, Inc.(1)	5.63	03/31/32	$580,000	$579,711
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	665,000	638,642
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	615,000	614,934
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	470,000	463,964
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.50	03/31/31	365,000	366,102
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.75	03/31/34	840,000	827,168
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	330,000	330,330
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	280,000	286,083
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	335,000	340,616
Ingles Markets, Inc.(1)	4.00	06/15/31	165,000	156,282
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	470,000	454,107
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	380,000	362,330
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	240,000	241,186
Performance Food Group, Inc.(1)	4.25	08/01/29	507,000	496,795
Performance Food Group, Inc.(1)	5.50	10/15/27	535,000	535,691
Performance Food Group, Inc.(1)	6.13	09/15/32	485,000	498,729
Pilgrim’s Pride Corp.	3.50	03/01/32	435,000	402,380
Pilgrim’s Pride Corp.	4.25	04/15/31	365,000	356,090
Pilgrim’s Pride Corp.	6.25	07/01/33	475,000	508,366
Pilgrim’s Pride Corp.	6.88	05/15/34	260,000	287,945
Post Holdings, Inc.(1)	6.25	02/15/32	480,000	493,467
Safeway, Inc.	7.25	02/01/31	135,000	146,441
US Foods, Inc.(1)	4.63	06/01/30	256,000	252,388
US Foods, Inc.(1)	4.75	02/15/29	442,000	441,676
US Foods, Inc.(1)	5.75	04/15/33	245,000	249,437
US Foods, Inc.(1)	6.88	09/15/28	245,000	252,992
US Foods, Inc.(1)	7.25	01/15/32	261,000	274,171
				10,858,023
GAS – 0.1%
AltaGas Ltd.(1)	7.20	10/15/54	430,000	447,441

HEALTHCARE-PRODUCTS – 0.9%
Avantor Funding, Inc.(1)	3.88	11/01/29	400,000	384,328
Avantor Funding, Inc.(1)	4.63	07/15/28	770,000	764,482
Dentsply Sirona, Inc.	8.38	09/12/55	255,000	251,902
Hologic, Inc.(1)	3.25	02/15/29	425,000	423,694
Hologic, Inc.(1)	4.63	02/01/28	250,000	250,067
Medline Borrower LP(1)	5.25	10/01/29	1,250,000	1,252,960
Teleflex, Inc.(1)	4.25	06/01/28	234,000	230,941
Teleflex, Inc.	4.63	11/15/27	246,000	244,786
				3,803,160
HEALTHCARE-SERVICES – 3.2%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	260,000	251,005
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	231,000	219,133
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	258,000	254,908
DaVita, Inc.(1)	3.75	02/15/31	740,000	679,317
DaVita, Inc.(1)	4.63	06/01/30	1,391,000	1,339,096
DaVita, Inc.(1)	6.75	07/15/33	495,000	508,428

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.2% (Continued)
DaVita, Inc.(1)	6.88	09/01/32	$485,000	$499,893
Encompass Health Corp.	4.50	02/01/28	385,000	383,405
Encompass Health Corp.	4.63	04/01/31	185,000	181,235
Encompass Health Corp.	4.75	02/01/30	410,000	408,347
IQVIA, Inc.(1)	5.00	05/15/27	545,000	545,459
IQVIA, Inc.(1)	6.25	06/01/32	1,015,000	1,055,803
IQVIA, Inc.(1)	6.50	05/15/30	225,000	233,236
Molina Healthcare, Inc.(1)	3.88	11/15/30	325,000	300,013
Molina Healthcare, Inc.(1)	3.88	05/15/32	365,000	328,752
Molina Healthcare, Inc.(1)	4.38	06/15/28	428,000	420,636
Molina Healthcare, Inc.(1)	6.25	01/15/33	360,000	362,785
Molina Healthcare, Inc.(1)	6.50	02/15/31	415,000	425,831
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	185,000	185,675
Tenet Healthcare Corp.	4.25	06/01/29	708,000	696,140
Tenet Healthcare Corp.	4.38	01/15/30	730,000	717,701
Tenet Healthcare Corp.	4.63	06/15/28	280,000	279,370
Tenet Healthcare Corp.	5.13	11/01/27	760,000	760,576
Tenet Healthcare Corp.(1)	5.50	11/15/32	735,000	742,913
Tenet Healthcare Corp.	6.13	06/15/30	995,000	1,016,650
Tenet Healthcare Corp.	6.75	05/15/31	660,000	685,943
				13,482,250
HOLDING COMPANIES-DIVERS – 0.2%
Stena International SA(1)	7.25	01/15/31	420,000	431,832
Stena International SA(1)	7.63	02/15/31	210,000	217,529
				649,361
HOME BUILDERS – 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	155,000	148,592
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	205,000	194,170
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.88	08/01/33	220,000	222,147
Century Communities, Inc.(1)	3.88	08/15/29	245,000	233,366
Century Communities, Inc.(1)	6.63	09/15/33	235,000	238,207
Dream Finders Homes, Inc.(1)	6.88	09/15/30	150,000	152,078
Dream Finders Homes, Inc.(1)	8.25	08/15/28	138,000	142,389
Forestar Group, Inc.(1)	5.00	03/01/28	143,000	143,426
Forestar Group, Inc.(1)	6.50	03/15/33	245,000	250,656
Installed Building Products, Inc.(1)	5.63	02/01/34	250,000	252,062
KB Home	4.00	06/15/31	175,000	165,389
KB Home	4.80	11/15/29	155,000	154,449
KB Home	6.88	06/15/27	145,000	148,167
KB Home	7.25	07/15/30	186,000	191,696
LGI Homes, Inc.(1)	4.00	07/15/29	160,000	146,990
LGI Homes, Inc.(1)	7.00	11/15/32	180,000	175,732
LGI Homes, Inc.(1)	8.75	12/15/28	191,000	199,166
M/I Homes, Inc.	3.95	02/15/30	145,000	139,668
M/I Homes, Inc.	4.95	02/01/28	185,000	184,663
Mattamy Group Corp.(1)	4.63	03/01/30	301,000	294,156
Mattamy Group Corp.(1)	6.00	12/15/33	220,000	216,322

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.4% (Continued)
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	$226,000	$225,764
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	140,000	138,497
STL Holding Co. LLC(1)	8.75	02/15/29	130,000	137,197
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	278,000	279,946
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	221,000	225,410
Taylor Morrison Communities, Inc.(1)	5.75	11/15/32	220,000	225,926
Thor Industries, Inc.(1)	4.00	10/15/29	230,000	221,359
Tri Pointe Homes, Inc.	5.25	06/01/27	100,000	100,339
Tri Pointe Homes, Inc.	5.70	06/15/28	205,000	207,386
				5,755,315
HOME FURNISHINGS – 0.6%
Somnigroup International, Inc.(1)	3.88	10/15/31	370,000	345,568
Somnigroup International, Inc.(1)	4.00	04/15/29	405,000	393,190
Whirlpool Corp.	2.40	05/15/31	170,000	142,639
Whirlpool Corp.	4.50	06/01/46	250,000	181,560
Whirlpool Corp.	4.60	05/15/50	260,000	188,526
Whirlpool Corp.	4.70	05/14/32	155,000	141,232
Whirlpool Corp.	4.75	02/26/29	345,000	340,830
Whirlpool Corp.	5.15	03/01/43	120,000	98,020
Whirlpool Corp.	5.50	03/01/33	145,000	136,001
Whirlpool Corp.	5.75	03/01/34	155,000	146,063
Whirlpool Corp.	6.13	06/15/30	275,000	275,976
Whirlpool Corp.	6.50	06/15/33	285,000	281,465
				2,671,070
HOUSEWARES – 0.1%
Central Garden & Pet Co.	4.13	10/15/30	240,000	230,607
Central Garden & Pet Co.(1)	4.13	04/30/31	190,000	179,972
Central Garden & Pet Co.	5.13	02/01/28	145,000	145,022
				555,601
INSURANCE – 1.2%
American National Group, Inc.	7.00	12/01/55	235,000	237,502
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	375,000	380,979
Assurant, Inc.	7.00	03/27/48	185,000	190,580
Asurion LLC & Asurion Co.-Issuer, Inc.(1)	8.00	12/31/32	1,645,000	1,719,773
Fidelis Insurance Holdings Ltd.	7.75	06/15/55	200,000	216,259
Global Atlantic Finance Co.(1)	7.25	03/01/56	305,000	307,597
Global Atlantic Finance Co.(1)	7.95	10/15/54	295,000	305,154
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	388,000	260,356
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	205,000	235,141
Nassau Cos of New York(1)	7.88	07/15/30	216,000	206,061
Ryan Specialty LLC(1)	4.38	02/01/30	200,000	195,095
Ryan Specialty LLC(1)	5.88	08/01/32	595,000	605,209
Wilton RE Ltd.(1),(2)	6.00	–	190,000	189,520
				5,049,226

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.7%
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	6.50	07/01/32	$285,000	$262,061
Gen Digital, Inc.(1)	6.25	04/01/33	460,000	462,711
Gen Digital, Inc.(1)	6.75	09/30/27	420,000	423,839
Gen Digital, Inc.(1)	7.13	09/30/30	354,000	363,148
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	395,000	375,587
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	290,000	289,824
Match Group Holdings II LLC(1)	3.63	10/01/31	235,000	213,012
Match Group Holdings II LLC(1)	4.13	08/01/30	255,000	240,535
Match Group Holdings II LLC(1)	4.63	06/01/28	235,000	232,942
Match Group Holdings II LLC(1)	5.00	12/15/27	230,000	230,699
Match Group Holdings II LLC(1)	5.63	02/15/29	191,000	191,144
Match Group Holdings II LLC(1)	6.13	09/15/33	355,000	356,565
Rakuten Group, Inc.(1)	9.75	04/15/29	1,060,000	1,188,529
Rakuten Group, Inc.(1)	11.25	02/15/27	835,000	890,241
Snap, Inc.(1)	6.88	03/01/33	730,000	749,622
Snap, Inc.(1)	6.88	03/15/34	305,000	311,742
Ziff Davis, Inc.(1)	4.63	10/15/30	216,000	204,447
				6,986,648
INVESTMENT COMPANIES – 0.1%
BlackRock TCP Capital Corp.	6.95	05/30/29	150,000	148,616
HA Sustainable Infrastructure Capital, Inc.	8.00	06/01/56	230,000	241,316
Prospect Capital Corp.	3.44	10/15/28	130,000	115,696
				505,628
IRON/STEEL – 1.9%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	340,000	343,439
Carpenter Technology Corp.(1)	5.63	03/01/34	335,000	340,367
Champion Iron Canada, Inc.(1)	7.88	07/15/32	235,000	251,550
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	185,000	182,185
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	157,000	150,676
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	375,000	383,921
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	435,000	452,331
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	698,000	717,185
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	455,000	475,089
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	410,000	432,927
Cleveland-Cliffs, Inc.(1)	7.63	01/15/34	565,000	592,130
Commercial Metals Co.	3.88	02/15/31	140,000	133,013
Commercial Metals Co.	4.13	01/15/30	155,000	150,503
Commercial Metals Co.	4.38	03/15/32	140,000	134,233
Commercial Metals Co.(1)	5.75	11/15/33	535,000	544,184
Commercial Metals Co.(1)	6.00	12/15/35	480,000	490,646
Mineral Resources Ltd.(1)	7.00	04/01/31	335,000	352,372
Mineral Resources Ltd.(1)	8.00	11/01/27	335,000	342,893
Mineral Resources Ltd.(1)	8.50	05/01/30	311,000	322,674
Mineral Resources Ltd.(1)	9.25	10/01/28	535,000	562,450
United States Steel Corp.	6.65	06/01/37	140,000	147,501
United States Steel Corp.	6.88	03/01/29	229,000	229,861
				7,732,130

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 1.7%
Acushnet Co.(1)	5.63	12/01/33	$230,000	$232,737
Amer Sports Co.(1)	6.75	02/16/31	390,000	406,523
Carnival Corp.(1)	5.13	05/01/29	620,000	627,558
Carnival Corp.(1)	5.75	03/15/30	500,000	515,112
Carnival Corp.(1)	5.75	08/01/32	1,520,000	1,562,976
Carnival Corp.(1)	5.88	06/15/31	480,000	496,504
Carnival Corp.(1)	6.13	02/15/33	975,000	1,003,449
Life Time, Inc.(1)	6.00	11/15/31	235,000	241,065
Viking Cruises Ltd.(1)	5.88	10/15/33	815,000	826,623
Viking Cruises Ltd.(1)	7.00	02/15/29	235,000	236,073
Viking Cruises Ltd.(1)	9.13	07/15/31	380,000	405,483
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	155,000	155,080
VOC Escrow Ltd.(1)	5.00	02/15/28	380,000	379,933
				7,089,116
LODGING – 2.2%
Boyd Gaming Corp.	4.75	12/01/27	500,000	500,045
Boyd Gaming Corp.(1)	4.75	06/15/31	440,000	428,922
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	295,000	305,064
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	731,000	677,222
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	405,000	394,421
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	545,000	520,629
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	505,000	506,224
Hilton Domestic Operating Co., Inc.(1)	5.50	03/31/34	500,000	502,647
Hilton Domestic Operating Co., Inc.(1)	5.75	09/15/33	515,000	524,924
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	254,000	260,007
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	510,000	523,576
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	210,000	217,552
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	445,000	455,193
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	305,000	305,252
MGM Resorts International	4.75	10/15/28	400,000	399,441
MGM Resorts International	5.50	04/15/27	335,000	337,289
MGM Resorts International	6.13	09/15/29	411,000	420,583
MGM Resorts International	6.50	04/15/32	360,000	368,737
Travel + Leisure Co.(1)	4.50	12/01/29	311,000	303,373
Travel + Leisure Co.(1)	4.63	03/01/30	185,000	180,680
Travel + Leisure Co.	6.00	04/01/27	210,000	213,238
Travel + Leisure Co.(1)	6.13	09/01/33	241,000	243,723
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	231,000	228,447
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	435,000	437,649
				9,254,838
MACHINERY-CONSTRUCTION & MINING – 0.3%
BWX Technologies, Inc.(1)	4.13	06/30/28	181,000	178,463
BWX Technologies, Inc.(1)	4.13	04/15/29	200,000	196,041
Terex Corp.(1)	5.00	05/15/29	290,000	289,260
Terex Corp.(1)	6.25	10/15/32	365,000	373,962
				1,037,726

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 0.5%
ATS Corp.(1)	4.13	12/15/28	$171,000	$166,979
Chart Industries, Inc.(1)	7.50	01/01/30	725,000	755,243
CompoSecure Holdings LLC(1)	5.63	02/01/33	440,000	438,889
Esab Corp.(1)	6.25	04/15/29	350,000	360,074
Mueller Water Products, Inc.(1)	4.00	06/15/29	225,000	219,162
				1,940,347
MEDIA – 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	965,000	884,287
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	615,000	520,090
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	895,000	841,833
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	940,000	844,362
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	580,000	507,969
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	920,000	879,461
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	405,000	370,245
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	725,000	721,353
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	1,035,000	1,035,910
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	555,000	549,139
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	578,000	583,875
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.00	02/01/33	550,000	555,713
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	325,000	334,539
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	02/01/36	400,000	400,824
Directv Financing LLC(1)	8.88	02/01/30	775,000	785,663
Directv Financing LLC(1)	8.88	02/01/30	410,000	415,683
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	824,000	828,438
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	1,035,000	1,066,970
Discovery Communications LLC	3.63	05/15/30	465,000	430,153
Discovery Communications LLC	3.95	03/20/28	600,000	589,836
Discovery Communications LLC	4.13	05/15/29	337,000	327,645
Discovery Communications LLC	5.00	09/20/37	220,000	170,141
Discovery Communications LLC	6.35	06/01/40	215,000	178,517
Nexstar Media, Inc.(1)	4.75	11/01/28	500,000	497,264
Nexstar Media, Inc.(1)	5.63	07/15/27	850,000	850,643
Paramount Global	6.25	02/28/57	300,000	272,887
Paramount Global	6.38	03/30/62	500,000	471,450
Sirius XM Radio LLC(1)	3.88	09/01/31	755,000	690,156
Sirius XM Radio LLC(1)	4.00	07/15/28	975,000	952,921
Sirius XM Radio LLC(1)	4.13	07/01/30	730,000	688,992
Sirius XM Radio LLC(1)	5.00	08/01/27	750,000	749,120
Sirius XM Radio LLC(1)	5.50	07/01/29	650,000	653,245
Sunrise FinCo I BV(1)	4.88	07/15/31	595,000	570,596
TEGNA, Inc.	4.63	03/15/28	480,000	476,920
TEGNA, Inc.	5.00	09/15/29	560,000	556,399
Versant Media Group, Inc.(1)	7.25	01/30/31	485,000	497,345
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	451,000	416,981
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	698,000	688,812
VZ Secured Financing BV(1)	5.00	01/15/32	725,000	655,119
VZ Secured Financing BV(1)	7.50	01/15/33	615,000	617,299
Ziggo BV(1)	4.88	01/15/30	480,000	453,494
				24,582,289

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
METAL FABRICATE/HARDWARE – 0.2%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	$170,000	$170,430
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	250,000	255,757
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	245,000	241,569
				667,756
MINING – 1.3%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	260,000	256,947
Alcoa Nederland Holding BV(1)	7.13	03/15/31	370,000	391,641
Alumina Pty Ltd.(1)	6.13	03/15/30	244,000	251,903
Alumina Pty Ltd.(1)	6.38	09/15/32	260,000	270,503
Arsenal AIC Parent LLC(1)	8.00	10/01/30	345,000	365,802
Constellium SE(1)	3.75	04/15/29	254,000	246,004
Constellium SE(1)	5.63	06/15/28	150,000	150,254
Constellium SE(1)	6.38	08/15/32	181,000	187,337
Fortescue Treasury Pty Ltd.(1)	4.38	04/01/31	478,000	462,274
Fortescue Treasury Pty Ltd.(1)	4.50	09/15/27	290,000	290,237
Fortescue Treasury Pty Ltd.(1)	5.88	04/15/30	263,000	270,848
Fortescue Treasury Pty Ltd.(1)	6.13	04/15/32	400,000	416,930
Novelis Corp.(1)	3.88	08/15/31	380,000	348,009
Novelis Corp.(1)	4.75	01/30/30	815,000	790,387
Novelis Corp.(1)	6.38	08/15/33	357,000	363,922
Novelis Corp.(1)	6.88	01/30/30	350,000	362,964
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	160,000	166,296
				5,592,258
MISCELLANEOUS MANUFACTURER – 1.1%
Amsted Industries, Inc.(1)	4.63	05/15/30	185,000	183,255
Amsted Industries, Inc.(1)	6.38	03/15/33	245,000	253,704
Avient Corp.(1)	6.25	11/01/31	314,000	323,038
Avient Corp.(1)	7.13	08/01/30	350,000	361,303
Axon Enterprise, Inc.(1)	6.13	03/15/30	478,000	492,554
Axon Enterprise, Inc.(1)	6.25	03/15/33	405,000	419,886
Enpro, Inc.(1)	6.13	06/01/33	218,000	224,708
Entegris, Inc.(1)	3.63	05/01/29	185,000	178,452
Entegris, Inc.(1)	4.38	04/15/28	194,000	192,733
Entegris, Inc.(1)	4.75	04/15/29	805,000	804,927
Entegris, Inc.(1)	5.95	06/15/30	455,000	464,651
Hillenbrand, Inc.	3.75	03/01/31	155,000	156,180
Hillenbrand, Inc.	6.25	02/15/29	261,000	263,849
Trinity Industries, Inc.(1)	7.75	07/15/28	289,000	298,489
				4,617,729
OFFICE FURNISHINGS – 0.0%
HNI Corp.(1)	5.13	01/18/29	155,000	153,166

OFFICE/BUSINESS EQUIPMENT – 0.1%
Zebra Technologies Corp.(1)	6.50	06/01/32	251,000	258,710

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	$260,000	$261,955
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	280,000	290,347
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	07/15/33	255,000	264,219
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	175,000	215,715
Breakwater Energy Holdings Sarl(1)	9.25	11/15/30	385,000	404,497
California Resources Corp.(1)	7.00	01/15/34	200,000	201,879
California Resources Corp.(1)	8.25	06/15/29	430,000	452,496
Chord Energy Corp.(1)	6.00	10/01/30	350,000	357,017
Chord Energy Corp.(1)	6.75	03/15/33	380,000	394,158
Civitas Resources, Inc.(1)	8.38	07/01/28	675,000	695,620
Civitas Resources, Inc.(1)	8.63	11/01/30	499,000	528,075
Civitas Resources, Inc.(1)	8.75	07/01/31	665,000	699,319
Civitas Resources, Inc.(1)	9.63	06/15/33	365,000	399,369
CNX Resources Corp.(1)	6.00	01/15/29	234,000	235,487
CNX Resources Corp.(1)	7.25	03/01/32	305,000	319,290
CNX Resources Corp.(1)	7.38	01/15/31	250,000	259,757
Crescent Energy Finance LLC(1)	7.38	01/15/33	506,000	489,958
Crescent Energy Finance LLC(1)	7.63	04/01/32	507,000	503,179
Crescent Energy Finance LLC(1)	7.75	07/31/29	125,000	125,401
Crescent Energy Finance LLC(1)	7.88	04/15/32	560,000	557,504
Crescent Energy Finance LLC(1)	8.38	01/15/34	268,000	270,726
Crescent Energy Finance LLC(1)	9.25	02/15/28	266,000	273,863
DBR Land Holdings LLC(1)	6.25	12/01/30	250,000	256,250
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	260,000	276,662
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	335,000	335,263
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	231,000	227,478
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	304,000	293,797
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	260,000	262,279
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	245,000	235,138
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	251,000	242,020
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	510,000	493,794
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	301,000	312,689
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	375,000	391,803
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	190,000	197,415
Matador Resources Co.(1)	6.25	04/15/33	370,000	373,092
Matador Resources Co.(1)	6.50	04/15/32	450,000	458,486
Matador Resources Co.(1)	6.88	04/15/28	245,000	250,482
Murphy Oil Corp.	5.88	12/01/42	169,000	148,200
Murphy Oil Corp.	6.00	10/01/32	285,000	284,915
Murphy Oil Corp.	6.50	02/15/34	245,000	244,230
Nabors Industries, Inc.(1)	7.63	11/15/32	355,000	361,851
Nabors Industries, Inc.(1)	9.13	01/31/30	300,000	317,035
Noble Finance II LLC(1)	8.00	04/15/30	695,000	724,885
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	405,000	404,718
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	239,000	239,578
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	410,000	435,018
Permian Resources Operating LLC(1)	5.88	07/01/29	340,000	341,322
Permian Resources Operating LLC(1)	6.25	02/01/33	505,000	520,529

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.0% (Continued)
Permian Resources Operating LLC(1)	7.00	01/15/32	$500,000	$524,448
Permian Resources Operating LLC(1)	8.00	04/15/27	280,000	282,706
Permian Resources Operating LLC(1)	9.88	07/15/31	161,000	172,813
Precision Drilling Corp.(1)	6.88	01/15/29	200,000	202,392
Range Resources Corp.(1)	4.75	02/15/30	245,000	241,764
Seadrill Finance Ltd.(1)	8.38	08/01/30	270,000	283,070
SM Energy Co.	6.50	07/15/28	195,000	197,959
SM Energy Co.(1)	6.75	08/01/29	365,000	369,388
SM Energy Co.(1)	7.00	08/01/32	380,000	381,206
Sunoco LP(1)	4.50	10/01/29	430,000	421,876
Sunoco LP(1)	4.63	05/01/30	390,000	380,518
Sunoco LP(1)	5.63	03/15/31	445,000	447,937
Sunoco LP(1)	5.88	07/15/27	245,000	245,332
Sunoco LP(1)	5.88	03/15/34	470,000	471,473
Sunoco LP(1)	6.25	07/01/33	545,000	559,328
Sunoco LP(1)	6.63	08/15/32	282,000	290,992
Sunoco LP(1)	7.00	05/01/29	401,000	417,203
Sunoco LP(1)	7.25	05/01/32	365,000	386,235
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	380,000	374,232
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	335,000	327,310
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	205,000	205,560
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	285,000	285,449
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	235,000	242,761
Valaris Ltd.(1)	8.38	04/30/30	535,000	559,332
				25,100,044
OIL & GAS SERVICES – 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	390,000	391,187
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	356,000	369,242
Archrock Services LP/Archrock Partners Finance Corp.(1)	6.00	02/01/34	400,000	399,886
Bristow Group, Inc.(1)	6.75	02/01/33	250,000	253,046
Bristow Group, Inc.(1)	6.88	03/01/28	185,000	185,311
Enerflex, Inc.(1)	6.88	01/15/31	200,000	206,841
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	145,000	152,755
Kodiak Gas Services LLC(1)	6.50	10/01/33	370,000	379,159
Kodiak Gas Services LLC(1)	6.75	10/01/35	315,000	325,680
Kodiak Gas Services LLC(1)	7.25	02/15/29	385,000	399,561
Oceaneering International, Inc.	6.00	02/01/28	141,000	143,350
TGS ASA(1)	8.50	01/15/30	265,000	279,738
USA Compression Partners LP/USA Compression Finance Corp.(1)	6.25	10/01/33	394,000	399,306
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	485,000	502,452
WBI Operating LLC(1)	6.25	10/15/30	406,000	409,287
WBI Operating LLC(1)	6.50	10/15/33	305,000	308,099
Weatherford International Ltd.(1)	6.75	10/15/33	611,000	633,118
				5,738,018

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 1.7%
Ball Corp.	2.88	08/15/30	$644,000	$593,257
Ball Corp.	3.13	09/15/31	375,000	344,913
Ball Corp.	5.50	09/15/33	405,000	411,873
Ball Corp.	6.00	06/15/29	516,000	531,927
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	220,000	219,919
Cascades, Inc./Cascades USA, Inc.(1)	6.75	07/15/30	190,000	196,828
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	243,000	245,350
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	690,000	695,861
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	260,000	263,705
Crown Americas LLC	5.25	04/01/30	265,000	270,913
Crown Americas LLC(1)	5.88	06/01/33	313,000	320,341
Graphic Packaging International LLC(1)	3.50	03/15/28	210,000	203,667
Graphic Packaging International LLC(1)	3.50	03/01/29	160,000	152,761
Graphic Packaging International LLC(1)	3.75	02/01/30	200,000	189,056
Graphic Packaging International LLC(1)	4.75	07/15/27	155,000	154,862
Graphic Packaging International LLC(1)	6.38	07/15/32	266,000	269,312
Sealed Air Corp.(1)	4.00	12/01/27	200,000	199,397
Sealed Air Corp.(1)	5.00	04/15/29	225,000	226,609
Sealed Air Corp.(1)	6.50	07/15/32	215,000	223,351
Sealed Air Corp.(1)	6.88	07/15/33	230,000	241,961
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	380,000	385,885
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	204,999	213,717
Silgan Holdings, Inc.	4.13	02/01/28	265,000	262,856
TriMas Corp.(1)	4.13	04/15/29	185,000	180,461
				6,998,782
PHARMACEUTICALS – 1.3%
AdaptHealth LLC(1)	4.63	08/01/29	225,000	217,446
AdaptHealth LLC(1)	5.13	03/01/30	325,000	315,797
AdaptHealth LLC(1)	6.13	08/01/28	160,000	160,692
CVS Health Corp.	6.75	12/10/54	365,000	379,623
CVS Health Corp.	7.00	03/10/55	1,141,000	1,194,731
Elanco Animal Health, Inc.	6.65	08/28/28	360,000	376,011
Endo Finance Holdings LP(1)	8.50	04/15/31	480,000	508,491
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	385,000	414,223
Jazz Securities DAC(1)	4.38	01/15/29	730,000	718,636
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	1,060,000	1,040,283
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	243,000	237,759
				5,563,692
PIPELINES – 6.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	371,000	371,824
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	310,000	310,777
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	10/15/33	295,000	298,377
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	07/01/34	320,000	323,403
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	325,000	337,807
Buckeye Partners LP	4.13	12/01/27	228,000	225,539
Buckeye Partners LP(1)	4.50	03/01/28	260,000	259,489
Buckeye Partners LP	5.60	10/15/44	140,000	126,852

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.1% (Continued)
Buckeye Partners LP	5.85	11/15/43	$190,000	$178,341
Buckeye Partners LP(1)	6.75	02/01/30	235,000	246,362
Buckeye Partners LP(1)	6.88	07/01/29	298,000	309,984
CNX Midstream Partners LP(1)	4.75	04/15/30	191,000	185,707
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	685,000	681,566
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	260,000	280,143
Energy Transfer LP	6.50	02/15/56	610,000	610,252
Energy Transfer LP	6.75	02/15/56	409,000	412,110
Energy Transfer LP	7.13	10/01/54	180,000	186,471
Energy Transfer LP	8.00	05/15/54	395,000	422,326
Excelerate Energy LP(1)	8.00	05/15/30	390,000	417,263
Harvest Midstream I LP(1)	7.50	09/01/28	395,000	400,646
Harvest Midstream I LP(1)	7.50	05/15/32	235,000	245,641
Hess Midstream Operations LP(1)	4.25	02/15/30	370,000	361,609
Hess Midstream Operations LP(1)	5.13	06/15/28	280,000	280,205
Hess Midstream Operations LP(1)	5.50	10/15/30	195,000	197,718
Hess Midstream Operations LP(1)	5.88	03/01/28	416,000	424,095
Hess Midstream Operations LP(1)	6.50	06/01/29	275,000	284,781
Howard Midstream Energy Partners LLC(1)	6.63	01/15/34	380,000	390,269
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	280,000	295,931
Kinetik Holdings LP(1)	5.88	06/15/30	500,000	506,278
Kinetik Holdings LP(1)	6.63	12/15/28	515,000	530,591
Northriver Midstream Finance LP(1)	6.75	07/15/32	291,500	296,785
NuStar Logistics LP	5.63	04/28/27	270,000	273,376
NuStar Logistics LP	6.38	10/01/30	305,000	319,744
Rockies Express Pipeline LLC(1)	4.80	05/15/30	155,000	152,853
Rockies Express Pipeline LLC(1)	4.95	07/15/29	306,000	305,268
Rockies Express Pipeline LLC(1)	6.75	03/15/33	245,000	258,730
Rockies Express Pipeline LLC(1)	6.88	04/15/40	260,000	266,355
Rockies Express Pipeline LLC(1)	7.50	07/15/38	115,000	125,963
South Bow Canadian Infrastructure Holdings Ltd.	7.50	03/01/55	305,000	322,604
South Bow Canadian Infrastructure Holdings Ltd.	7.63	03/01/55	225,000	234,708
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	632,000	600,722
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	630,000	547,063
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	625,000	577,056
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	480,000	492,150
Venture Global LNG, Inc.(1)	7.00	01/15/30	755,000	760,172
Venture Global LNG, Inc.(1)	8.13	06/01/28	1,145,000	1,172,963
Venture Global LNG, Inc.(1)	8.38	06/01/31	1,106,000	1,131,952
Venture Global LNG, Inc.(1)	9.50	02/01/29	1,490,000	1,587,588
Venture Global LNG, Inc.(1)	9.88	02/01/32	974,000	1,030,415
Venture Global Plaquemines LNG LLC(1)	6.13	12/15/30	900,000	926,795
Venture Global Plaquemines LNG LLC(1)	6.50	01/15/34	967,000	1,004,005
Venture Global Plaquemines LNG LLC(1)	6.50	06/15/34	600,000	621,693
Venture Global Plaquemines LNG LLC(1)	6.75	01/15/36	1,000,000	1,048,730
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	620,000	680,126
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/35	640,000	713,983
				25,554,156

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.5%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	$305,000	$307,093
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	220,000	234,594
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	186,000	196,417
Howard Hughes Corp.(1)	4.13	02/01/29	345,000	333,936
Howard Hughes Corp.(1)	4.38	02/01/31	320,000	303,320
Howard Hughes Corp.(1)	5.38	08/01/28	346,000	346,115
Newmark Group, Inc.	7.50	01/12/29	220,000	234,248
				1,955,723
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.2%
Arbor Realty SR, Inc.(1)	7.88	07/15/30	240,000	220,259
Arbor Realty SR, Inc.(1)	8.50	12/15/28	200,000	194,965
Brandywine Operating Partnership LP	3.95	11/15/27	205,000	201,191
Brandywine Operating Partnership LP	4.55	10/01/29	180,000	171,468
Brandywine Operating Partnership LP	6.13	01/15/31	135,000	130,917
Brandywine Operating Partnership LP	8.30	03/15/28	185,000	196,063
Brandywine Operating Partnership LP	8.88	04/12/29	292,000	313,942
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	370,000	354,211
Iron Mountain, Inc.(1)	4.50	02/15/31	535,000	511,617
Iron Mountain, Inc.(1)	4.88	09/15/27	505,000	504,950
Iron Mountain, Inc.(1)	4.88	09/15/29	485,000	479,102
Iron Mountain, Inc.(1)	5.00	07/15/28	276,000	275,552
Iron Mountain, Inc.(1)	5.25	03/15/28	409,000	409,102
Iron Mountain, Inc.(1)	5.25	07/15/30	680,000	673,770
Iron Mountain, Inc.(1)	5.63	07/15/32	265,000	261,860
Iron Mountain, Inc.(1)	6.25	01/15/33	610,000	616,781
Iron Mountain, Inc.(1)	7.00	02/15/29	470,000	483,235
Millrose Properties, Inc.(1)	6.25	09/15/32	360,000	364,320
Millrose Properties, Inc.(1)	6.38	08/01/30	615,000	628,139
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	370,000	362,177
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	351,000	351,223
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.00	02/01/30	265,000	273,196
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	310,000	305,763
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	370,000	369,996
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	495,000	512,311
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	06/15/33	301,000	312,156
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	192,000	198,415
RLJ Lodging Trust LP(1)	4.00	09/15/29	251,000	238,977
SBA Communications Corp.	3.13	02/01/29	750,000	716,746
SBA Communications Corp.	3.88	02/15/27	750,000	744,812
Starwood Property Trust, Inc.(1)	5.25	10/15/28	285,000	286,634
Starwood Property Trust, Inc.(1)	5.75	01/15/31	291,000	295,021
Starwood Property Trust, Inc.(1)	6.00	04/15/30	191,000	196,448
Starwood Property Trust, Inc.(1)	6.50	07/01/30	230,000	239,665
Starwood Property Trust, Inc.(1)	6.50	10/15/30	271,000	282,399

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.2% (Continued)
Starwood Property Trust, Inc.(1)	7.25	04/01/29	$260,000	$274,527
Vornado Realty LP	3.40	06/01/31	181,000	165,162
Vornado Realty LP	5.75	02/01/33	225,000	227,636
				13,344,708
RETAIL – 4.8%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	365,000	351,996
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	700,000	689,953
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	1,475,000	1,408,199
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	389,000	386,939
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	236,000	240,289
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	630,000	646,315
Academy Ltd.(1)	6.00	11/15/27	190,000	190,851
Advance Auto Parts, Inc.	1.75	10/01/27	160,000	152,234
Advance Auto Parts, Inc.	3.50	03/15/32	205,000	177,286
Advance Auto Parts, Inc.	3.90	04/15/30	260,000	240,423
Advance Auto Parts, Inc.	5.95	03/09/28	185,000	189,483
Advance Auto Parts, Inc.(1)	7.00	08/01/30	470,000	478,281
Advance Auto Parts, Inc.(1)	7.38	08/01/33	450,000	457,031
Asbury Automotive Group, Inc.	4.50	03/01/28	185,000	184,494
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	415,000	408,893
Asbury Automotive Group, Inc.	4.75	03/01/30	225,000	221,623
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	290,000	281,982
Bath & Body Works, Inc.	5.25	02/01/28	240,000	242,216
Bath & Body Works, Inc.(1)	6.63	10/01/30	395,000	404,855
Bath & Body Works, Inc.	6.75	07/01/36	260,000	259,676
Bath & Body Works, Inc.	6.88	11/01/35	415,000	420,122
Bath & Body Works, Inc.	7.50	06/15/29	260,000	265,776
Brinker International, Inc.(1)	8.25	07/15/30	180,000	190,769
FirstCash, Inc.(1)	4.63	09/01/28	250,000	248,315
FirstCash, Inc.(1)	5.63	01/01/30	255,000	256,394
FirstCash, Inc.(1)	6.88	03/01/32	260,000	270,595
Gap, Inc.(1)	3.63	10/01/29	360,000	342,757
Gap, Inc.(1)	3.88	10/01/31	400,000	371,131
Group 1 Automotive, Inc.(1)	4.00	08/15/28	365,000	357,130
Group 1 Automotive, Inc.(1)	6.38	01/15/30	255,000	262,241
Ken Garff Automotive LLC(1)	4.88	09/15/28	200,000	198,846
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	340,000	340,729
Kohl’s Corp.(1)	10.00	06/01/30	165,000	180,923
Lithia Motors, Inc.(1)	3.88	06/01/29	400,000	387,162
Lithia Motors, Inc.(1)	4.38	01/15/31	290,000	279,319
Lithia Motors, Inc.(1)	4.63	12/15/27	185,000	184,784
Lithia Motors, Inc.(1)	5.50	10/01/30	305,000	306,530
Macy’s Retail Holdings LLC	4.30	02/15/43	116,000	84,259
Macy’s Retail Holdings LLC	4.50	12/15/34	190,000	171,299
Macy’s Retail Holdings LLC	5.13	01/15/42	130,000	107,098
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	195,000	197,258
Macy’s Retail Holdings LLC(1)	7.38	08/01/33	259,000	273,820
Murphy Oil USA, Inc.(1)	3.75	02/15/31	240,000	225,598

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.8% (Continued)
Murphy Oil USA, Inc.	4.75	09/15/29	$258,000	$256,914
Murphy Oil USA, Inc.	5.63	05/01/27	151,000	151,576
Nordstrom, Inc.	4.00	03/15/27	160,000	158,893
Nordstrom, Inc.	4.25	08/01/31	200,000	185,135
Nordstrom, Inc.	4.38	04/01/30	260,000	248,474
Nordstrom, Inc.	5.00	01/15/44	475,000	355,145
Nordstrom, Inc.	6.95	03/15/28	160,000	165,721
Penske Automotive Group, Inc.	3.75	06/15/29	239,000	231,056
QXO Building Products, Inc.(1)	6.75	04/30/32	1,120,000	1,155,185
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	280,000	290,443
Sonic Automotive, Inc.(1)	4.63	11/15/29	325,000	319,682
Sonic Automotive, Inc.(1)	4.88	11/15/31	230,000	221,894
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	290,000	283,494
Vivo Energy Investments BV(1)	5.13	09/24/27	160,000	159,791
Yum! Brands, Inc.	3.63	03/15/31	550,000	520,299
Yum! Brands, Inc.	4.63	01/31/32	550,000	538,111
Yum! Brands, Inc.(1)	4.75	01/15/30	396,000	395,279
Yum! Brands, Inc.	5.35	11/01/43	140,000	136,413
Yum! Brands, Inc.	5.38	04/01/32	515,000	521,945
Yum! Brands, Inc.	6.88	11/15/37	155,000	170,963
				20,002,287
SEMICONDUCTORS – 0.5%
Amkor Technology, Inc.(1)	5.88	10/01/33	235,000	239,783
Kioxia Holdings Corp.(1)	6.25	07/24/30	530,000	548,000
Kioxia Holdings Corp.(1)	6.63	07/24/33	563,000	588,396
ON Semiconductor Corp.(1)	3.88	09/01/28	345,000	338,843
Synaptics, Inc.(1)	4.00	06/15/29	200,000	194,443
				1,909,465
SOFTWARE – 1.9%
Cloud Software Group, Inc.(1)	6.50	03/31/29	2,000,000	1,989,565
Cloud Software Group, Inc.(1)	6.63	08/15/33	465,000	446,222
Cloud Software Group, Inc.(1)	8.25	06/30/32	905,000	921,379
Elastic NV(1)	4.13	07/15/29	280,000	269,236
Fair Isaac Corp.(1)	4.00	06/15/28	441,000	434,003
Fair Isaac Corp.(1)	6.00	05/15/33	745,000	759,535
Open Text Corp.(1)	3.88	02/15/28	440,000	426,231
Open Text Corp.(1)	3.88	12/01/29	450,000	417,937
Open Text Holdings, Inc.(1)	4.13	02/15/30	450,000	418,430
Open Text Holdings, Inc.(1)	4.13	12/01/31	310,000	278,774
PTC, Inc.(1)	4.00	02/15/28	250,000	246,536
RingCentral, Inc.(1)	8.50	08/15/30	175,000	183,874
ROBLOX Corp.(1)	3.88	05/01/30	485,000	464,264
Twilio, Inc.	3.63	03/15/29	245,000	234,782
Twilio, Inc.	3.88	03/15/31	240,000	227,125
				7,717,893

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 4.1%
APLD ComputeCo LLC(1)	9.25	12/15/30	$1,183,000	$1,230,313
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	480,000	497,627
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	631,000	662,033
British Telecommunications PLC(1)	4.25	11/23/81	224,000	223,157
British Telecommunications PLC(1)	4.88	11/23/81	255,000	249,810
Ciena Corp.(1)	4.00	01/31/30	185,000	178,545
Cipher Compute LLC(1)	7.13	11/15/30	860,000	887,228
Fibercop SpA(1)	6.00	09/30/34	255,000	248,904
Fibercop SpA(1)	6.38	11/15/33	245,000	248,739
Fibercop SpA(1)	7.20	07/18/36	250,000	253,580
Fibercop SpA(1)	7.72	06/04/38	225,000	231,659
Flash Compute LLC(1)	7.25	12/31/30	630,000	632,925
Millicom International Cellular SA(1)	4.50	04/27/31	385,000	358,728
Millicom International Cellular SA(1)	5.13	01/15/28	193,500	193,271
Millicom International Cellular SA(1)	6.25	03/25/29	333,000	336,275
Millicom International Cellular SA(1)	7.38	04/02/32	225,000	234,235
Rogers Communications, Inc.(1)	5.25	03/15/82	355,000	354,822
Rogers Communications, Inc.	7.00	04/15/55	560,000	581,124
Rogers Communications, Inc.	7.13	04/15/55	485,000	508,803
SES AMERICOM, Inc.(1)	5.30	03/25/44	245,000	197,170
Telecom Italia Capital SA	6.00	09/30/34	285,000	292,312
Telecom Italia Capital SA	6.38	11/15/33	228,000	239,420
Telecom Italia Capital SA	7.20	07/18/36	250,000	271,286
Telecom Italia Capital SA	7.72	06/04/38	230,000	257,223
TELUS Corp.	6.38	06/09/56	405,000	409,331
TELUS Corp.	6.63	10/15/55	355,000	363,238
TELUS Corp.	6.63	06/09/56	345,000	346,654
TELUS Corp.	7.00	10/15/55	390,000	408,071
Viasat, Inc.(1)	5.63	04/15/27	280,000	280,324
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	675,000	611,166
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	680,000	621,858
Vmed O2 UK Financing I PLC(1)	6.75	01/15/33	440,000	429,620
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	495,000	509,674
Vodafone Group PLC	4.13	06/04/81	545,000	513,083
Vodafone Group PLC	5.13	06/04/81	470,000	373,342
Vodafone Group PLC	7.00	04/04/79	950,000	1,002,294
WULF Compute LLC(1)	7.75	10/15/30	1,590,000	1,659,881
Zegona Finance PLC(1)	8.63	07/15/29	395,000	417,623
				17,315,348
TRANSPORTATION – 0.6%
Danaos Corp.(1)	6.88	10/15/32	245,000	253,215
Danaos Corp.(1)	8.50	03/01/28	120,000	120,308
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	297,000	289,495
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	350,000	360,752
Rand Parent LLC(1)	8.50	02/15/30	410,000	428,704
RXO, Inc.(1)	7.50	11/15/27	165,000	168,587
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	233,000	246,266

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.6% (Continued)
XPO CNW, Inc.	6.70	05/01/34	$140,000	$149,363
XPO, Inc.(1)	7.13	06/01/31	225,000	233,784
XPO, Inc.(1)	7.13	02/01/32	270,000	284,767
				2,535,241
TRUCKING & LEASING – 0.4%
FTAI Aviation Investors LLC(1)	5.50	05/01/28	485,000	485,752
FTAI Aviation Investors LLC(1)	5.88	04/15/33	265,000	268,855
FTAI Aviation Investors LLC(1)	7.00	05/01/31	345,000	363,207
FTAI Aviation Investors LLC(1)	7.00	06/15/32	400,000	421,267
FTAI Aviation Investors LLC(1)	7.88	12/01/30	256,000	271,599
				1,810,680
TOTAL CORPORATE BONDS (Cost – $406,620,825)				409,507,401

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
Sumitomo, Tokyo	2.98	02/02/26	4,370,611	4,370,611
TOTAL SHORT-TERM INVESTMENTS (Cost – $4,370,611)				4,370,611

TOTAL INVESTMENTS – 99.2% (Cost – $410,991,436)				$413,878,012
OTHER ASSETS LESS LIABILITIES – 0.8%				3,537,889
NET ASSETS – 100.0%				$417,415,901

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $323,041,293 and represents 77.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$409,507,401	$–	$409,507,401
Time Deposits	–	4,370,611	–	4,370,611
Total Investments	$–	$413,878,012	$–	$413,878,012

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.2%
ADVERTISING – 2.7%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$40,000	$33,953
Clear Channel Outdoor Holdings, Inc.(1)	7.13	02/15/31	80,000	83,477
Clear Channel Outdoor Holdings, Inc.(1)	7.50	03/15/33	60,000	63,792
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	65,000	68,475
Dotdash Meredith, Inc.(1)	7.63	06/15/32	30,000	27,376
Neptune Bidco US, Inc.(1)	9.29	04/15/29	180,000	184,967
Neptune Bidco US, Inc.(1)	9.50	02/15/33	110,000	112,147
Neptune Bidco US, Inc.(1)	10.38	05/15/31	85,000	89,944
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	30,000	29,298
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	35,000	34,195
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	45,000	45,014
Stagwell Global LLC(1)	5.63	08/15/29	80,000	77,630
				850,268
AEROSPACE/DEFENSE – 1.9%
Bombardier, Inc.(1)	6.00	02/15/28	28,000	28,059
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	55,000	56,237
Goat Holdco LLC(1)	6.75	02/01/32	50,000	51,386
TransDigm, Inc.	4.63	01/15/29	85,000	84,531
TransDigm, Inc.	4.88	05/01/29	52,000	51,933
TransDigm, Inc.(1)	6.38	05/31/33	185,000	188,462
TransDigm, Inc.(1)	6.75	01/31/34	140,000	144,972
				605,580
AIRLINES – 1.0%
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	145,000	145,794
OneSky Flight LLC(1)	8.88	12/15/29	40,000	42,792
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	75,000	71,222
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	35,000	35,078
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	30,000	31,231
				326,117
APPAREL – 0.6%
Champ Acquisition Corp.(1)	8.38	12/01/31	35,000	37,405
Crocs, Inc.(1)	4.13	08/15/31	25,000	22,901
Crocs, Inc.(1)	4.25	03/15/29	25,000	24,145
S&S Holdings LLC(1)	8.38	10/01/31	45,000	42,942
Under Armour, Inc.(1)	7.25	07/15/30	25,000	25,594
Wolverine World Wide, Inc.(1)	4.00	08/15/29	40,000	37,352
				190,339
AUTO MANUFACTURERS – 0.4%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	55,000	57,203
New Flyer Holdings, Inc.(1)	9.25	07/01/30	40,000	43,123
Wabash National Corp.(1)	4.50	10/15/28	25,000	23,297
				123,623

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 2.7%
Adient Global Holdings Ltd.(1)	7.50	02/15/33	$60,000	$62,339
Adient Global Holdings Ltd.(1)	8.25	04/15/31	25,000	26,209
American Axle & Manufacturing, Inc.	5.00	10/01/29	45,000	43,925
American Axle & Manufacturing, Inc.	6.88	07/01/28	18,000	18,091
American Axle & Manufacturing, Inc.(1)	7.75	10/15/33	90,000	92,634
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	55,000	56,308
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	70,000	73,267
Clarios Global LP/Clarios US Finance Co.(1)	6.75	09/15/32	80,000	82,853
Goodyear Tire & Rubber Co.	4.88	03/15/27	50,000	49,873
Goodyear Tire & Rubber Co.	5.00	07/15/29	60,000	58,806
Goodyear Tire & Rubber Co.	5.25	04/30/31	40,000	38,519
Goodyear Tire & Rubber Co.	5.25	07/15/31	35,000	33,361
Goodyear Tire & Rubber Co.	5.63	04/30/33	40,000	38,160
Goodyear Tire & Rubber Co.	6.63	07/15/30	30,000	30,744
Tenneco, Inc.(1)	8.00	11/17/28	130,000	130,839
Titan International, Inc.	7.00	04/30/28	30,000	30,149
				866,077
BANKS – 0.1%
Freedom Mortgage Corp.(1)	12.25	10/01/30	30,000	33,089

BEVERAGES – 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	50,000	50,081

BUILDING MATERIALS – 1.1%
AmeriTex Hold Co. Intermediate LLC(1)	7.63	08/15/33	55,000	57,875
CP Atlas Buyer, Inc.(1)	9.75	07/15/30	35,000	36,433
Griffon Corp.	5.75	03/01/28	65,000	65,015
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	35,000	34,034
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	35,000	35,036
Quikrete Holdings, Inc.(1)	6.75	03/01/33	105,000	109,139
				337,532
CHEMICALS – 3.2%
Cerdia Finanz GmbH(1)	9.38	10/03/31	60,000	61,333
Chemours Co.(1)	4.63	11/15/29	45,000	42,001
Chemours Co.	5.38	05/15/27	35,000	35,249
Chemours Co.(1)	5.75	11/15/28	50,000	49,616
Chemours Co.(1)	8.00	01/15/33	45,000	45,152
Consolidated Energy Finance SA(1)	5.63	10/15/28	35,000	28,919
Consolidated Energy Finance SA(1)	12.00	02/15/31	45,000	37,852
Herens Holdco Sarl(1)	4.75	05/15/28	25,000	22,017
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	30,000	23,841
Inversion Escrow Issuer LLC(1)	6.75	08/01/32	80,000	79,300
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	25,000	23,061
Olympus Water US Holding Corp.(1)	4.25	10/01/28	55,000	53,488
Olympus Water US Holding Corp.(1)	7.25	06/15/31	50,000	51,289
Olympus Water US Holding Corp.(1)	7.25	02/15/33	115,000	114,619
Perimeter Holdings LLC(1)	6.25	01/15/34	40,000	40,029
Rain Carbon, Inc.(1)	12.25	09/01/29	30,000	31,914

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.2% (Continued)
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	$70,000	$69,864
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	50,000	49,227
Tronox, Inc.(1)	9.13	09/30/30	30,000	29,621
WR Grace Holdings LLC(1)	4.88	06/15/27	32,000	32,000
WR Grace Holdings LLC(1)	6.63	08/15/32	55,000	54,750
WR Grace Holdings LLC(1)	7.00	08/01/33	35,000	35,068
WR Grace Holdings LLC(1)	7.38	03/01/31	20,000	20,433
				1,030,643
COMMERCIAL SERVICES – 7.1%
Allied Universal Holdco LLC(1)	7.88	02/15/31	170,000	179,011
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.88	06/15/30	70,000	72,742
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	80,000	78,959
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	55,000	54,385
Alta Equipment Group, Inc.(1)	9.00	06/01/29	30,000	28,692
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	40,000	39,184
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	40,000	39,029
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	18,000	18,094
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	18,000	18,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	35,000	35,799
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	45,000	46,608
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.38	06/15/32	45,000	46,323
Carriage Services, Inc.(1)	4.25	05/15/29	30,000	28,909
Cimpress PLC(1)	7.38	09/15/32	35,000	35,983
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	65,000	55,927
CPI CG, Inc.(1)	10.00	07/15/29	18,000	19,155
Deluxe Corp.(1)	8.00	06/01/29	35,000	35,745
EquipmentShare.com, Inc.(1)	8.00	03/15/33	35,000	36,947
EquipmentShare.com, Inc.(1)	8.63	05/15/32	45,000	48,162
EquipmentShare.com, Inc.(1)	9.00	05/15/28	65,000	68,009
Garda World Security Corp.(1)	6.50	01/15/31	45,000	46,157
Garda World Security Corp.(1)	7.75	02/15/28	25,000	25,620
GEO Group, Inc.	10.25	04/15/31	45,000	49,127
Hertz Corp.(1)	12.63	07/15/29	85,000	85,623
ION Platform Finance US, Inc.(1)	7.88	09/30/32	105,000	92,218
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	35,000	20,686
NESCO Holdings II, Inc.(1)	5.50	04/15/29	60,000	59,161
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	25,000	22,340
PROG Holdings, Inc.(1)	6.00	11/15/29	35,000	34,763
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	95,000	95,323
RR Donnelley & Sons Co.(1)	9.50	08/01/29	75,000	78,113
RR Donnelley & Sons Co.(1)	10.88	08/01/29	35,000	35,919
Sabre Financial Borrower LLC(1)	11.13	06/15/29	65,000	65,802
Sotheby’s(1)	7.38	10/15/27	55,000	54,821
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	15,000	14,459
StoneMor, Inc.(1)	8.50	05/15/29	25,000	24,537
Synergy Infrastructure Holdings LLC(1)	7.88	12/01/30	40,000	41,825
Upbound Group, Inc.(1)	6.38	02/15/29	30,000	29,759
Valvoline, Inc.(1)	3.63	06/15/31	35,000	32,170

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 7.1% (Continued)
Veritiv Operating Co.(1)	10.50	11/30/30	$70,000	$75,040
VM Consolidated, Inc.(1)	5.50	04/15/29	25,000	24,607
VT Topco, Inc.(1)	8.50	08/15/30	30,000	30,763
Wand NewCo 3, Inc.(1)	7.63	01/30/32	90,000	94,680
Williams Scotsman, Inc.(1)	4.63	08/15/28	35,000	34,897
Williams Scotsman, Inc.(1)	6.63	06/15/29	35,000	36,209
Williams Scotsman, Inc.(1)	6.63	04/15/30	35,000	36,288
Williams Scotsman, Inc.(1)	7.38	10/01/31	25,000	26,080
				2,252,650
COMPUTERS – 1.2%
Amentum Holdings, Inc.(1)	7.25	08/01/32	70,000	73,809
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	30,000	24,354
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	70,000	74,310
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	55,000	56,094
NCR Voyix Corp.(1)	5.00	10/01/28	50,000	49,403
NCR Voyix Corp.(1)	5.13	04/15/29	23,000	22,689
Pitney Bowes, Inc.(1)	6.88	03/15/27	20,000	20,050
Pitney Bowes, Inc.(1)	7.25	03/15/29	20,000	20,246
Unisys Corp.(1)	10.63	01/15/31	50,000	47,479
				388,434
COSMETICS/PERSONAL CARE – 0.3%
Opal Bidco SAS(1)	6.50	03/31/32	80,000	81,685

DISTRIBUTION/WHOLESALE – 0.4%
Gates Corp./DE(1)	6.88	07/01/29	35,000	36,428
Velocity Vehicle Group LLC(1)	8.00	06/01/29	30,000	29,388
Windsor Holdings III LLC(1)	8.50	06/15/30	50,000	52,749
				118,565
DIVERSIFIED FINANCIAL SERVICES – 3.1%
Aretec Group, Inc.(1)	10.00	08/15/30	45,000	48,530
Atlanticus Holdings Corp.(1)	9.75	09/01/30	30,000	28,621
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	30,000	30,811
CrossCountry Intermediate Hold Co. LLC(1)	6.50	10/01/30	60,000	60,974
CrossCountry Intermediate Hold Co. LLC(1)	6.75	12/01/32	40,000	40,358
Enova International, Inc.(1)	9.13	08/01/29	35,000	37,053
Enova International, Inc.(1)	11.25	12/15/28	25,000	26,487
Focus Financial Partners LLC(1)	6.75	09/15/31	70,000	71,710
Freedom Mortgage Holdings LLC(1)	6.88	05/01/31	50,000	49,655
Freedom Mortgage Holdings LLC(1)	7.88	04/01/33	35,000	35,722
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	50,000	52,339
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	55,000	58,219
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	75,000	78,560
LFS Topco LLC(1)	8.75	07/15/30	30,000	30,170
Osaic Holdings, Inc.(1)	6.75	08/01/32	75,000	77,780
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	30,000	29,994
Phoenix Aviation Capital Ltd.(1)	9.25	07/15/30	55,000	57,684
Planet Financial Group LLC(1)	10.50	12/15/29	40,000	41,590

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 3.1% (Continued)
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	$40,000	$41,987
RFNA LP(1)	7.88	02/15/30	30,000	30,242
TrueNoord Capital DAC(1)	8.75	03/01/30	30,000	31,662
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	30,000	31,447
				991,595
ELECTRIC – 1.8%
Alpha Generation LLC(1)	6.25	01/15/34	50,000	50,355
Alpha Generation LLC(1)	6.75	10/15/32	70,000	72,616
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	75,000	74,872
Long Ridge Energy LLC(1)	8.75	02/15/32	45,000	47,829
Talen Energy Supply LLC(1)	6.25	02/01/34	95,000	96,323
Talen Energy Supply LLC(1)	6.50	02/01/36	95,000	97,443
VoltaGrid LLC(1)	7.38	11/01/30	145,000	146,940
				586,378
ELECTRICAL COMPONENTS & EQUIPMENT – 0.4%
Energizer Holdings, Inc.(1)	4.38	03/31/29	50,000	48,058
Energizer Holdings, Inc.(1)	4.75	06/15/28	40,000	39,610
Energizer Holdings, Inc.(1)	6.00	09/15/33	30,000	28,870
				116,538
ENGINEERING & CONSTRUCTION – 0.7%
Arcosa, Inc.(1)	4.38	04/15/29	25,000	24,597
Arcosa, Inc.(1)	6.88	08/15/32	45,000	47,516
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	30,000	30,216
Dycom Industries, Inc.(1)	4.50	04/15/29	40,000	39,397
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	25,000	24,611
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	25,000	25,487
Tutor Perini Corp.(1)	11.88	04/30/29	30,000	33,145
				224,969
ENTERTAINMENT – 4.3%
Banijay Entertainment SAS(1)	8.13	05/01/29	30,000	31,228
Boyne USA, Inc.(1)	4.75	05/15/29	50,000	49,362
Caesars Entertainment, Inc.(1)	4.63	10/15/29	80,000	76,867
Caesars Entertainment, Inc.(1)	6.00	10/15/32	75,000	73,019
Churchill Downs, Inc.(1)	4.75	01/15/28	50,000	49,933
Churchill Downs, Inc.(1)	5.50	04/01/27	35,000	35,036
Churchill Downs, Inc.(1)	5.75	04/01/30	80,000	80,471
Churchill Downs, Inc.(1)	6.75	05/01/31	45,000	46,421
Great Canadian Gaming Corp./Raptor LLC(1)	8.75	11/15/29	40,000	40,700
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	30,000	29,639
Light & Wonder International, Inc.(1)	6.25	10/01/33	75,000	75,973
Light & Wonder International, Inc.(1)	7.25	11/15/29	30,000	30,814
Light & Wonder International, Inc.(1)	7.50	09/01/31	40,000	41,986
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	35,000	29,665
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	55,000	54,055
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	55,000	57,385
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	50,000	52,551

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 4.3% (Continued)
Motion FinCo. Sarl(1)	8.38	02/15/32	$30,000	$25,875
Odeon FinCo. PLC(1)	12.75	11/01/27	30,000	30,806
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	30,000	28,832
Penn Entertainment, Inc.(1)	4.13	07/01/29	25,000	23,218
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	40,000	40,734
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.(1)	6.25	10/15/30	45,000	45,703
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	45,000	44,021
Six Flags Entertainment Corp.(1)	5.50	04/15/27	35,000	35,099
Six Flags Entertainment Corp.(1)	7.25	05/15/31	60,000	59,260
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	40,000	38,428
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.38	04/15/27	25,000	25,014
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	6.50	10/01/28	25,000	25,080
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(1)	8.63	01/15/32	70,000	71,483
Universal Entertainment Corp.(1)	9.88	08/01/29	25,000	24,605
				1,373,263
ENVIRONMENTAL CONTROL – 0.6%
Enviri Corp.(1)	5.75	07/31/27	35,000	35,061
Madison IAQ LLC(1)	4.13	06/30/28	50,000	49,430
Reworld Holding Corp.(1)	4.88	12/01/29	55,000	53,289
Waste Pro USA, Inc.(1)	7.00	02/01/33	60,000	61,792
				199,572
FOOD – 2.3%
B&G Foods, Inc.(1)	8.00	09/15/28	55,000	51,975
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	30,000	29,880
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	35,000	36,022
Froneri Lux FinCo. Sarl(1)	6.00	08/01/32	40,000	40,544
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	65,000	68,186
Post Holdings, Inc.(1)	4.50	09/15/31	59,000	55,933
Post Holdings, Inc.(1)	4.63	04/15/30	95,000	92,850
Post Holdings, Inc.(1)	6.25	10/15/34	50,000	50,393
Post Holdings, Inc.(1)	6.38	03/01/33	90,000	90,766
Post Holdings, Inc.(1)	6.50	03/15/36	90,000	90,136
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	55,000	53,045
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	60,000	59,563
				719,293
FOOD SERVICE – 0.3%
Aramark Services, Inc.(1)	5.00	02/01/28	75,000	75,002
TKC Holdings, Inc.(1)	6.88	05/15/28	30,000	30,283
				105,285

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOREST PRODUCTS & PAPER – 0.5%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	$20,000	$19,796
Domtar Corp.(1)	6.75	10/01/28	45,000	37,421
Magnera Corp.(1)	4.75	11/15/29	40,000	36,175
Magnera Corp.(1)	7.25	11/15/31	55,000	52,025
				145,417
GAS – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	40,000	40,300
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	30,000	31,034
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.50	06/01/30	35,000	37,528
				108,862
HEALTHCARE-PRODUCTS – 0.7%
Bausch + Lomb Corp.(1)	8.38	10/01/28	95,000	99,156
Embecta Corp.(1)	5.00	02/15/30	35,000	32,775
Insulet Corp.(1)	6.50	04/01/33	30,000	31,238
Neogen Food Safety Corp.(1)	8.63	07/20/30	25,000	26,673
Varex Imaging Corp.(1)	7.88	10/15/27	25,000	25,514
				215,356
HEALTHCARE-SERVICES – 5.9%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	35,000	33,625
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	25,000	24,718
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	40,000	39,562
AHP Health Partners, Inc.(1)	5.75	07/15/29	20,000	19,517
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	75,000	67,334
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	105,000	99,085
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	35,000	34,930
CHS/Community Health Systems, Inc.(1)	9.75	01/15/34	125,000	130,479
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	151,000	162,746
Concentra Health Services, Inc.(1)	6.88	07/15/32	40,000	41,930
Fortrea Holdings, Inc.(1)	7.50	07/01/30	34,000	34,632
Global Medical Response, Inc.(1)	7.38	10/01/32	70,000	72,430
HAH Group Holding Co. LLC(1)	9.75	10/01/31	50,000	47,263
HealthEquity, Inc.(1)	4.50	10/01/29	45,000	43,920
Kedrion SpA(1)	6.50	09/01/29	50,000	49,391
LifePoint Health, Inc.(1)	8.38	02/15/32	55,000	59,797
LifePoint Health, Inc.(1)	9.88	08/15/30	55,000	59,075
LifePoint Health, Inc.(1)	11.00	10/15/30	75,000	81,887
National Mentor Holdings, Inc.(1)	10.50	12/15/30	85,000	87,908
Option Care Health, Inc.(1)	4.38	10/31/29	30,000	29,382
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	100,000	104,201
Radiology Partners, Inc.(1)	8.50	07/15/32	65,000	68,329
Select Medical Corp.(1)	6.25	12/01/32	35,000	33,996
Sotera Health Holdings LLC(1)	7.38	06/01/31	55,000	57,941
Star Parent, Inc.(1)	9.00	10/01/30	65,000	68,687
Team Health Holdings, Inc.(1)	8.38	06/30/28	30,000	30,390
Tenet Healthcare Corp.(1)	6.00	11/15/33	50,000	51,475

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.9% (Continued)
Tenet Healthcare Corp.	6.13	10/01/28	$127,000	$127,203
Tenet Healthcare Corp.	6.88	11/15/31	25,000	27,342
US Acute Care Solutions LLC(1)	9.75	05/15/29	70,000	70,394
				1,859,569
HOLDING COMPANIES-DIVERS – 0.1%
Clue Opco LLC(1)	9.50	10/15/31	45,000	47,840

HOME BUILDERS – 1.1%
Adams Homes, Inc.(1)	9.25	10/15/28	30,000	31,414
Beazer Homes USA, Inc.	5.88	10/15/27	20,000	19,940
Beazer Homes USA, Inc.	7.25	10/15/29	25,000	25,318
Beazer Homes USA, Inc.(1)	7.50	03/15/31	15,000	15,281
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	30,000	28,032
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	25,000	24,229
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	40,000	40,029
Empire Communities Corp.(1)	9.75	05/01/29	35,000	36,210
K Hovnanian Enterprises, Inc.(1)	8.00	04/01/31	30,000	30,754
K Hovnanian Enterprises, Inc.(1)	8.38	10/01/33	30,000	30,683
New Home Co., Inc.(1)	8.50	11/01/30	30,000	31,287
New Home Co., Inc.(1)	9.25	10/01/29	25,000	26,374
				339,551
HOUSEHOLD PRODUCTS/WARES – 0.1%
ACCO Brands Corp.(1)	4.25	03/15/29	35,000	32,440

HOUSEWARES – 1.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	55,000	48,592
Newell Brands, Inc.	6.38	09/15/27	40,000	40,463
Newell Brands, Inc.	6.38	05/15/30	50,000	49,472
Newell Brands, Inc.	6.63	09/15/29	40,000	40,076
Newell Brands, Inc.	6.63	05/15/32	35,000	34,301
Newell Brands, Inc.	7.38	04/01/36	30,000	29,056
Newell Brands, Inc.	7.50	04/01/46	45,000	38,050
Newell Brands, Inc.(1)	8.50	06/01/28	85,000	89,178
Scotts Miracle-Gro Co.	4.00	04/01/31	35,000	32,986
Scotts Miracle-Gro Co.	4.38	02/01/32	25,000	23,587
Scotts Miracle-Gro Co.	4.50	10/15/29	25,000	24,632
				450,393
INSURANCE – 5.5%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	50,000	48,462
Acrisure LLC/Acrisure Finance, Inc.(1)	6.75	07/01/32	35,000	35,908
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	80,000	82,868
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	50,000	49,410
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	70,000	72,037
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	80,000	81,368
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	105,000	108,927
AmWINS Group, Inc.(1)	4.88	06/30/29	50,000	49,359
AmWINS Group, Inc.(1)	6.38	02/15/29	55,000	56,469
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	105,000	108,609

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 5.5% (Continued)
Asurion LLC & Asurion Co.-Issuer, Inc.(1)	8.38	02/01/34	$235,000	$237,796
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	40,000	41,160
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	70,000	72,445
HUB International Ltd.(1)	5.63	12/01/29	35,000	34,991
HUB International Ltd.(1)	7.25	06/15/30	230,000	240,098
HUB International Ltd.(1)	7.38	01/31/32	140,000	146,738
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	50,000	52,311
Panther Escrow Issuer LLC(1)	7.13	06/01/31	215,000	221,567
				1,740,523
INTERNET – 2.5%
ANGI Group LLC(1)	3.88	08/15/28	30,000	27,474
Arches Buyer, Inc.(1)	4.25	06/01/28	60,000	59,058
Cablevision Lightpath LLC(1)	3.88	09/15/27	30,000	29,891
Cars.com, Inc.(1)	6.38	11/01/28	25,000	25,029
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	30,000	29,898
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	15,000	14,923
Getty Images, Inc.(1)	10.50	11/15/30	45,000	45,602
Getty Images, Inc.(1)	11.25	02/21/30	30,000	26,877
Getty Images, Inc.(1)	14.00	03/01/28	20,000	18,850
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	4.63	05/01/28	20,000	18,682
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.00	05/01/28	25,000	23,618
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.75	05/15/28	30,000	28,474
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	8.75	05/01/29	50,000	47,708
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.00	08/01/29	40,000	38,444
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.50	05/30/29	50,000	48,290
Rakuten Group, Inc.(1),(2)	6.25	–	40,000	38,710
Rakuten Group, Inc.(1),(2)	8.13	–	70,000	72,577
Wayfair LLC(1)	6.75	11/15/32	45,000	46,548
Wayfair LLC(1)	7.25	10/31/29	60,000	62,782
Wayfair LLC(1)	7.75	09/15/30	50,000	53,192
ZipRecruiter, Inc.(1)	5.00	01/15/30	35,000	24,314
				780,941
INVESTMENT COMPANIES – 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	50,000	44,174
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	100,000	98,988
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	45,000	43,945
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	45,000	45,312
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	70,000	70,745
				303,164
IRON/STEEL – 0.1%
Algoma Steel, Inc.(1)	9.13	04/15/29	25,000	21,464

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 2.1%
Kingpin Intermediate Holdings LLC(1)	7.25	10/15/32	$35,000	$33,570
Lindblad Expeditions LLC(1)	7.00	09/15/30	50,000	52,220
NCL Corp. Ltd.(1)	5.88	01/15/31	80,000	80,257
NCL Corp. Ltd.(1)	6.25	03/01/30	20,000	20,451
NCL Corp. Ltd.(1)	6.25	09/15/33	60,000	60,360
NCL Corp. Ltd.(1)	6.75	02/01/32	125,000	128,164
NCL Corp. Ltd.(1)	7.75	02/15/29	45,000	48,112
NCL Finance Ltd.(1)	6.13	03/15/28	40,000	41,136
Patrick Industries, Inc.(1)	4.75	05/01/29	20,000	19,810
Patrick Industries, Inc.(1)	6.38	11/01/32	40,000	40,967
Sabre GLBL, Inc.(1)	10.75	11/15/29	42,000	34,307
Sabre GLBL, Inc.(1)	10.75	03/15/30	29,000	23,292
Sabre GLBL, Inc.(1)	11.13	07/15/30	95,000	76,950
				659,596
LODGING – 0.9%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	35,000	32,674
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	55,000	53,503
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	35,000	33,413
Marriott Ownership Resorts, Inc.	4.75	01/15/28	20,000	19,740
Marriott Ownership Resorts, Inc.(1)	6.50	10/01/33	40,000	38,080
Station Casinos LLC(1)	4.50	02/15/28	45,000	44,816
Station Casinos LLC(1)	4.63	12/01/31	35,000	33,628
Station Casinos LLC(1)	6.63	03/15/32	35,000	35,817
				291,671
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.25	10/01/31	20,000	21,747

MACHINERY-DIVERSIFIED – 0.8%
Chart Industries, Inc.(1)	9.50	01/01/31	35,000	36,871
Columbus McKinnon Corp./NY(1)	7.13	02/01/33	65,000	65,383
Lsf12 Helix Parent LLC(1)	7.13	02/01/33	40,000	40,217
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	105,000	105,194
				247,665
MEDIA – 4.4%
AMC Networks, Inc.(1)	10.25	01/15/29	65,000	67,824
AMC Networks, Inc.(1)	10.50	07/15/32	25,000	26,974
Cable One, Inc.(1)	4.00	11/15/30	40,000	29,148
DISH Network Corp.(1)	11.75	11/15/27	245,000	253,690
Gray Media, Inc.(1)	7.25	08/15/33	55,000	56,348
Gray Media, Inc.(1)	10.50	07/15/29	75,000	80,597
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	60,000	60,303
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	45,000	47,338
Midcontinent Communications(1)	8.00	08/15/32	45,000	43,354
Scripps Escrow II, Inc.(1)	3.88	01/15/29	30,000	27,706
Sinclair Television Group, Inc.(1)	8.13	02/15/33	100,000	103,497
Univision Communications, Inc.(1)	4.50	05/01/29	70,000	66,901
Univision Communications, Inc.(1)	7.38	06/30/30	70,000	70,966

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.4% (Continued)
Univision Communications, Inc.(1)	8.00	08/15/28	$95,000	$98,095
Univision Communications, Inc.(1)	8.50	07/31/31	95,000	99,128
Univision Communications, Inc.(1)	9.38	08/01/32	100,000	107,713
Virgin Media Finance PLC(1)	5.00	07/15/30	65,000	56,852
Virgin Media O2 Vendor Financing Notes VI DAC(1)	8.50	03/15/33	40,000	39,700
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	30,000	30,000
Ziggo Bond Co. BV(1)	5.13	02/28/30	35,000	30,780
				1,396,914
METAL FABRICATE/HARDWARE – 0.1%
Park-Ohio Industries, Inc.(1)	8.50	08/01/30	20,000	20,555
TMS International Corp./DE(1)	6.25	04/15/29	25,000	24,465
				45,020
MINING – 1.3%
Arsenal AIC Parent LLC(1)	11.50	10/01/31	35,000	38,611
Century Aluminum Co.(1)	6.88	08/01/32	30,000	31,104
Coeur Mining, Inc.(1)	5.13	02/15/29	15,000	14,990
Compass Minerals International, Inc.(1)	8.00	07/01/30	45,000	47,756
Eldorado Gold Corp.(1)	6.25	09/01/29	30,000	30,174
Hecla Mining Co.	7.25	02/15/28	17,000	17,035
Hudbay Minerals, Inc.(1)	6.13	04/01/29	40,000	40,398
IAMGOLD Corp.(1)	5.75	10/15/28	30,000	30,138
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	25,000	26,033
Kaiser Aluminum Corp.(1)	4.50	06/01/31	35,000	33,819
Kaiser Aluminum Corp.(1)	5.88	03/01/34	35,000	35,304
New Gold, Inc.(1)	6.88	04/01/32	30,000	31,892
Taseko Mines Ltd.(1)	8.25	05/01/30	30,000	31,881
				409,135
MISCELLANEOUS MANUFACTURER – 0.3%
Calderys Financing LLC(1)	11.25	06/01/28	40,000	41,726
LSB Industries, Inc.(1)	6.25	10/15/28	30,000	30,058
Maxam Prill Sarl(1)	7.75	07/15/30	35,000	36,483
				108,267
OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp.(1)	10.25	10/15/30	30,000	24,883
Xerox Corp.(1)	13.50	04/15/31	30,000	21,975
				46,858
OIL & GAS – 4.2%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	70,000	73,694
BKV Upstream Midstream LLC(1)	7.50	10/15/30	30,000	30,399
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	76,829	78,969
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	54,175	55,455
Caturus Energy LLC(1)	8.50	02/15/30	35,000	36,516
CITGO Petroleum Corp.(1)	8.38	01/15/29	70,000	72,966
Comstock Resources, Inc.(1)	5.88	01/15/30	65,000	63,460
Comstock Resources, Inc.(1)	6.75	03/01/29	85,000	85,594
Comstock Resources, Inc.(1)	6.75	03/01/29	30,000	30,123

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 4.2% (Continued)
CVR Energy, Inc.(1)	5.75	02/15/28	$25,000	$24,997
CVR Energy, Inc.(1)	8.50	01/15/29	45,000	46,926
EnQuest PLC(1)	11.63	11/01/27	30,000	30,327
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	40,000	41,301
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	30,000	30,002
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	55,000	53,522
Nabors Industries, Inc.(1)	8.88	08/15/31	40,000	40,703
Northern Oil & Gas, Inc.(1)	7.88	10/15/33	55,000	55,565
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	30,000	31,050
Saturn Oil & Gas, Inc.(1)	9.63	06/15/29	33,000	33,784
Talos Production, Inc.(1)	9.00	02/01/29	40,000	41,709
Talos Production, Inc.(1)	9.38	02/01/31	50,000	52,997
Teine Energy Ltd.(1)	6.88	04/15/29	30,000	30,162
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	50,000	49,502
Transocean International Ltd.(1)	7.88	10/15/32	30,000	31,659
Transocean International Ltd.(1)	8.75	02/15/30	63,750	66,487
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	28,333	28,994
Vermilion Energy, Inc.(1)	6.88	05/01/30	25,000	24,997
Vermilion Energy, Inc.(1)	7.25	02/15/33	25,000	24,227
W&T Offshore, Inc.(1)	10.75	02/01/29	20,000	19,769
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	45,000	45,733
				1,331,589
OIL & GAS SERVICES – 0.6%
CHC Group LLC(1)	11.75	09/01/30	40,000	38,487
SESI LLC(1)	7.88	09/30/30	55,000	55,497
Star Holding LLC(1)	8.75	08/01/31	25,000	25,092
Tidewater, Inc.(1)	9.13	07/15/30	45,000	48,707
Viridien(1)	10.00	10/15/30	30,000	32,312
				200,095
PACKAGING & CONTAINERS – 2.1%
Ardagh Group SA(1)	9.50	12/01/30	110,000	118,940
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	40,000	38,496
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.25	01/30/31	45,000	46,272
Clearwater Paper Corp.(1)	4.75	08/15/28	20,000	18,926
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	80,000	80,124
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/30	185,000	188,620
OI European Group BV(1)	4.75	02/15/30	25,000	24,212
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	45,000	45,261
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	52,000	52,988
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	20,000	20,423
Trivium Packaging Finance BV(1)	8.25	07/15/30	41,000	43,775
				678,037
PHARMACEUTICALS – 2.7%
1261229 BC Ltd.(1)	10.00	04/15/32	420,000	431,450
Accendra Health, Inc.(1)	4.50	03/31/29	30,000	19,763
Accendra Health, Inc.(1)	6.63	04/01/30	35,000	19,717
Amneal Pharmaceuticals LLC(1)	6.88	08/01/32	45,000	47,440

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 2.7% (Continued)
BellRing Brands, Inc.(1)	7.00	03/15/30	$55,000	$56,564
Grifols SA(1)	4.75	10/15/28	50,000	49,287
Harrow, Inc.(1)	8.63	09/15/30	20,000	20,891
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	45,000	42,751
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	110,000	99,979
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	35,000	32,945
Paradigm Parent LLC & Paradigm Parent Co.-Issuer, Inc.(1)	8.75	04/17/32	30,000	26,812
				847,599
PIPELINES – 3.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	35,000	36,493
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	35,000	37,128
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	30,000	30,216
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.38	06/30/33	50,000	51,447
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	70,000	73,248
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	50,000	50,241
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	50,000	52,205
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	45,000	46,986
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	35,000	36,505
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	35,000	36,855
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	30,000	30,517
Global Partners LP/GLP Finance Corp.(1)	7.13	07/01/33	30,000	30,750
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	30,000	31,640
Golar LNG Ltd.(1)	7.50	10/02/30	35,000	35,054
ITT Holdings LLC(1)	6.50	08/01/29	80,000	77,182
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	30,000	31,319
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	60,000	62,298
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	90,000	94,255
Prairie Acquiror LP(1)	9.00	08/01/29	30,000	31,137
Summit Midstream Holdings LLC(1)	8.63	10/31/29	55,000	57,494
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	55,000	55,011
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	55,000	55,847
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	35,000	35,243
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.75	03/15/34	45,000	45,824
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	50,000	51,860
				1,176,755
REAL ESTATE – 1.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	39,400	39,917
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	9.75	04/15/30	35,000	38,223
CoreLogic, Inc.(1)	4.50	05/01/28	45,000	44,196
Five Point Operating Co. LP(1)	8.00	10/01/30	35,000	36,397
Hunt Cos, Inc.(1)	5.25	04/15/29	45,000	44,091
Kennedy-Wilson, Inc.	4.75	03/01/29	40,000	39,173
Kennedy-Wilson, Inc.	4.75	02/01/30	45,000	43,285
Kennedy-Wilson, Inc.	5.00	03/01/31	45,000	43,260
				328,542

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 2.4%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	$30,000	$29,910
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	30,000	32,176
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	32,000	31,621
Diversified Healthcare Trust	4.38	03/01/31	40,000	35,719
Diversified Healthcare Trust(1)	7.25	10/15/30	25,000	25,780
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM(1)	7.38	09/30/30	30,000	30,358
Hudson Pacific Properties LP	3.25	01/15/30	25,000	21,230
Hudson Pacific Properties LP	3.95	11/01/27	30,000	28,858
Hudson Pacific Properties LP	4.65	04/01/29	30,000	27,523
Hudson Pacific Properties LP	5.95	02/15/28	25,000	24,607
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	105,000	112,553
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	25,000	25,574
Rithm Capital Corp.(1)	8.00	04/01/29	50,000	51,113
Rithm Capital Corp.(1)	8.00	07/15/30	35,000	35,809
Service Properties Trust	5.50	12/15/27	25,000	24,818
Service Properties Trust	8.38	06/15/29	50,000	50,636
Service Properties Trust(1)	8.63	11/15/31	70,000	73,570
Service Properties Trust	8.88	06/15/32	35,000	34,768
XHR LP(1)	4.88	06/01/29	30,000	29,591
XHR LP(1)	6.63	05/15/30	35,000	36,190
				762,404
RETAIL – 4.6%
Bath & Body Works, Inc.	6.95	03/01/33	20,000	19,955
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(1)	9.50	07/01/32	35,000	33,386
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	25,000	22,223
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	20,000	19,823
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	45,000	48,120
EG Global Finance PLC(1)	12.00	11/30/28	70,000	75,810
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	60,000	57,751
Ferrellgas LP/Ferrellgas Finance Corp.(1)	9.25	01/15/31	40,000	41,379
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	70,000	67,732
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	35,000	34,810
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	40,000	38,663
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	40,000	42,433
Kohl’s Corp.	5.13	05/01/31	35,000	29,992
Kohl’s Corp.	5.55	07/17/45	30,000	20,244
LBM Acquisition LLC(1)	9.50	06/15/31	65,000	68,534
LCM Investments Holdings II LLC(1)	4.88	05/01/29	65,000	64,086
LCM Investments Holdings II LLC(1)	8.25	08/01/31	60,000	63,242
Men’s Wearhouse LLC(1)	9.00	02/01/31	35,000	36,434
Michaels Cos, Inc.(1)	5.25	05/01/28	60,000	59,385
Papa John’s International, Inc.(1)	3.88	09/15/29	30,000	28,796
Park River Holdings, Inc.(1)	8.00	03/15/31	55,000	56,715
Petco Health & Wellness Co., Inc.(1)	8.25	02/01/31	45,000	45,160
PetSmart LLC/PetSmart Finance Corp.(1)	7.50	09/15/32	135,000	138,520
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	30,000	29,923

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.6% (Continued)
Staples, Inc.(1)	10.75	09/01/29	$175,000	$172,130
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	40,000	38,439
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	6.50	12/15/35	25,000	24,887
Victoria’s Secret & Co.(1)	4.63	07/15/29	45,000	44,032
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	30,000	31,606
				1,454,210
SEMICONDUCTORS – 0.2%
ams-OSRAM AG(1)	12.25	03/30/29	50,000	53,379

SOFTWARE – 4.0%
Capstone Borrower, Inc.(1)	8.00	06/15/30	60,000	55,841
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	50,000	38,930
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	50,000	38,372
Cloud Software Group, Inc.(1)	9.00	09/30/29	270,000	272,957
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	25,000	25,086
CoreWeave, Inc.(1)	9.00	02/01/31	120,000	116,821
CoreWeave, Inc.(1)	9.25	06/01/30	145,000	142,930
Dye & Durham Ltd.(1)	8.63	04/15/29	40,000	36,015
Ellucian Holdings, Inc.(1)	6.50	12/01/29	45,000	44,395
Pagaya US Holdings Co. LLC(1)	8.88	08/01/30	30,000	26,844
Rocket Software, Inc.(1)	9.00	11/28/28	50,000	49,939
SS&C Technologies, Inc.(1)	5.50	09/30/27	145,000	144,959
SS&C Technologies, Inc.(1)	6.50	06/01/32	50,000	51,661
UKG, Inc.(1)	6.88	02/01/31	180,000	179,999
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	40,000	36,602
				1,261,351
TELECOMMUNICATIONS – 5.5%
Africell Holding Ltd.(1)	10.50	10/23/29	20,000	20,101
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	135,000	143,453
Connect Holding II LLC(1)	10.50	04/03/31	160,000	157,162
EchoStar Corp.	10.75	11/30/29	385,000	422,254
GCI LLC(1)	4.75	10/15/28	35,000	34,300
GoTo Group, Inc.(1)	5.50	05/01/28	25,000	20,937
Iliad Holding SAS(1)	7.00	10/15/28	60,000	60,734
Iliad Holding SAS(1)	7.00	04/15/32	60,000	61,573
Iliad Holding SAS(1)	8.50	04/15/31	65,000	69,644
Level 3 Financing, Inc.(1)	4.88	06/15/29	50,000	47,687
Level 3 Financing, Inc.(1)	6.88	06/30/33	140,000	144,349
Level 3 Financing, Inc.(1)	7.00	03/31/34	170,000	176,225
Lumen Technologies, Inc.(1)	4.13	04/15/29	25,000	25,000
Lumen Technologies, Inc.(1)	4.13	04/15/30	20,000	20,000
Lumen Technologies, Inc.(1)	10.00	10/15/32	25,000	25,000
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	40,000	39,935
Uniti Services LLC(1)	7.50	10/15/33	100,000	103,295
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	28,542
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	155,000	162,462
				1,762,653

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.5%
Beacon Mobility Corp.(1)	7.25	08/01/30	$40,000	$41,900
Star Leasing Co. LLC(1)	7.63	02/15/30	50,000	47,894
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	65,000	68,179
				157,973
TOTAL CORPORATE BONDS (Cost – $30,519,978)				30,858,556

SHORT-TERM INVESTMENTS – 2.3%
TIME DEPOSITS – 2.3%
JP Morgan Chase, New York	2.98	02/02/26	724,822	724,822
TOTAL SHORT-TERM INVESTMENTS (Cost – $724,822)				724,822

TOTAL INVESTMENTS – 99.5% (Cost – $31,244,800)				$31,583,378
OTHER ASSETS LESS LIABILITIES – 0.5%				148,394
NET ASSETS – 100.0%				$31,731,772

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $28,201,000 and represents 88.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$30,858,556	$–	$30,858,556
Time Deposits	–	724,822	–	724,822
Total Investments	$–	$31,583,378	$–	$31,583,378

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

			Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*			119	$596
TOTAL COMMON STOCKS (Cost – $1,475)				596

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.3%
ADVERTISING – 2.4%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$3,220,000	3,188,655
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	3,019,000	3,021,681
CMG Media Corp.(1)	8.88	06/18/29	1,735,000	1,504,470
				7,714,806
AUTO MANUFACTURERS – 1.4%
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	3,220,000	2,876,360
PM General Purchaser LLC(1)	9.50	10/01/28	1,960,000	1,799,652
				4,676,012
AUTO PARTS & EQUIPMENT – 0.5%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	1,990,000	1,774,487

BANKS – 0.3%
Armor Holdco, Inc.(1)	8.50	11/15/29	1,054,000	1,065,394

BIOTECHNOLOGY – 0.4%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	1,326,000	1,188,656

BUILDING MATERIALS – 2.3%
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	2,230,000	1,735,372
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	765,000	338,401
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	1,555,000	1,175,842
JELD-WEN, Inc.(1)	4.88	12/15/27	1,215,000	1,068,756
JELD-WEN, Inc.(1)	7.00	09/01/32	1,041,000	653,071
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	1,765,000	1,045,763
Wilsonart LLC(1)	11.00	08/15/32	1,510,000	1,380,678
				7,397,883
CHEMICALS – 3.9%
Innophos Holdings, Inc.(1)	11.50	06/15/29	1,390,000	1,366,766
Mativ Holdings, Inc.(1)	8.00	10/01/29	1,207,000	1,217,150
Olympus Water US Holding Corp.(1)	6.25	10/01/29	1,205,000	1,180,141
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	2,135,000	2,135,827
Tronox, Inc.(1)	4.63	03/15/29	3,245,000	2,496,971
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	2,223,000	844,740
WR Grace Holdings LLC(1)	5.63	08/15/29	3,490,000	3,337,293
				12,578,888
COAL – 0.3%
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	1,205,000	1,141,488

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 5.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	$2,920,000	$2,897,428
Champions Financing, Inc.(1)	8.75	02/15/29	1,860,000	1,805,688
Garda World Security Corp.(1)	6.00	06/01/29	1,510,000	1,486,943
Garda World Security Corp.(1)	8.25	08/01/32	1,660,000	1,697,267
Garda World Security Corp.(1)	8.38	11/15/32	3,040,000	3,123,345
Hertz Corp.(1)	5.00	12/01/29	3,066,000	2,022,166
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	2,195,000	2,192,184
OT Midco, Inc.(1)	10.00	02/15/30	1,895,000	888,389
Signal Parent, Inc.(1)	6.13	04/01/29	873,000	357,930
				16,471,340
COMPUTERS – 2.2%
Ahead DB Holdings LLC(1)	6.63	05/01/28	1,205,000	1,195,194
McAfee Corp.(1)	7.38	02/15/30	5,970,000	4,757,428
Virtusa Corp.(1)	7.13	12/15/28	1,055,000	1,036,008
				6,988,630
DISTRIBUTION/WHOLESALE – 0.5%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	1,508,000	1,506,644

DIVERSIFIED FINANCIAL SERVICES – 3.8%
Aretec Group, Inc.(1)	7.50	04/01/29	1,205,000	1,202,964
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	1,205,000	1,054,375
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	755,000	763,494
Hightower Holding LLC(1)	6.75	04/15/29	905,000	908,969
Hightower Holding LLC(1)	9.13	01/31/30	1,215,000	1,288,547
LD Holdings Group LLC(1)	6.13	04/01/28	1,505,000	1,427,372
LD Holdings Group LLC(1)	8.75	11/01/27	1,027,000	1,024,937
Osaic Holdings, Inc.(1)	8.00	08/01/33	2,205,000	2,286,706
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	2,151,000	2,202,581
				12,159,945
ENGINEERING & CONSTRUCTION – 1.8%
Artera Services LLC(1)	8.50	02/15/31	1,812,000	1,474,047
Brand Industrial Services, Inc.(1)	10.38	08/01/30	4,380,000	4,204,755
				5,678,802
ENTERTAINMENT – 2.8%
Affinity Interactive(1)	6.88	12/15/27	1,625,000	976,081
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	1,788,000	742,020
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	1,085,000	847,502
Motion Bondco DAC(1)	6.63	11/15/27	1,235,000	1,172,974
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	2,265,000	1,675,364
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	2,270,000	1,459,496
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	2,450,000	2,237,366
				9,110,803
ENVIRONMENTAL CONTROL – 1.0%
Madison IAQ LLC(1)	5.88	06/30/29	3,175,000	3,173,053

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.7%
B&G Foods, Inc.	5.25	09/15/27	$1,535,000	$1,484,950
C&S Group Enterprises LLC(1)	5.00	12/15/28	1,205,000	1,135,914
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	1,510,000	1,572,363
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	1,360,000	1,379,167
TreeHouse Foods, Inc.	4.00	09/01/28	1,510,000	1,507,089
United Natural Foods, Inc.(1)	6.75	10/15/28	1,511,000	1,515,264
				8,594,747
FOOD SERVICE – 0.7%
TKC Holdings, Inc.(1)	10.50	05/15/29	2,085,000	2,157,687

FOREST PRODUCTS & PAPER – 0.8%
Mercer International, Inc.	5.13	02/01/29	2,650,000	1,639,776
Mercer International, Inc.(1)	12.88	10/01/28	1,250,000	915,455
				2,555,231
HEALTHCARE-SERVICES – 5.0%
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	3,530,000	2,908,161
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	3,580,000	3,295,032
LifePoint Health, Inc.(1)	5.38	01/15/29	1,510,000	1,467,534
LifePoint Health, Inc.(1)	10.00	06/01/32	2,440,000	2,577,298
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	2,350,000	2,011,189
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	3,720,000	3,749,993
				16,009,207
HOME FURNISHINGS – 0.7%
FXI Holdings, Inc.(1)	11.00	11/15/30	1,795,000	1,662,619
FXI Holdings, Inc.(1)	14.00	11/15/29	1,097,125	636,376
				2,298,995
HOUSEHOLD PRODUCTS/WARES – 0.4%
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	1,660,000	1,172,375

INSURANCE – 7.9%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	1,520,000	1,502,307
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	2,842,000	2,948,527
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	1,507,000	1,577,401
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	1,130,000	1,127,324
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	3,370,000	3,381,569
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	1,760,000	1,824,182
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.(1)	7.50	07/15/33	1,055,000	1,076,353
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	4,965,000	5,123,772
Broadstreet Partners Group LLC(1)	5.88	04/15/29	2,210,000	2,206,193
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	1,510,000	1,540,226
Jones Deslauriers Insurance Management, Inc.(1)	6.88	10/01/33	1,205,000	1,175,433
USI, Inc./NY(1)	7.50	01/15/32	1,895,000	1,986,187
				25,469,474

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.1%
Arches Buyer, Inc.(1)	6.13	12/01/28	$1,510,000	$1,477,631
Cablevision Lightpath LLC(1)	5.63	09/15/28	1,250,000	1,250,846
Newfold Digital Holdings Group, Inc.(1)	11.75	04/30/29	9,250	8,441
Newfold Digital Holdings Group, Inc.(1)	11.75	04/30/29	1,400,000	870,800
				3,607,718
IRON/STEEL – 0.7%
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	2,074,000	2,176,425

LEISURE TIME – 0.4%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	1,545,000	1,250,638

LODGING – 0.4%
Full House Resorts, Inc.(1)	8.25	02/15/28	1,265,000	1,157,475

MACHINERY-DIVERSIFIED – 1.7%
GrafTech Finance, Inc.(1)	4.63	12/23/29	1,505,000	1,121,544
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	1,390,000	1,189,302
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	1,510,000	1,610,614
SPX FLOW, Inc.(1)	8.75	04/01/30	1,507,000	1,549,332
				5,470,792
MEDIA – 12.3%
AMC Networks, Inc.	4.25	02/15/29	833,000	731,902
Block Communications, Inc.(1)	4.88	03/01/28	905,000	888,734
CSC Holdings LLC(1)	3.38	02/15/31	835,000	498,472
CSC Holdings LLC(1)	4.13	12/01/30	985,000	598,155
CSC Holdings LLC(1)	4.50	11/15/31	1,304,000	792,243
CSC Holdings LLC(1)	5.38	02/01/28	840,000	627,638
CSC Holdings LLC(1)	5.50	04/15/27	1,160,000	1,024,760
CSC Holdings LLC(1)	6.50	02/01/29	1,450,000	929,656
CSC Holdings LLC(1)	11.25	05/15/28	840,000	673,941
CSC Holdings LLC(1)	11.75	01/31/29	1,693,700	1,236,047
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	786,000	222,045
DISH DBS Corp.	5.13	06/01/29	2,025,000	1,793,851
DISH DBS Corp.(1)	5.75	12/01/28	3,400,000	3,293,044
DISH DBS Corp.	7.38	07/01/28	1,351,000	1,298,860
EW Scripps Co.(1)	9.88	08/15/30	2,315,000	2,308,640
Gray Media, Inc.(1)	4.75	10/15/30	1,825,000	1,410,242
Gray Media, Inc.(1)	5.38	11/15/31	2,895,000	2,153,088
Gray Media, Inc.(1)	9.63	07/15/32	2,705,000	2,790,901
iHeartCommunications, Inc.(1)	4.75	01/15/28	840,000	765,045
iHeartCommunications, Inc.(1)	7.75	08/15/30	1,959,100	1,678,606
iHeartCommunications, Inc.(1)	9.13	05/01/29	2,229,750	2,108,998
iHeartCommunications, Inc.(1)	10.88	05/01/30	2,053,000	1,704,862
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	2,475,000	1,653,979
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	3,505,000	2,448,015
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	1,930,000	1,953,177
Scripps Escrow II, Inc.(1)	5.38	01/15/31	1,185,000	884,917
Sinclair Television Group, Inc.(1)	5.50	03/01/30	1,490,000	1,320,706

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 12.3% (Continued)
Sinclair Television Group, Inc.(1)	9.75	02/15/33	$1,305,000	$1,445,287
Urban One, Inc.(1)	7.63	04/01/31	895,000	402,123
				39,637,934
OFFICE/BUSINESS EQUIPMENT – 0.7%
Xerox Corp.	4.80	03/01/35	755,000	207,543
Xerox Corp.	6.75	12/15/39	1,073,000	337,117
Xerox Holdings Corp.(1)	5.50	08/15/28	2,336,000	1,039,724
Xerox Holdings Corp.(1)	8.88	11/30/29	1,520,000	565,536
				2,149,920
OIL & GAS – 2.6%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	981,000	1,011,342
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	02/15/31	1,250,000	1,289,975
Transocean International Ltd.	6.80	03/15/38	1,360,000	1,223,015
Transocean International Ltd.	7.50	04/15/31	930,000	917,035
Transocean International Ltd.(1)	8.25	05/15/29	2,020,000	2,059,218
Transocean International Ltd.(1)	8.50	05/15/31	2,017,000	2,054,482
				8,555,067
OIL & GAS SERVICES – 0.1%
Nine Energy Service, Inc.	13.00	02/01/28	906,000	226,052

PACKAGING & CONTAINERS – 4.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	3,195,000	3,036,697
Iris Holding, Inc.(1)	10.00	12/15/28	1,205,000	1,091,910
LABL, Inc.(1),(2)	5.88	11/01/28	1,491,000	685,860
LABL, Inc.(1),(2)	8.25	11/01/29	1,400,000	70,000
LABL, Inc.(1),(2)	8.63	10/01/31	2,860,000	1,315,600
LABL, Inc.(1),(2)	9.50	11/01/28	910,000	418,600
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/30	3,950,000	3,888,749
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	1,870,000	1,874,879
Trivium Packaging Finance BV(1)	12.25	01/15/31	1,810,000	1,981,993
				14,364,288
PHARMACEUTICALS – 1.9%
Bausch Health Americas, Inc.(1)	8.50	01/31/27	788,000	784,541
Bausch Health Cos, Inc.(1)	4.88	06/01/28	999,000	924,834
Bausch Health Cos, Inc.(1)	5.00	01/30/28	540,000	462,712
Bausch Health Cos, Inc.(1)	5.00	02/15/29	590,000	450,368
Bausch Health Cos, Inc.(1)	5.25	01/30/30	980,000	698,176
Bausch Health Cos, Inc.(1)	5.25	02/15/31	565,000	370,567
Bausch Health Cos, Inc.(1)	6.25	02/15/29	930,000	736,932
Bausch Health Cos, Inc.(1)	7.25	05/30/29	380,000	302,421
Bausch Health Cos, Inc.(1)	11.00	09/30/28	1,088,000	1,131,950
Bausch Health Cos, Inc.(1)	14.00	10/15/30	430,000	433,225
				6,295,726
PIPELINES – 0.5%
TransMontaigne Partners LLC(1)	8.50	06/15/30	1,510,000	1,567,536

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.9%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	$1,355,000	$1,293,356
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	1,710,000	1,688,411
				2,981,767
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.8%
Diversified Healthcare Trust	4.75	02/15/28	1,510,000	1,458,391
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	2,625,000	1,947,340
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	1,870,000	1,604,823
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	2,860,000	2,797,981
Service Properties Trust	3.95	01/15/28	1,205,000	1,141,228
Service Properties Trust	4.38	02/15/30	1,205,000	1,044,044
Service Properties Trust	4.95	10/01/29	1,305,000	1,152,085
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	1,015,000	967,609
				12,113,501
RETAIL – 6.1%
Arko Corp.(1)	5.13	11/15/29	1,360,000	1,186,594
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	3,495,000	3,307,390
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1),(2)	7.00	08/15/28	1,170,000	581,456
LBM Acquisition LLC(1)	6.25	01/15/29	2,215,000	2,047,684
Michaels Cos, Inc.(1)	7.88	05/01/29	2,970,000	2,896,577
Park River Holdings, Inc.(1)	8.75	12/31/30	1,624,459	1,621,617
PetSmart LLC/PetSmart Finance Corp.(1)	10.00	09/15/33	2,315,000	2,410,871
QVC, Inc.	5.45	08/15/34	1,205,000	475,975
QVC, Inc.	5.95	03/15/43	905,000	348,425
QVC, Inc.(1)	6.88	04/15/29	1,877,000	788,340
Staples, Inc.(1)	12.75	01/15/30	2,515,847	2,062,434
White Capital Supply Holdings LLC(1)	7.38	11/15/30	1,985,000	2,063,007
				19,790,370
SOFTWARE – 2.5%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	6,405,000	6,217,519
Rackspace Finance LLC(1)	3.50	05/15/28	956,500	253,473
Rocket Software, Inc.(1)	6.50	02/15/29	1,760,000	1,570,097
West Technology Group LLC(1)	8.50	04/10/27	1,020,000	127,500
				8,168,589
TELECOMMUNICATIONS – 9.6%
Altice Financing SA(1)	5.00	01/15/28	2,870,000	2,086,226
Altice Financing SA(1)	5.75	08/15/29	4,850,000	3,494,056
Altice Financing SA(1)	9.63	07/15/27	913,000	708,026
Altice France Lux 3/Altice Holdings 1(1)	10.00	01/15/33	900,000	870,395
Altice France SA(1)	6.50	10/15/31	341,715	333,376
Altice France SA(1)	6.50	04/15/32	1,748,833	1,709,143
Altice France SA(1)	6.88	10/15/30	790,579	777,885
Altice France SA(1)	6.88	07/15/32	1,376,604	1,345,043
Altice France SA(1)	9.50	11/01/29	1,213,555	1,246,129
GoTo Group, Inc.(1)	5.50	05/01/28	1,239,349	424,477
Level 3 Financing, Inc.(1)	3.63	01/15/29	730,000	680,813
Level 3 Financing, Inc.(1)	3.75	07/15/29	905,000	838,256

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 9.6% (Continued)
Level 3 Financing, Inc.(1)	8.50	01/15/36	$4,720,000	$4,836,555
Lumen Technologies, Inc.(1)	4.50	01/15/29	905,000	852,792
Lumen Technologies, Inc.	7.60	09/15/39	1,075,000	1,061,562
Lumen Technologies, Inc.	7.65	03/15/42	860,000	838,302
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	1,610,000	1,567,312
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	8.63	06/15/32	2,315,000	2,339,387
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	8.63	06/15/32	1,500,000	1,512,728
Viasat, Inc.(1)	6.50	07/15/28	1,205,000	1,190,530
Viasat, Inc.(1)	7.50	05/30/31	2,235,000	2,173,207
				30,886,200
TRANSPORTATION – 0.6%
Brightline East LLC(1)	11.00	01/31/30	3,375,000	945,678
Carriage Purchaser, Inc.(1)	7.88	10/15/29	905,000	900,884
				1,846,562
TOTAL CORPORATE BONDS (Cost – $320,678,405)				313,131,107

SHORT-TERM INVESTMENTS – 3.8%
TIME DEPOSITS – 3.8%
Sumitomo Mitsui Trust Bank, London	2.98	02/02/26	12,275,366	12,275,366
TOTAL SHORT-TERM INVESTMENTS (Cost – $12,275,366)				12,275,366

TOTAL INVESTMENTS – 101.1% (Cost – $332,955,246)				$325,407,069
OTHER ASSETS LESS LIABILITIES – (1.1)%				(3,427,177)
NET ASSETS – 100.0%				$321,979,892

*	Non-income producing security.
(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $287,893,761 and represents 89.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$596	$–	$–	$596
Corporate Bonds	–	313,131,107	–	313,131,107
Time Deposits	–	12,275,366	–	12,275,366
Total Investments	$596	$325,406,473	$–	$325,407,069

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.6%
ADVERTISING – 0.2%
Omnicom Group, Inc.	2.45	04/30/30	$90,000	$83,425
Omnicom Group, Inc.	4.20	06/01/30	85,000	84,514
Omnicom Group, Inc.	4.75	03/30/30	80,000	80,768
				248,707
AEROSPACE/DEFENSE – 2.5%
Boeing Co.	2.70	02/01/27	130,000	128,434
Boeing Co.	2.95	02/01/30	105,000	99,690
Boeing Co.	3.20	03/01/29	130,000	126,318
Boeing Co.	3.25	02/01/28	145,000	142,877
Boeing Co.	5.04	05/01/27	275,000	277,913
Boeing Co.	5.15	05/01/30	605,000	621,900
Boeing Co.	6.26	05/01/27	130,000	133,339
Boeing Co.	6.30	05/01/29	200,000	212,530
HEICO Corp.	5.25	08/01/28	85,000	87,400
Howmet Aerospace, Inc.	3.00	01/15/29	100,000	97,297
L3Harris Technologies, Inc.	1.80	01/15/31	75,000	66,650
L3Harris Technologies, Inc.	4.40	06/15/28	120,000	120,927
L3Harris Technologies, Inc.	4.40	06/15/28	120,000	120,976
L3Harris Technologies, Inc.	5.05	06/01/29	105,000	107,934
Northrop Grumman Corp.	3.20	02/01/27	100,000	99,451
Northrop Grumman Corp.	3.25	01/15/28	265,000	261,866
Northrop Grumman Corp.	4.40	05/01/30	100,000	100,787
Northrop Grumman Corp.	4.60	02/01/29	70,000	71,165
Northrop Grumman Corp.	4.65	07/15/30	65,000	66,117
RTX Corp.	2.25	07/01/30	130,000	119,973
RTX Corp.	3.13	05/04/27	145,000	143,672
RTX Corp.	3.50	03/15/27	155,000	154,346
RTX Corp.	4.13	11/16/28	400,000	401,888
RTX Corp.	5.75	01/15/29	70,000	73,371
Spirit AeroSystems, Inc.	4.60	06/15/28	100,000	100,721
				3,937,542
AGRICULTURE – 1.4%
Altria Group, Inc.	3.40	05/06/30	95,000	91,651
Altria Group, Inc.	4.50	08/06/30	70,000	70,540
Altria Group, Inc.	4.80	02/14/29	255,000	259,568
Altria Group, Inc.	4.88	02/04/28	60,000	61,086
Altria Group, Inc.	6.20	11/01/28	75,000	79,045
BAT Capital Corp.	2.26	03/25/28	235,000	226,629
BAT Capital Corp.	3.46	09/06/29	75,000	73,157
BAT Capital Corp.	3.56	08/15/27	305,000	303,147
BAT Capital Corp.	4.70	04/02/27	120,000	120,870
BAT Capital Corp.	4.91	04/02/30	125,000	127,605
BAT Capital Corp.	6.34	08/02/30	135,000	145,943
BAT International Finance PLC	4.45	03/16/28	140,000	141,156
BAT International Finance PLC	5.93	02/02/29	135,000	141,733

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 1.4% (Continued)
Bunge Ltd. Finance Corp.	3.75	09/25/27	$85,000	$84,778
Bunge Ltd. Finance Corp.	4.20	09/17/29	105,000	105,152
Bunge Ltd. Finance Corp.	4.55	08/04/30	90,000	90,728
				2,122,788
AIRLINES – 0.4%
Delta Air Lines, Inc.	4.95	07/10/28	140,000	142,459
Delta Air Lines, Inc.	5.25	07/10/30	135,000	138,358
Southwest Airlines Co.	2.63	02/10/30	70,000	65,159
Southwest Airlines Co.	4.38	11/15/28	100,000	100,561
Southwest Airlines Co.	5.13	06/15/27	228,000	230,796
				677,333
APPAREL – 0.1%
PVH Corp.	5.50	06/13/30	75,000	76,268
Tapestry, Inc.	5.10	03/11/30	100,000	102,541
				178,809
AUTO MANUFACTURERS – 4.8%
Ford Motor Credit Co. LLC	2.90	02/16/28	95,000	91,966
Ford Motor Credit Co. LLC	2.90	02/10/29	105,000	99,525
Ford Motor Credit Co. LLC	3.82	11/02/27	105,000	103,926
Ford Motor Credit Co. LLC	4.00	11/13/30	220,000	209,332
Ford Motor Credit Co. LLC	4.13	08/17/27	165,000	164,230
Ford Motor Credit Co. LLC	4.95	05/28/27	200,000	201,179
Ford Motor Credit Co. LLC	4.97	04/06/29	190,000	191,027
Ford Motor Credit Co. LLC	5.11	05/03/29	200,000	201,606
Ford Motor Credit Co. LLC	5.30	09/06/29	135,000	136,848
Ford Motor Credit Co. LLC	5.73	09/05/30	165,000	168,953
Ford Motor Credit Co. LLC	5.80	03/05/27	200,000	202,819
Ford Motor Credit Co. LLC	5.80	03/08/29	215,000	221,067
Ford Motor Credit Co. LLC	5.85	05/17/27	195,000	198,254
Ford Motor Credit Co. LLC	5.88	11/07/29	165,000	170,239
Ford Motor Credit Co. LLC	5.92	03/20/28	125,000	128,216
Ford Motor Credit Co. LLC	6.80	11/07/28	200,000	210,669
Ford Motor Credit Co. LLC	6.80	05/12/28	205,000	214,559
Ford Motor Credit Co. LLC	7.20	06/10/30	120,000	129,116
Ford Motor Credit Co. LLC	7.35	11/04/27	205,000	214,136
Ford Motor Credit Co. LLC	7.35	03/06/30	160,000	172,816
General Motors Co.	4.20	10/01/27	100,000	100,196
General Motors Co.	5.00	10/01/28	100,000	101,959
General Motors Co.	5.35	04/15/28	100,000	102,555
General Motors Co.	5.40	10/15/29	140,000	145,128
General Motors Co.	5.63	04/15/30	105,000	109,424
General Motors Co.	6.80	10/01/27	145,000	150,730
General Motors Financial Co., Inc.	2.35	02/26/27	140,000	137,622
General Motors Financial Co., Inc.	2.35	01/08/31	130,000	117,219
General Motors Financial Co., Inc.	2.40	04/10/28	130,000	125,458
General Motors Financial Co., Inc.	2.40	10/15/28	140,000	133,900
General Motors Financial Co., Inc.	2.70	08/20/27	130,000	127,400
General Motors Financial Co., Inc.	3.60	06/21/30	155,000	149,655

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 4.8% (Continued)
General Motors Financial Co., Inc.	4.20	10/27/28	$135,000	$135,376
General Motors Financial Co., Inc.	4.30	04/06/29	145,000	145,215
General Motors Financial Co., Inc.	4.60	01/08/31	120,000	120,040
General Motors Financial Co., Inc.	4.90	10/06/29	130,000	132,240
General Motors Financial Co., Inc.	5.00	04/09/27	160,000	161,605
General Motors Financial Co., Inc.	5.00	07/15/27	65,000	65,849
General Motors Financial Co., Inc.	5.05	04/04/28	170,000	173,371
General Motors Financial Co., Inc.	5.35	07/15/27	140,000	142,505
General Motors Financial Co., Inc.	5.35	01/07/30	155,000	160,177
General Motors Financial Co., Inc.	5.40	05/08/27	170,000	172,786
General Motors Financial Co., Inc.	5.45	07/15/30	130,000	135,142
General Motors Financial Co., Inc.	5.55	07/15/29	170,000	176,578
General Motors Financial Co., Inc.	5.65	01/17/29	70,000	72,559
General Motors Financial Co., Inc.	5.80	06/23/28	195,000	202,056
General Motors Financial Co., Inc.	5.80	01/07/29	205,000	213,837
General Motors Financial Co., Inc.	5.85	04/06/30	130,000	136,611
General Motors Financial Co., Inc.	6.00	01/09/28	125,000	129,260
				7,406,936
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv Swiss Holdings Ltd.	4.65	09/13/29	75,000	76,586
BorgWarner, Inc.	2.65	07/01/27	150,000	147,236
BorgWarner, Inc.	4.95	08/15/29	70,000	71,629
Lear Corp.	3.80	09/15/27	75,000	74,693
				370,144
BANKS – 8.3%
Banco Santander SA	2.75	12/03/30	195,000	177,887
Bank of Montreal	3.80	12/15/32	165,000	163,357
Barclays PLC	2.65	06/24/31	140,000	129,896
Barclays PLC	3.56	09/23/35	130,000	123,031
Barclays PLC	4.34	01/10/28	180,000	180,513
Barclays PLC	4.48	11/11/29	205,000	206,266
Barclays PLC	4.84	05/09/28	270,000	272,142
Barclays PLC	4.84	09/10/28	135,000	136,580
Barclays PLC	4.94	09/10/30	200,000	203,753
Barclays PLC	4.97	05/16/29	250,000	254,327
Barclays PLC	5.09	02/25/29	170,000	173,290
Barclays PLC	5.09	06/20/30	205,000	208,832
Barclays PLC	5.37	02/25/31	230,000	237,416
Barclays PLC	5.50	08/09/28	230,000	234,861
Barclays PLC	5.67	03/12/28	165,000	167,808
Barclays PLC	5.69	03/12/30	265,000	276,012
Barclays PLC	6.49	09/13/29	165,000	174,248
Barclays PLC	7.39	11/02/28	200,000	211,034
Citigroup, Inc.	4.13	07/25/28	290,000	290,326
Citigroup, Inc.	4.45	09/29/27	515,000	518,494
Citigroup, Inc.	5.59	11/19/34	165,000	169,839
Citizens Financial Group, Inc.	3.25	04/30/30	95,000	90,870

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.3% (Continued)
Citizens Financial Group, Inc.	5.25	03/05/31	$105,000	$107,680
Citizens Financial Group, Inc.	5.84	01/23/30	165,000	172,189
Comerica, Inc.	4.00	02/01/29	80,000	79,574
Comerica, Inc.	5.98	01/30/30	140,000	146,358
Deutsche Bank AG/New York, NY	3.55	09/18/31	220,000	209,522
Deutsche Bank AG/New York, NY	3.73	01/14/32	160,000	151,816
Deutsche Bank AG/New York, NY	4.88	12/01/32	130,000	130,660
Deutsche Bank AG/New York, NY	4.95	08/04/31	220,000	222,639
Deutsche Bank AG/New York, NY	5.00	09/11/30	165,000	167,921
Deutsche Bank AG/New York, NY	5.30	05/09/31	215,000	220,351
Deutsche Bank AG/New York, NY	5.37	01/10/29	165,000	168,554
Deutsche Bank AG/New York, NY	5.71	02/08/28	130,000	132,059
Deutsche Bank AG/New York, NY	5.88	07/08/31	65,000	67,472
Deutsche Bank AG/New York, NY	6.72	01/18/29	205,000	214,743
Deutsche Bank AG/New York, NY	6.82	11/20/29	200,000	213,206
Fifth Third Bancorp	2.55	05/05/27	95,000	93,389
Fifth Third Bancorp	3.95	03/14/28	80,000	79,972
Fifth Third Bancorp	4.77	07/28/30	140,000	141,887
Fifth Third Bancorp	4.90	09/06/30	105,000	106,836
Fifth Third Bancorp	5.63	01/29/32	125,000	130,996
Fifth Third Bancorp	6.34	07/27/29	175,000	183,964
Fifth Third Bancorp	6.36	10/27/28	140,000	145,420
First Citizens BancShares, Inc./NC	5.23	03/12/31	70,000	71,006
First Citizens BancShares, Inc./NC	5.60	09/05/35	85,000	85,101
First Horizon Corp.	5.51	03/07/31	65,000	66,965
FNB Corp./PA	5.72	12/11/30	70,000	71,670
Huntington Bancshares, Inc./OH	2.55	02/04/30	110,000	102,688
Huntington Bancshares, Inc./OH	4.44	08/04/28	100,000	100,610
Huntington Bancshares, Inc./OH	4.62	01/28/32	125,000	125,218
Huntington Bancshares, Inc./OH	5.27	01/15/31	155,000	159,514
Huntington Bancshares, Inc./OH	6.21	08/21/29	165,000	173,010
Keybank National Association	5.85	11/15/27	145,000	149,404
KeyCorp	2.25	04/06/27	110,000	107,792
KeyCorp	2.55	10/01/29	100,000	94,708
KeyCorp	4.10	04/30/28	105,000	105,204
KeyCorp	5.12	04/04/31	100,000	102,479
M&T Bank Corp.	4.55	08/16/28	60,000	60,418
M&T Bank Corp.	4.83	01/16/29	70,000	71,142
M&T Bank Corp.	5.18	07/08/31	95,000	97,479
M&T Bank Corp.	5.40	07/30/35	105,000	106,144
M&T Bank Corp.	7.41	10/30/29	135,000	146,375
Morgan Stanley	3.95	04/23/27	280,000	279,964
NatWest Group PLC	3.03	11/28/35	110,000	101,815
NatWest Group PLC	6.48	06/01/34	140,000	147,411
Pinnacle Bank/Nashville TN	5.63	02/15/28	75,000	76,638
Pinnacle Bank/Nashville TN	5.96	01/15/36	65,000	65,515
Pinnacle Financial Partners, Inc.	6.17	11/01/30	65,000	67,807
Regions Financial Corp.	1.80	08/12/28	90,000	85,268

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.3% (Continued)
Regions Financial Corp.	5.72	06/06/30	$110,000	$114,865
Santander Holdings USA, Inc.	4.40	07/13/27	140,000	140,556
Santander Holdings USA, Inc.	5.35	09/06/30	130,000	133,324
Santander Holdings USA, Inc.	5.47	03/20/29	115,000	117,625
Santander Holdings USA, Inc.	5.74	03/20/31	100,000	103,749
Santander Holdings USA, Inc.	6.17	01/09/30	140,000	146,253
Santander Holdings USA, Inc.	6.50	03/09/29	130,000	135,614
Santander Holdings USA, Inc.	6.57	06/12/29	65,000	67,985
Santander Holdings USA, Inc.	7.66	11/09/31	70,000	78,489
Santander UK Group Holdings PLC	3.82	11/03/28	130,000	129,362
Santander UK Group Holdings PLC	4.32	09/22/29	175,000	175,321
Santander UK Group Holdings PLC	4.86	09/11/30	145,000	146,871
Santander UK Group Holdings PLC	5.69	04/15/31	170,000	177,364
Santander UK Group Holdings PLC	6.53	01/10/29	165,000	172,265
Sumitomo Mitsui Financial Group, Inc.	2.14	09/23/30	90,000	81,436
Synchrony Bank	5.63	08/23/27	75,000	76,433
Truist Financial Corp.	3.88	03/19/29	80,000	79,240
Zions Bancorp, N.A.	3.25	10/29/29	60,000	56,679
Zions Bancorp, N.A.	4.70	08/18/28	70,000	70,289
				12,913,055
BEVERAGES – 0.9%
Coca-Cola Consolidated, Inc.	5.25	06/01/29	100,000	103,258
Constellation Brands, Inc.	2.88	05/01/30	75,000	70,844
Constellation Brands, Inc.	3.15	08/01/29	110,000	106,267
Constellation Brands, Inc.	3.50	05/09/27	70,000	69,599
Constellation Brands, Inc.	3.60	02/15/28	90,000	89,333
Constellation Brands, Inc.	4.35	05/09/27	85,000	85,332
Constellation Brands, Inc.	4.65	11/15/28	60,000	60,810
Constellation Brands, Inc.	4.80	05/01/30	75,000	76,309
Keurig Dr Pepper, Inc.	3.20	05/01/30	105,000	99,882
Keurig Dr Pepper, Inc.	3.95	04/15/29	130,000	128,857
Keurig Dr Pepper, Inc.	4.35	05/15/28	75,000	75,344
Keurig Dr Pepper, Inc.	4.60	05/25/28	145,000	146,259
Keurig Dr Pepper, Inc.	4.60	05/15/30	70,000	70,353
Keurig Dr Pepper, Inc.	5.05	03/15/29	95,000	97,054
Keurig Dr Pepper, Inc.	5.10	03/15/27	105,000	106,151
				1,385,652
BIOTECHNOLOGY – 1.7%
Amgen, Inc.	1.65	08/15/28	165,000	156,090
Amgen, Inc.	2.20	02/21/27	230,000	226,095
Amgen, Inc.	2.45	02/21/30	165,000	154,329
Amgen, Inc.	3.00	02/22/29	110,000	106,859
Amgen, Inc.	3.20	11/02/27	140,000	138,557
Amgen, Inc.	4.05	08/18/29	170,000	169,982
Amgen, Inc.	5.15	03/02/28	505,000	516,984
Amgen, Inc.	5.25	03/02/30	365,000	378,815
Biogen, Inc.	2.25	05/01/30	200,000	183,950

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BIOTECHNOLOGY – 1.7% (Continued)
Illumina, Inc.	4.75	12/12/30	$60,000	$60,658
Illumina, Inc.	5.75	12/13/27	65,000	66,939
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	165,000	147,713
Royalty Pharma PLC	1.75	09/02/27	130,000	125,532
Royalty Pharma PLC	2.20	09/02/30	140,000	127,335
Royalty Pharma PLC	5.15	09/02/29	65,000	66,955
				2,626,793
BUILDING MATERIALS – 1.3%
Amrize Finance US LLC	4.60	04/07/27	90,000	90,630
Amrize Finance US LLC	4.70	04/07/28	95,000	96,358
Amrize Finance US LLC	4.95	04/07/30	125,000	127,996
Carlisle Cos, Inc.	2.75	03/01/30	105,000	99,222
Carlisle Cos, Inc.	3.75	12/01/27	85,000	84,703
Carrier Global Corp.	2.49	02/15/27	115,000	113,432
Carrier Global Corp.	2.72	02/15/30	275,000	259,292
CRH SMW Finance DAC	5.13	01/09/30	160,000	164,965
CRH SMW Finance DAC	5.20	05/21/29	100,000	103,270
Fortune Brands Innovations, Inc.	3.25	09/15/29	100,000	96,578
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	85,000	75,999
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	04/19/29	90,000	93,823
Lennox International, Inc.	5.50	09/15/28	75,000	77,444
Martin Marietta Materials, Inc.	2.50	03/15/30	75,000	70,002
Martin Marietta Materials, Inc.	3.50	12/15/27	60,000	59,570
Masco Corp.	1.50	02/15/28	90,000	85,640
Mohawk Industries, Inc.	3.63	05/15/30	75,000	72,990
Mohawk Industries, Inc.	5.85	09/18/28	85,000	88,663
Owens Corning	5.50	06/15/27	65,000	66,268
Vulcan Materials Co.	3.50	06/01/30	95,000	92,066
Vulcan Materials Co.	4.95	12/01/29	75,000	76,988
				2,095,899
CHEMICALS – 1.3%
Albemarle Corp.	4.65	06/01/27	90,000	90,610
Dow Chemical Co.	2.10	11/15/30	115,000	102,099
Dow Chemical Co.	4.80	11/30/28	70,000	71,229
Dow Chemical Co.	4.80	01/15/31	90,000	89,705
Dow Chemical Co.	7.38	11/01/29	91,000	100,342
DuPont de Nemours, Inc.	4.73	11/15/28	65,000	66,260
DuPont de Nemours, Inc.(1)	4.73	11/15/28	136,000	137,862
Eastman Chemical Co.	4.50	12/01/28	70,000	70,697
Eastman Chemical Co.	5.00	08/01/29	95,000	97,073
LYB International Finance II BV	3.50	03/02/27	70,000	69,644
LYB International Finance III LLC	2.25	10/01/30	70,000	62,514
LYB International Finance III LLC	5.13	01/15/31	60,000	60,331
Mosaic Co.	4.05	11/15/27	90,000	90,070
Mosaic Co.	4.35	01/15/29	70,000	70,263
Nutrien Ltd.	2.95	05/13/30	70,000	66,246
Nutrien Ltd.	4.20	04/01/29	100,000	100,024

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 1.3% (Continued)
Nutrien Ltd.	4.90	03/27/28	$105,000	$106,884
PPG Industries, Inc.	3.75	03/15/28	110,000	109,757
Sherwin-Williams Co.	2.30	05/15/30	70,000	64,582
Sherwin-Williams Co.	2.95	08/15/29	115,000	110,625
Sherwin-Williams Co.	3.45	06/01/27	200,000	198,829
Sherwin-Williams Co.	4.30	08/15/28	70,000	70,514
Sherwin-Williams Co.	4.50	08/15/30	70,000	70,679
				2,076,839
COMMERCIAL SERVICES – 1.2%
Block Financial LLC	2.50	07/15/28	60,000	57,518
Block Financial LLC	3.88	08/15/30	90,000	86,735
Equifax, Inc.	3.10	05/15/30	80,000	75,890
Equifax, Inc.	4.80	09/15/29	90,000	91,525
Equifax, Inc.	5.10	12/15/27	105,000	106,947
Equifax, Inc.	5.10	06/01/28	90,000	91,961
Global Payments, Inc.	2.90	05/15/30	130,000	120,868
Global Payments, Inc.	3.20	08/15/29	165,000	157,765
Global Payments, Inc.	4.50	11/15/28	235,000	236,055
Global Payments, Inc.	4.88	11/15/30	235,000	235,067
Global Payments, Inc.	4.95	08/15/27	65,000	65,780
Global Payments, Inc.	5.30	08/15/29	70,000	71,708
Moody’s Corp.	3.25	01/15/28	72,000	71,106
Quanta Services, Inc.	2.90	10/01/30	130,000	121,990
Quanta Services, Inc.	4.30	08/09/28	75,000	75,435
Quanta Services, Inc.	4.50	01/15/31	65,000	65,038
Quanta Services, Inc.	4.75	08/09/27	75,000	75,911
Verisk Analytics, Inc.	4.13	03/15/29	85,000	85,010
				1,892,309
COMPUTERS – 1.8%
Amdocs Ltd.	2.54	06/15/30	95,000	87,322
Dell International LLC/EMC Corp.	4.15	02/15/29	95,000	94,974
Dell International LLC/EMC Corp.	4.35	02/01/30	95,000	94,931
Dell International LLC/EMC Corp.	4.75	04/01/28	135,000	136,935
Dell International LLC/EMC Corp.	5.00	04/01/30	130,000	133,065
Dell International LLC/EMC Corp.	5.25	02/01/28	133,000	136,060
Dell International LLC/EMC Corp.	5.30	10/01/29	240,000	247,679
Dell International LLC/EMC Corp.	6.20	07/15/30	105,000	112,061
DXC Technology Co.	2.38	09/15/28	80,000	76,300
Hewlett Packard Enterprise Co.	4.05	09/15/27	125,000	125,121
Hewlett Packard Enterprise Co.	4.15	09/15/28	115,000	115,204
Hewlett Packard Enterprise Co.	4.40	09/25/27	165,000	165,943
Hewlett Packard Enterprise Co.	4.40	10/15/30	110,000	109,564
Hewlett Packard Enterprise Co.	4.55	10/15/29	235,000	236,820
Hewlett Packard Enterprise Co.	5.25	07/01/28	80,000	82,052
HP, Inc.	3.00	06/17/27	130,000	128,310
HP, Inc.	3.40	06/17/30	60,000	57,477
HP, Inc.	4.00	04/15/29	135,000	133,716

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.8% (Continued)
HP, Inc.	4.75	01/15/28	$130,000	$131,706
HP, Inc.	5.40	04/25/30	65,000	67,149
Leidos, Inc.	4.38	05/15/30	95,000	94,936
NetApp, Inc.	2.38	06/22/27	70,000	68,489
NetApp, Inc.	2.70	06/22/30	100,000	93,221
Western Digital Corp.	2.85	02/01/29	75,000	71,596
				2,800,631
COSMETICS/PERSONAL CARE – 0.3%
Haleon US Capital LLC	3.38	03/24/27	268,000	266,318
Haleon US Capital LLC	3.38	03/24/29	130,000	127,229
				393,547
DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	5.75	06/15/28	105,000	107,807

DIVERSIFIED FINANCIAL SERVICES – 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	500,000	485,165
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.65	07/21/27	135,000	134,299
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88	01/23/28	70,000	69,817
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.13	02/28/29	115,000	114,624
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.38	11/15/30	85,000	84,630
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	10/15/27	85,000	85,747
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	09/10/29	175,000	176,883
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	04/01/28	95,000	96,557
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.10	01/19/29	105,000	107,475
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.75	06/06/28	140,000	144,979
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.15	09/30/30	120,000	127,985
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	04/15/27	200,000	205,292
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50	01/31/56	65,000	66,856
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.95	03/10/55	100,000	104,722
Air Lease Corp.	2.10	09/01/28	60,000	56,781
Air Lease Corp.	3.00	02/01/30	95,000	89,376
Air Lease Corp.	3.13	12/01/30	100,000	93,274
Air Lease Corp.	3.25	10/01/29	70,000	67,187
Air Lease Corp.	3.63	04/01/27	65,000	64,662
Air Lease Corp.	3.63	12/01/27	65,000	64,452
Air Lease Corp.	4.63	10/01/28	70,000	70,527
Air Lease Corp.	5.10	03/01/29	70,000	71,342
Air Lease Corp.	5.30	02/01/28	90,000	91,818
Air Lease Corp.	5.85	12/15/27	105,000	108,209
Ally Financial, Inc.	2.20	11/02/28	105,000	99,586
Ally Financial, Inc.	4.75	06/09/27	100,000	100,883
Ally Financial, Inc.	5.54	01/17/31	65,000	66,546
Ally Financial, Inc.	5.74	05/15/29	105,000	107,817
Ally Financial, Inc.	6.85	01/03/30	105,000	111,234
Ally Financial, Inc.	6.99	06/13/29	115,000	121,333
Ally Financial, Inc.	7.10	11/15/27	95,000	99,780
Ares Management Corp.	6.38	11/10/28	65,000	68,592

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 5.7% (Continued)
BGC Group, Inc.	6.15	04/02/30	$100,000	$103,266
Capital One Financial Corp.	3.27	03/01/30	165,000	160,076
Capital One Financial Corp.	3.65	05/11/27	135,000	134,414
Capital One Financial Corp.	3.75	03/09/27	175,000	174,693
Capital One Financial Corp.	3.80	01/31/28	190,000	189,095
Capital One Financial Corp.	4.10	02/09/27	145,000	145,151
Capital One Financial Corp.	4.49	09/11/31	160,000	158,995
Capital One Financial Corp.	4.93	05/10/28	205,000	207,171
Capital One Financial Corp.	5.25	07/26/30	125,000	128,563
Capital One Financial Corp.	5.46	07/26/30	145,000	149,957
Capital One Financial Corp.	5.47	02/01/29	130,000	133,239
Capital One Financial Corp.	5.70	02/01/30	130,000	134,986
Capital One Financial Corp.	6.31	06/08/29	240,000	251,240
Capital One Financial Corp.	7.62	10/30/31	240,000	269,541
Enact Holdings, Inc.	6.25	05/28/29	100,000	104,838
Jefferies Financial Group, Inc.	4.15	01/23/30	130,000	128,342
Jefferies Financial Group, Inc.	5.88	07/21/28	140,000	145,539
Lazard Group LLC	4.38	03/11/29	65,000	65,184
Lazard Group LLC	4.50	09/19/28	65,000	65,501
LPL Holdings, Inc.	4.90	04/03/28	70,000	71,043
LPL Holdings, Inc.	5.15	06/15/30	70,000	71,422
LPL Holdings, Inc.	5.20	03/15/30	95,000	97,164
LPL Holdings, Inc.	5.70	05/20/27	60,000	61,133
LPL Holdings, Inc.	6.75	11/17/28	110,000	117,027
Marex Group PLC	5.83	05/08/28	60,000	61,126
Marex Group PLC	6.40	11/04/29	85,000	88,576
Nasdaq, Inc.	1.65	01/15/31	85,000	75,291
Nasdaq, Inc.	5.35	06/28/28	116,000	119,553
Nomura Holdings, Inc.	2.17	07/14/28	130,000	123,982
Nomura Holdings, Inc.	2.68	07/16/30	135,000	125,014
Nomura Holdings, Inc.	2.71	01/22/29	75,000	71,774
Nomura Holdings, Inc.	3.10	01/16/30	205,000	195,051
Nomura Holdings, Inc.	4.90	07/01/30	95,000	96,472
Nomura Holdings, Inc.	5.39	07/06/27	70,000	71,175
Nomura Holdings, Inc.	5.59	07/02/27	65,000	66,322
Nomura Holdings, Inc.	5.61	07/06/29	85,000	88,428
Nomura Holdings, Inc.	5.84	01/18/28	65,000	67,047
Nomura Holdings, Inc.	6.07	07/12/28	125,000	130,469
ORIX Corp.	3.70	07/18/27	70,000	69,713
Radian Group, Inc.	6.20	05/15/29	90,000	94,546
Synchrony Financial	3.95	12/01/27	145,000	144,341
Synchrony Financial	5.02	07/29/29	65,000	65,767
Synchrony Financial	5.15	03/19/29	85,000	86,305
Synchrony Financial	5.45	03/06/31	115,000	117,365
Synchrony Financial	5.94	08/02/30	100,000	103,662
				8,887,989

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.0%
AEP Texas, Inc.	2.10	07/01/30	$85,000	$77,582
AEP Texas, Inc.	5.45	05/15/29	65,000	67,456
AES Corp.	2.45	01/15/31	130,000	118,251
AES Corp.	5.45	06/01/28	130,000	133,486
Ameren Corp.	1.95	03/15/27	65,000	63,603
Ameren Corp.	3.50	01/15/31	105,000	100,988
Ameren Corp.	5.00	01/15/29	90,000	92,219
American Electric Power Co., Inc.	3.20	11/13/27	70,000	69,132
American Electric Power Co., Inc.	3.88	02/15/62	95,000	93,652
American Electric Power Co., Inc.	4.30	12/01/28	85,000	85,648
American Electric Power Co., Inc.	5.20	01/15/29	130,000	134,042
American Electric Power Co., Inc.	5.75	11/01/27	70,000	72,017
Avangrid, Inc.	3.80	06/01/29	100,000	98,742
CenterPoint Energy, Inc.	5.40	06/01/29	85,000	88,164
CenterPoint Energy, Inc.	6.70	05/15/55	70,000	71,898
CMS Energy Corp.	4.75	06/01/50	70,000	69,173
Constellation Energy Generation LLC	3.90	01/08/28	120,000	119,892
Constellation Energy Generation LLC	4.40	01/15/31	95,000	94,799
Constellation Energy Generation LLC(1)	4.63	02/01/29	85,000	85,025
Constellation Energy Generation LLC	5.60	03/01/28	105,000	108,310
Dominion Energy, Inc.	3.38	04/01/30	200,000	193,054
Dominion Energy, Inc.	4.60	05/15/28	125,000	126,578
Dominion Energy, Inc.	5.00	06/15/30	105,000	107,762
Dominion Energy, Inc.	6.88	02/01/55	140,000	145,830
DTE Energy Co.	4.88	06/01/28	145,000	147,576
DTE Energy Co.	4.95	07/01/27	155,000	156,986
DTE Energy Co.	5.10	03/01/29	155,000	159,060
DTE Energy Co.	5.20	04/01/30	150,000	154,795
Duke Energy Corp.	2.45	06/01/30	120,000	111,466
Duke Energy Corp.	3.15	08/15/27	100,000	98,872
Duke Energy Corp.	3.40	06/15/29	80,000	78,309
Duke Energy Corp.	4.30	03/15/28	120,000	120,826
Duke Energy Corp.	4.85	01/05/29	90,000	91,965
Duke Energy Corp.	5.00	12/08/27	60,000	61,152
Edison International	4.13	03/15/28	65,000	64,583
Edison International	5.25	11/15/28	90,000	91,585
Edison International	5.45	06/15/29	60,000	61,296
Edison International	5.75	06/15/27	85,000	86,481
Edison International	6.25	03/15/30	70,000	73,535
Edison International	6.95	11/15/29	80,000	85,491
Enel Chile SA	4.88	06/12/28	130,000	131,858
Entergy Corp.	1.90	06/15/28	90,000	85,710
Entergy Corp.	2.80	06/15/30	85,000	79,735
Entergy Corp.	7.13	12/01/54	165,000	172,757
Evergy, Inc.	2.90	09/15/29	105,000	100,124
Evergy, Inc.	6.65	06/01/55	70,000	72,008
Eversource Energy	1.65	08/15/30	75,000	66,374
Eversource Energy	2.90	03/01/27	85,000	84,005

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.0% (Continued)
Eversource Energy	4.25	04/01/29	$70,000	$70,054
Eversource Energy	4.45	12/15/30	85,000	84,880
Eversource Energy	4.60	07/01/27	85,000	85,672
Eversource Energy	5.45	03/01/28	170,000	174,531
Eversource Energy	5.95	02/01/29	115,000	120,316
Exelon Corp.	2.75	03/15/27	95,000	93,793
Exelon Corp.	4.05	04/15/30	160,000	158,589
Exelon Corp.	5.15	03/15/28	130,000	132,970
Exelon Corp.	5.15	03/15/29	95,000	97,790
FirstEnergy Corp.	2.65	03/01/30	85,000	79,542
FirstEnergy Corp.	3.90	07/15/27	200,000	199,599
Interstate Power & Light Co.	4.10	09/26/28	65,000	65,135
ITC Holdings Corp.	3.35	11/15/27	70,000	69,368
National Grid PLC	5.60	06/12/28	85,000	87,868
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	200,000	190,877
NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	269,000	247,584
NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	140,000	133,454
NextEra Energy Capital Holdings, Inc.	3.50	04/01/29	70,000	68,808
NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	195,000	194,126
NextEra Energy Capital Holdings, Inc.	3.80	03/15/82	85,000	83,605
NextEra Energy Capital Holdings, Inc.	4.63	07/15/27	170,000	171,787
NextEra Energy Capital Holdings, Inc.	4.69	09/01/27	265,000	268,023
NextEra Energy Capital Holdings, Inc.	4.80	12/01/77	80,000	79,289
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	130,000	132,360
NextEra Energy Capital Holdings, Inc.	4.90	02/28/28	170,000	173,130
NextEra Energy Capital Holdings, Inc.	4.90	03/15/29	115,000	117,849
NextEra Energy Capital Holdings, Inc.	5.00	02/28/30	85,000	87,466
NextEra Energy Capital Holdings, Inc.	5.05	03/15/30	130,000	134,095
NextEra Energy Capital Holdings, Inc.	5.65	05/01/79	60,000	60,723
NextEra Energy Capital Holdings, Inc.	6.38	08/15/55	200,000	206,789
NextEra Energy Capital Holdings, Inc.	6.70	09/01/54	145,000	149,807
Pacific Gas & Electric Co.	2.10	08/01/27	125,000	121,443
Pacific Gas & Electric Co.	3.00	06/15/28	110,000	107,067
Pacific Gas & Electric Co.	3.30	12/01/27	155,000	152,877
Pacific Gas & Electric Co.	3.75	07/01/28	120,000	118,787
Pacific Gas & Electric Co.	4.55	07/01/30	425,000	424,097
Pacific Gas & Electric Co.	5.00	06/04/28	100,000	101,862
Pacific Gas & Electric Co.	5.55	05/15/29	120,000	124,052
Pacific Gas & Electric Co.	6.10	01/15/29	105,000	110,230
PacifiCorp	5.10	02/15/29	70,000	71,679
Public Service Enterprise Group, Inc.	1.60	08/15/30	70,000	62,123
Public Service Enterprise Group, Inc.	4.90	03/15/30	85,000	86,991
Public Service Enterprise Group, Inc.	5.20	04/01/29	105,000	108,048
Public Service Enterprise Group, Inc.	5.85	11/15/27	100,000	103,101
Public Service Enterprise Group, Inc.	5.88	10/15/28	70,000	73,121
Puget Energy, Inc.	4.10	06/15/30	70,000	68,742
Sempra	3.25	06/15/27	100,000	98,981
Sempra	3.40	02/01/28	130,000	128,505

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.0% (Continued)
Sempra	3.70	04/01/29	$70,000	$69,035
Sempra	4.13	04/01/52	140,000	138,390
Sempra	6.88	10/01/54	150,000	153,969
Southern Co.	3.70	04/30/30	130,000	126,937
Southern Co.	4.85	06/15/28	105,000	106,936
Southern Co.	5.11	08/01/27	110,000	111,731
Southern Co.	5.50	03/15/29	135,000	140,278
Southern Power Co.	4.25	10/01/30	75,000	74,854
Southwestern Electric Power Co.	4.10	09/15/28	80,000	80,046
WEC Energy Group, Inc.	1.38	10/15/27	75,000	71,939
WEC Energy Group, Inc.	2.20	12/15/28	70,000	66,694
Xcel Energy, Inc.	1.75	03/15/27	65,000	63,415
Xcel Energy, Inc.	2.60	12/01/29	70,000	66,043
Xcel Energy, Inc.	3.40	06/01/30	75,000	72,195
Xcel Energy, Inc.	4.00	06/15/28	90,000	90,064
				12,367,963
ELECTRICAL COMPONENTS & EQUIPMENT – 0.0%
Acuity Brands Lighting, Inc.	2.15	12/15/30	60,000	53,986

ELECTRONICS – 0.8%
Arrow Electronics, Inc.	3.88	01/12/28	70,000	69,588
Arrow Electronics, Inc.	5.15	08/21/29	75,000	76,755
Avnet, Inc.	6.25	03/15/28	75,000	77,793
Flex Ltd.	4.88	06/15/29	85,000	86,353
Flex Ltd.	4.88	05/12/30	90,000	91,312
Jabil, Inc.	3.00	01/15/31	75,000	69,666
Jabil, Inc.	3.60	01/15/30	65,000	62,983
Jabil, Inc.	3.95	01/12/28	60,000	59,918
Jabil, Inc.	4.20	02/01/29	65,000	64,992
Jabil, Inc.	4.25	05/15/27	70,000	70,217
Keysight Technologies, Inc.	3.00	10/30/29	70,000	67,137
Keysight Technologies, Inc.	4.60	04/06/27	90,000	90,507
Keysight Technologies, Inc.	5.35	07/30/30	95,000	98,849
TD SYNNEX Corp.	2.38	08/09/28	85,000	81,143
TD SYNNEX Corp.	4.30	01/17/29	80,000	80,025
Trimble, Inc.	4.90	06/15/28	90,000	91,431
				1,238,669
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	6.35	08/18/28	85,000	89,401
MasTec, Inc.	5.90	06/15/29	76,000	79,534
				168,935
ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.35	09/18/28	95,000	98,042

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.4%
Ahold Finance USA LLC	6.88	05/01/29	$75,000	$81,219
Campbell’s Co.	2.38	04/24/30	60,000	55,189
Campbell’s Co.	4.15	03/15/28	130,000	130,172
Campbell’s Co.	5.20	03/19/27	65,000	65,842
Campbell’s Co.	5.20	03/21/29	85,000	87,211
Conagra Brands, Inc.	1.38	11/01/27	130,000	124,076
Conagra Brands, Inc.	4.85	11/01/28	170,000	172,301
Conagra Brands, Inc.	5.00	08/01/30	70,000	70,766
General Mills, Inc.	2.88	04/15/30	95,000	89,997
General Mills, Inc.	3.20	02/10/27	95,000	94,387
General Mills, Inc.	4.20	04/17/28	190,000	190,665
General Mills, Inc.	4.88	01/30/30	105,000	107,385
General Mills, Inc.	5.50	10/17/28	65,000	67,394
Ingredion, Inc.	2.90	06/01/30	90,000	84,948
J M Smucker Co.	2.38	03/15/30	70,000	65,075
J M Smucker Co.	3.38	12/15/27	60,000	59,449
J M Smucker Co.	5.90	11/15/28	105,000	109,947
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	3.00	02/02/29	75,000	72,511
Kraft Heinz Foods Co.	3.75	04/01/30	105,000	102,701
Kraft Heinz Foods Co.	3.88	05/15/27	180,000	179,499
Kroger Co.	1.70	01/15/31	55,000	48,474
Kroger Co.	2.20	05/01/30	70,000	64,452
Kroger Co.	3.70	08/01/27	85,000	84,728
Kroger Co.	4.50	01/15/29	85,000	86,208
McCormick & Co., Inc./MD	2.50	04/15/30	70,000	65,132
McCormick & Co., Inc./MD	3.40	08/15/27	105,000	104,244
Mondelez International, Inc.	2.63	03/17/27	95,000	93,647
Mondelez International, Inc.	2.75	04/13/30	100,000	94,312
Mondelez International, Inc.	4.25	05/06/28	100,000	100,539
Mondelez International, Inc.	4.50	05/06/30	75,000	75,746
Mondelez International, Inc.	4.75	02/20/29	70,000	71,429
Sysco Corp.	2.40	02/15/30	70,000	65,258
Sysco Corp.	3.25	07/15/27	105,000	104,142
Sysco Corp.	5.10	09/23/30	90,000	92,850
Sysco Corp.	5.75	01/17/29	75,000	78,434
Sysco Corp.	5.95	04/01/30	130,000	137,687
Tyson Foods, Inc.	3.55	06/02/27	180,000	178,964
Tyson Foods, Inc.	4.35	03/01/29	130,000	130,606
Tyson Foods, Inc.	5.40	03/15/29	85,000	88,014
				3,775,600
FOREST PRODUCTS & PAPER – 0.4%
Suzano Austria GmbH	2.50	09/15/28	60,000	57,186
Suzano Austria GmbH	3.75	01/15/31	165,000	155,853
Suzano Austria GmbH	5.00	01/15/30	135,000	135,400
Suzano Austria GmbH	6.00	01/15/29	240,000	247,952
				596,391

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GAS – 0.6%
National Fuel Gas Co.	5.50	03/15/30	$70,000	$72,468
NiSource, Inc.	2.95	09/01/29	110,000	105,495
NiSource, Inc.	3.49	05/15/27	140,000	139,233
NiSource, Inc.	3.60	05/01/30	135,000	131,610
NiSource, Inc.	5.20	07/01/29	85,000	87,675
NiSource, Inc.	5.25	03/30/28	138,000	141,494
NiSource, Inc.	6.95	11/30/54	60,000	62,524
Piedmont Natural Gas Co., Inc.	3.50	06/01/29	90,000	88,195
Southern Co. Gas Capital Corp.	1.75	01/15/31	60,000	53,100
				881,794
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.30	03/15/30	95,000	87,423
Stanley Black & Decker, Inc.	4.25	11/15/28	65,000	65,179
				152,602
HEALTHCARE-PRODUCTS – 1.8%
Agilent Technologies, Inc.	2.10	06/04/30	75,000	68,612
Agilent Technologies, Inc.	2.75	09/15/29	60,000	57,394
Agilent Technologies, Inc.	4.20	09/09/27	75,000	75,364
Baxter International, Inc.	1.92	02/01/27	123,000	120,474
Baxter International, Inc.	2.27	12/01/28	170,000	161,075
Baxter International, Inc.	4.90	12/15/30	95,000	95,712
Dentsply Sirona, Inc.	3.25	06/01/30	105,000	97,748
Edwards Lifesciences Corp.	4.30	06/15/28	75,000	75,532
GE HealthCare Technologies, Inc.	4.15	12/15/28	80,000	80,252
GE HealthCare Technologies, Inc.	4.80	08/14/29	135,000	137,757
GE HealthCare Technologies, Inc.	4.80	01/15/31	80,000	81,259
GE HealthCare Technologies, Inc.	5.65	11/15/27	230,000	236,555
GE HealthCare Technologies, Inc.	5.86	03/15/30	170,000	179,503
Revvity, Inc.	1.90	09/15/28	60,000	56,648
Revvity, Inc.	3.30	09/15/29	120,000	115,893
Smith & Nephew PLC	2.03	10/14/30	145,000	130,496
Solventum Corp.	5.40	03/01/29	100,775	104,427
Stryker Corp.	1.95	06/15/30	130,000	118,286
Stryker Corp.	3.65	03/07/28	85,000	84,644
Stryker Corp.	4.25	09/11/29	100,000	100,611
Stryker Corp.	4.55	02/10/27	70,000	70,552
Stryker Corp.	4.70	02/10/28	90,000	91,414
Stryker Corp.	4.85	12/08/28	80,000	81,978
Stryker Corp.	4.85	02/10/30	110,000	112,916
Zimmer Biomet Holdings, Inc.	4.70	02/19/27	85,000	85,720
Zimmer Biomet Holdings, Inc.	5.05	02/19/30	65,000	66,941
Zimmer Biomet Holdings, Inc.	5.35	12/01/28	70,000	72,408
				2,760,171

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.6%
Centene Corp.	2.45	07/15/28	$320,000	$301,207
Centene Corp.	3.00	10/15/30	300,000	268,678
Centene Corp.	3.38	02/15/30	275,000	253,954
Centene Corp.	4.25	12/15/27	310,000	308,306
Centene Corp.	4.63	12/15/29	465,000	453,459
Cigna Group	2.40	03/15/30	185,000	172,217
Cigna Group	3.05	10/15/27	80,000	78,952
Cigna Group	3.40	03/01/27	175,000	174,065
Cigna Group	4.38	10/15/28	524,000	528,401
Cigna Group	4.50	09/15/30	145,000	145,960
Cigna Group	5.00	05/15/29	125,000	128,410
Elevance Health, Inc.	2.25	05/15/30	140,000	128,646
Elevance Health, Inc.	2.88	09/15/29	115,000	109,900
Elevance Health, Inc.	3.65	12/01/27	220,000	219,004
Elevance Health, Inc.	4.00	09/15/28	105,000	104,954
Elevance Health, Inc.	4.10	03/01/28	165,000	165,312
Elevance Health, Inc.	4.75	02/15/30	100,000	101,868
Elevance Health, Inc.	5.15	06/15/29	80,000	82,458
HCA, Inc.	3.13	03/15/27	130,000	128,795
HCA, Inc.	3.38	03/15/29	65,000	63,536
HCA, Inc.	3.50	09/01/30	360,000	346,273
HCA, Inc.	4.13	06/15/29	275,000	274,444
HCA, Inc.	4.30	11/15/30	70,000	69,652
HCA, Inc.	4.50	02/15/27	170,000	170,382
HCA, Inc.	5.00	03/01/28	90,000	91,706
HCA, Inc.	5.20	06/01/28	130,000	133,221
HCA, Inc.	5.25	03/01/30	105,000	108,389
HCA, Inc.	5.63	09/01/28	205,000	211,305
HCA, Inc.	5.88	02/01/29	135,000	140,577
Humana, Inc.	1.35	02/03/27	80,000	77,917
Humana, Inc.	3.13	08/15/29	70,000	67,028
Humana, Inc.	3.70	03/23/29	95,000	93,038
Humana, Inc.	4.88	04/01/30	70,000	70,583
Humana, Inc.	5.75	03/01/28	70,000	72,034
Humana, Inc.	5.75	12/01/28	70,000	72,599
Icon Investments Six DAC	5.81	05/08/27	95,000	96,794
Icon Investments Six DAC	5.85	05/08/29	105,000	109,435
IQVIA, Inc.	5.70	05/15/28	95,000	97,961
IQVIA, Inc.	6.25	02/01/29	165,000	173,715
Laboratory Corp. of America Holdings	2.95	12/01/29	80,000	76,472
Laboratory Corp. of America Holdings	3.60	09/01/27	95,000	94,542
Laboratory Corp. of America Holdings	4.35	04/01/30	90,000	90,117
Quest Diagnostics, Inc.	2.95	06/30/30	120,000	113,745
Quest Diagnostics, Inc.	4.20	06/30/29	60,000	60,261
Quest Diagnostics, Inc.	4.63	12/15/29	75,000	76,251
Universal Health Services, Inc.	2.65	10/15/30	115,000	104,939
Universal Health Services, Inc.	4.63	10/15/29	60,000	60,359
				7,071,821

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 0.1%
Lennar Corp.	4.75	11/29/27	$90,000	$90,898
Lennar Corp.	5.20	07/30/30	100,000	103,075
				193,973
HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/27	60,000	59,175
Leggett & Platt, Inc.	4.40	03/15/29	75,000	74,228
				133,403
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.65	04/30/30	70,000	65,454
Avery Dennison Corp.	4.88	12/06/28	72,000	73,386
Clorox Co.	1.80	05/15/30	70,000	63,230
Clorox Co.	3.90	05/15/28	60,000	59,971
Clorox Co.	4.40	05/01/29	70,000	70,730
				332,771
INSURANCE – 2.7%
Aegon Ltd.	5.50	04/11/48	115,000	116,723
Allstate Corp.	1.45	12/15/30	85,000	74,415
Allstate Corp.	5.05	06/24/29	70,000	72,195
American National Group, Inc.	5.00	06/15/27	60,000	60,465
American National Group, Inc.	5.75	10/01/29	85,000	87,973
Aon Corp.	2.80	05/15/30	135,000	127,467
Aon Corp.	3.75	05/02/29	105,000	104,004
Aon Corp./Aon Global Holdings PLC	2.85	05/28/27	80,000	78,956
Aon North America, Inc.	5.13	03/01/27	80,000	80,991
Aon North America, Inc.	5.15	03/01/29	130,000	133,915
Arthur J Gallagher & Co.	4.60	12/15/27	95,000	96,149
Arthur J Gallagher & Co.	4.85	12/15/29	105,000	107,501
Athene Holding Ltd.	3.50	01/15/31	60,000	56,918
Athene Holding Ltd.	4.13	01/12/28	135,000	135,065
Athene Holding Ltd.	6.15	04/03/30	70,000	74,217
Brighthouse Financial, Inc.	3.70	06/22/27	100,000	99,018
Brighthouse Financial, Inc.	5.63	05/15/30	85,000	86,539
Brown & Brown, Inc.	4.70	06/23/28	70,000	70,929
Brown & Brown, Inc.	4.90	06/23/30	105,000	106,429
CNA Financial Corp.	2.05	08/15/30	70,000	63,361
CNA Financial Corp.	3.45	08/15/27	70,000	69,387
CNA Financial Corp.	3.90	05/01/29	70,000	69,577
CNO Financial Group, Inc.	5.25	05/30/29	60,000	61,076
Corebridge Financial, Inc.	3.65	04/05/27	160,000	159,329
Corebridge Financial, Inc.	3.85	04/05/29	135,000	133,630
Corebridge Financial, Inc.	6.88	12/15/52	145,000	148,895
Enstar Group Ltd.	4.95	06/01/29	75,000	75,880
Equitable Holdings, Inc.	4.35	04/20/28	135,000	135,819
Essent Group Ltd.	6.25	07/01/29	70,000	73,297
F&G Annuities & Life, Inc.	6.50	06/04/29	80,000	83,172
Fairfax Financial Holdings Ltd.	4.63	04/29/30	90,000	90,603
Fairfax Financial Holdings Ltd.	4.85	04/17/28	80,000	81,144

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 2.7% (Continued)
Fidelity National Financial, Inc.	3.40	06/15/30	$80,000	$76,373
Lincoln National Corp.	3.40	01/15/31	60,000	56,970
Lincoln National Corp.	3.80	03/01/28	65,000	64,672
MGIC Investment Corp.	5.25	08/15/28	80,000	79,978
PartnerRe Finance B LLC	4.50	10/01/50	60,000	56,979
Prudential Financial, Inc.	3.70	10/01/50	110,000	102,734
Prudential Financial, Inc.	4.50	09/15/47	95,000	93,967
Prudential Financial, Inc.	5.70	09/15/48	140,000	141,767
Reinsurance Group of America, Inc.	3.15	06/15/30	85,000	80,646
Reinsurance Group of America, Inc.	3.90	05/15/29	75,000	74,426
Willis North America, Inc.	2.95	09/15/29	100,000	95,535
Willis North America, Inc.	4.50	09/15/28	80,000	80,669
Willis North America, Inc.	4.65	06/15/27	95,000	95,770
				4,115,525
INTERNET – 0.9%
AppLovin Corp.	5.13	12/01/29	125,000	128,239
eBay, Inc.	2.70	03/11/30	135,000	127,013
eBay, Inc.	3.60	06/05/27	110,000	109,474
eBay, Inc.	4.25	03/06/29	80,000	80,341
Expedia Group, Inc.	3.25	02/15/30	175,000	168,047
Expedia Group, Inc.	3.80	02/15/28	135,000	134,361
Expedia Group, Inc.	4.63	08/01/27	110,000	110,816
MercadoLibre, Inc.	3.13	01/14/31	60,000	55,541
Uber Technologies, Inc.	4.15	01/15/31	125,000	123,996
Uber Technologies, Inc.	4.30	01/15/30	165,000	165,561
VeriSign, Inc.	4.75	07/15/27	80,000	80,066
Weibo Corp.	3.38	07/08/30	100,000	95,161
				1,378,616
INVESTMENT COMPANIES – 3.4%
Apollo Debt Solutions BDC(1)	5.70	01/23/31	100,000	99,463
Apollo Debt Solutions BDC	6.90	04/13/29	135,000	140,912
Ares Capital Corp.	2.88	06/15/27	74,000	72,622
Ares Capital Corp.	2.88	06/15/28	160,000	153,626
Ares Capital Corp.	5.10	01/15/31	80,000	78,636
Ares Capital Corp.	5.50	09/01/30	100,000	100,574
Ares Capital Corp.	5.88	03/01/29	140,000	143,608
Ares Capital Corp.	5.95	07/15/29	110,000	113,066
Ares Strategic Income Fund(1)	4.85	01/15/29	80,000	79,152
Ares Strategic Income Fund(1)	5.15	01/15/31	70,000	68,172
Ares Strategic Income Fund(1)	5.45	09/09/28	90,000	90,764
Ares Strategic Income Fund	5.60	02/15/30	100,000	100,088
Ares Strategic Income Fund	5.70	03/15/28	130,000	131,764
Ares Strategic Income Fund(1)	5.80	09/09/30	70,000	70,238
Ares Strategic Income Fund	6.35	08/15/29	90,000	92,750
Blackstone Private Credit Fund	3.25	03/15/27	140,000	137,942
Blackstone Private Credit Fund	4.00	01/15/29	95,000	92,264
Blackstone Private Credit Fund	5.05	09/10/30	70,000	68,594

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 3.4% (Continued)
Blackstone Private Credit Fund	5.95	07/16/29	$120,000	$122,095
Blackstone Private Credit Fund	6.25	01/25/31	75,000	76,414
Blackstone Private Credit Fund	7.30	11/27/28	85,000	89,933
Blackstone Secured Lending Fund	2.13	02/15/27	80,000	78,144
Blackstone Secured Lending Fund	2.85	09/30/28	90,000	85,203
Blackstone Secured Lending Fund	5.13	01/31/31	65,000	63,611
Blackstone Secured Lending Fund	5.30	06/30/30	70,000	69,473
Blackstone Secured Lending Fund	5.35	04/13/28	95,000	95,867
Blue Owl Capital Corp.	2.88	06/11/28	120,000	113,758
Blue Owl Capital Corp.	5.95	03/15/29	140,000	141,549
Blue Owl Capital Corp.	6.20	07/15/30	65,000	65,646
Blue Owl Credit Income Corp.	5.80	03/15/30	140,000	138,884
Blue Owl Credit Income Corp.	6.60	09/15/29	120,000	123,536
Blue Owl Credit Income Corp.	7.75	09/16/27	90,000	93,610
Blue Owl Credit Income Corp.	7.75	01/15/29	75,000	79,565
Blue Owl Credit Income Corp.	7.95	06/13/28	75,000	79,288
Blue Owl Technology Finance Corp.	6.10	03/15/28	100,000	101,427
Blue Owl Technology Finance Corp.	6.75	04/04/29	95,000	97,525
FS KKR Capital Corp.	3.13	10/12/28	105,000	97,041
FS KKR Capital Corp.	3.25	07/15/27	70,000	67,814
FS KKR Capital Corp.	6.13	01/15/30	100,000	97,718
FS KKR Capital Corp.	6.88	08/15/29	80,000	80,583
Goldman Sachs Private Credit Corp.(1)	5.38	01/31/29	90,000	90,149
Goldman Sachs Private Credit Corp.(1)	5.88	01/31/31	60,000	59,470
Goldman Sachs Private Credit Corp.(1)	6.25	05/06/30	75,000	76,360
Golub Capital BDC, Inc.	6.00	07/15/29	100,000	102,390
Golub Capital BDC, Inc.	7.05	12/05/28	95,000	99,986
Golub Capital Private Credit Fund(1)	5.45	08/15/28	60,000	60,432
Golub Capital Private Credit Fund	5.88	05/01/30	70,000	70,886
HA Sustainable Infrastructure Capital, Inc.	6.15	01/15/31	75,000	76,960
HPS Corporate Lending Fund(1)	4.90	09/11/28	80,000	79,540
HPS Corporate Lending Fund	5.45	01/14/28	90,000	90,914
HPS Corporate Lending Fund(1)	5.45	11/15/30	75,000	74,200
HPS Corporate Lending Fund(1)	5.85	06/05/30	65,000	65,474
HPS Corporate Lending Fund	6.75	01/30/29	75,000	78,230
MSD Investment Corp.(1)	6.25	05/31/30	70,000	70,152
Sixth Street Lending Partners	5.75	01/15/30	85,000	85,931
Sixth Street Lending Partners	6.13	07/15/30	95,000	97,243
Sixth Street Lending Partners	6.50	03/11/29	95,000	98,655
				5,269,891
IRON/STEEL – 0.4%
ArcelorMittal SA	4.25	07/16/29	70,000	70,161
ArcelorMittal SA	6.55	11/29/27	160,000	166,630
Reliance, Inc.	2.15	08/15/30	65,000	59,112
Steel Dynamics, Inc.	3.25	01/15/31	65,000	61,635
Steel Dynamics, Inc.	3.45	04/15/30	75,000	72,550
Steel Dynamics, Inc.	4.00	12/15/28	80,000	79,931

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 0.4% (Continued)
Vale Overseas Ltd.	3.75	07/08/30	$200,000	$193,261
				703,280
LEISURE TIME – 0.1%
Polaris, Inc.	6.95	03/15/29	70,000	74,422
Royal Caribbean Cruises Ltd.	3.70	03/15/28	65,000	64,434
				138,856
LODGING – 1.1%
Hyatt Hotels Corp.	5.05	03/30/28	70,000	71,345
Hyatt Hotels Corp.	5.25	06/30/29	75,000	77,343
Las Vegas Sands Corp.	3.90	08/08/29	100,000	97,500
Las Vegas Sands Corp.	5.63	06/15/28	130,000	133,132
Las Vegas Sands Corp.	5.90	06/01/27	95,000	96,788
Las Vegas Sands Corp.	6.00	08/15/29	75,000	78,255
Las Vegas Sands Corp.	6.00	06/14/30	70,000	73,058
Marriott International, Inc./MD	4.63	06/15/30	133,000	134,806
Marriott International, Inc./MD	4.80	03/15/30	75,000	76,566
Marriott International, Inc./MD	4.88	05/15/29	70,000	71,602
Marriott International, Inc./MD	4.90	04/15/29	100,000	102,261
Marriott International, Inc./MD	5.00	10/15/27	130,000	132,118
Marriott International, Inc./MD	5.55	10/15/28	100,000	103,837
Sands China Ltd.	2.30	03/08/27	100,000	97,769
Sands China Ltd.	2.85	03/08/29	80,000	76,266
Sands China Ltd.	4.38	06/18/30	100,000	98,396
Sands China Ltd.	5.40	08/08/28	258,000	263,208
				1,784,250
MACHINERY-DIVERSIFIED – 1.4%
CNH Industrial Capital LLC	4.50	10/08/27	70,000	70,485
CNH Industrial Capital LLC	4.50	10/16/30	70,000	70,091
CNH Industrial Capital LLC	4.55	04/10/28	85,000	85,719
CNH Industrial Capital LLC	4.75	03/21/28	70,000	70,830
CNH Industrial Capital LLC	5.10	04/20/29	85,000	87,162
CNH Industrial Capital LLC	5.50	01/12/29	60,000	62,135
CNH Industrial NV	3.85	11/15/27	65,000	64,790
Flowserve Corp.	3.50	10/01/30	65,000	62,156
IDEX Corp.	3.00	05/01/30	60,000	56,818
IDEX Corp.	4.95	09/01/29	70,000	71,483
Ingersoll Rand, Inc.	5.18	06/15/29	100,000	103,412
Ingersoll Rand, Inc.	5.20	06/15/27	95,000	96,506
Ingersoll Rand, Inc.	5.40	08/14/28	70,000	72,370
Nordson Corp.	4.50	12/15/29	85,000	85,665
Otis Worldwide Corp.	2.29	04/05/27	70,000	68,700
Otis Worldwide Corp.	2.57	02/15/30	200,000	187,440
Otis Worldwide Corp.	5.25	08/16/28	105,000	108,131
Regal Rexnord Corp.	6.05	04/15/28	160,000	165,877
Regal Rexnord Corp.	6.30	02/15/30	135,000	143,228
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	170,000	172,345

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 1.4% (Continued)
Westinghouse Air Brake Technologies Corp.	4.90	05/29/30	$70,000	$71,552
Xylem, Inc./NY	1.95	01/30/28	65,000	62,675
Xylem, Inc./NY	2.25	01/30/31	65,000	58,924
				2,098,494
MEDIA – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25	01/15/29	165,000	155,002
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75	02/15/28	135,000	133,300
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	165,000	164,423
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	180,000	182,014
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	06/01/29	200,000	208,628
FactSet Research Systems, Inc.	2.90	03/01/27	70,000	69,167
Fox Corp.	3.50	04/08/30	85,000	82,476
Fox Corp.	4.71	01/25/29	270,000	273,966
Paramount Global	3.38	02/15/28	75,000	72,883
Paramount Global	4.20	06/01/29	70,000	68,118
Paramount Global	4.95	01/15/31	165,000	157,833
Paramount Global	7.88	07/30/30	105,000	112,889
				1,680,699
MINING – 0.2%
AngloGold Ashanti Holdings PLC	3.38	11/01/28	110,000	106,981
AngloGold Ashanti Holdings PLC	3.75	10/01/30	100,000	96,306
Freeport-McMoRan, Inc.	4.63	08/01/30	85,000	85,747
				289,034
MISCELLANEOUS MANUFACTURER – 0.1%
Teledyne Technologies, Inc.	2.25	04/01/28	100,000	96,496
Textron, Inc.	3.00	06/01/30	95,000	90,093
				186,589
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	3.25	02/15/29	90,000	86,904
CDW LLC/CDW Finance Corp.	3.28	12/01/28	60,000	58,455
CDW LLC/CDW Finance Corp.	4.25	04/01/28	75,000	74,785
CDW LLC/CDW Finance Corp.	5.10	03/01/30	85,000	86,707
				306,851
OIL & GAS – 2.4%
Canadian Natural Resources Ltd.	2.95	07/15/30	60,000	56,723
Canadian Natural Resources Ltd.	3.85	06/01/27	170,000	169,885
Canadian Natural Resources Ltd.	5.00	12/15/29	105,000	107,943
Continental Resources, Inc.	4.38	01/15/28	130,000	130,170
Coterra Energy, Inc.	3.90	05/15/27	100,000	99,815
Devon Energy Corp.	4.50	01/15/30	85,000	85,463
Diamondback Energy, Inc.	3.50	12/01/29	145,000	140,941
Diamondback Energy, Inc.	5.15	01/30/30	120,000	123,541

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 2.4% (Continued)
Diamondback Energy, Inc.	5.20	04/18/27	$105,000	$106,476
EQT Corp.	3.90	10/01/27	123,000	122,604
EQT Corp.	4.50	01/15/29	105,000	105,533
EQT Corp.	4.75	01/15/31	135,000	135,650
EQT Corp.	5.70	04/01/28	65,000	67,070
EQT Corp.	6.38	04/01/29	90,000	93,140
EQT Corp.	7.00	02/01/30	95,000	103,248
Expand Energy Corp.	5.38	02/01/29	100,000	100,087
Expand Energy Corp.	5.38	03/15/30	160,000	162,850
HF Sinclair Corp.	5.75	01/15/31	80,000	82,935
Marathon Petroleum Corp.	5.15	03/01/30	145,000	149,338
Occidental Petroleum Corp.	6.13	01/01/31	160,000	169,179
Occidental Petroleum Corp.	6.63	09/01/30	190,000	204,450
Occidental Petroleum Corp.	8.88	07/15/30	145,000	167,398
Ovintiv, Inc.	5.65	05/15/28	85,000	87,696
Phillips 66 Co.	2.15	12/15/30	120,000	108,357
Phillips 66 Co.	3.15	12/15/29	70,000	67,426
Phillips 66 Co.	3.90	03/15/28	115,000	114,815
Phillips 66 Co.	4.95	12/01/27	105,000	106,829
Valero Energy Corp.	2.15	09/15/27	80,000	77,737
Valero Energy Corp.	4.35	06/01/28	70,000	70,415
Valero Energy Corp.	5.15	02/15/30	95,000	97,839
Viper Energy Partners LLC	4.90	08/01/30	60,000	60,777
Woodside Finance Ltd.	4.90	05/19/28	65,000	66,015
Woodside Finance Ltd.	5.40	05/19/30	165,000	169,805
				3,712,150
OIL & GAS SERVICES – 0.1%
Halliburton Co.	2.92	03/01/30	125,000	118,681
NOV, Inc.	3.60	12/01/29	70,000	68,482
				187,163
PACKAGING & CONTAINERS – 0.6%
Amcor Flexibles North America, Inc.	2.63	06/19/30	70,000	65,300
Amcor Flexibles North America, Inc.	4.80	03/17/28	90,000	91,348
Amcor Flexibles North America, Inc.	5.10	03/17/30	105,000	107,894
Amcor Group Finance PLC	5.45	05/23/29	60,000	62,290
Packaging Corp. of America	3.00	12/15/29	75,000	71,799
Packaging Corp. of America	3.40	12/15/27	70,000	69,324
Smurfit Kappa Treasury ULC	5.20	01/15/30	95,000	97,991
Sonoco Products Co.	3.13	05/01/30	75,000	71,057
Sonoco Products Co.	4.60	09/01/29	85,000	85,753
WRKCo, Inc.	3.90	06/01/28	60,000	59,809
WRKCo, Inc.	4.00	03/15/28	85,000	85,041
WRKCo, Inc.	4.90	03/15/29	105,000	107,187
				974,793

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 3.2%
Becton Dickinson & Co.	2.82	05/20/30	$95,000	$89,611
Becton Dickinson & Co.	3.70	06/06/27	233,000	232,317
Becton Dickinson & Co.	4.69	02/13/28	105,000	106,463
Becton Dickinson & Co.	4.87	02/08/29	90,000	91,854
Becton Dickinson & Co.	5.08	06/07/29	85,000	87,432
Cardinal Health, Inc.	3.41	06/15/27	170,000	168,958
Cardinal Health, Inc.	4.50	09/15/30	85,000	85,680
Cardinal Health, Inc.	5.00	11/15/29	100,000	102,785
Cardinal Health, Inc.	5.13	02/15/29	80,000	82,348
Cencora, Inc.	2.80	05/15/30	75,000	70,649
Cencora, Inc.	3.45	12/15/27	95,000	94,127
Cencora, Inc.	4.63	12/15/27	70,000	70,880
Cencora, Inc.	4.85	12/15/29	80,000	81,866
CVS Health Corp.	1.30	08/21/27	310,000	297,335
CVS Health Corp.	1.75	08/21/30	165,000	146,675
CVS Health Corp.	3.25	08/15/29	235,000	227,081
CVS Health Corp.	3.63	04/01/27	95,000	94,580
CVS Health Corp.	3.75	04/01/30	200,000	195,033
CVS Health Corp.	4.30	03/25/28	670,000	672,627
CVS Health Corp.	5.00	01/30/29	130,000	132,849
CVS Health Corp.	5.13	02/21/30	215,000	220,600
CVS Health Corp.	5.25	01/30/31	95,000	98,030
CVS Health Corp.	5.40	06/01/29	140,000	144,947
Mylan, Inc.	4.55	04/15/28	100,000	100,328
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	330,000	301,991
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	240,000	245,653
Viatris, Inc.	2.30	06/22/27	95,000	92,558
Viatris, Inc.	2.70	06/22/30	195,000	178,706
Zoetis, Inc.	2.00	05/15/30	105,000	96,152
Zoetis, Inc.	3.00	09/12/27	105,000	103,692
Zoetis, Inc.	3.90	08/20/28	65,000	65,029
Zoetis, Inc.	4.15	08/17/28	110,000	110,651
				4,889,487
PIPELINES – 6.3%
Boardwalk Pipelines LP	4.45	07/15/27	75,000	75,386
Boardwalk Pipelines LP	4.80	05/03/29	70,000	71,027
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	145,000	141,943
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	170,000	171,645
Cheniere Energy Partners LP	4.50	10/01/29	205,000	205,905
Cheniere Energy, Inc.	4.63	10/15/28	200,000	200,096
DCP Midstream Operating LP	5.13	05/15/29	75,000	76,778
DCP Midstream Operating LP	5.63	07/15/27	65,000	66,206
Enbridge, Inc.	3.13	11/15/29	140,000	134,450
Enbridge, Inc.	3.70	07/15/27	100,000	99,638
Enbridge, Inc.	4.20	11/20/28	60,000	60,198
Enbridge, Inc.	4.90	06/20/30	80,000	81,708
Enbridge, Inc.	5.25	04/05/27	100,000	101,394
Enbridge, Inc.	5.30	04/05/29	105,000	108,397

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.3% (Continued)
Enbridge, Inc.	6.00	11/15/28	$100,000	$105,079
Enbridge, Inc.	6.20	11/15/30	95,000	102,100
Enbridge, Inc.	7.38	03/15/55	70,000	74,372
Energy Transfer LP	3.75	05/15/30	205,000	199,758
Energy Transfer LP	4.00	10/01/27	105,000	105,027
Energy Transfer LP	4.15	09/15/29	80,000	79,762
Energy Transfer LP	4.20	04/15/27	85,000	85,161
Energy Transfer LP	4.40	03/15/27	100,000	100,374
Energy Transfer LP	4.55	01/15/31	125,000	124,911
Energy Transfer LP	4.95	05/15/28	105,000	106,746
Energy Transfer LP	4.95	06/15/28	130,000	132,327
Energy Transfer LP	5.20	04/01/30	90,000	92,855
Energy Transfer LP	5.25	04/15/29	195,000	200,637
Energy Transfer LP	5.25	07/01/29	130,000	134,051
Energy Transfer LP	5.50	06/01/27	125,000	126,945
Energy Transfer LP	5.55	02/15/28	130,000	133,708
Energy Transfer LP	6.10	12/01/28	75,000	78,835
Energy Transfer LP	6.40	12/01/30	140,000	151,552
Enterprise Products Operating LLC	5.25	08/16/77	140,000	139,625
Enterprise Products Operating LLC	5.38	02/15/78	85,000	84,712
Kinder Morgan, Inc.	4.30	03/01/28	168,000	169,083
Kinder Morgan, Inc.	5.00	02/01/29	165,000	169,358
Kinder Morgan, Inc.	5.10	08/01/29	65,000	67,006
Kinder Morgan, Inc.	5.15	06/01/30	155,000	160,422
MPLX LP	2.65	08/15/30	205,000	190,120
MPLX LP	4.00	03/15/28	160,000	159,983
MPLX LP	4.13	03/01/27	180,000	180,163
MPLX LP	4.25	12/01/27	95,000	95,311
MPLX LP	4.80	02/15/29	100,000	101,569
ONEOK, Inc.	3.10	03/15/30	110,000	104,436
ONEOK, Inc.	3.25	06/01/30	70,000	66,706
ONEOK, Inc.	3.40	09/01/29	90,000	87,422
ONEOK, Inc.	4.00	07/13/27	70,000	69,990
ONEOK, Inc.	4.25	09/24/27	170,000	170,683
ONEOK, Inc.	4.35	03/15/29	90,000	90,344
ONEOK, Inc.	4.40	10/15/29	85,000	85,269
ONEOK, Inc.	4.55	07/15/28	105,000	105,947
ONEOK, Inc.	5.65	11/01/28	105,000	109,060
ONEOK, Inc.	5.80	11/01/30	65,000	68,449
ONEOK, Inc.	6.35	01/15/31	75,000	80,455
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12/15/29	145,000	141,308
Plains All American Pipeline LP/PAA Finance Corp.	3.80	09/15/30	105,000	102,273
Plains All American Pipeline LP/PAA Finance Corp.	4.70	01/15/31	125,000	125,738
Sabine Pass Liquefaction LLC	4.20	03/15/28	180,000	180,486
Sabine Pass Liquefaction LLC	4.50	05/15/30	275,000	276,545
Sabine Pass Liquefaction LLC	5.00	03/15/27	200,000	201,221
South Bow USA Infrastructure Holdings LLC	4.91	09/01/27	100,000	101,070
South Bow USA Infrastructure Holdings LLC	5.03	10/01/29	130,000	132,084

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.3% (Continued)
Targa Resources Corp.	4.35	01/15/29	$105,000	$105,558
Targa Resources Corp.	4.90	09/15/30	105,000	107,178
Targa Resources Corp.	5.20	07/01/27	95,000	96,485
Targa Resources Corp.	6.15	03/01/29	130,000	137,030
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00	01/15/28	95,000	95,102
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50	03/01/30	135,000	137,546
TC PipeLines LP	3.90	05/25/27	70,000	69,875
TransCanada PipeLines Ltd.	4.10	04/15/30	175,000	173,229
TransCanada PipeLines Ltd.	4.25	05/15/28	185,000	185,706
TransCanada PipeLines Ltd.	7.00	06/01/65	100,000	103,404
Transcontinental Gas Pipe Line Co. LLC	3.25	05/15/30	95,000	91,378
Western Midstream Operating LP	4.05	02/01/30	150,000	147,125
Western Midstream Operating LP	6.35	01/15/29	75,000	79,121
Williams Cos, Inc.	3.50	11/15/30	130,000	124,888
Williams Cos, Inc.	3.75	06/15/27	190,000	189,569
Williams Cos, Inc.	4.63	06/30/30	105,000	106,142
Williams Cos, Inc.	4.90	03/15/29	155,000	158,578
Williams Cos, Inc.	5.30	08/15/28	115,000	118,541
				9,772,264
REAL ESTATE – 0.1%
CBRE Services, Inc.	4.80	06/15/30	80,000	81,169
CBRE Services, Inc.	5.50	04/01/29	70,000	72,564
				153,733
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.3%
Alexandria Real Estate Equities, Inc.	4.90	12/15/30	90,000	91,464
American Homes 4 Rent LP	4.25	02/15/28	80,000	80,052
American Homes 4 Rent LP	4.95	06/15/30	90,000	91,183
American Tower Corp.	1.50	01/31/28	90,000	85,646
American Tower Corp.	1.88	10/15/30	95,000	85,000
American Tower Corp.	2.10	06/15/30	105,000	95,615
American Tower Corp.	2.90	01/15/30	105,000	99,728
American Tower Corp.	3.55	07/15/27	100,000	99,367
American Tower Corp.	3.60	01/15/28	90,000	89,290
American Tower Corp.	3.65	03/15/27	90,000	89,694
American Tower Corp.	3.80	08/15/29	225,000	221,946
American Tower Corp.	3.95	03/15/29	85,000	84,496
American Tower Corp.	4.90	03/15/30	110,000	112,377
American Tower Corp.	5.00	01/31/30	90,000	92,256
American Tower Corp.	5.20	02/15/29	75,000	77,142
American Tower Corp.	5.25	07/15/28	85,000	87,378
American Tower Corp.	5.50	03/15/28	100,000	102,812
American Tower Corp.	5.80	11/15/28	105,000	109,679
Boston Properties LP	2.90	03/15/30	100,000	93,908
Boston Properties LP	3.25	01/30/31	160,000	150,197
Boston Properties LP	3.40	06/21/29	125,000	121,431
Boston Properties LP	4.50	12/01/28	135,000	135,983
Boston Properties LP	6.75	12/01/27	100,000	104,563

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.3% (Continued)
Brixmor Operating Partnership LP	4.05	07/01/30	$115,000	$113,353
Brixmor Operating Partnership LP	4.13	05/15/29	95,000	94,680
Cousins Properties LP	5.25	07/15/30	60,000	61,592
Crown Castle, Inc.	2.25	01/15/31	135,000	120,782
Crown Castle, Inc.	2.90	03/15/27	100,000	98,771
Crown Castle, Inc.	3.10	11/15/29	80,000	76,491
Crown Castle, Inc.	3.30	07/01/30	100,000	94,955
Crown Castle, Inc.	3.65	09/01/27	140,000	139,094
Crown Castle, Inc.	3.80	02/15/28	140,000	139,128
Crown Castle, Inc.	4.00	03/01/27	60,000	59,987
Crown Castle, Inc.	4.30	02/15/29	85,000	85,076
Crown Castle, Inc.	4.80	09/01/28	75,000	76,149
Crown Castle, Inc.	4.90	09/01/29	80,000	81,382
Crown Castle, Inc.	5.00	01/11/28	135,000	137,146
Crown Castle, Inc.	5.60	06/01/29	105,000	108,974
CubeSmart LP	2.25	12/15/28	80,000	76,129
Digital Realty Trust LP	3.60	07/01/29	130,000	127,642
Digital Realty Trust LP	3.70	08/15/27	135,000	134,434
Digital Realty Trust LP	4.45	07/15/28	80,000	80,647
Digital Realty Trust LP	5.55	01/15/28	115,000	118,232
EPR Properties	3.75	08/15/29	70,000	68,091
EPR Properties	4.75	11/15/30	75,000	74,401
Equinix Europe 2 Financing Corp. LLC	4.60	11/15/30	170,000	170,697
Equinix, Inc.	1.55	03/15/28	85,000	80,892
Equinix, Inc.	1.80	07/15/27	65,000	63,029
Equinix, Inc.	2.15	07/15/30	145,000	131,728
Equinix, Inc.	3.20	11/18/29	165,000	158,867
Essex Portfolio LP	3.00	01/15/30	70,000	66,592
Essex Portfolio LP	4.00	03/01/29	70,000	69,592
Extra Space Storage LP	5.50	07/01/30	105,000	109,312
Extra Space Storage LP	5.70	04/01/28	110,000	113,531
Extra Space Storage LP	5.90	01/15/31	75,000	79,419
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	100,000	97,300
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/31	80,000	76,601
GLP Capital LP/GLP Financing II, Inc.	5.30	01/15/29	110,000	112,183
GLP Capital LP/GLP Financing II, Inc.	5.75	06/01/28	70,000	71,777
Healthcare Realty Holdings LP	3.10	02/15/30	95,000	90,164
Healthcare Realty Holdings LP	3.75	07/01/27	65,000	64,673
Healthpeak OP LLC	2.13	12/01/28	60,000	56,861
Healthpeak OP LLC	2.88	01/15/31	75,000	69,662
Healthpeak OP LLC	3.00	01/15/30	95,000	90,176
Healthpeak OP LLC	3.50	07/15/29	90,000	87,776
Host Hotels & Resorts LP	3.38	12/15/29	80,000	77,024
Host Hotels & Resorts LP	3.50	09/15/30	105,000	100,064
Invitation Homes Operating Partnership LP	2.30	11/15/28	80,000	76,079
Kilroy Realty LP	3.05	02/15/30	75,000	69,990
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50	08/01/30	65,000	66,852
Lineage OP LP(1)	5.25	07/15/30	70,000	70,610

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.3% (Continued)
Omega Healthcare Investors, Inc.	3.63	10/01/29	$70,000	$67,907
Omega Healthcare Investors, Inc.	4.50	04/01/27	95,000	95,267
Omega Healthcare Investors, Inc.	4.75	01/15/28	75,000	75,660
Omega Healthcare Investors, Inc.	5.20	07/01/30	80,000	81,455
UDR, Inc.	3.20	01/15/30	75,000	72,163
Ventas Realty LP	3.00	01/15/30	90,000	85,680
Ventas Realty LP	4.00	03/01/28	85,000	84,974
Ventas Realty LP	4.40	01/15/29	110,000	110,634
Ventas Realty LP	4.75	11/15/30	70,000	70,942
VICI Properties LP	4.75	02/15/28	165,000	166,729
VICI Properties LP	4.95	02/15/30	135,000	136,673
Weyerhaeuser Co.	4.00	11/15/29	105,000	104,043
Weyerhaeuser Co.	4.00	04/15/30	105,000	103,489
				8,145,410
RETAIL – 3.2%
AutoNation, Inc.	4.45	01/15/29	85,000	85,167
AutoNation, Inc.	4.75	06/01/30	70,000	70,624
AutoZone, Inc.	1.65	01/15/31	70,000	61,409
AutoZone, Inc.	3.75	06/01/27	80,000	79,795
AutoZone, Inc.	4.00	04/15/30	100,000	98,783
AutoZone, Inc.	5.10	07/15/29	85,000	87,461
AutoZone, Inc.	5.13	06/15/30	70,000	72,161
AutoZone, Inc.	6.25	11/01/28	65,000	68,602
Best Buy Co., Inc.	1.95	10/01/30	90,000	80,984
Best Buy Co., Inc.	4.45	10/01/28	75,000	75,740
Darden Restaurants, Inc.	3.85	05/01/27	75,000	74,868
Dollar General Corp.	3.50	04/03/30	145,000	140,074
Dollar General Corp.	4.13	05/01/28	60,000	60,128
Dollar General Corp.	5.20	07/05/28	60,000	61,522
Dollar Tree, Inc.	4.20	05/15/28	170,000	170,208
Genuine Parts Co.	1.88	11/01/30	60,000	53,032
Genuine Parts Co.	4.95	08/15/29	105,000	106,724
Lowe’s Cos, Inc.	1.30	04/15/28	140,000	132,354
Lowe’s Cos, Inc.	1.70	09/15/28	140,000	132,150
Lowe’s Cos, Inc.	1.70	10/15/30	160,000	142,460
Lowe’s Cos, Inc.	3.10	05/03/27	205,000	203,113
Lowe’s Cos, Inc.	3.35	04/01/27	105,000	104,384
Lowe’s Cos, Inc.	3.65	04/05/29	200,000	197,647
Lowe’s Cos, Inc.	3.95	10/15/27	80,000	80,196
Lowe’s Cos, Inc.	4.00	10/15/28	110,000	110,138
Lowe’s Cos, Inc.	4.50	04/15/30	170,000	172,091
McDonald’s Corp.	2.13	03/01/30	100,000	92,538
McDonald’s Corp.	2.63	09/01/29	130,000	124,088
McDonald’s Corp.	3.50	03/01/27	110,000	109,626
McDonald’s Corp.	3.50	07/01/27	140,000	139,442
McDonald’s Corp.	3.60	07/01/30	130,000	127,545
McDonald’s Corp.	3.80	04/01/28	140,000	139,960
McDonald’s Corp.	4.60	05/15/30	90,000	91,598

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 3.2% (Continued)
McDonald’s Corp.	4.80	08/14/28	$85,000	$86,747
McDonald’s Corp.	5.00	05/17/29	60,000	61,763
O’Reilly Automotive, Inc.	3.60	09/01/27	90,000	89,525
O’Reilly Automotive, Inc.	3.90	06/01/29	70,000	69,503
O’Reilly Automotive, Inc.	4.20	04/01/30	70,000	69,909
O’Reilly Automotive, Inc.	4.35	06/01/28	65,000	65,436
Starbucks Corp.	2.00	03/12/27	60,000	58,785
Starbucks Corp.	2.25	03/12/30	105,000	97,141
Starbucks Corp.	2.55	11/15/30	170,000	157,593
Starbucks Corp.	3.50	03/01/28	85,000	84,218
Starbucks Corp.	3.55	08/15/29	130,000	127,811
Starbucks Corp.	4.00	11/15/28	100,000	100,102
Starbucks Corp.	4.50	05/15/28	95,000	96,028
Starbucks Corp.	4.80	05/15/30	70,000	71,516
Starbucks Corp.	4.85	02/08/27	140,000	141,285
Tractor Supply Co.	1.75	11/01/30	95,000	84,444
				5,008,418
SEMICONDUCTORS – 2.0%
Intel Corp.	1.60	08/12/28	140,000	131,960
Intel Corp.	2.45	11/15/29	275,000	257,535
Intel Corp.	3.15	05/11/27	135,000	133,624
Intel Corp.	3.75	03/25/27	125,000	124,683
Intel Corp.	3.75	08/05/27	165,000	164,356
Intel Corp.	3.90	03/25/30	200,000	196,358
Intel Corp.	4.00	08/05/29	110,000	109,227
Intel Corp.	4.88	02/10/28	240,000	243,830
Intel Corp.	5.13	02/10/30	165,000	169,294
Marvell Technology, Inc.	2.45	04/15/28	95,000	91,812
Marvell Technology, Inc.	4.75	07/15/30	65,000	65,846
Marvell Technology, Inc.	5.75	02/15/29	75,000	78,180
Microchip Technology, Inc.	4.90	03/15/28	145,000	147,336
Microchip Technology, Inc.	5.05	03/15/29	130,000	133,078
Microchip Technology, Inc.	5.05	02/15/30	130,000	133,013
Micron Technology, Inc.	4.66	02/15/30	115,000	116,080
Micron Technology, Inc.	5.30	01/15/31	130,000	135,027
Micron Technology, Inc.	5.33	02/06/29	100,000	103,065
NXP BV/NXP Funding LLC	5.55	12/01/28	60,000	62,111
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	140,000	135,073
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	08/19/28	65,000	65,300
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	06/18/29	140,000	140,370
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	06/01/27	70,000	70,368
Qorvo, Inc.	4.38	10/15/29	120,000	118,222
				3,125,748
SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	90,000	85,607
Huntington Ingalls Industries, Inc.	3.48	12/01/27	80,000	79,230
Huntington Ingalls Industries, Inc.	4.20	05/01/30	60,000	59,546
Huntington Ingalls Industries, Inc.	5.35	01/15/30	65,000	67,216
				291,599

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.1%
Atlassian Corp.	5.25	05/15/29	$70,000	$72,018
Autodesk, Inc.	2.85	01/15/30	70,000	66,412
Autodesk, Inc.	3.50	06/15/27	60,000	59,646
Broadridge Financial Solutions, Inc.	2.90	12/01/29	100,000	95,075
Concentrix Corp.	6.60	08/02/28	115,000	119,555
Fidelity National Information Services, Inc.	1.65	03/01/28	110,000	104,728
Fiserv, Inc.	2.25	06/01/27	130,000	126,973
Fiserv, Inc.	2.65	06/01/30	130,000	120,147
Fiserv, Inc.	3.50	07/01/29	400,000	388,776
Fiserv, Inc.	4.20	10/01/28	140,000	139,976
Fiserv, Inc.	4.75	03/15/30	110,000	110,703
Fiserv, Inc.	5.15	03/15/27	105,000	106,162
Fiserv, Inc.	5.38	08/21/28	100,000	102,691
Fiserv, Inc.	5.45	03/02/28	120,000	123,007
Oracle Corp.	2.30	03/25/28	270,000	257,951
Oracle Corp.	2.80	04/01/27	305,000	299,853
Oracle Corp.	2.95	04/01/30	445,000	411,317
Oracle Corp.	3.25	11/15/27	365,000	357,960
Oracle Corp.	3.25	05/15/30	70,000	65,312
Oracle Corp.	4.20	09/27/29	205,000	201,588
Oracle Corp.	4.45	09/26/30	395,000	385,815
Oracle Corp.	4.50	05/06/28	100,000	100,187
Oracle Corp.	4.65	05/06/30	105,000	103,937
Oracle Corp.	4.80	08/03/28	210,000	211,481
Oracle Corp.	6.15	11/09/29	160,000	166,886
Paychex, Inc.	5.10	04/15/30	205,000	210,886
Roper Technologies, Inc.	1.40	09/15/27	90,000	86,489
Roper Technologies, Inc.	2.00	06/30/30	80,000	72,403
Roper Technologies, Inc.	2.95	09/15/29	90,000	86,284
Roper Technologies, Inc.	4.20	09/15/28	105,000	105,454
Roper Technologies, Inc.	4.25	09/15/28	70,000	70,404
Roper Technologies, Inc.	4.45	09/15/30	65,000	65,165
Roper Technologies, Inc.	4.50	10/15/29	70,000	70,711
Synopsys, Inc.	4.55	04/01/27	130,000	130,997
Synopsys, Inc.	4.65	04/01/28	140,000	141,832
Synopsys, Inc.	4.85	04/01/30	265,000	270,527
Take-Two Interactive Software, Inc.	3.70	04/14/27	85,000	84,767
Take-Two Interactive Software, Inc.	4.95	03/28/28	105,000	107,020
VMware LLC	1.80	08/15/28	100,000	94,822
VMware LLC	3.90	08/21/27	165,000	165,225
VMware LLC	4.70	05/15/30	100,000	101,743
Workday, Inc.	3.50	04/01/27	130,000	129,351
Workday, Inc.	3.70	04/01/29	105,000	103,594
				6,395,830

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 6.6%
AT&T, Inc.	1.65	02/01/28	$310,000	$296,389
AT&T, Inc.	2.30	06/01/27	340,000	333,053
AT&T, Inc.	3.80	02/15/27	110,000	109,833
AT&T, Inc.	4.10	02/15/28	225,000	225,557
AT&T, Inc.	4.25	03/01/27	195,000	195,541
AT&T, Inc.	4.30	02/15/30	420,000	420,542
AT&T, Inc.	4.35	03/01/29	405,000	407,916
AT&T, Inc.	4.70	08/15/30	140,000	142,218
British Telecommunications PLC	5.13	12/04/28	90,000	92,364
British Telecommunications PLC	9.63	12/15/30	365,000	444,041
Deutsche Telekom International Finance BV	8.75	06/15/30	465,000	542,440
Frontier Communications Holdings LLC	5.88	11/01/29	85,000	85,812
Juniper Networks, Inc.	3.75	08/15/29	70,000	68,535
Koninklijke KPN NV	8.38	10/01/30	85,000	98,998
Motorola Solutions, Inc.	2.30	11/15/30	120,000	109,166
Motorola Solutions, Inc.	4.60	02/23/28	95,000	96,037
Motorola Solutions, Inc.	4.60	05/23/29	100,000	101,248
Motorola Solutions, Inc.	4.85	08/15/30	85,000	86,684
Nokia OYJ	4.38	06/12/27	70,000	70,063
Rogers Communications, Inc.	3.20	03/15/27	175,000	173,461
Rogers Communications, Inc.	5.00	02/15/29	165,000	168,406
Sprint Capital Corp.	6.88	11/15/28	330,000	354,031
Telefonica Emisiones SA	4.10	03/08/27	170,000	170,128
Telefonica Europe BV	8.25	09/15/30	175,000	200,499
TELUS Corp.	2.80	02/16/27	75,000	74,111
TELUS Corp.	3.70	09/15/27	70,000	69,545
T-Mobile USA, Inc.	2.05	02/15/28	240,000	230,976
T-Mobile USA, Inc.	2.40	03/15/29	60,000	56,972
T-Mobile USA, Inc.	2.63	02/15/29	130,000	124,478
T-Mobile USA, Inc.	3.38	04/15/29	320,000	312,434
T-Mobile USA, Inc.	3.75	04/15/27	550,000	548,686
T-Mobile USA, Inc.	3.88	04/15/30	940,000	923,846
T-Mobile USA, Inc.	4.20	10/01/29	105,000	105,324
T-Mobile USA, Inc.	4.75	02/01/28	190,000	190,000
T-Mobile USA, Inc.	4.80	07/15/28	130,000	132,342
T-Mobile USA, Inc.	4.85	01/15/29	130,000	132,855
T-Mobile USA, Inc.	4.95	03/15/28	140,000	142,668
Verizon Communications, Inc.	1.50	09/18/30	135,000	119,298
Verizon Communications, Inc.	1.68	10/30/30	110,000	97,604
Verizon Communications, Inc.	1.75	01/20/31	295,000	260,212
Verizon Communications, Inc.	2.10	03/22/28	280,000	269,616
Verizon Communications, Inc.	3.15	03/22/30	160,000	153,426
Verizon Communications, Inc.	3.88	02/08/29	135,000	134,611
Verizon Communications, Inc.	4.02	12/03/29	450,000	447,690
Verizon Communications, Inc.	4.13	03/16/27	253,000	253,770
Verizon Communications, Inc.	4.33	09/21/28	370,000	373,146
Verizon Communications, Inc.	7.75	12/01/30	75,000	86,030
				10,232,602

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TOYS/GAMES/HOBBIES – 0.2%
Hasbro, Inc.	3.50	09/15/27	$75,000	$74,430
Hasbro, Inc.	3.90	11/19/29	110,000	108,562
Mattel, Inc.	5.00	11/17/30	85,000	85,842
				268,834
TRANSPORTATION – 0.8%
Canadian Pacific Railway Co.	2.05	03/05/30	70,000	64,472
Canadian Pacific Railway Co.	4.00	06/01/28	70,000	70,094
Canadian Pacific Railway Co.	4.80	03/30/30	75,000	76,741
CH Robinson Worldwide, Inc.	4.20	04/15/28	85,000	85,165
FedEx Corp.	3.10	08/05/29	90,000	87,057
Fedex Freight Holding Co., Inc.(1)	4.30	03/15/29	125,000	125,142
GXO Logistics, Inc.	6.25	05/06/29	85,000	89,711
JB Hunt Transport Services, Inc.	4.90	03/15/30	95,000	97,172
Kirby Corp.	4.20	03/01/28	70,000	70,177
Norfolk Southern Corp.	3.80	08/01/28	85,000	84,795
Norfolk Southern Corp.	5.05	08/01/30	85,000	87,900
Ryder System, Inc.	5.25	06/01/28	85,000	87,362
Ryder System, Inc.	5.38	03/15/29	80,000	82,731
Ryder System, Inc.	5.65	03/01/28	65,000	66,995
				1,175,514
TRUCKING & LEASING – 0.1%
GATX Corp.	4.00	06/30/30	75,000	73,632
GATX Corp.	4.70	04/01/29	60,000	60,736
				134,368
WATER – 0.3%
American Water Capital Corp.	2.80	05/01/30	75,000	71,129
American Water Capital Corp.	2.95	09/01/27	90,000	88,859
American Water Capital Corp.	3.45	06/01/29	75,000	73,659
American Water Capital Corp.	3.75	09/01/28	80,000	79,667
Essential Utilities, Inc.	2.70	04/15/30	65,000	61,220
Essential Utilities, Inc.	4.80	08/15/27	75,000	75,931
				450,465
TOTAL CORPORATE BONDS (Cost – $151,300,001)				152,819,364

SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
Citibank, New York	2.98	02/02/26	1,002,545	1,002,545
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,002,545)				1,002,545

TOTAL INVESTMENTS – 99.2% (Cost – $152,302,546)				$153,821,909
OTHER ASSETS LESS LIABILITIES – 0.8%				1,198,317
NET ASSETS – 100.0%				$155,020,226

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $1,402,205 and represents 0.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$152,819,364	$–	$152,819,364
Time Deposits	–	1,002,545	–	1,002,545
Total Investments	$–	$153,821,909	$–	$153,821,909

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
ADVERTISING – 0.1%
Omnicom Group, Inc.	2.60	08/01/31	$120,000	$109,124
Omnicom Group, Inc.	5.30	11/01/34	90,000	91,803
				200,927
AEROSPACE/DEFENSE – 2.1%
Boeing Co.	3.25	02/01/35	105,000	92,051
Boeing Co.	3.60	05/01/34	135,000	122,971
Boeing Co.	3.63	02/01/31	195,000	188,006
Boeing Co.	6.39	05/01/31	140,000	152,034
Boeing Co.	6.53	05/01/34	355,000	392,838
Embraer Netherlands Finance BV	5.98	02/11/35	90,000	95,563
HEICO Corp.	5.35	08/01/33	85,000	87,977
Howmet Aerospace, Inc.	4.55	11/15/32	75,000	75,379
Howmet Aerospace, Inc.	4.85	10/15/31	65,000	66,727
L3Harris Technologies, Inc.	5.25	06/01/31	105,000	109,324
L3Harris Technologies, Inc.	5.35	06/01/34	110,000	113,535
L3Harris Technologies, Inc.	5.40	07/31/33	220,000	228,975
Northrop Grumman Corp.	4.70	03/15/33	145,000	146,421
Northrop Grumman Corp.	4.90	06/01/34	120,000	121,575
Northrop Grumman Corp.	5.25	07/15/35	75,000	77,603
RTX Corp.	1.90	09/01/31	150,000	132,113
RTX Corp.	2.38	03/15/32	140,000	124,893
RTX Corp.	5.15	02/27/33	180,000	186,230
RTX Corp.	6.00	03/15/31	145,000	156,075
RTX Corp.	6.10	03/15/34	205,000	223,828
				2,894,118
AGRICULTURE – 1.6%
Altria Group, Inc.	2.45	02/04/32	255,000	225,944
Altria Group, Inc.	5.25	08/06/35	75,000	75,751
Altria Group, Inc.	5.63	02/06/35	75,000	77,812
Altria Group, Inc.	6.88	11/01/33	70,000	78,758
BAT Capital Corp.	2.73	03/25/31	180,000	166,139
BAT Capital Corp.	4.63	03/22/33	135,000	133,752
BAT Capital Corp.	4.74	03/16/32	135,000	136,097
BAT Capital Corp.	5.35	08/15/32	135,000	140,256
BAT Capital Corp.	5.63	08/15/35	140,000	145,444
BAT Capital Corp.	5.83	02/20/31	110,000	116,759
BAT Capital Corp.	6.00	02/20/34	125,000	133,689
BAT Capital Corp.	6.42	08/02/33	170,000	186,727
BAT Capital Corp.	7.75	10/19/32	75,000	87,595
Bunge Ltd. Finance Corp.	2.75	05/14/31	140,000	128,906
Bunge Ltd. Finance Corp.	3.20	04/21/31	75,000	70,685
Bunge Ltd. Finance Corp.	4.65	09/17/34	125,000	122,708
Bunge Ltd. Finance Corp.	5.15	08/04/35	95,000	96,465
Reynolds American, Inc.	5.70	08/15/35	105,000	109,299
				2,232,786

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AIRLINES – 0.1%
Southwest Airlines Co.	5.25	11/15/35	$110,000	$107,697

APPAREL – 0.1%
Tapestry, Inc.	3.05	03/15/32	70,000	63,884
Tapestry, Inc.	5.50	03/11/35	105,000	107,193
				171,077
AUTO MANUFACTURERS – 3.2%
Ford Motor Co.	3.25	02/12/32	355,000	316,325
Ford Motor Co.	6.10	08/19/32	260,000	270,617
Ford Motor Co.	7.45	07/16/31	150,000	166,866
Ford Motor Credit Co. LLC	3.63	06/17/31	140,000	129,409
Ford Motor Credit Co. LLC	5.75	04/06/33	145,000	146,305
Ford Motor Credit Co. LLC	5.87	10/31/35	150,000	149,315
Ford Motor Credit Co. LLC	6.05	03/05/31	140,000	144,740
Ford Motor Credit Co. LLC	6.05	11/05/31	190,000	196,290
Ford Motor Credit Co. LLC	6.13	03/08/34	240,000	245,472
Ford Motor Credit Co. LLC	6.50	02/07/35	170,000	177,340
Ford Motor Credit Co. LLC	6.53	03/19/32	105,000	110,706
Ford Motor Credit Co. LLC	7.12	11/07/33	175,000	189,302
General Motors Co.	5.00	04/01/35	106,000	104,370
General Motors Co.	5.60	10/15/32	185,000	193,368
General Motors Co.	6.25	04/15/35	80,000	84,931
General Motors Financial Co., Inc.	2.70	06/10/31	135,000	122,824
General Motors Financial Co., Inc.	3.10	01/12/32	175,000	160,368
General Motors Financial Co., Inc.	5.45	09/06/34	105,000	106,617
General Motors Financial Co., Inc.	5.45	01/08/36	85,000	85,371
General Motors Financial Co., Inc.	5.60	06/18/31	140,000	146,153
General Motors Financial Co., Inc.	5.63	04/04/32	120,000	125,142
General Motors Financial Co., Inc.	5.75	02/08/31	135,000	141,897
General Motors Financial Co., Inc.	5.90	01/07/35	140,000	145,890
General Motors Financial Co., Inc.	5.95	04/04/34	177,000	185,772
General Motors Financial Co., Inc.	6.10	01/07/34	211,000	223,652
General Motors Financial Co., Inc.	6.15	07/15/35	113,000	119,472
General Motors Financial Co., Inc.	6.40	01/09/33	140,000	150,945
				4,339,459
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv Swiss Holdings Ltd.	3.25	03/01/32	106,000	99,116
Aptiv Swiss Holdings Ltd.	5.15	09/13/34	75,000	75,710
BorgWarner, Inc.	5.40	08/15/34	75,000	77,040
				251,866
BANKS – 9.3%
Banco Bilbao Vizcaya Argentaria SA	7.88	11/15/34	115,000	133,768
Banco Santander SA	3.23	11/22/32	150,000	137,734
Banco Santander SA	6.35	03/14/34	185,000	198,584
Banco Santander SA	6.92	08/08/33	285,000	314,798
Bank of Montreal	3.09	01/10/37	175,000	157,844
Bank of Nova Scotia	4.59	05/04/37	175,000	171,265

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.3% (Continued)
Barclays PLC	2.67	03/10/32	$140,000	$127,572
Barclays PLC	2.89	11/24/32	175,000	159,074
Barclays PLC	5.34	09/10/35	285,000	288,484
Barclays PLC	5.75	08/09/33	150,000	157,371
Barclays PLC	5.79	02/25/36	276,000	287,727
Barclays PLC	6.22	05/09/34	280,000	300,518
Barclays PLC	6.69	09/13/34	225,000	248,581
Barclays PLC	7.12	06/27/34	225,000	251,136
Barclays PLC	7.44	11/02/33	285,000	325,722
Citigroup, Inc.	5.41	09/19/39	170,000	170,143
Citigroup, Inc.	5.83	02/13/35	350,000	362,136
Citigroup, Inc.	6.00	10/31/33	105,000	112,252
Citigroup, Inc.	6.02	01/24/36	415,000	433,273
Citigroup, Inc.	6.17	05/25/34	460,000	487,882
Citigroup, Inc.	6.63	06/15/32	145,000	160,361
Citizens Financial Group, Inc.	2.64	09/30/32	95,000	82,768
Citizens Financial Group, Inc.	5.72	07/23/32	170,000	178,067
Citizens Financial Group, Inc.	6.65	04/25/35	105,000	114,982
Comerica Bank	5.33	08/25/33	80,000	80,909
Deutsche Bank AG/New York, NY	3.04	05/28/32	155,000	142,319
Deutsche Bank AG/New York, NY	3.74	01/07/33	180,000	167,634
Deutsche Bank AG/New York, NY	5.40	09/11/35	180,000	182,650
Deutsche Bank AG/New York, NY	7.08	02/10/34	210,000	230,977
Fifth Third Bancorp	4.34	04/25/33	90,000	88,188
Fifth Third Bancorp	4.57	04/29/32	145,000	144,916
Fifth Third Bancorp	5.14	01/29/37	140,000	139,225
First Citizens BancShares, Inc./NC	6.25	03/12/40	110,000	111,932
Goldman Sachs Capital I	6.35	02/15/34	135,000	143,804
HSBC Holdings PLC	4.76	03/29/33	280,000	278,315
HSBC Holdings PLC	5.74	09/10/36	210,000	215,713
HSBC Holdings PLC	5.87	11/18/35	260,000	270,618
HSBC Holdings PLC	6.55	06/20/34	285,000	307,992
HSBC Holdings PLC	7.40	11/13/34	280,000	318,423
HSBC Holdings PLC	8.11	11/03/33	295,000	345,170
Huntington Bancshares, Inc.	5.61	01/28/41	110,000	109,541
Huntington Bancshares, Inc./OH	2.49	08/15/36	79,000	68,814
Huntington Bancshares, Inc./OH	5.71	02/02/35	190,000	197,755
Huntington Bancshares, Inc./OH	6.14	11/18/39	80,000	83,606
Keybank National Association	4.90	08/08/32	105,000	104,880
Keybank National Association	5.00	01/26/33	150,000	151,080
KeyCorp	4.79	06/01/33	110,000	109,909
KeyCorp	5.31	01/28/37	110,000	110,152
KeyCorp	6.40	03/06/35	135,000	146,288
Lloyds Banking Group PLC	6.07	06/13/36	175,000	183,669
Lloyds Banking Group PLC	7.95	11/15/33	140,000	163,201
M&T Bank Corp.	5.05	01/27/34	150,000	150,605
M&T Bank Corp.	5.39	01/16/36	150,000	152,260
M&T Bank Corp.	6.08	03/13/32	105,000	111,653

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.3% (Continued)
Mizuho Financial Group, Inc.	2.56	09/13/31	$140,000	$125,486
Morgan Stanley	2.48	09/16/36	430,000	378,091
Morgan Stanley	5.30	04/20/37	290,000	294,846
Morgan Stanley	5.31	01/18/41	215,000	212,634
Morgan Stanley	5.94	02/07/39	215,000	225,209
Morgan Stanley	5.95	01/19/38	285,000	298,354
Regions Financial Corp.	5.50	09/06/35	140,000	143,902
Santander Holdings USA, Inc.	6.34	05/31/35	105,000	112,173
Santander UK Group Holdings PLC	2.90	03/15/32	85,000	78,211
Santander UK Group Holdings PLC	5.14	09/22/36	150,000	148,931
Truist Financial Corp.	4.92	07/28/33	140,000	140,518
Zions Bancorp, N.A.	6.82	11/19/35	70,000	74,253
				12,606,848
BEVERAGES – 0.7%
Coca-Cola Consolidated, Inc.	5.45	06/01/34	70,000	73,012
Constellation Brands, Inc.	2.25	08/01/31	140,000	124,599
Constellation Brands, Inc.	4.75	05/09/32	105,000	105,777
Constellation Brands, Inc.	4.90	05/01/33	110,000	110,612
Constellation Brands, Inc.	4.95	11/01/35	70,000	69,220
Keurig Dr Pepper, Inc.	2.25	03/15/31	65,000	58,207
Keurig Dr Pepper, Inc.	4.05	04/15/32	130,000	125,243
Keurig Dr Pepper, Inc.	5.15	05/15/35	70,000	69,966
Keurig Dr Pepper, Inc.	5.20	03/15/31	75,000	77,090
Keurig Dr Pepper, Inc.	5.30	03/15/34	95,000	96,674
				910,400
BIOTECHNOLOGY – 1.3%
Amgen, Inc.	2.00	01/15/32	145,000	126,680
Amgen, Inc.	2.30	02/25/31	170,000	154,531
Amgen, Inc.	3.35	02/22/32	150,000	141,341
Amgen, Inc.	4.20	03/01/33	145,000	141,438
Amgen, Inc.	5.25	03/02/33	590,000	610,540
Biogen, Inc.	5.75	05/15/35	95,000	99,822
Bio-Rad Laboratories, Inc.	3.70	03/15/32	115,000	108,697
Illumina, Inc.	2.55	03/23/31	65,000	59,074
Royalty Pharma PLC	2.15	09/02/31	75,000	66,289
Royalty Pharma PLC	4.45	03/25/31	80,000	79,860
Royalty Pharma PLC	5.20	09/25/35	125,000	125,702
Royalty Pharma PLC	5.40	09/02/34	80,000	81,946
				1,795,920
BUILDING MATERIALS – 1.3%
Amrize Finance US LLC	5.40	04/07/35	140,000	144,964
Carlisle Cos, Inc.	2.20	03/01/32	65,000	56,908
Carlisle Cos, Inc.	5.25	09/15/35	80,000	81,422
Carrier Global Corp.	2.70	02/15/31	100,000	92,771
Carrier Global Corp.	5.90	03/15/34	130,000	139,262
CRH America Finance, Inc.	4.40	02/09/31	130,000	130,141
CRH America Finance, Inc.	5.40	05/21/34	105,000	108,599

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.3% (Continued)
CRH America Finance, Inc.	5.50	01/09/35	$180,000	$187,316
Eagle Materials, Inc.	2.50	07/01/31	110,000	99,823
Fortune Brands Innovations, Inc.	5.88	06/01/33	85,000	89,893
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	2.00	09/16/31	65,000	57,357
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	4.90	12/01/32	95,000	96,623
Martin Marietta Materials, Inc.	2.40	07/15/31	130,000	117,359
Martin Marietta Materials, Inc.	5.15	12/01/34	110,000	112,218
Masco Corp.	2.00	02/15/31	80,000	70,902
Owens Corning	5.70	06/15/34	120,000	126,169
Vulcan Materials Co.	5.35	12/01/34	100,000	103,378
				1,815,105
CHEMICALS – 1.2%
Albemarle Corp.	5.05	06/01/32	85,000	86,170
CF Industries, Inc.	5.15	03/15/34	105,000	105,629
CF Industries, Inc.	5.30	11/26/35	150,000	150,083
Dow Chemical Co.	5.15	02/15/34	85,000	84,306
Dow Chemical Co.	6.30	03/15/33	90,000	95,572
Eastman Chemical Co.	5.63	02/20/34	110,000	113,523
Eastman Chemical Co.	5.75	03/08/33	60,000	62,857
LYB International Finance III LLC	5.50	03/01/34	105,000	103,756
LYB International Finance III LLC	5.63	05/15/33	75,000	75,523
LYB International Finance III LLC	5.88	01/15/36	140,000	138,486
LYB International Finance III LLC	6.15	05/15/35	80,000	81,617
Mosaic Co.	5.45	11/15/33	65,000	66,839
Nutrien Ltd.	5.25	03/12/32	90,000	93,183
Nutrien Ltd.	5.40	06/21/34	90,000	92,812
PPG Industries, Inc.	4.38	03/15/31	95,000	94,760
Sherwin-Williams Co.	2.20	03/15/32	80,000	70,221
Sherwin-Williams Co.	5.15	08/15/35	75,000	76,192
Westlake Corp.	5.55	11/15/35	85,000	84,718
				1,676,247
COMMERCIAL SERVICES – 1.2%
Equifax, Inc.	2.35	09/15/31	140,000	124,935
Global Payments, Inc.	2.90	11/15/31	125,000	112,146
Global Payments, Inc.	5.20	11/15/32	150,000	150,162
Global Payments, Inc.	5.40	08/15/32	95,000	96,411
Global Payments, Inc.	5.55	11/15/35	255,000	252,973
Moody’s Corp.	2.00	08/19/31	85,000	75,609
Moody’s Corp.	4.25	08/08/32	70,000	69,239
Moody’s Corp.	5.00	08/05/34	70,000	71,180
Quanta Services, Inc.	2.35	01/15/32	75,000	66,392
Quanta Services, Inc.	5.10	08/09/35	65,000	65,012
Quanta Services, Inc.	5.25	08/09/34	90,000	92,152
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	85,000	77,469
Triton Container International Ltd./TAL International Container Corp.	5.15	02/15/33	85,000	84,593
Verisk Analytics, Inc.	5.25	06/05/34	90,000	91,866

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 1.2% (Continued)
Verisk Analytics, Inc.	5.25	03/15/35	$100,000	$101,587
Verisk Analytics, Inc.	5.75	04/01/33	70,000	74,051
				1,605,777
COMPUTERS – 2.3%
Booz Allen Hamilton, Inc.	5.95	08/04/33	90,000	93,700
Booz Allen Hamilton, Inc.	5.95	04/15/35	95,000	97,721
Dell International LLC/EMC Corp.	4.50	02/15/31	175,000	174,556
Dell International LLC/EMC Corp.	4.75	10/06/32	165,000	164,588
Dell International LLC/EMC Corp.	4.85	02/01/35	120,000	117,529
Dell International LLC/EMC Corp.	5.30	04/01/32	145,000	148,983
Dell International LLC/EMC Corp.	5.40	04/15/34	154,000	157,475
Dell International LLC/EMC Corp.	5.50	04/01/35	135,000	138,412
Dell International LLC/EMC Corp.	5.75	02/01/33	145,000	152,188
Fortinet, Inc.	2.20	03/15/31	65,000	58,374
Hewlett Packard Enterprise Co.	4.85	10/15/31	170,000	171,488
Hewlett Packard Enterprise Co.	5.00	10/15/34	295,000	290,333
Hewlett Packard Enterprise Co.	6.20	10/15/35	110,000	118,071
HP, Inc.	2.65	06/17/31	130,000	117,323
HP, Inc.	4.20	04/15/32	105,000	101,662
HP, Inc.	5.50	01/15/33	160,000	163,723
HP, Inc.	6.10	04/25/35	75,000	78,993
Kyndryl Holdings, Inc.	3.15	10/15/31	85,000	77,472
Kyndryl Holdings, Inc.	6.35	02/20/34	75,000	78,761
Leidos, Inc.	2.30	02/15/31	120,000	108,150
Leidos, Inc.	5.40	03/15/32	95,000	98,726
Leidos, Inc.	5.50	03/15/35	75,000	77,882
Leidos, Inc.	5.75	03/15/33	90,000	95,032
NetApp, Inc.	5.50	03/17/32	90,000	93,514
NetApp, Inc.	5.70	03/17/35	90,000	93,696
Western Digital Corp.	3.10	02/01/32	75,000	69,162
				3,137,514
COSMETICS/PERSONAL CARE – 0.2%
Haleon US Capital LLC	3.63	03/24/32	290,000	276,207

DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	6.25	06/15/33	80,000	83,729

DIVERSIFIED FINANCIAL SERVICES – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	601,000	556,200
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	210,000	189,362
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.75	01/15/33	100,000	99,088
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.95	09/10/34	160,000	159,222
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.00	11/15/35	85,000	83,908
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.30	01/19/34	110,000	112,043
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.38	12/15/31	110,000	113,808
Air Lease Corp.	2.88	01/15/32	105,000	94,526
Air Lease Corp.	5.20	07/15/31	85,000	86,625
Ally Financial, Inc.	5.55	07/31/33	95,000	95,625

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.7% (Continued)
Ally Financial, Inc.	6.18	07/26/35	$115,000	$118,760
Ally Financial, Inc.	8.00	11/01/31	280,000	317,551
Ally Financial, Inc.	8.00	11/01/31	60,000	67,882
American Express Co.	4.99	05/26/33	106,000	107,517
American Express Co.	5.63	07/28/34	70,000	72,913
American Express Co.	5.92	04/25/35	70,000	74,164
Apollo Global Management, Inc.	6.00	12/15/54	70,000	70,006
Blue Owl Finance LLC	3.13	06/10/31	95,000	86,178
Blue Owl Finance LLC	6.25	04/18/34	140,000	144,345
Capital One Financial Corp.	2.36	07/29/32	145,000	126,950
Capital One Financial Corp.	2.62	11/02/32	75,000	67,281
Capital One Financial Corp.	5.20	09/11/36	210,000	207,223
Capital One Financial Corp.	5.27	05/10/33	155,000	158,088
Capital One Financial Corp.	5.82	02/01/34	175,000	182,441
Capital One Financial Corp.	5.88	07/26/35	140,000	146,048
Capital One Financial Corp.	6.05	02/01/35	160,000	168,111
Capital One Financial Corp.	6.18	01/30/36	260,000	269,337
Capital One Financial Corp.	6.38	06/08/34	245,000	263,014
Capital One Financial Corp.	6.70	11/29/32	115,000	126,905
Capital One Financial Corp.	7.96	11/02/34	130,000	151,958
Jefferies Financial Group, Inc.	2.63	10/15/31	150,000	133,569
Jefferies Financial Group, Inc.	2.75	10/15/32	75,000	65,543
Jefferies Financial Group, Inc.	6.20	04/14/34	220,000	231,527
Jefferies Financial Group, Inc.	6.25	01/15/36	70,000	73,658
LPL Holdings, Inc.	5.65	03/15/35	70,000	71,369
LPL Holdings, Inc.	5.75	06/15/35	75,000	77,064
LPL Holdings, Inc.	6.00	05/20/34	70,000	73,500
Nasdaq, Inc.	5.55	02/15/34	165,000	172,511
Nomura Holdings, Inc.	2.61	07/14/31	130,000	117,460
Nomura Holdings, Inc.	3.00	01/22/32	100,000	91,002
Nomura Holdings, Inc.	5.04	06/10/36	120,000	119,177
Nomura Holdings, Inc.	5.49	06/29/35	80,000	82,247
Nomura Holdings, Inc.	5.78	07/03/34	130,000	136,948
Nomura Holdings, Inc.	6.09	07/12/33	80,000	85,991
Nomura Holdings, Inc.	6.18	01/18/33	115,000	123,839
Synchrony Financial	2.88	10/28/31	105,000	93,844
Synchrony Financial	6.00	07/29/36	70,000	71,111
				6,337,439
ELECTRIC – 8.3%
AEP Texas, Inc.	4.70	05/15/32	75,000	75,270
AEP Texas, Inc.	5.70	05/15/34	70,000	73,035
AES Corp.	5.80	03/15/32	120,000	123,958
Alliant Energy Corp.	5.75	04/01/56	100,000	99,379
Ameren Corp.	5.38	03/15/35	115,000	117,829
American Electric Power Co., Inc.	5.63	03/01/33	125,000	131,014
American Electric Power Co., Inc.	5.80	03/15/56	202,000	202,087
American Electric Power Co., Inc.	5.95	11/01/32	75,000	80,483

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.3% (Continued)
American Electric Power Co., Inc.	6.95	12/15/54	$95,000	$102,024
Appalachian Power Co.	2.70	04/01/31	80,000	73,407
Appalachian Power Co.	4.50	08/01/32	60,000	59,480
Arizona Public Service Co.	5.55	08/01/33	65,000	67,770
Arizona Public Service Co.	5.70	08/15/34	105,000	110,154
CenterPoint Energy, Inc.	5.95	04/01/56	100,000	100,809
CMS Energy Corp.	6.50	06/01/55	140,000	144,790
Constellation Energy Generation LLC(1)	3.75	03/01/31	115,000	110,886
Constellation Energy Generation LLC(1)	5.00	02/01/31	115,000	116,642
Constellation Energy Generation LLC	5.80	03/01/33	85,000	90,306
Constellation Energy Generation LLC	6.13	01/15/34	70,000	75,616
Dominion Energy, Inc.	2.25	08/15/31	120,000	107,196
Dominion Energy, Inc.	5.25	08/01/33	92,000	94,147
Dominion Energy, Inc.	5.38	11/15/32	125,000	130,004
Dominion Energy, Inc.	5.45	03/15/35	90,000	92,253
Dominion Energy, Inc.	5.95	06/15/35	75,000	79,553
Dominion Energy, Inc.	6.00	02/15/56	205,000	207,009
Dominion Energy, Inc.	6.63	05/15/55	185,000	190,382
Dominion Energy, Inc.	7.00	06/01/54	135,000	146,027
DTE Energy Co.	5.05	10/01/35	85,000	84,667
DTE Energy Co.	5.85	06/01/34	110,000	117,062
Duke Energy Corp.	2.55	06/15/31	150,000	136,760
Duke Energy Corp.	4.50	08/15/32	165,000	164,567
Duke Energy Corp.	4.95	09/15/35	145,000	143,698
Duke Energy Corp.	5.45	06/15/34	105,000	109,054
Duke Energy Corp.	5.75	09/15/33	90,000	95,345
Duke Energy Corp.	6.45	09/01/54	145,000	151,679
Edison International	5.25	03/15/32	80,000	80,360
Entergy Corp.	2.40	06/15/31	95,000	85,373
Entergy Corp.	5.88	06/15/56	80,000	80,030
Eversource Energy	3.38	03/01/32	95,000	88,106
Eversource Energy	5.13	05/15/33	120,000	121,175
Eversource Energy	5.50	01/01/34	95,000	97,744
Eversource Energy	5.85	04/15/31	97,000	102,369
Eversource Energy	5.95	07/15/34	95,000	100,614
Exelon Corp.	3.35	03/15/32	90,000	84,398
Exelon Corp.	5.13	03/15/31	65,000	67,175
Exelon Corp.	5.30	03/15/33	115,000	119,150
Exelon Corp.	5.45	03/15/34	107,000	111,242
Exelon Corp.	5.63	06/15/35	80,000	83,563
Exelon Corp.	6.50	03/15/55	135,000	140,034
Interstate Power & Light Co.	5.60	06/29/35	85,000	88,538
National Grid PLC	5.42	01/11/34	100,000	103,215
National Grid PLC	5.81	06/12/33	120,000	127,223
NextEra Energy Capital Holdings, Inc.	2.44	01/15/32	140,000	124,904
NextEra Energy Capital Holdings, Inc.	5.00	07/15/32	150,000	153,490
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	140,000	143,104
NextEra Energy Capital Holdings, Inc.	5.25	03/15/34	165,000	169,164

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.3% (Continued)
NextEra Energy Capital Holdings, Inc.	5.30	03/15/32	$100,000	$103,917
NextEra Energy Capital Holdings, Inc.	5.45	03/15/35	150,000	154,759
NextEra Energy Capital Holdings, Inc.	6.50	08/15/55	145,000	152,562
NextEra Energy Capital Holdings, Inc.	6.75	06/15/54	175,000	186,185
Pacific Gas & Electric Co.	2.50	02/01/31	277,000	250,472
Pacific Gas & Electric Co.	3.25	06/01/31	135,000	125,701
Pacific Gas & Electric Co.	5.05	10/15/32	115,000	115,912
Pacific Gas & Electric Co.	5.70	03/01/35	140,000	143,568
Pacific Gas & Electric Co.	5.80	05/15/34	165,000	171,283
Pacific Gas & Electric Co.	5.90	06/15/32	95,000	99,948
Pacific Gas & Electric Co.	6.00	08/15/35	120,000	125,655
Pacific Gas & Electric Co.	6.15	01/15/33	125,000	132,584
Pacific Gas & Electric Co.	6.40	06/15/33	155,000	167,134
Pacific Gas & Electric Co.	6.95	03/15/34	120,000	133,128
PacifiCorp	5.30	02/15/31	98,000	100,981
PacifiCorp	5.45	02/15/34	155,000	157,439
PPL Capital Funding, Inc.	5.25	09/01/34	100,000	102,084
Progress Energy, Inc.	7.75	03/01/31	80,000	91,624
Public Service Co. of Oklahoma	5.20	01/15/35	75,000	75,745
Public Service Co. of Oklahoma	5.45	01/15/36	120,000	122,805
Public Service Enterprise Group, Inc.	2.45	11/15/31	105,000	94,197
Public Service Enterprise Group, Inc.	5.45	04/01/34	75,000	77,275
Puget Energy, Inc.	5.73	03/15/35	85,000	87,059
Sempra	5.50	08/01/33	105,000	109,442
Sempra	6.38	04/01/56	110,000	112,555
Sempra	6.40	10/01/54	179,000	181,256
Sempra	6.55	04/01/55	80,000	81,458
Southern Co.	4.85	03/15/35	110,000	108,517
Southern Co.	5.20	06/15/33	110,000	112,860
Southern Co.	5.70	10/15/32	55,000	58,266
Southern Co.	5.70	03/15/34	155,000	162,859
Southern Co.	6.38	03/15/55	260,000	270,807
Southern Power Co.	4.90	10/01/35	85,000	83,544
System Energy Resources, Inc.	5.30	12/15/34	84,000	84,920
WEC Energy Group, Inc.	5.63	05/15/56	80,000	80,441
Wisconsin Power & Light Co.	3.95	09/01/32	90,000	86,754
Xcel Energy, Inc.	4.60	06/01/32	105,000	104,556
Xcel Energy, Inc.	5.45	08/15/33	130,000	134,184
Xcel Energy, Inc.	5.50	03/15/34	105,000	108,112
Xcel Energy, Inc.	5.60	04/15/35	110,000	113,674
				11,241,535
ELECTRONICS – 0.7%
Allegion US Holding Co., Inc.	5.41	07/01/32	95,000	98,658
Arrow Electronics, Inc.	2.95	02/15/32	65,000	58,230
Arrow Electronics, Inc.	5.88	04/10/34	75,000	78,084
Flex Ltd.	5.25	01/15/32	90,000	91,920
Flex Ltd.	5.38	11/13/35	85,000	84,926
Jabil, Inc.	4.75	02/01/33	70,000	68,985

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 0.7% (Continued)
Keysight Technologies, Inc.	4.95	10/15/34	$85,000	$85,578
TD SYNNEX Corp.	5.30	10/10/35	85,000	84,198
TD SYNNEX Corp.	6.10	04/12/34	85,000	89,789
Trimble, Inc.	6.10	03/15/33	115,000	123,030
Vontier Corp.	2.95	04/01/31	80,000	73,456
				936,854
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	5.90	03/01/33	75,000	78,787

ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.45	09/18/33	95,000	98,823

FOOD – 3.0%
Campbell’s Co.	4.55	03/21/31	70,000	69,543
Campbell’s Co.	4.75	03/23/35	115,000	110,267
Campbell’s Co.	5.40	03/21/34	145,000	147,118
Conagra Brands, Inc.	5.75	08/01/35	80,000	81,426
Flowers Foods, Inc.	2.40	03/15/31	65,000	57,156
Flowers Foods, Inc.	5.75	03/15/35	70,000	69,681
General Mills, Inc.	2.25	10/14/31	90,000	79,936
General Mills, Inc.	4.95	03/29/33	120,000	121,454
General Mills, Inc.	5.25	01/30/35	110,000	111,896
J M Smucker Co.	4.25	03/15/35	95,000	89,703
J M Smucker Co.	6.20	11/15/33	140,000	151,653
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	3.00	05/15/32	140,000	126,626
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	3.63	01/15/32	135,000	126,825
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	5.50	01/15/36	170,000	172,599
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	5.75	04/01/33	233,000	243,072
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	5.95	04/20/35	150,000	157,602
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.75	03/15/34	225,000	248,151
Kraft Heinz Foods Co.	5.00	07/15/35	85,000	84,325
Kraft Heinz Foods Co.	5.20	03/15/32	70,000	71,945
Kraft Heinz Foods Co.	5.40	03/15/35	75,000	76,705
Kroger Co.	5.00	09/15/34	320,000	320,313
McCormick & Co., Inc./MD	1.85	02/15/31	70,000	61,982
McCormick & Co., Inc./MD	4.70	10/15/34	70,000	68,850
McCormick & Co., Inc./MD	4.95	04/15/33	75,000	75,970
Mondelez International, Inc.	1.50	02/04/31	68,000	59,455
Mondelez International, Inc.	1.88	10/15/32	95,000	81,757
Mondelez International, Inc.	3.00	03/17/32	110,000	101,001
Mondelez International, Inc.	4.75	08/28/34	75,000	74,652
Pilgrim’s Pride Corp.	3.50	03/01/32	125,000	115,764
Pilgrim’s Pride Corp.	4.25	04/15/31	140,000	136,558
Pilgrim’s Pride Corp.	6.25	07/01/33	140,000	149,792
Pilgrim’s Pride Corp.	6.88	05/15/34	75,000	82,996
Sysco Corp.	5.40	03/23/35	70,000	72,412
Sysco Corp.	6.00	01/17/34	75,000	80,892
Tyson Foods, Inc.	4.88	08/15/34	75,000	74,681
Tyson Foods, Inc.	5.70	03/15/34	130,000	136,946
				4,091,704

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOREST PRODUCTS & PAPER – 0.2%
Suzano Austria GmbH	3.13	01/15/32	$150,000	$134,762
Suzano Netherlands BV	5.50	01/15/36	145,000	144,372
				279,134
GAS – 0.7%
National Fuel Gas Co.	2.95	03/01/31	59,000	53,977
National Fuel Gas Co.	5.95	03/15/35	75,000	78,641
NiSource, Inc.	1.70	02/15/31	100,000	87,938
NiSource, Inc.	5.35	04/01/34	95,000	97,885
NiSource, Inc.	5.35	07/15/35	130,000	132,641
NiSource, Inc.	5.75	07/15/56	135,000	135,921
NiSource, Inc.	6.38	03/31/55	80,000	82,752
Southern Co. Gas Capital Corp.	5.15	09/15/32	79,000	81,295
Southern Co. Gas Capital Corp.	5.75	09/15/33	75,000	79,367
Southwest Gas Corp.	4.05	03/15/32	95,000	91,891
				922,308
HAND/MACHINE TOOLS – 0.0%
Stanley Black & Decker, Inc.	3.00	05/15/32	75,000	68,162

HEALTHCARE-PRODUCTS – 1.7%
Agilent Technologies, Inc.	2.30	03/12/31	115,000	104,296
Agilent Technologies, Inc.	4.75	09/09/34	95,000	94,743
Baxter International, Inc.	1.73	04/01/31	95,000	81,715
Baxter International, Inc.	2.54	02/01/32	220,000	192,189
Baxter International, Inc.	5.65	12/15/35	150,000	151,227
GE HealthCare Technologies, Inc.	4.95	12/15/35	95,000	94,165
GE HealthCare Technologies, Inc.	5.50	06/15/35	125,000	129,055
GE HealthCare Technologies, Inc.	5.91	11/22/32	250,000	268,414
Revvity, Inc.	2.25	09/15/31	65,000	57,402
Smith & Nephew PLC	5.40	03/20/34	95,000	97,742
Solventum Corp.	5.45	03/13/31	125,000	130,439
Solventum Corp.	5.60	03/23/34	245,000	254,738
STERIS Irish FinCo UnLtd. Co.	2.70	03/15/31	90,000	83,168
Stryker Corp.	4.63	09/11/34	110,000	109,077
Stryker Corp.	5.20	02/10/35	135,000	138,358
Zimmer Biomet Holdings, Inc.	2.60	11/24/31	115,000	103,905
Zimmer Biomet Holdings, Inc.	5.20	09/15/34	95,000	96,557
Zimmer Biomet Holdings, Inc.	5.50	02/19/35	90,000	92,841
				2,280,031
HEALTHCARE-SERVICES – 4.3%
Centene Corp.	2.50	03/01/31	300,000	259,479
Centene Corp.	2.63	08/01/31	190,000	163,437
Cigna Group	2.38	03/15/31	210,000	190,396
Cigna Group	4.88	09/15/32	190,000	192,297
Cigna Group	5.13	05/15/31	110,000	113,534
Cigna Group	5.25	02/15/34	190,000	194,682
Cigna Group	5.25	01/15/36	200,000	202,770
Cigna Group	5.40	03/15/33	110,000	114,380
Elevance Health, Inc.	2.55	03/15/31	125,000	114,152

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.3% (Continued)
Elevance Health, Inc.	4.10	05/15/32	$55,000	$53,401
Elevance Health, Inc.	4.60	09/15/32	115,000	114,743
Elevance Health, Inc.	4.75	02/15/33	145,000	144,991
Elevance Health, Inc.	4.95	11/01/31	120,000	122,473
Elevance Health, Inc.	5.00	01/15/36	145,000	143,826
Elevance Health, Inc.	5.20	02/15/35	170,000	172,514
Elevance Health, Inc.	5.38	06/15/34	145,000	149,079
Elevance Health, Inc.	5.50	10/15/32	120,000	125,744
HCA, Inc.	2.38	07/15/31	120,000	107,509
HCA, Inc.	3.63	03/15/32	281,000	265,218
HCA, Inc.	4.60	11/15/32	155,000	153,547
HCA, Inc.	4.90	11/15/35	140,000	137,497
HCA, Inc.	5.45	04/01/31	260,000	270,378
HCA, Inc.	5.45	09/15/34	190,000	195,051
HCA, Inc.	5.50	03/01/32	105,000	109,482
HCA, Inc.	5.50	06/01/33	175,000	181,745
HCA, Inc.	5.60	04/01/34	185,000	192,191
HCA, Inc.	5.75	03/01/35	210,000	219,801
Humana, Inc.	2.15	02/03/32	100,000	86,379
Humana, Inc.	5.38	04/15/31	220,000	225,458
Humana, Inc.	5.55	05/01/35	105,000	105,322
Humana, Inc.	5.88	03/01/33	120,000	124,274
Humana, Inc.	5.95	03/15/34	120,000	124,163
Icon Investments Six DAC	6.00	05/08/34	65,000	68,339
Laboratory Corp. of America Holdings	2.70	06/01/31	65,000	59,715
Laboratory Corp. of America Holdings	4.55	04/01/32	75,000	74,864
Laboratory Corp. of America Holdings	4.80	10/01/34	130,000	128,368
Quest Diagnostics, Inc.	2.80	06/30/31	95,000	87,585
Quest Diagnostics, Inc.	5.00	12/15/34	120,000	121,041
Quest Diagnostics, Inc.	6.40	11/30/33	85,000	93,738
Universal Health Services, Inc.	5.05	10/15/34	75,000	73,546
				5,777,109
HOME BUILDERS – 0.1%
Meritage Homes Corp.	5.65	03/15/35	70,000	71,412
Toll Brothers Finance Corp.	5.60	06/15/35	70,000	72,778
				144,190
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.25	02/15/32	75,000	66,097
Church & Dwight Co., Inc.	5.60	11/15/32	75,000	79,775
Clorox Co.	4.60	05/01/32	90,000	90,619
				236,491
INSURANCE – 3.6%
Allstate Corp.	5.25	03/30/33	100,000	103,499
Allstate Corp.	5.55	05/09/35	80,000	83,720
American National Group, Inc.	6.00	07/15/35	105,000	105,800
Aon Corp./Aon Global Holdings PLC	2.60	12/02/31	70,000	63,333
Aon Corp./Aon Global Holdings PLC	5.00	09/12/32	75,000	76,906

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.6% (Continued)
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	$111,000	$115,225
Aon North America, Inc.	5.30	03/01/31	85,000	88,511
Aon North America, Inc.	5.45	03/01/34	250,000	259,734
Arthur J Gallagher & Co.	5.00	02/15/32	75,000	76,664
Arthur J Gallagher & Co.	5.15	02/15/35	220,000	221,620
Arthur J Gallagher & Co.	5.45	07/15/34	65,000	67,153
Assured Guaranty US Holdings, Inc.	3.15	06/15/31	65,000	61,133
Athene Holding Ltd.	5.88	01/15/34	95,000	98,586
Athene Holding Ltd.	6.63	10/15/54	95,000	95,296
Athene Holding Ltd.	6.88	06/28/55	75,000	75,158
Brown & Brown, Inc.	2.38	03/15/31	100,000	89,877
Brown & Brown, Inc.	4.20	03/17/32	90,000	87,090
Brown & Brown, Inc.	5.25	06/23/32	70,000	71,427
Brown & Brown, Inc.	5.55	06/23/35	145,000	148,358
Brown & Brown, Inc.	5.65	06/11/34	90,000	92,740
CNA Financial Corp.	5.13	02/15/34	70,000	70,466
CNA Financial Corp.	5.20	08/15/35	70,000	70,216
CNA Financial Corp.	5.50	06/15/33	80,000	82,998
CNO Financial Group, Inc.	6.45	06/15/34	100,000	105,834
Corebridge Financial, Inc.	3.90	04/05/32	205,000	195,283
Corebridge Financial, Inc.	5.75	01/15/34	120,000	125,452
Corebridge Financial, Inc.	6.38	09/15/54	105,000	106,966
Enstar Group Ltd.	3.10	09/01/31	75,000	67,337
Equitable Holdings, Inc.	5.59	01/11/33	80,000	83,530
Equitable Holdings, Inc.	6.70	03/28/55	65,000	68,338
F&G Annuities & Life, Inc.	6.25	10/04/34	70,000	70,614
Fairfax Financial Holdings Ltd.	3.38	03/03/31	75,000	70,905
Fairfax Financial Holdings Ltd.	5.63	08/16/32	110,000	114,945
Fairfax Financial Holdings Ltd.	6.00	12/07/33	120,000	127,335
Fidelity National Financial, Inc.	2.45	03/15/31	80,000	71,621
First American Financial Corp.	2.40	08/15/31	95,000	83,244
Hanover Insurance Group, Inc.	5.50	09/01/35	65,000	65,934
Lincoln National Corp.	5.35	11/15/35	75,000	75,012
MetLife, Inc.	6.35	03/15/55	145,000	152,347
Primerica, Inc.	2.80	11/19/31	85,000	77,298
Prudential Financial, Inc.	5.13	03/01/52	140,000	138,455
Prudential Financial, Inc.	6.00	09/01/52	180,000	186,087
Prudential Financial, Inc.	6.50	03/15/54	140,000	147,489
Prudential Financial, Inc.	6.75	03/01/53	70,000	74,822
Reinsurance Group of America, Inc.	5.75	09/15/34	100,000	104,111
Reinsurance Group of America, Inc.	6.65	09/15/55	95,000	98,101
Willis North America, Inc.	4.55	03/15/31	100,000	99,956
Willis North America, Inc.	5.35	05/15/33	110,000	113,115
				4,929,641

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.9%
AppLovin Corp.	5.38	12/01/31	$150,000	$155,115
AppLovin Corp.	5.50	12/01/34	140,000	143,477
eBay, Inc.	2.60	05/10/31	110,000	100,552
Expedia Group, Inc.	5.40	02/15/35	150,000	153,456
MercadoLibre, Inc.	4.90	01/15/33	105,000	103,890
Uber Technologies, Inc.	4.80	09/15/34	215,000	213,817
Uber Technologies, Inc.	4.80	09/15/35	170,000	168,162
VeriSign, Inc.	2.70	06/15/31	100,000	90,977
VeriSign, Inc.	5.25	06/01/32	75,000	76,990
				1,206,436
INVESTMENT COMPANIES – 1.0%
Apollo Debt Solutions BDC	6.70	07/29/31	140,000	146,028
Ares Capital Corp.	3.20	11/15/31	100,000	88,679
Ares Capital Corp.	5.25	04/12/31	115,000	113,201
Ares Capital Corp.	5.80	03/08/32	140,000	140,967
Ares Strategic Income Fund(1)	5.55	04/15/31	85,000	84,057
Ares Strategic Income Fund	6.20	03/21/32	120,000	122,019
Blackstone Private Credit Fund	5.35	03/12/31	85,000	83,052
Blackstone Private Credit Fund	6.00	01/29/32	155,000	155,471
Blackstone Private Credit Fund	6.00	11/22/34	120,000	119,206
Blue Owl Credit Income Corp.	6.65	03/15/31	110,000	112,635
Golub Capital Private Credit Fund(1)	5.60	04/15/31	65,000	64,172
HA Sustainable Infrastructure Capital, Inc.	6.38	07/01/34	145,000	148,144
				1,377,631
IRON/STEEL – 0.6%
ArcelorMittal SA	6.00	06/17/34	75,000	80,375
ArcelorMittal SA	6.80	11/29/32	140,000	156,938
Gerdau Trade, Inc.	5.75	06/09/35	90,000	92,964
Steel Dynamics, Inc.	5.25	05/15/35	100,000	101,586
Steel Dynamics, Inc.	5.38	08/15/34	95,000	97,708
Vale Overseas Ltd.	6.13	06/12/33	210,000	225,118
				754,689
LEISURE TIME – 0.2%
Brunswick Corp./DE	2.40	08/18/31	80,000	70,558
Polaris, Inc.	5.60	03/01/31	65,000	66,029
Royal Caribbean Cruises Ltd.	5.38	01/15/36	210,000	210,416
				347,003
LODGING – 0.9%
Choice Hotels International, Inc.	5.85	08/01/34	85,000	87,075
Hyatt Hotels Corp.	5.75	03/30/32	70,000	73,340
Las Vegas Sands Corp.	6.20	08/15/34	70,000	73,120
Marriott International, Inc./MD	2.75	10/15/33	110,000	95,969
Marriott International, Inc./MD	2.85	04/15/31	130,000	120,678
Marriott International, Inc./MD	3.50	10/15/32	150,000	140,067
Marriott International, Inc./MD	4.50	10/15/31	85,000	85,186
Marriott International, Inc./MD	5.10	04/15/32	75,000	77,185

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 0.9% (Continued)
Marriott International, Inc./MD	5.25	10/15/35	$85,000	$86,166
Marriott International, Inc./MD	5.30	05/15/34	140,000	143,790
Marriott International, Inc./MD	5.35	03/15/35	140,000	143,632
Sands China Ltd.	3.25	08/08/31	85,000	78,694
				1,204,902
MACHINERY-DIVERSIFIED – 1.0%
AGCO Corp.	5.80	03/21/34	100,000	104,466
CNH Industrial Capital LLC	4.38	03/07/31	70,000	69,442
Flowserve Corp.	2.80	01/15/32	80,000	71,856
IDEX Corp.	2.63	06/15/31	65,000	59,322
Ingersoll Rand, Inc.	5.31	06/15/31	75,000	78,187
Ingersoll Rand, Inc.	5.45	06/15/34	110,000	114,012
Ingersoll Rand, Inc.	5.70	08/14/33	140,000	147,872
Nordson Corp.	5.80	09/15/33	75,000	79,350
nVent Finance Sarl	5.65	05/15/33	70,000	73,034
Otis Worldwide Corp.	5.13	11/19/31	95,000	98,478
Otis Worldwide Corp.	5.13	09/04/35	75,000	76,041
Regal Rexnord Corp.	6.40	04/15/33	175,000	187,046
Westinghouse Air Brake Technologies Corp.	5.50	05/29/35	110,000	114,225
Westinghouse Air Brake Technologies Corp.	5.61	03/11/34	65,000	68,078
				1,341,409
MEDIA – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	140,000	120,801
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	238,000	214,697
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	150,000	141,037
Charter Communications Operating LLC/Charter Communications Operating Capital	5.85	12/01/35	180,000	179,235
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	290,000	297,371
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	06/01/34	215,000	225,695
Charter Communications Operating LLC/Charter Communications Operating Capital	6.65	02/01/34	125,000	131,676
FactSet Research Systems, Inc.	3.45	03/01/32	70,000	65,083
Fox Corp.	6.50	10/13/33	175,000	192,401
Paramount Global	4.20	05/19/32	140,000	126,431
Time Warner Cable Enterprises LLC	8.38	07/15/33	135,000	155,777
				1,850,204
MINING – 0.2%
Freeport-McMoRan, Inc.	5.40	11/14/34	110,000	113,597
Southern Copper Corp.	7.50	07/27/35	135,000	160,101
				273,698

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 0.2%
Teledyne Technologies, Inc.	2.75	04/01/31	$145,000	$134,439
Textron, Inc.	2.45	03/15/31	65,000	58,984
Textron, Inc.	5.50	05/15/35	75,000	77,483
				270,906
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	128,000	119,624
CDW LLC/CDW Finance Corp.	5.55	08/22/34	100,000	101,619
				221,243
OIL & GAS – 3.3%
Canadian Natural Resources Ltd.	5.40	12/15/34	110,000	111,948
Cenovus Energy, Inc.	2.65	01/15/32	75,000	67,170
Cenovus Energy, Inc.	4.65	03/20/31	65,000	64,940
Coterra Energy, Inc.	5.40	02/15/35	105,000	106,947
Coterra Energy, Inc.	5.60	03/15/34	70,000	72,417
Devon Energy Corp.	5.20	09/15/34	185,000	186,652
Devon Energy Corp.	7.88	09/30/31	95,000	109,955
Diamondback Energy, Inc.	3.13	03/24/31	110,000	103,126
Diamondback Energy, Inc.	5.40	04/18/34	180,000	184,549
Diamondback Energy, Inc.	5.55	04/01/35	170,000	175,018
Diamondback Energy, Inc.	6.25	03/15/33	155,000	167,308
EQT Corp.	5.75	02/01/34	105,000	109,582
Expand Energy Corp.	4.75	02/01/32	175,000	173,538
Expand Energy Corp.	5.70	01/15/35	110,000	113,844
Helmerich & Payne, Inc.	2.90	09/29/31	70,000	63,288
Helmerich & Payne, Inc.	5.50	12/01/34	85,000	84,231
HF Sinclair Corp.	5.50	09/01/32	65,000	66,535
HF Sinclair Corp.	6.25	01/15/35	110,000	115,128
Marathon Petroleum Corp.	5.70	03/01/35	125,000	129,259
Occidental Petroleum Corp.	5.38	01/01/32	140,000	143,985
Occidental Petroleum Corp.	5.55	10/01/34	170,000	173,856
Occidental Petroleum Corp.	7.50	05/01/31	125,000	140,885
Ovintiv, Inc.	6.25	07/15/33	83,000	88,165
Ovintiv, Inc.	6.50	08/15/34	95,000	102,399
Ovintiv, Inc.	7.38	11/01/31	70,000	78,227
Phillips 66 Co.	4.65	11/15/34	145,000	141,867
Phillips 66 Co.	4.95	03/15/35	95,000	94,454
Phillips 66 Co.	5.25	06/15/31	150,000	155,532
Phillips 66 Co.	5.30	06/30/33	135,000	138,760
Phillips 66 Co.	5.88	03/15/56	140,000	139,435
Suncor Energy, Inc.	5.95	12/01/34	75,000	79,215
Suncor Energy, Inc.	7.15	02/01/32	65,000	73,052
Valero Energy Corp.	7.50	04/15/32	115,000	132,183
Viper Energy Partners LLC	5.70	08/01/35	155,000	157,781
Woodside Finance Ltd.	5.10	09/12/34	175,000	173,139
Woodside Finance Ltd.	5.70	05/19/32	80,000	83,655
Woodside Finance Ltd.	6.00	05/19/35	185,000	192,564
				4,494,589

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 0.1%
Halliburton Co.	4.85	11/15/35	$140,000	$137,974

PACKAGING & CONTAINERS – 1.0%
Amcor Finance USA, Inc.	5.63	05/26/33	75,000	78,455
Amcor Flexibles North America, Inc.	2.69	05/25/31	115,000	105,179
Amcor Flexibles North America, Inc.	5.50	03/17/35	105,000	108,600
AptarGroup, Inc.	4.75	03/30/31	80,000	80,492
Berry Global, Inc.	5.65	01/15/34	115,000	120,021
Berry Global, Inc.	5.80	06/15/31	100,000	105,836
Packaging Corp. of America	5.20	08/15/35	80,000	81,099
Smurfit Kappa Treasury ULC	5.44	04/03/34	145,000	149,709
Smurfit Westrock Financing DAC	5.19	01/15/36	115,000	116,081
Smurfit Westrock Financing DAC	5.42	01/15/35	110,000	113,275
Sonoco Products Co.	2.85	02/01/32	80,000	72,431
Sonoco Products Co.	5.00	09/01/34	100,000	99,339
WRKCo, Inc.	3.00	06/15/33	90,000	80,249
WRKCo, Inc.	4.20	06/01/32	65,000	63,334
				1,374,100
PHARMACEUTICALS – 2.2%
Becton Dickinson & Co.	1.96	02/11/31	132,000	117,671
Becton Dickinson & Co.	4.30	08/22/32	70,000	68,948
Becton Dickinson & Co.	5.11	02/08/34	85,000	86,600
Cardinal Health, Inc.	5.35	11/15/34	145,000	149,066
Cardinal Health, Inc.	5.45	02/15/34	65,000	67,584
Cencora, Inc.	2.70	03/15/31	145,000	133,733
Cencora, Inc.	5.13	02/15/34	70,000	71,670
Cencora, Inc.	5.15	02/15/35	100,000	102,035
CVS Health Corp.	1.88	02/28/31	175,000	154,073
CVS Health Corp.	2.13	09/15/31	150,000	131,728
CVS Health Corp.	4.88	07/20/35	100,000	97,842
CVS Health Corp.	5.00	09/15/32	105,000	106,740
CVS Health Corp.	5.25	02/21/33	245,000	251,121
CVS Health Corp.	5.30	06/01/33	180,000	184,606
CVS Health Corp.	5.45	09/15/35	215,000	218,788
CVS Health Corp.	5.55	06/01/31	150,000	156,885
CVS Health Corp.	5.70	06/01/34	180,000	187,073
Takeda Pharmaceutical Co. Ltd.	5.30	07/05/34	165,000	169,654
Takeda US Financing, Inc.	5.20	07/07/35	219,000	221,687
Zoetis, Inc.	5.00	08/17/35	150,000	151,073
Zoetis, Inc.	5.60	11/16/32	110,000	116,709
				2,945,286
PIPELINES – 7.6%
Boardwalk Pipelines LP	3.40	02/15/31	70,000	66,184
Boardwalk Pipelines LP	3.60	09/01/32	75,000	70,134
Boardwalk Pipelines LP	5.63	08/01/34	80,000	83,566
Cheniere Energy Partners LP	3.25	01/31/32	180,000	166,193
Cheniere Energy Partners LP	4.00	03/01/31	210,000	204,551
Cheniere Energy Partners LP(1)	5.55	10/30/35	145,000	148,246

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.6% (Continued)
Cheniere Energy Partners LP	5.75	08/15/34	$170,000	$177,261
Cheniere Energy Partners LP	5.95	06/30/33	200,000	211,901
Cheniere Energy, Inc.	5.65	04/15/34	205,000	212,419
Eastern Energy Gas Holdings LLC	5.80	01/15/35	95,000	100,492
Enbridge, Inc.	2.50	08/01/33	145,000	124,499
Enbridge, Inc.	4.50	02/15/31	70,000	70,029
Enbridge, Inc.	5.20	11/20/35	75,000	75,293
Enbridge, Inc.	5.55	06/20/35	130,000	134,227
Enbridge, Inc.	5.63	04/05/34	170,000	177,167
Enbridge, Inc.	5.70	03/08/33	335,000	351,451
Enbridge, Inc.	7.20	06/27/54	95,000	101,215
Energy Transfer LP	4.90	03/15/35	75,000	73,460
Energy Transfer LP	5.35	01/15/36	135,000	134,878
Energy Transfer LP	5.55	05/15/34	185,000	190,404
Energy Transfer LP	5.60	09/01/34	205,000	211,199
Energy Transfer LP	5.70	04/01/35	170,000	176,082
Energy Transfer LP	5.75	02/15/33	205,000	215,055
Energy Transfer LP	6.55	12/01/33	210,000	229,842
Kinder Morgan Energy Partners LP	5.80	03/15/35	80,000	84,392
Kinder Morgan Energy Partners LP	7.30	08/15/33	70,000	80,518
Kinder Morgan, Inc.	2.00	02/15/31	110,000	98,697
Kinder Morgan, Inc.	4.80	02/01/33	110,000	110,324
Kinder Morgan, Inc.	5.20	06/01/33	215,000	221,346
Kinder Morgan, Inc.	5.30	12/01/34	110,000	112,457
Kinder Morgan, Inc.	5.40	02/01/34	140,000	144,877
Kinder Morgan, Inc.	5.85	06/01/35	105,000	111,160
Kinder Morgan, Inc.	7.75	01/15/32	145,000	168,761
Kinder Morgan, Inc.	7.80	08/01/31	70,000	81,248
MPLX LP	4.80	02/15/31	155,000	156,783
MPLX LP	4.95	09/01/32	140,000	141,055
MPLX LP	5.00	01/15/33	110,000	110,256
MPLX LP	5.00	03/01/33	175,000	175,543
MPLX LP	5.40	04/01/35	145,000	146,492
MPLX LP	5.40	09/15/35	220,000	221,876
MPLX LP	5.50	06/01/34	235,000	240,047
ONEOK, Inc.	4.75	10/15/31	170,000	170,830
ONEOK, Inc.	4.95	10/15/32	109,000	109,586
ONEOK, Inc.	5.05	11/01/34	230,000	227,643
ONEOK, Inc.	5.40	10/15/35	145,000	146,258
ONEOK, Inc.	5.65	09/01/34	75,000	77,336
ONEOK, Inc.	6.05	09/01/33	220,000	233,210
ONEOK, Inc.	6.10	11/15/32	115,000	123,069
Plains All American Pipeline LP	5.95	06/15/35	150,000	156,571
Plains All American Pipeline LP/PAA Finance Corp.	5.60	01/15/36	135,000	136,953
Plains All American Pipeline LP/PAA Finance Corp.	5.70	09/15/34	90,000	92,898
South Bow USA Infrastructure Holdings LLC	5.58	10/01/34	175,000	176,559
Targa Resources Corp.	4.20	02/01/33	115,000	110,088
Targa Resources Corp.	5.50	02/15/35	140,000	143,469

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.6% (Continued)
Targa Resources Corp.	5.55	08/15/35	$140,000	$143,458
Targa Resources Corp.	6.13	03/15/33	130,000	138,934
Targa Resources Corp.	6.50	03/30/34	145,000	158,584
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.00	01/15/32	155,000	148,766
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.88	02/01/31	125,000	126,197
TransCanada PipeLines Ltd.	4.63	03/01/34	180,000	175,839
Western Midstream Operating LP	4.80	03/01/31	75,000	75,017
Western Midstream Operating LP	5.45	11/15/34	115,000	115,876
Western Midstream Operating LP	5.50	12/15/35	85,000	84,649
Western Midstream Operating LP	6.15	04/01/33	120,000	126,884
Williams Cos, Inc.	2.60	03/15/31	215,000	196,785
Williams Cos, Inc.	4.65	08/15/32	150,000	150,144
Williams Cos, Inc.	5.15	03/15/34	175,000	177,538
Williams Cos, Inc.	5.30	09/30/35	110,000	111,689
Williams Cos, Inc.	5.60	03/15/35	160,000	166,259
Williams Cos, Inc.	5.65	03/15/33	175,000	183,083
				10,295,752
REAL ESTATE – 0.3%
CBRE Services, Inc.	2.50	04/01/31	63,000	57,112
CBRE Services, Inc.	4.90	01/15/33	115,000	115,463
CBRE Services, Inc.	5.50	06/15/35	70,000	72,175
CBRE Services, Inc.	5.95	08/15/34	145,000	154,444
				399,194
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.5%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	145,000	119,106
Alexandria Real Estate Equities, Inc.	2.00	05/18/32	115,000	97,612
Alexandria Real Estate Equities, Inc.	2.95	03/15/34	110,000	94,667
Alexandria Real Estate Equities, Inc.	3.38	08/15/31	111,000	104,007
Alexandria Real Estate Equities, Inc.	4.75	04/15/35	75,000	72,419
Alexandria Real Estate Equities, Inc.	5.50	10/01/35	85,000	86,538
American Assets Trust LP	3.38	02/01/31	60,000	54,762
American Assets Trust LP	6.15	10/01/34	80,000	81,042
American Homes 4 Rent LP	3.63	04/15/32	80,000	75,193
American Homes 4 Rent LP	5.25	03/15/35	70,000	70,224
American Homes 4 Rent LP	5.50	02/01/34	90,000	92,251
American Homes 4 Rent LP	5.50	07/15/34	70,000	71,658
American Tower Corp.	2.30	09/15/31	100,000	89,024
American Tower Corp.	2.70	04/15/31	95,000	87,394
American Tower Corp.	4.05	03/15/32	95,000	92,542
American Tower Corp.	4.70	12/15/32	125,000	125,160
American Tower Corp.	5.35	03/15/35	105,000	107,586
American Tower Corp.	5.40	01/31/35	90,000	92,573
American Tower Corp.	5.45	02/15/34	95,000	98,429
American Tower Corp.	5.55	07/15/33	120,000	125,477
American Tower Corp.	5.65	03/15/33	120,000	126,191
American Tower Corp.	5.90	11/15/33	110,000	117,502
Americold Realty Operating Partnership LP	5.41	09/12/34	70,000	68,821

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.5% (Continued)
Boston Properties LP	2.45	10/01/33	$100,000	$82,689
Boston Properties LP	2.55	04/01/32	115,000	100,550
Boston Properties LP	5.75	01/15/35	125,000	128,015
Boston Properties LP	6.50	01/15/34	110,000	118,084
Brixmor Operating Partnership LP	2.50	08/16/31	75,000	67,478
COPT Defense Properties LP	2.75	04/15/31	85,000	77,702
Cousins Properties LP	5.88	10/01/34	80,000	83,478
Crown Castle, Inc.	2.10	04/01/31	160,000	141,414
Crown Castle, Inc.	2.50	07/15/31	110,000	98,555
Crown Castle, Inc.	5.10	05/01/33	105,000	106,124
Crown Castle, Inc.	5.20	09/01/34	85,000	85,779
Crown Castle, Inc.	5.80	03/01/34	105,000	109,935
CubeSmart LP	2.50	02/15/32	65,000	57,677
DOC DR LLC	2.63	11/01/31	75,000	67,435
Equinix Europe 2 Financing Corp. LLC	5.50	06/15/34	110,000	113,695
Equinix, Inc.	2.50	05/15/31	140,000	126,893
Equinix, Inc.	3.90	04/15/32	180,000	173,200
Essex Portfolio LP	2.65	03/15/32	100,000	89,189
Essex Portfolio LP	5.50	04/01/34	85,000	87,634
Extra Space Storage LP	2.35	03/15/32	90,000	78,709
Extra Space Storage LP	2.40	10/15/31	85,000	75,580
Extra Space Storage LP	4.95	01/15/33	130,000	130,790
Extra Space Storage LP	5.40	02/01/34	90,000	92,160
Extra Space Storage LP	5.40	06/15/35	70,000	71,546
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	120,000	108,725
GLP Capital LP/GLP Financing II, Inc.	5.25	02/15/33	85,000	85,216
GLP Capital LP/GLP Financing II, Inc.	5.63	09/15/34	115,000	116,445
Healthcare Realty Holdings LP	2.00	03/15/31	105,000	92,347
Healthpeak OP LLC	4.75	01/15/33	65,000	64,724
Healthpeak OP LLC	5.25	12/15/32	105,000	107,673
Healthpeak OP LLC	5.38	02/15/35	75,000	76,317
Host Hotels & Resorts LP	5.50	04/15/35	110,000	111,374
Host Hotels & Resorts LP	5.70	06/15/32	70,000	73,081
Host Hotels & Resorts LP	5.70	07/01/34	80,000	82,639
Invitation Homes Operating Partnership LP	2.00	08/15/31	75,000	65,353
Invitation Homes Operating Partnership LP	4.15	04/15/32	90,000	86,894
Invitation Homes Operating Partnership LP	4.88	02/01/35	80,000	78,051
Invitation Homes Operating Partnership LP	4.95	01/15/33	80,000	79,857
NNN REIT, Inc.	4.60	02/15/31	55,000	55,377
NNN REIT, Inc.	5.50	06/15/34	80,000	82,646
NNN REIT, Inc.	5.60	10/15/33	70,000	73,053
Omega Healthcare Investors, Inc.	3.25	04/15/33	100,000	88,808
Omega Healthcare Investors, Inc.	3.38	02/01/31	100,000	93,625
Sabra Health Care LP	3.20	12/01/31	115,000	105,330
Sun Communities Operating LP	2.70	07/15/31	110,000	99,958
Sun Communities Operating LP	4.20	04/15/32	80,000	77,741
UDR, Inc.	3.00	08/15/31	95,000	88,175
Ventas Realty LP	2.50	09/01/31	80,000	71,985

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.5% (Continued)
Ventas Realty LP	5.00	01/15/35	$75,000	$74,914
Ventas Realty LP	5.10	07/15/32	75,000	77,205
Ventas Realty LP	5.63	07/01/34	75,000	78,281
VICI Properties LP	5.13	11/15/31	105,000	106,247
VICI Properties LP	5.13	05/15/32	210,000	211,381
VICI Properties LP	5.63	04/01/35	135,000	137,579
VICI Properties LP	5.75	04/01/34	85,000	87,711
Weyerhaeuser Co.	7.38	03/15/32	95,000	108,140
WP Carey, Inc.	2.40	02/01/31	65,000	58,747
				7,520,088
RETAIL – 3.0%
AutoNation, Inc.	3.85	03/01/32	95,000	89,658
AutoNation, Inc.	5.89	03/15/35	75,000	77,858
AutoZone, Inc.	4.75	08/01/32	105,000	105,867
AutoZone, Inc.	4.75	02/01/33	80,000	79,977
AutoZone, Inc.	5.40	07/15/34	95,000	97,950
AutoZone, Inc.	6.55	11/01/33	75,000	83,104
Darden Restaurants, Inc.	6.30	10/10/33	75,000	81,534
Dick’s Sporting Goods, Inc.	3.15	01/15/32	100,000	92,178
Dollar General Corp.	5.00	11/01/32	105,000	106,472
Dollar General Corp.	5.45	07/05/33	145,000	150,296
Dollar Tree, Inc.	2.65	12/01/31	115,000	103,666
Ferguson Enterprises, Inc.	4.35	03/15/31	115,000	114,663
Ferguson Enterprises, Inc.	5.00	10/03/34	110,000	110,546
Genuine Parts Co.	2.75	02/01/32	80,000	70,958
Lowe’s Cos, Inc.	2.63	04/01/31	210,000	193,145
Lowe’s Cos, Inc.	3.75	04/01/32	215,000	206,414
Lowe’s Cos, Inc.	4.25	03/15/31	145,000	144,389
Lowe’s Cos, Inc.	4.50	10/15/32	190,000	189,305
Lowe’s Cos, Inc.	4.85	10/15/35	180,000	178,655
Lowe’s Cos, Inc.	5.00	04/15/33	185,000	189,154
Lowe’s Cos, Inc.	5.15	07/01/33	145,000	149,372
McDonald’s Corp.	4.40	02/12/31	75,000	75,526
McDonald’s Corp.	4.60	09/09/32	110,000	111,848
McDonald’s Corp.	4.70	12/09/35	115,000	114,266
McDonald’s Corp.	4.95	08/14/33	85,000	87,410
McDonald’s Corp.	4.95	03/03/35	130,000	131,337
McDonald’s Corp.	5.20	05/17/34	65,000	67,370
O’Reilly Automotive, Inc.	1.75	03/15/31	65,000	57,146
O’Reilly Automotive, Inc.	4.70	06/15/32	130,000	131,250
O’Reilly Automotive, Inc.	5.00	08/19/34	70,000	70,448
Ross Stores, Inc.	1.88	04/15/31	80,000	70,607
Starbucks Corp.	3.00	02/14/32	150,000	138,573
Starbucks Corp.	4.80	02/15/33	80,000	80,953
Starbucks Corp.	4.90	02/15/31	70,000	72,000
Starbucks Corp.	5.00	02/15/34	55,000	56,046
Starbucks Corp.	5.40	05/15/35	75,000	77,782
Tractor Supply Co.	5.25	05/15/33	105,000	108,312
				4,066,035

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 1.9%
Intel Corp.	2.00	08/12/31	$165,000	$145,084
Intel Corp.	4.00	12/15/32	115,000	110,204
Intel Corp.	4.15	08/05/32	175,000	169,695
Intel Corp.	5.00	02/21/31	80,000	81,839
Intel Corp.	5.15	02/21/34	135,000	136,790
Intel Corp.	5.20	02/10/33	320,000	326,557
Marvell Technology, Inc.	2.95	04/15/31	95,000	88,074
Marvell Technology, Inc.	5.45	07/15/35	70,000	72,011
Marvell Technology, Inc.	5.95	09/15/33	75,000	79,858
Micron Technology, Inc.	2.70	04/15/32	150,000	135,191
Micron Technology, Inc.	5.65	11/01/32	85,000	89,755
Micron Technology, Inc.	5.80	01/15/35	140,000	148,167
Micron Technology, Inc.	5.88	02/09/33	95,000	101,125
Micron Technology, Inc.	5.88	09/15/33	135,000	143,679
Micron Technology, Inc.	6.05	11/01/35	175,000	187,925
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	05/11/31	125,000	113,189
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	02/15/32	155,000	139,072
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	145,000	146,878
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.25	08/19/35	100,000	101,184
Skyworks Solutions, Inc.	3.00	06/01/31	70,000	63,573
				2,579,850
SHIPBUILDING – 0.1%
Huntington Ingalls Industries, Inc.	5.75	01/15/35	75,000	79,223

SOFTWARE – 5.0%
Atlassian Corp.	5.50	05/15/34	70,000	71,475
Autodesk, Inc.	2.40	12/15/31	135,000	120,351
Autodesk, Inc.	5.30	06/15/35	75,000	76,443
Broadridge Financial Solutions, Inc.	2.60	05/01/31	135,000	122,705
Concentrix Corp.	6.85	08/02/33	80,000	81,357
Electronic Arts, Inc.	1.85	02/15/31	90,000	87,088
Fidelity National Information Services, Inc.	2.25	03/01/31	110,000	98,505
Fidelity National Information Services, Inc.	5.10	07/15/32	110,000	112,275
Fiserv, Inc.	4.55	02/15/31	140,000	139,175
Fiserv, Inc.	5.15	08/12/34	130,000	128,610
Fiserv, Inc.	5.25	08/11/35	150,000	149,023
Fiserv, Inc.	5.35	03/15/31	70,000	71,895
Fiserv, Inc.	5.45	03/15/34	105,000	106,229
Fiserv, Inc.	5.60	03/02/33	130,000	133,783
Fiserv, Inc.	5.63	08/21/33	190,000	195,418
MSCI, Inc.	5.25	09/01/35	185,000	185,730
Oracle Corp.	2.88	03/25/31	469,000	421,416
Oracle Corp.	3.90	05/15/35	180,000	155,143
Oracle Corp.	4.30	07/08/34	265,000	239,424
Oracle Corp.	4.70	09/27/34	240,000	222,649
Oracle Corp.	4.80	09/26/32	439,000	425,078
Oracle Corp.	4.90	02/06/33	210,000	202,350
Oracle Corp.	5.20	09/26/35	560,000	533,983

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 5.0% (Continued)
Oracle Corp.	5.25	02/03/32	$175,000	$174,665
Oracle Corp.	5.50	08/03/35	270,000	263,399
Oracle Corp.	6.25	11/09/32	310,000	323,455
Paychex, Inc.	5.35	04/15/32	220,000	227,455
Paychex, Inc.	5.60	04/15/35	170,000	176,372
Roper Technologies, Inc.	1.75	02/15/31	150,000	131,730
Roper Technologies, Inc.	4.75	02/15/32	65,000	65,404
Roper Technologies, Inc.	4.90	10/15/34	145,000	143,956
Roper Technologies, Inc.	5.10	09/15/35	140,000	139,772
Synopsys, Inc.	5.00	04/01/32	210,000	214,858
Synopsys, Inc.	5.15	04/01/35	350,000	354,957
Take-Two Interactive Software, Inc.	4.00	04/14/32	70,000	67,906
VMware LLC	2.20	08/15/31	220,000	195,885
Workday, Inc.	3.80	04/01/32	175,000	167,195
				6,727,114
TELECOMMUNICATIONS – 7.7%
AT&T, Inc.	2.25	02/01/32	365,000	321,065
AT&T, Inc.	2.55	12/01/33	540,000	459,475
AT&T, Inc.	2.75	06/01/31	405,000	372,503
AT&T, Inc.	4.50	05/15/35	365,000	349,306
AT&T, Inc.	4.55	11/01/32	175,000	173,806
AT&T, Inc.	4.90	11/01/35	175,000	172,325
AT&T, Inc.	5.38	08/15/35	185,000	188,800
AT&T, Inc.	5.40	02/15/34	380,000	391,969
Bell Telephone Co. of Canada or Bell Canada	5.10	05/11/33	125,000	126,959
Bell Telephone Co. of Canada or Bell Canada	5.20	02/15/34	105,000	106,982
Deutsche Telekom International Finance BV	9.25	06/01/32	65,000	81,098
Motorola Solutions, Inc.	2.75	05/24/31	125,000	114,813
Motorola Solutions, Inc.	5.20	08/15/32	75,000	77,404
Motorola Solutions, Inc.	5.40	04/15/34	125,000	128,819
Motorola Solutions, Inc.	5.55	08/15/35	130,000	134,996
Motorola Solutions, Inc.	5.60	06/01/32	85,000	89,429
Orange SA	9.00	03/01/31	345,000	414,050
Rogers Communications, Inc.	3.80	03/15/32	275,000	260,618
Rogers Communications, Inc.	5.30	02/15/34	185,000	187,227
Sprint Capital Corp.	8.75	03/15/32	290,000	351,324
TELUS Corp.	3.40	05/13/32	135,000	124,684
T-Mobile USA, Inc.	2.25	11/15/31	145,000	128,626
T-Mobile USA, Inc.	2.55	02/15/31	340,000	311,054
T-Mobile USA, Inc.	2.70	03/15/32	160,000	143,904
T-Mobile USA, Inc.	2.88	02/15/31	145,000	134,733
T-Mobile USA, Inc.	3.50	04/15/31	340,000	324,868
T-Mobile USA, Inc.	4.63	01/15/33	105,000	104,341
T-Mobile USA, Inc.	4.70	01/15/35	145,000	141,885
T-Mobile USA, Inc.	4.95	11/15/35	140,000	138,605
T-Mobile USA, Inc.	5.05	07/15/33	380,000	386,257
T-Mobile USA, Inc.	5.13	05/15/32	180,000	185,035
T-Mobile USA, Inc.	5.15	04/15/34	170,000	172,909

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 7.7% (Continued)
T-Mobile USA, Inc.	5.20	01/15/33	$185,000	$190,128
T-Mobile USA, Inc.	5.30	05/15/35	140,000	142,942
T-Mobile USA, Inc.	5.75	01/15/34	140,000	147,770
Verizon Communications, Inc.	2.36	03/15/32	680,000	599,338
Verizon Communications, Inc.	2.55	03/21/31	530,000	484,271
Verizon Communications, Inc.	4.27	01/15/36	185,000	173,403
Verizon Communications, Inc.	4.40	11/01/34	265,000	255,360
Verizon Communications, Inc.	4.50	08/10/33	315,000	309,446
Verizon Communications, Inc.	4.75	01/15/33	270,000	270,059
Verizon Communications, Inc.	4.78	02/15/35	325,000	318,934
Verizon Communications, Inc.	5.00	01/15/36	310,000	306,436
Verizon Communications, Inc.	5.05	05/09/33	140,000	143,299
Verizon Communications, Inc.	5.25	04/02/35	320,000	324,294
				10,465,549
TOYS/GAMES/HOBBIES – 0.0%
Hasbro, Inc.	6.05	05/14/34	70,000	74,344

TRANSPORTATION – 0.7%
Canadian Pacific Railway Co.	2.45	12/02/31	210,000	188,840
Canadian Pacific Railway Co.	5.20	03/30/35	80,000	82,231
FedEx Corp.	2.40	05/15/31	85,000	77,490
Fedex Freight Holding Co., Inc.(1)	4.65	03/15/31	130,000	129,890
Fedex Freight Holding Co., Inc.(1)	4.95	03/15/33	100,000	99,713
GXO Logistics, Inc.	6.50	05/06/34	80,000	86,252
Norfolk Southern Corp.	2.30	05/15/31	60,000	54,315
Norfolk Southern Corp.	3.00	03/15/32	90,000	83,137
Norfolk Southern Corp.	4.45	03/01/33	75,000	74,617
Ryder System, Inc.	6.60	12/01/33	85,000	94,429
				970,914
TRUCKING & LEASING – 0.1%
GATX Corp.	5.50	06/15/35	100,000	102,502
GATX Corp.	6.05	03/15/34	70,000	74,832
				177,334
WATER – 0.4%
American Water Capital Corp.	2.30	06/01/31	85,000	76,837
American Water Capital Corp.	4.45	06/01/32	110,000	110,038
American Water Capital Corp.	5.15	03/01/34	105,000	107,793
American Water Capital Corp.	5.25	03/01/35	113,000	116,062
Essential Utilities, Inc.	5.25	08/15/35	65,000	66,003
Essential Utilities, Inc.	5.38	01/15/34	75,000	77,289
				554,022
TOTAL CORPORATE BONDS (Cost – $132,312,389)				133,237,374

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
Citibank, New York	2.98	02/02/26	$857,820	$857,820
TOTAL SHORT-TERM INVESTMENTS (Cost – $857,820)				857,820

TOTAL INVESTMENTS – 98.8% (Cost – $133,170,209)				$134,095,194
OTHER ASSETS LESS LIABILITIES – 1.2%				1,580,396
NET ASSETS – 100.0%				$135,675,590

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $753,606 and represents 0.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$133,237,374	$–	$133,237,374
Time Deposits	–	857,820	–	857,820
Total Investments	$–	$134,095,194	$–	$134,095,194

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
AEROSPACE/DEFENSE – 4.8%
Boeing Co.	3.75	02/01/50	$5,000	$3,660
Boeing Co.	3.90	05/01/49	5,000	3,743
Boeing Co.	3.95	08/01/59	10,000	7,098
Boeing Co.	5.71	05/01/40	15,000	15,348
Boeing Co.	5.81	05/01/50	30,000	29,631
Boeing Co.	5.93	05/01/60	15,000	14,772
Boeing Co.	6.86	05/01/54	10,000	11,277
Boeing Co.	6.88	03/15/39	5,000	5,640
Boeing Co.	7.01	05/01/64	10,000	11,426
Embraer Netherlands Finance BV	5.40	01/09/38	5,000	4,942
Howmet Aerospace, Inc.	5.95	02/01/37	5,000	5,404
L3Harris Technologies, Inc.	5.50	08/15/54	5,000	4,916
Northrop Grumman Corp.	3.85	04/15/45	5,000	4,011
Northrop Grumman Corp.	4.03	10/15/47	10,000	8,094
Northrop Grumman Corp.	4.75	06/01/43	5,000	4,639
Northrop Grumman Corp.	4.95	03/15/53	5,000	4,548
Northrop Grumman Corp.	5.20	06/01/54	10,000	9,424
Northrop Grumman Corp.	5.25	05/01/50	5,000	4,769
RTX Corp.	2.82	09/01/51	10,000	6,284
RTX Corp.	3.03	03/15/52	5,000	3,270
RTX Corp.	3.13	07/01/50	5,000	3,382
RTX Corp.	3.75	11/01/46	5,000	3,898
RTX Corp.	4.05	05/04/47	5,000	4,064
RTX Corp.	4.15	05/15/45	5,000	4,192
RTX Corp.	4.35	04/15/47	5,000	4,248
RTX Corp.	4.45	11/16/38	5,000	4,703
RTX Corp.	4.50	06/01/42	15,000	13,588
RTX Corp.	4.63	11/16/48	5,000	4,382
RTX Corp.	4.88	10/15/40	5,000	4,824
RTX Corp.	5.38	02/27/53	10,000	9,637
RTX Corp.	5.70	04/15/40	5,000	5,245
RTX Corp.	6.13	07/15/38	5,000	5,480
RTX Corp.	6.40	03/15/54	5,000	5,516
				236,055
AGRICULTURE – 2.6%
Altria Group, Inc.	3.40	02/04/41	5,000	3,855
Altria Group, Inc.	3.70	02/04/51	10,000	7,067
Altria Group, Inc.	3.88	09/16/46	5,000	3,760
Altria Group, Inc.	4.00	02/04/61	10,000	7,232
Altria Group, Inc.	4.25	08/09/42	5,000	4,183
Altria Group, Inc.	4.50	05/02/43	5,000	4,271
Altria Group, Inc.	5.38	01/31/44	15,000	14,392
Altria Group, Inc.	5.80	02/14/39	10,000	10,241
Altria Group, Inc.	5.95	02/14/49	10,000	9,989
BAT Capital Corp.	4.39	08/15/37	15,000	13,770
BAT Capital Corp.	4.54	08/15/47	10,000	8,307
BAT Capital Corp.	4.76	09/06/49	5,000	4,233

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 2.6% (Continued)
BAT Capital Corp.	5.28	04/02/50	$5,000	$4,526
BAT Capital Corp.	7.08	08/02/43	5,000	5,611
BAT Capital Corp.	7.08	08/02/53	5,000	5,652
Reynolds American, Inc.	5.85	08/15/45	15,000	14,778
Reynolds American, Inc.	6.15	09/15/43	5,000	5,124
				126,991
AUTO MANUFACTURERS – 1.1%
Ford Motor Co.	4.75	01/15/43	10,000	8,021
Ford Motor Co.	5.29	12/08/46	10,000	8,479
General Motors Co.	5.15	04/01/38	5,000	4,826
General Motors Co.	5.20	04/01/45	10,000	9,034
General Motors Co.	5.40	04/01/48	5,000	4,540
General Motors Co.	6.25	10/02/43	5,000	5,104
General Motors Co.	6.60	04/01/36	10,000	10,901
General Motors Co.	6.75	04/01/46	5,000	5,365
				56,270
AUTO PARTS & EQUIPMENT – 0.3%
Aptiv Swiss Holdings Ltd.	3.10	12/01/51	10,000	6,466
Aptiv Swiss Holdings Ltd.	4.15	05/01/52	5,000	3,859
Lear Corp.	5.25	05/15/49	5,000	4,568
				14,893
BANKS – 4.5%
Barclays PLC	3.33	11/24/42	5,000	3,845
Barclays PLC	3.81	03/10/42	5,000	4,042
Barclays PLC	4.95	01/10/47	10,000	9,249
Barclays PLC	5.25	08/17/45	5,000	4,843
Barclays PLC	5.86	08/11/46	5,000	5,128
Barclays PLC	6.04	03/12/55	5,000	5,296
Citigroup, Inc.	4.75	05/18/46	15,000	13,174
Citigroup, Inc.	6.13	08/25/36	5,000	5,303
Citigroup, Inc.	6.68	09/13/43	5,000	5,555
Cooperatieve Rabobank UA	5.25	08/04/45	10,000	9,450
Cooperatieve Rabobank UA	5.75	12/01/43	5,000	5,031
Fifth Third Bancorp	8.25	03/01/38	5,000	6,156
Goldman Sachs Group, Inc.	5.15	05/22/45	15,000	14,075
Goldman Sachs Group, Inc.	5.39	02/02/41	10,000	9,912
Goldman Sachs Group, Inc.	6.45	05/01/36	5,000	5,453
Goldman Sachs Group, Inc.	6.75	10/01/37	30,000	33,307
HSBC Holdings PLC	5.25	03/14/44	10,000	9,748
HSBC Holdings PLC	6.50	05/02/36	5,000	5,559
HSBC Holdings PLC	6.50	05/02/36	5,000	5,397
HSBC Holdings PLC	6.50	09/15/37	5,000	5,487
HSBC Holdings PLC	6.50	09/15/37	5,000	5,421
HSBC Holdings PLC	6.80	06/01/38	10,000	11,269
Lloyds Banking Group PLC	3.37	12/14/46	15,000	11,189
Lloyds Banking Group PLC	4.34	01/09/48	5,000	4,169
Sumitomo Mitsui Financial Group, Inc.	2.93	09/17/41	5,000	3,674

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 4.5% (Continued)
Sumitomo Mitsui Financial Group, Inc.	5.80	07/08/46	$5,000	$5,057
Sumitomo Mitsui Financial Group, Inc.	5.84	07/09/44	5,000	5,127
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	5,000	5,415
				217,331
BEVERAGES – 0.9%
Constellation Brands, Inc.	4.10	02/15/48	5,000	3,958
Constellation Brands, Inc.	5.25	11/15/48	5,000	4,641
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	10,000	7,341
Keurig Dr Pepper, Inc.	3.80	05/01/50	6,000	4,369
Keurig Dr Pepper, Inc.	4.50	11/15/45	5,000	4,198
Keurig Dr Pepper, Inc.	4.50	04/15/52	5,000	4,053
Molson Coors Beverage Co.	4.20	07/15/46	5,000	4,041
Molson Coors Beverage Co.	5.00	05/01/42	10,000	9,278
				41,879
BIOTECHNOLOGY – 3.4%
Amgen, Inc.	2.77	09/01/53	5,000	2,986
Amgen, Inc.	3.00	01/15/52	5,000	3,241
Amgen, Inc.	3.15	02/21/40	5,000	3,942
Amgen, Inc.	3.38	02/21/50	15,000	10,673
Amgen, Inc.	4.20	02/22/52	5,000	3,971
Amgen, Inc.	4.40	05/01/45	10,000	8,592
Amgen, Inc.	4.40	02/22/62	10,000	7,858
Amgen, Inc.	4.56	06/15/48	5,000	4,285
Amgen, Inc.	4.66	06/15/51	20,000	17,153
Amgen, Inc.	4.88	03/01/53	5,000	4,401
Amgen, Inc.	4.95	10/01/41	5,000	4,708
Amgen, Inc.	5.15	11/15/41	5,000	4,826
Amgen, Inc.	5.60	03/02/43	15,000	15,098
Amgen, Inc.	5.65	03/02/53	20,000	19,684
Amgen, Inc.	5.75	03/02/63	15,000	14,671
Biogen, Inc.	3.15	05/01/50	10,000	6,489
Biogen, Inc.	3.25	02/15/51	5,000	3,289
Biogen, Inc.	5.20	09/15/45	5,000	4,624
Biogen, Inc.	6.45	05/15/55	5,000	5,274
Regeneron Pharmaceuticals, Inc.	2.80	09/15/50	5,000	3,067
Royalty Pharma PLC	3.30	09/02/40	5,000	3,887
Royalty Pharma PLC	3.35	09/02/51	5,000	3,332
Royalty Pharma PLC	3.55	09/02/50	5,000	3,483
Royalty Pharma PLC	5.90	09/02/54	5,000	4,976
				164,510
BUILDING MATERIALS – 1.3%
Carrier Global Corp.	3.38	04/05/40	5,000	4,029
Carrier Global Corp.	3.58	04/05/50	13,000	9,591
Carrier Global Corp.	6.20	03/15/54	3,000	3,250
CRH America Finance, Inc.	5.00	02/09/36	5,000	4,994
CRH America Finance, Inc.	5.88	01/09/55	5,000	5,122
Eagle Materials, Inc.	5.00	03/15/36	5,000	4,902

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.3% (Continued)
Johnson Controls International PLC	4.50	02/15/47	$5,000	$4,314
Martin Marietta Materials, Inc.	4.25	12/15/47	5,000	4,140
Martin Marietta Materials, Inc.	5.50	12/01/54	5,000	4,847
Owens Corning	4.30	07/15/47	5,000	4,105
Owens Corning	5.95	06/15/54	5,000	5,107
Vulcan Materials Co.	4.50	06/15/47	5,000	4,282
Vulcan Materials Co.	5.70	12/01/54	5,000	4,981
				63,664
CHEMICALS – 2.6%
CF Industries, Inc.	4.95	06/01/43	5,000	4,517
CF Industries, Inc.	5.38	03/15/44	5,000	4,727
Dow Chemical Co.	3.60	11/15/50	10,000	6,529
Dow Chemical Co.	4.38	11/15/42	5,000	3,994
Dow Chemical Co.	5.25	11/15/41	5,000	4,515
Dow Chemical Co.	5.60	02/15/54	5,000	4,372
Dow Chemical Co.	5.95	03/15/55	5,000	4,580
Dow Chemical Co.	6.90	05/15/53	5,000	5,178
Dow Chemical Co.	9.40	05/15/39	5,000	6,443
DuPont de Nemours, Inc.	5.32	11/15/38	5,000	4,998
DuPont de Nemours, Inc.	5.42	11/15/48	6,000	5,683
Eastman Chemical Co.	4.65	10/15/44	5,000	4,260
International Flavors & Fragrances, Inc.	5.00	09/26/48	4,000	3,559
LYB International Finance BV	4.88	03/15/44	5,000	4,136
LYB International Finance III LLC	3.63	04/01/51	5,000	3,195
LYB International Finance III LLC	3.80	10/01/60	5,000	3,074
LYB International Finance III LLC	4.20	10/15/49	10,000	7,122
LYB International Finance III LLC	4.20	05/01/50	10,000	7,112
LyondellBasell Industries NV	4.63	02/26/55	5,000	3,756
Mosaic Co.	5.63	11/15/43	5,000	4,823
Nutrien Ltd.	5.00	04/01/49	5,000	4,508
Nutrien Ltd.	5.80	03/27/53	5,000	5,016
Sherwin-Williams Co.	3.80	08/15/49	5,000	3,759
Sherwin-Williams Co.	4.50	06/01/47	10,000	8,553
Westlake Corp.	3.13	08/15/51	5,000	3,057
Westlake Corp.	4.38	11/15/47	10,000	7,825
				129,291
COMMERCIAL SERVICES – 0.4%
Global Payments, Inc.	4.15	08/15/49	5,000	3,727
Global Payments, Inc.	5.95	08/15/52	5,000	4,797
Moody’s Corp.	2.75	08/19/41	5,000	3,616
Moody’s Corp.	5.25	07/15/44	5,000	4,869
Quanta Services, Inc.	3.05	10/01/41	5,000	3,718
				20,727
COMPUTERS – 1.0%
Dell International LLC/EMC Corp.	3.38	12/15/41	10,000	7,563
Dell International LLC/EMC Corp.	5.10	02/15/36	5,000	4,916
Dell International LLC/EMC Corp.	8.10	07/15/36	5,000	6,003

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.0% (Continued)
Dell International LLC/EMC Corp.	8.35	07/15/46	$5,000	$6,306
Hewlett Packard Enterprise Co.	5.60	10/15/54	10,000	9,175
Hewlett Packard Enterprise Co.	6.35	10/15/45	5,000	5,101
HP, Inc.	6.00	09/15/41	5,000	4,983
Kyndryl Holdings, Inc.	4.10	10/15/41	5,000	3,945
				47,992
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	4.00	03/24/52	5,000	3,938

DIVERSIFIED FINANCIAL SERVICES – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	5,000	4,089
Ares Management Corp.	5.60	10/11/54	5,000	4,704
Jefferies Financial Group, Inc.	5.50	02/15/36	5,000	4,935
Nasdaq, Inc.	2.50	12/21/40	5,000	3,545
Nasdaq, Inc.	5.95	08/15/53	5,000	5,176
Nasdaq, Inc.	6.10	06/28/63	5,000	5,211
				27,660
ELECTRIC – 6.7%
AEP Texas, Inc.	5.25	05/15/52	5,000	4,585
AEP Texas, Inc.	5.85	10/15/55	5,000	4,918
American Electric Power Co., Inc.	6.05	03/15/56	5,000	4,968
Appalachian Power Co.	3.70	05/01/50	5,000	3,672
Arizona Public Service Co.	3.35	05/15/50	5,000	3,455
Arizona Public Service Co.	4.35	11/15/45	5,000	4,176
Constellation Energy Generation LLC	5.60	06/15/42	5,000	5,011
Constellation Energy Generation LLC	5.75	03/15/54	5,000	4,932
Constellation Energy Generation LLC	5.88	01/15/66	5,000	4,892
Constellation Energy Generation LLC	6.25	10/01/39	5,000	5,402
Constellation Energy Generation LLC	6.50	10/01/53	5,000	5,413
Dominion Energy, Inc.	4.85	08/15/52	5,000	4,304
Dominion Energy, Inc.	6.20	02/15/56	10,000	10,044
Duke Energy Carolinas LLC	6.10	06/01/37	5,000	5,381
Duke Energy Corp.	3.30	06/15/41	5,000	3,846
Duke Energy Corp.	3.75	09/01/46	10,000	7,580
Duke Energy Corp.	4.80	12/15/45	5,000	4,427
Duke Energy Corp.	5.00	08/15/52	5,000	4,401
Duke Energy Corp.	5.70	09/15/55	5,000	4,864
Duke Energy Corp.	5.80	06/15/54	5,000	4,941
Duke Energy Corp.	6.10	09/15/53	5,000	5,155
Emera US Finance LP	4.75	06/15/46	5,000	4,275
Entergy Corp.	3.75	06/15/50	5,000	3,644
Entergy Corp.	6.10	06/15/56	5,000	5,001
Eversource Energy	3.45	01/15/50	5,000	3,559
Exelon Corp.	4.10	03/15/52	5,000	3,856
Exelon Corp.	5.10	06/15/45	5,000	4,625
Exelon Corp.	5.60	03/15/53	5,000	4,844
Exelon Corp.	5.88	03/15/55	5,000	5,012
FirstEnergy Corp.	3.40	03/01/50	5,000	3,483

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 6.7% (Continued)
FirstEnergy Corp.	4.85	07/15/47	$5,000	$4,428
Iberdrola International BV	6.75	07/15/36	5,000	5,681
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	5,000	4,655
NextEra Energy Capital Holdings, Inc.	5.55	03/15/54	5,000	4,825
NextEra Energy Capital Holdings, Inc.	5.90	03/15/55	5,000	5,033
Oglethorpe Power Corp.	4.50	04/01/47	5,000	4,193
Pacific Gas & Electric Co.	3.30	08/01/40	5,000	3,802
Pacific Gas & Electric Co.	3.50	08/01/50	10,000	6,760
Pacific Gas & Electric Co.	3.95	12/01/47	5,000	3,723
Pacific Gas & Electric Co.	4.00	12/01/46	5,000	3,766
Pacific Gas & Electric Co.	4.30	03/15/45	5,000	3,979
Pacific Gas & Electric Co.	4.50	07/01/40	10,000	8,713
Pacific Gas & Electric Co.	4.75	02/15/44	5,000	4,254
Pacific Gas & Electric Co.	4.95	07/01/50	15,000	12,718
Pacific Gas & Electric Co.	5.90	10/01/54	5,000	4,812
Pacific Gas & Electric Co.	6.15	03/01/55	5,000	4,971
Pacific Gas & Electric Co.	6.70	04/01/53	5,000	5,306
Pacific Gas & Electric Co.	6.75	01/15/53	10,000	10,667
PacifiCorp	2.90	06/15/52	5,000	2,953
PacifiCorp	3.30	03/15/51	5,000	3,216
PacifiCorp	4.15	02/15/50	5,000	3,749
PacifiCorp	5.35	12/01/53	5,000	4,413
PacifiCorp	5.50	05/15/54	5,000	4,517
PacifiCorp	5.75	04/01/37	5,000	5,086
PacifiCorp	5.80	01/15/55	10,000	9,428
PacifiCorp	6.00	01/15/39	5,000	5,096
Progress Energy, Inc.	6.00	12/01/39	5,000	5,292
Sempra	3.80	02/01/38	5,000	4,300
Sempra	4.00	02/01/48	5,000	3,822
Sempra	6.00	10/15/39	5,000	5,191
Southern Co.	4.40	07/01/46	10,000	8,463
Southern Power Co.	5.15	09/15/41	5,000	4,841
Southwestern Electric Power Co.	3.25	11/01/51	5,000	3,295
Xcel Energy, Inc.	3.50	12/01/49	5,000	3,584
				324,198
ELECTRONICS – 0.1%
Fortive Corp.	4.30	06/15/46	5,000	4,158

FOOD – 3.8%
Campbell’s Co.	4.80	03/15/48	5,000	4,296
Conagra Brands, Inc.	5.30	11/01/38	5,000	4,727
Conagra Brands, Inc.	5.40	11/01/48	5,000	4,412
General Mills, Inc.	3.00	02/01/51	5,000	3,230
J M Smucker Co.	4.38	03/15/45	5,000	4,227
J M Smucker Co.	6.50	11/15/43	5,000	5,384
J M Smucker Co.	6.50	11/15/53	5,000	5,417
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	4.38	02/02/52	5,000	3,905
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.25	03/01/56	5,000	5,043

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.8% (Continued)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.38	02/25/55	$5,000	$5,156
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.38	04/15/66	5,000	5,051
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.50	12/01/52	10,000	10,418
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	7.25	11/15/53	5,000	5,663
Kraft Heinz Foods Co.	4.38	06/01/46	15,000	12,316
Kraft Heinz Foods Co.	4.88	10/01/49	5,000	4,288
Kraft Heinz Foods Co.	5.00	06/04/42	5,000	4,573
Kraft Heinz Foods Co.	5.20	07/15/45	10,000	9,089
Kraft Heinz Foods Co.	5.50	06/01/50	5,000	4,655
Kraft Heinz Foods Co.	6.50	02/09/40	5,000	5,371
Kraft Heinz Foods Co.	6.88	01/26/39	5,000	5,577
Kroger Co.	3.88	10/15/46	5,000	3,894
Kroger Co.	3.95	01/15/50	5,000	3,832
Kroger Co.	4.45	02/01/47	5,000	4,221
Kroger Co.	4.65	01/15/48	5,000	4,334
Kroger Co.	5.40	01/15/49	5,000	4,778
Kroger Co.	5.50	09/15/54	10,000	9,547
Kroger Co.	5.65	09/15/64	5,000	4,768
Mondelez International, Inc.	2.63	09/04/50	5,000	2,993
Sysco Corp.	4.45	03/15/48	5,000	4,251
Sysco Corp.	4.50	04/01/46	5,000	4,308
Sysco Corp.	4.85	10/01/45	5,000	4,532
Sysco Corp.	6.60	04/01/50	5,000	5,533
Tyson Foods, Inc.	4.55	06/02/47	5,000	4,312
Tyson Foods, Inc.	5.10	09/28/48	10,000	9,269
				183,370
FOREST PRODUCTS & PAPER – 0.3%
International Paper Co.	4.35	08/15/48	5,000	4,061
International Paper Co.	4.40	08/15/47	5,000	4,121
International Paper Co.	4.80	06/15/44	5,000	4,418
				12,600
GAS – 0.6%
NiSource, Inc.	3.95	03/30/48	5,000	3,876
NiSource, Inc.	4.38	05/15/47	5,000	4,154
NiSource, Inc.	5.25	02/15/43	5,000	4,783
NiSource, Inc.	5.65	02/01/45	5,000	4,978
NiSource, Inc.	5.85	04/01/55	5,000	4,978
Southern Co. Gas Capital Corp.	3.95	10/01/46	5,000	3,906
Southern Co. Gas Capital Corp.	5.88	03/15/41	5,000	5,166
				31,841
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	4.85	11/15/48	5,000	4,393

HEALTHCARE-PRODUCTS – 0.7%
Baxter International, Inc.	3.13	12/01/51	5,000	3,146
GE HealthCare Technologies, Inc.	6.38	11/22/52	5,000	5,427
Koninklijke Philips NV	5.00	03/15/42	5,000	4,657

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 0.7% (Continued)
Koninklijke Philips NV	6.88	03/11/38	$5,000	$5,663
Solventum Corp.	5.90	04/30/54	5,000	5,023
STERIS Irish FinCo UnLtd. Co.	3.75	03/15/51	5,000	3,741
Stryker Corp.	2.90	06/15/50	5,000	3,277
Stryker Corp.	4.63	03/15/46	5,000	4,461
				35,395
HEALTHCARE-SERVICES – 4.9%
Aetna, Inc.	6.63	06/15/36	5,000	5,491
Aetna, Inc.	6.75	12/15/37	5,000	5,503
Cigna Group	3.20	03/15/40	5,000	3,925
Cigna Group	3.40	03/15/50	10,000	6,984
Cigna Group	3.40	03/15/51	10,000	6,924
Cigna Group	3.88	10/15/47	5,000	3,851
Cigna Group	4.80	08/15/38	15,000	14,315
Cigna Group	4.80	07/15/46	5,000	4,417
Cigna Group	4.90	12/15/48	15,000	13,317
Cigna Group	5.60	02/15/54	5,000	4,824
Cigna Group	6.00	01/15/56	5,000	5,103
Elevance Health, Inc.	3.13	05/15/50	5,000	3,265
Elevance Health, Inc.	3.60	03/15/51	10,000	7,113
Elevance Health, Inc.	4.38	12/01/47	5,000	4,142
Elevance Health, Inc.	4.55	03/01/48	5,000	4,248
Elevance Health, Inc.	4.63	05/15/42	5,000	4,483
Elevance Health, Inc.	4.65	01/15/43	10,000	8,922
Elevance Health, Inc.	4.65	08/15/44	5,000	4,404
Elevance Health, Inc.	5.10	01/15/44	5,000	4,689
Elevance Health, Inc.	5.13	02/15/53	5,000	4,504
Elevance Health, Inc.	5.65	06/15/54	10,000	9,668
Elevance Health, Inc.	5.70	02/15/55	5,000	4,875
Elevance Health, Inc.	5.85	11/01/64	5,000	4,891
Elevance Health, Inc.	6.10	10/15/52	5,000	5,143
HCA, Inc.	3.50	07/15/51	5,000	3,393
HCA, Inc.	4.63	03/15/52	10,000	8,168
HCA, Inc.	5.13	06/15/39	5,000	4,828
HCA, Inc.	5.25	06/15/49	10,000	9,056
HCA, Inc.	5.50	06/15/47	10,000	9,440
HCA, Inc.	5.70	11/15/55	5,000	4,769
HCA, Inc.	5.90	06/01/53	5,000	4,894
HCA, Inc.	5.95	09/15/54	5,000	4,934
HCA, Inc.	6.00	04/01/54	5,000	4,964
HCA, Inc.	6.10	04/01/64	5,000	4,964
HCA, Inc.	6.20	03/01/55	10,000	10,188
Humana, Inc.	3.95	08/15/49	5,000	3,601
Humana, Inc.	5.50	03/15/53	5,000	4,448
Humana, Inc.	5.75	04/15/54	5,000	4,606
Humana, Inc.	6.00	05/01/55	5,000	4,765
Laboratory Corp. of America Holdings	4.70	02/01/45	5,000	4,461
				236,480

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 0.1%
Sekisui House US, Inc.	6.00	01/15/43	$5,000	$4,720

HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/51	5,000	3,262

HOUSEHOLD PRODUCTS/WARES – 0.1%
Church & Dwight Co., Inc.	5.00	06/15/52	5,000	4,598

INSURANCE – 3.1%
Allstate Corp.	4.20	12/15/46	5,000	4,102
Allstate Corp.	6.50	05/15/57	5,000	5,262
American Financial Group, Inc./OH	4.50	06/15/47	5,000	4,213
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	10,000	7,504
Aon Global Ltd.	4.60	06/14/44	5,000	4,386
Aon North America, Inc.	5.75	03/01/54	10,000	9,972
Arthur J Gallagher & Co.	3.50	05/20/51	5,000	3,472
Arthur J Gallagher & Co.	5.55	02/15/55	10,000	9,580
Arthur J Gallagher & Co.	5.75	07/15/54	5,000	4,918
Athene Holding Ltd.	3.95	05/25/51	5,000	3,511
Athene Holding Ltd.	6.25	04/01/54	5,000	4,874
Athene Holding Ltd.	6.63	05/19/55	5,000	5,122
Brighthouse Financial, Inc.	4.70	06/22/47	5,000	3,687
Brown & Brown, Inc.	4.95	03/17/52	5,000	4,348
Brown & Brown, Inc.	6.25	06/23/55	5,000	5,176
Corebridge Financial, Inc.	4.40	04/05/52	10,000	8,141
Equitable Holdings, Inc.	5.00	04/20/48	10,000	8,999
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	5,000	3,201
Everest Reinsurance Holdings, Inc.	3.50	10/15/50	5,000	3,491
Fairfax Financial Holdings Ltd.	6.10	03/15/55	5,000	5,047
Fairfax Financial Holdings Ltd.	6.35	03/22/54	5,000	5,232
Markel Group, Inc.	3.45	05/07/52	5,000	3,406
Markel Group, Inc.	5.00	05/20/49	5,000	4,455
Markel Group, Inc.	6.00	05/16/54	5,000	5,063
MetLife, Inc.	6.40	12/15/36	5,000	5,253
MetLife, Inc.	10.75	08/01/39	5,000	6,660
Old Republic International Corp.	3.85	06/11/51	5,000	3,627
Unum Group	4.13	06/15/51	5,000	3,788
Willis North America, Inc.	5.90	03/05/54	5,000	5,021
				151,511
INTERNET – 0.4%
AppLovin Corp.	5.95	12/01/54	5,000	4,953
eBay, Inc.	3.65	05/10/51	5,000	3,674
eBay, Inc.	4.00	07/15/42	5,000	4,137
Uber Technologies, Inc.	5.35	09/15/54	5,000	4,750
				17,514

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 0.5%
ArcelorMittal SA	6.35	06/17/54	$5,000	$5,294
Vale Overseas Ltd.	6.40	06/28/54	10,000	10,286
Vale Overseas Ltd.	6.88	11/21/36	5,000	5,666
Vale Overseas Ltd.	6.88	11/10/39	5,000	5,693
				26,939
LODGING – 0.2%
Marriott International, Inc./MD	5.50	04/15/37	10,000	10,209

MACHINERY-DIVERSIFIED – 0.1%
Otis Worldwide Corp.	3.11	02/15/40	5,000	3,935

MEDIA – 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	5,000	3,580
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	5,000	3,493
Charter Communications Operating LLC/Charter Communications Operating Capital	3.70	04/01/51	10,000	6,411
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	10,000	6,017
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	10,000	6,530
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	10,000	6,085
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12/01/61	10,000	6,611
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	15,000	11,370
Charter Communications Operating LLC/Charter Communications Operating Capital	5.13	07/01/49	10,000	7,866
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	04/01/53	10,000	8,000
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	04/01/38	5,000	4,588
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	10,000	8,270
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	04/01/63	5,000	3,944
Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	10,000	8,610
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	15,000	14,153
Charter Communications Operating LLC/Charter Communications Operating Capital	6.70	12/01/55	5,000	4,836
Charter Communications Operating LLC/Charter Communications Operating Capital	6.83	10/23/55	5,000	4,802
Fox Corp.	5.48	01/25/39	5,000	4,988
Fox Corp.	5.58	01/25/49	10,000	9,581
Paramount Global	4.38	03/15/43	5,000	3,441
Paramount Global	4.60	01/15/45	5,000	3,421
Paramount Global	4.85	07/01/42	5,000	3,648

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.2% (Continued)
Paramount Global	4.90	08/15/44	$5,000	$3,562
Paramount Global	4.95	05/19/50	5,000	3,511
Paramount Global	5.85	09/01/43	5,000	4,029
Paramount Global	6.88	04/30/36	5,000	4,884
Time Warner Cable LLC	4.50	09/15/42	10,000	7,766
Time Warner Cable LLC	5.50	09/01/41	10,000	8,772
Time Warner Cable LLC	5.88	11/15/40	5,000	4,606
Time Warner Cable LLC	6.55	05/01/37	10,000	10,129
Time Warner Cable LLC	6.75	06/15/39	10,000	10,085
Time Warner Cable LLC	7.30	07/01/38	5,000	5,326
				202,915
MINING – 0.9%
Barrick North America Finance LLC	5.70	05/30/41	5,000	5,093
Barrick North America Finance LLC	5.75	05/01/43	5,000	5,120
Barrick PD Australia Finance Pty Ltd.	5.95	10/15/39	5,000	5,261
Freeport-McMoRan, Inc.	5.45	03/15/43	10,000	9,755
Southern Copper Corp.	5.25	11/08/42	5,000	4,857
Southern Copper Corp.	5.88	04/23/45	10,000	10,409
Southern Copper Corp.	6.75	04/16/40	5,000	5,697
				46,192
MISCELLANEOUS MANUFACTURER – 0.1%
Textron, Inc.	4.95	03/15/36	5,000	4,947

OIL & GAS – 3.7%
APA Corp.	5.10	09/01/40	5,000	4,498
Canadian Natural Resources Ltd.	4.95	06/01/47	5,000	4,426
Canadian Natural Resources Ltd.	6.25	03/15/38	5,000	5,291
Cenovus Energy, Inc.	3.75	02/15/52	5,000	3,541
Cenovus Energy, Inc.	6.75	11/15/39	5,000	5,491
Continental Resources, Inc.	4.90	06/01/44	5,000	4,048
Coterra Energy, Inc.	5.90	02/15/55	5,000	4,863
Devon Energy Corp.	4.75	05/15/42	5,000	4,395
Devon Energy Corp.	5.00	06/15/45	5,000	4,434
Devon Energy Corp.	5.60	07/15/41	5,000	4,920
Devon Energy Corp.	5.75	09/15/54	5,000	4,750
Diamondback Energy, Inc.	4.25	03/15/52	5,000	3,925
Diamondback Energy, Inc.	4.40	03/24/51	5,000	4,052
Diamondback Energy, Inc.	5.75	04/18/54	5,000	4,779
Diamondback Energy, Inc.	5.90	04/18/64	5,000	4,790
Diamondback Energy, Inc.	6.25	03/15/53	5,000	5,107
Marathon Petroleum Corp.	4.75	09/15/44	5,000	4,316
Marathon Petroleum Corp.	6.50	03/01/41	5,000	5,358
Occidental Petroleum Corp.	6.05	10/01/54	5,000	4,809
Occidental Petroleum Corp.	6.45	09/15/36	10,000	10,664
Occidental Petroleum Corp.	6.60	03/15/46	10,000	10,323
Phillips 66 Co.	3.30	03/15/52	5,000	3,276
Phillips 66 Co.	4.88	11/15/44	5,000	4,426
Phillips 66 Co.	4.90	10/01/46	5,000	4,356

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.7% (Continued)
Phillips 66 Co.	5.50	03/15/55	$5,000	$4,625
Phillips 66 Co.	5.65	06/15/54	5,000	4,709
Phillips 66 Co.	5.88	05/01/42	5,000	5,042
Phillips 66 Co.	6.20	03/15/56	5,000	5,030
Suncor Energy, Inc.	3.75	03/04/51	5,000	3,566
Suncor Energy, Inc.	4.00	11/15/47	5,000	3,837
Suncor Energy, Inc.	6.80	05/15/38	3,000	3,321
Suncor Energy, Inc.	6.85	06/01/39	5,000	5,520
Valero Energy Corp.	3.65	12/01/51	5,000	3,471
Valero Energy Corp.	4.00	06/01/52	5,000	3,703
Valero Energy Corp.	4.90	03/15/45	5,000	4,497
Valero Energy Corp.	6.63	06/15/37	5,000	5,518
Woodside Finance Ltd.	5.70	09/12/54	5,000	4,714
				178,391
OIL & GAS SERVICES – 0.6%
Halliburton Co.	5.00	11/15/45	10,000	9,009
Halliburton Co.	6.70	09/15/38	5,000	5,586
Halliburton Co.	7.45	09/15/39	10,000	11,803
NOV, Inc.	3.95	12/01/42	5,000	3,945
				30,343
PACKAGING & CONTAINERS – 0.3%
Packaging Corp. of America	3.05	10/01/51	5,000	3,273
Smurfit Kappa Treasury ULC	5.78	04/03/54	5,000	5,041
Sonoco Products Co.	5.75	11/01/40	5,000	5,050
				13,364
PHARMACEUTICALS – 4.3%
Becton Dickinson & Co.	4.67	06/06/47	10,000	8,727
Becton Dickinson & Co.	4.69	12/15/44	5,000	4,434
Cardinal Health, Inc.	5.75	11/15/54	5,000	4,988
Cencora, Inc.	4.30	12/15/47	5,000	4,199
CVS Health Corp.	4.13	04/01/40	5,000	4,256
CVS Health Corp.	4.78	03/25/38	25,000	23,450
CVS Health Corp.	5.05	03/25/48	40,000	35,174
CVS Health Corp.	5.13	07/20/45	15,000	13,490
CVS Health Corp.	5.30	12/05/43	5,000	4,647
CVS Health Corp.	5.63	02/21/53	5,000	4,681
CVS Health Corp.	5.88	06/01/53	5,000	4,822
CVS Health Corp.	6.00	06/01/44	5,000	5,016
CVS Health Corp.	6.00	06/01/63	5,000	4,809
CVS Health Corp.	6.05	06/01/54	5,000	4,947
CVS Health Corp.	6.20	09/15/55	10,000	10,101
CVS Health Corp.	6.25	09/15/65	5,000	4,993
Mylan, Inc.	5.20	04/15/48	5,000	4,086
Mylan, Inc.	5.40	11/29/43	5,000	4,349
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	10,000	7,664
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	10,000	6,701
Takeda Pharmaceutical Co. Ltd.	3.38	07/09/60	15,000	9,628

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 4.3% (Continued)
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/44	$5,000	$5,028
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/54	5,000	4,928
Utah Acquisition Sub, Inc.	5.25	06/15/46	5,000	4,151
Viatris, Inc.	3.85	06/22/40	10,000	7,700
Viatris, Inc.	4.00	06/22/50	5,000	3,358
Zoetis, Inc.	3.95	09/12/47	5,000	4,014
Zoetis, Inc.	4.70	02/01/43	5,000	4,578
				208,919
PIPELINES – 9.6%
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	5,000	4,291
Eastern Energy Gas Holdings LLC	5.65	10/15/54	5,000	4,870
Enbridge Energy Partners LP	7.38	10/15/45	5,000	5,805
Enbridge, Inc.	3.40	08/01/51	5,000	3,420
Enbridge, Inc.	4.00	11/15/49	5,000	3,860
Enbridge, Inc.	4.50	06/10/44	5,000	4,252
Enbridge, Inc.	5.50	12/01/46	5,000	4,912
Enbridge, Inc.	5.95	04/05/54	5,000	5,059
Enbridge, Inc.	6.70	11/15/53	5,000	5,505
Energy Transfer LP	5.00	05/15/44	5,000	4,402
Energy Transfer LP	5.00	05/15/50	10,000	8,457
Energy Transfer LP	5.15	03/15/45	10,000	8,899
Energy Transfer LP	5.30	04/01/44	5,000	4,569
Energy Transfer LP	5.30	04/15/47	5,000	4,492
Energy Transfer LP	5.40	10/01/47	10,000	9,075
Energy Transfer LP	5.80	06/15/38	5,000	5,103
Energy Transfer LP	5.95	05/15/54	5,000	4,774
Energy Transfer LP	6.00	06/15/48	10,000	9,748
Energy Transfer LP	6.05	06/01/41	5,000	5,081
Energy Transfer LP	6.05	09/01/54	5,000	4,843
Energy Transfer LP	6.13	12/15/45	5,000	4,977
Energy Transfer LP	6.20	04/01/55	5,000	4,945
Energy Transfer LP	6.25	04/15/49	5,000	4,992
Energy Transfer LP	6.50	02/01/42	5,000	5,291
Energy Transfer LP	7.50	07/01/38	5,000	5,803
Kinder Morgan Energy Partners LP	5.00	08/15/42	5,000	4,642
Kinder Morgan Energy Partners LP	5.00	03/01/43	5,000	4,593
Kinder Morgan Energy Partners LP	5.40	09/01/44	5,000	4,783
Kinder Morgan Energy Partners LP	5.50	03/01/44	5,000	4,832
Kinder Morgan Energy Partners LP	6.38	03/01/41	5,000	5,377
Kinder Morgan Energy Partners LP	6.50	09/01/39	5,000	5,505
Kinder Morgan Energy Partners LP	6.95	01/15/38	5,000	5,677
Kinder Morgan, Inc.	3.25	08/01/50	5,000	3,318
Kinder Morgan, Inc.	3.60	02/15/51	10,000	7,054
Kinder Morgan, Inc.	5.05	02/15/46	5,000	4,533
Kinder Morgan, Inc.	5.20	03/01/48	5,000	4,606
Kinder Morgan, Inc.	5.55	06/01/45	5,000	4,864
MPLX LP	4.50	04/15/38	10,000	9,127
MPLX LP	4.70	04/15/48	10,000	8,326

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 9.6% (Continued)
MPLX LP	4.90	04/15/58	$5,000	$4,135
MPLX LP	4.95	03/14/52	5,000	4,225
MPLX LP	5.20	03/01/47	10,000	8,992
MPLX LP	5.50	02/15/49	5,000	4,614
MPLX LP	5.95	04/01/55	5,000	4,853
MPLX LP	6.20	09/15/55	5,000	5,005
ONEOK Partners LP	6.13	02/01/41	5,000	5,179
ONEOK Partners LP	6.65	10/01/36	5,000	5,475
ONEOK, Inc.	3.95	03/01/50	5,000	3,639
ONEOK, Inc.	4.25	09/15/46	5,000	3,953
ONEOK, Inc.	4.45	09/01/49	5,000	4,071
ONEOK, Inc.	4.85	02/01/49	5,000	4,221
ONEOK, Inc.	4.95	07/13/47	5,000	4,372
ONEOK, Inc.	5.15	10/15/43	5,000	4,570
ONEOK, Inc.	5.20	07/15/48	5,000	4,502
ONEOK, Inc.	5.70	11/01/54	10,000	9,353
ONEOK, Inc.	5.85	11/01/64	5,000	4,712
ONEOK, Inc.	6.25	10/15/55	5,000	5,034
ONEOK, Inc.	6.63	09/01/53	5,000	5,268
Plains All American Pipeline LP/PAA Finance Corp.	4.70	06/15/44	5,000	4,292
Plains All American Pipeline LP/PAA Finance Corp.	4.90	02/15/45	5,000	4,417
Plains All American Pipeline LP/PAA Finance Corp.	6.65	01/15/37	5,000	5,449
South Bow USA Infrastructure Holdings LLC	6.18	10/01/54	5,000	4,815
Spectra Energy Partners LP	4.50	03/15/45	5,000	4,233
Targa Resources Corp.	4.95	04/15/52	5,000	4,277
Targa Resources Corp.	5.40	07/30/36	5,000	5,011
Targa Resources Corp.	6.13	05/15/55	5,000	5,008
Targa Resources Corp.	6.25	07/01/52	5,000	5,074
Targa Resources Corp.	6.50	02/15/53	5,000	5,251
TransCanada PipeLines Ltd.	5.10	03/15/49	5,000	4,653
TransCanada PipeLines Ltd.	5.85	03/15/36	5,000	5,242
TransCanada PipeLines Ltd.	6.20	10/15/37	10,000	10,687
TransCanada PipeLines Ltd.	7.63	01/15/39	10,000	11,893
Transcontinental Gas Pipe Line Co. LLC	3.95	05/15/50	5,000	3,871
Transcontinental Gas Pipe Line Co. LLC	4.60	03/15/48	5,000	4,344
Transcontinental Gas Pipe Line Co. LLC(1)	5.10	03/15/36	5,000	5,019
Transcontinental Gas Pipe Line Co. LLC(1)	5.75	03/15/56	5,000	4,971
Western Midstream Operating LP	5.25	02/01/50	10,000	8,592
Western Midstream Operating LP	5.45	04/01/44	5,000	4,575
Williams Cos, Inc.	3.50	10/15/51	5,000	3,479
Williams Cos, Inc.	4.85	03/01/48	5,000	4,374
Williams Cos, Inc.	4.90	01/15/45	5,000	4,490
Williams Cos, Inc.	5.10	09/15/45	5,000	4,609
Williams Cos, Inc.	5.15	03/15/36	5,000	4,979
Williams Cos, Inc.	5.30	08/15/52	5,000	4,616
Williams Cos, Inc.	5.75	06/24/44	5,000	4,983
Williams Cos, Inc.	5.80	11/15/54	5,000	4,926

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 9.6% (Continued)
Williams Cos, Inc.	5.95	03/15/56	$5,000	$5,003
Williams Cos, Inc.	6.30	04/15/40	5,000	5,388
				469,356
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2%
Alexandria Real Estate Equities, Inc.	3.55	03/15/52	5,000	3,525
Alexandria Real Estate Equities, Inc.	4.00	02/01/50	5,000	3,777
Alexandria Real Estate Equities, Inc.	5.15	04/15/53	5,000	4,463
Alexandria Real Estate Equities, Inc.	5.63	05/15/54	5,000	4,780
American Tower Corp.	2.95	01/15/51	5,000	3,184
American Tower Corp.	3.10	06/15/50	5,000	3,292
American Tower Corp.	3.70	10/15/49	5,000	3,728
Crown Castle, Inc.	2.90	04/01/41	10,000	7,296
Crown Castle, Inc.	4.15	07/01/50	5,000	3,898
Equinix, Inc.	2.95	09/15/51	5,000	3,131
Equinix, Inc.	3.00	07/15/50	5,000	3,192
Federal Realty OP LP	4.50	12/01/44	5,000	4,353
GLP Capital LP/GLP Financing II, Inc.	5.75	11/01/37	5,000	4,964
VICI Properties LP	5.63	05/15/52	5,000	4,684
				58,267
RETAIL – 2.8%
Dick’s Sporting Goods, Inc.	4.10	01/15/52	5,000	3,663
Lowe’s Cos, Inc.	2.80	09/15/41	5,000	3,609
Lowe’s Cos, Inc.	3.00	10/15/50	5,000	3,206
Lowe’s Cos, Inc.	3.70	04/15/46	10,000	7,618
Lowe’s Cos, Inc.	4.05	05/03/47	5,000	3,981
Lowe’s Cos, Inc.	4.25	04/01/52	5,000	3,968
Lowe’s Cos, Inc.	4.45	04/01/62	10,000	7,864
Lowe’s Cos, Inc.	4.55	04/05/49	5,000	4,228
Lowe’s Cos, Inc.	4.65	04/15/42	5,000	4,560
Lowe’s Cos, Inc.	5.63	04/15/53	5,000	4,872
Lowe’s Cos, Inc.	5.80	09/15/62	10,000	9,837
Lowe’s Cos, Inc.	5.85	04/01/63	5,000	4,921
McDonald’s Corp.	3.63	05/01/43	5,000	3,954
McDonald’s Corp.	3.63	09/01/49	15,000	11,068
McDonald’s Corp.	3.70	02/15/42	5,000	4,091
McDonald’s Corp.	4.20	04/01/50	10,000	8,077
McDonald’s Corp.	4.45	03/01/47	5,000	4,283
McDonald’s Corp.	4.60	05/26/45	5,000	4,417
McDonald’s Corp.	4.88	12/09/45	5,000	4,560
McDonald’s Corp.	5.00	02/13/36	5,000	5,040
McDonald’s Corp.	6.30	10/15/37	5,000	5,556
McDonald’s Corp.	6.30	03/01/38	5,000	5,527
Starbucks Corp.	3.35	03/12/50	5,000	3,438
Starbucks Corp.	3.50	11/15/50	5,000	3,538
Starbucks Corp.	4.45	08/15/49	10,000	8,374
Starbucks Corp.	4.50	11/15/48	5,000	4,232
				138,482

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 2.4%
Intel Corp.	2.80	08/12/41	$5,000	$3,530
Intel Corp.	3.05	08/12/51	10,000	6,245
Intel Corp.	3.10	02/15/60	10,000	5,728
Intel Corp.	3.20	08/12/61	5,000	2,896
Intel Corp.	3.25	11/15/49	10,000	6,508
Intel Corp.	3.73	12/08/47	10,000	7,215
Intel Corp.	4.10	05/19/46	5,000	3,872
Intel Corp.	4.10	05/11/47	5,000	3,834
Intel Corp.	4.60	03/25/40	5,000	4,487
Intel Corp.	4.75	03/25/50	10,000	8,280
Intel Corp.	4.80	10/01/41	10,000	8,973
Intel Corp.	4.90	07/29/45	5,000	4,370
Intel Corp.	4.90	08/05/52	5,000	4,204
Intel Corp.	4.95	03/25/60	10,000	8,207
Intel Corp.	5.05	08/05/62	5,000	4,144
Intel Corp.	5.60	02/21/54	5,000	4,678
Intel Corp.	5.63	02/10/43	5,000	4,875
Intel Corp.	5.70	02/10/53	10,000	9,453
Intel Corp.	5.90	02/10/63	5,000	4,774
Micron Technology, Inc.	3.48	11/01/51	5,000	3,577
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	10,000	7,579
				117,429
SOFTWARE – 5.2%
Electronic Arts, Inc.	2.95	02/15/51	5,000	4,647
Fidelity National Information Services, Inc.	3.10	03/01/41	5,000	3,696
Fiserv, Inc.	4.40	07/01/49	10,000	7,880
Oracle Corp.	3.60	04/01/40	15,000	11,118
Oracle Corp.	3.60	04/01/50	25,000	15,598
Oracle Corp.	3.65	03/25/41	10,000	7,302
Oracle Corp.	3.80	11/15/37	10,000	8,059
Oracle Corp.	3.85	07/15/36	5,000	4,184
Oracle Corp.	3.85	04/01/60	20,000	12,146
Oracle Corp.	3.95	03/25/51	15,000	9,849
Oracle Corp.	4.00	07/15/46	15,000	10,354
Oracle Corp.	4.00	11/15/47	10,000	6,837
Oracle Corp.	4.10	03/25/61	5,000	3,208
Oracle Corp.	4.13	05/15/45	10,000	7,162
Oracle Corp.	4.38	05/15/55	5,000	3,433
Oracle Corp.	4.50	07/08/44	5,000	3,792
Oracle Corp.	5.38	07/15/40	15,000	13,489
Oracle Corp.	5.38	09/27/54	10,000	8,037
Oracle Corp.	5.50	09/27/64	10,000	7,936
Oracle Corp.	5.55	02/06/53	10,000	8,316
Oracle Corp.	5.88	09/26/45	15,000	13,488
Oracle Corp.	5.95	09/26/55	20,000	17,641
Oracle Corp.	6.00	08/03/55	10,000	8,761
Oracle Corp.	6.10	09/26/65	10,000	8,719
Oracle Corp.	6.13	07/08/39	10,000	9,878

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 5.2% (Continued)
Oracle Corp.	6.13	08/03/65	$10,000	$8,736
Oracle Corp.	6.50	04/15/38	10,000	10,239
Oracle Corp.	6.90	11/09/52	10,000	9,827
Synopsys, Inc.	5.70	04/01/55	10,000	9,875
				254,207
TELECOMMUNICATIONS – 14.3%
AT&T, Inc.	3.10	02/01/43	5,000	3,651
AT&T, Inc.	3.30	02/01/52	10,000	6,500
AT&T, Inc.	3.50	06/01/41	10,000	7,869
AT&T, Inc.	3.50	09/15/53	40,000	26,727
AT&T, Inc.	3.50	02/01/61	5,000	3,178
AT&T, Inc.	3.55	09/15/55	40,000	26,554
AT&T, Inc.	3.65	06/01/51	15,000	10,523
AT&T, Inc.	3.65	09/15/59	35,000	23,117
AT&T, Inc.	3.80	12/01/57	35,000	24,082
AT&T, Inc.	3.85	06/01/60	10,000	6,853
AT&T, Inc.	4.30	12/15/42	5,000	4,230
AT&T, Inc.	4.35	06/15/45	5,000	4,118
AT&T, Inc.	4.50	03/09/48	5,000	4,117
AT&T, Inc.	4.55	03/09/49	5,000	4,127
AT&T, Inc.	4.75	05/15/46	10,000	8,647
AT&T, Inc.	4.85	03/01/39	5,000	4,732
AT&T, Inc.	4.90	08/15/37	5,000	4,868
AT&T, Inc.	5.15	11/15/46	5,000	4,561
AT&T, Inc.	5.15	02/15/50	5,000	4,482
AT&T, Inc.	5.25	03/01/37	5,000	5,027
AT&T, Inc.	5.35	09/01/40	5,000	4,908
AT&T, Inc.	5.55	08/15/41	5,000	4,935
AT&T, Inc.	5.55	11/01/45	5,000	4,817
AT&T, Inc.	5.65	02/15/47	5,000	5,019
AT&T, Inc.	5.70	11/01/54	5,000	4,776
AT&T, Inc.	6.05	08/15/56	5,000	5,008
AT&T, Inc.	6.30	01/15/38	5,000	5,401
Bell Telephone Co. of Canada or Bell Canada	4.46	04/01/48	5,000	4,151
Bell Telephone Co. of Canada or Bell Canada	5.55	02/15/54	5,000	4,812
Corning, Inc.	4.75	03/15/42	5,000	4,617
Corning, Inc.	5.35	11/15/48	5,000	4,892
Corning, Inc.	5.45	11/15/79	5,000	4,613
Nokia OYJ	6.63	05/15/39	5,000	5,364
Orange SA	5.50	02/06/44	10,000	9,884
Rogers Communications, Inc.	3.70	11/15/49	5,000	3,661
Rogers Communications, Inc.	4.35	05/01/49	5,000	4,017
Rogers Communications, Inc.	4.55	03/15/52	10,000	8,068
Rogers Communications, Inc.	5.00	03/15/44	5,000	4,494
Rogers Communications, Inc.	5.45	10/01/43	5,000	4,743
Telefonica Emisiones SA	4.90	03/06/48	10,000	8,481
Telefonica Emisiones SA	5.21	03/08/47	10,000	8,911
Telefonica Emisiones SA	5.52	03/01/49	10,000	9,198

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.3% (Continued)
Telefonica Emisiones SA	7.05	06/20/36	$10,000	$11,177
TELUS Corp.	4.60	11/16/48	5,000	4,270
T-Mobile USA, Inc.	3.00	02/15/41	15,000	11,130
T-Mobile USA, Inc.	3.30	02/15/51	15,000	9,989
T-Mobile USA, Inc.	3.40	10/15/52	15,000	10,049
T-Mobile USA, Inc.	3.60	11/15/60	10,000	6,621
T-Mobile USA, Inc.	4.38	04/15/40	10,000	8,939
T-Mobile USA, Inc.	4.50	04/15/50	20,000	16,460
T-Mobile USA, Inc.	5.25	06/15/55	5,000	4,532
T-Mobile USA, Inc.	5.50	01/15/55	5,000	4,712
T-Mobile USA, Inc.	5.65	01/15/53	10,000	9,629
T-Mobile USA, Inc.	5.70	01/15/56	5,000	4,839
T-Mobile USA, Inc.	5.75	01/15/54	5,000	4,883
T-Mobile USA, Inc.	5.80	09/15/62	5,000	4,908
T-Mobile USA, Inc.	5.85	02/15/56	5,000	4,930
T-Mobile USA, Inc.	5.88	11/15/55	5,000	4,970
T-Mobile USA, Inc.	6.00	06/15/54	5,000	5,061
Verizon Communications, Inc.	2.65	11/20/40	15,000	10,683
Verizon Communications, Inc.	2.85	09/03/41	5,000	3,593
Verizon Communications, Inc.	2.88	11/20/50	15,000	9,272
Verizon Communications, Inc.	2.99	10/30/56	20,000	11,865
Verizon Communications, Inc.	3.00	11/20/60	10,000	5,815
Verizon Communications, Inc.	3.40	03/22/41	20,000	15,584
Verizon Communications, Inc.	3.55	03/22/51	25,000	17,733
Verizon Communications, Inc.	3.70	03/22/61	20,000	13,480
Verizon Communications, Inc.	3.85	11/01/42	5,000	4,007
Verizon Communications, Inc.	3.88	03/01/52	5,000	3,709
Verizon Communications, Inc.	4.00	03/22/50	5,000	3,800
Verizon Communications, Inc.	4.13	08/15/46	5,000	3,999
Verizon Communications, Inc.	4.52	09/15/48	5,000	4,185
Verizon Communications, Inc.	4.67	03/15/55	5,000	4,141
Verizon Communications, Inc.	4.81	03/15/39	5,000	4,738
Verizon Communications, Inc.	4.86	08/21/46	15,000	13,282
Verizon Communications, Inc.	5.01	04/15/49	5,000	4,484
Verizon Communications, Inc.	5.01	08/21/54	5,000	4,380
Verizon Communications, Inc.	5.25	03/16/37	5,000	5,010
Verizon Communications, Inc.	5.40	07/02/37	15,000	15,133
Verizon Communications, Inc.	5.50	02/23/54	5,000	4,792
Verizon Communications, Inc.	5.75	11/30/45	10,000	9,930
Verizon Communications, Inc.	5.88	11/30/55	15,000	14,815
Verizon Communications, Inc.	6.00	11/30/65	10,000	9,894
Verizon Communications, Inc.	6.55	09/15/43	5,000	5,487
Vodafone Group PLC	4.25	09/17/50	10,000	7,909
Vodafone Group PLC	4.38	02/19/43	5,000	4,297
Vodafone Group PLC	4.88	06/19/49	10,000	8,781
Vodafone Group PLC	5.25	05/30/48	10,000	9,301
Vodafone Group PLC	5.75	06/28/54	10,000	9,733

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.3% (Continued)
Vodafone Group PLC	5.88	06/28/64	$5,000	$4,876
Vodafone Group PLC	6.15	02/27/37	5,000	5,447
				693,987
TRANSPORTATION – 2.0%
Canadian Pacific Railway Co.	3.00	12/02/41	10,000	7,510
Canadian Pacific Railway Co.	3.10	12/02/51	15,000	9,952
Canadian Pacific Railway Co.	6.13	09/15/15	5,000	5,064
FedEx Corp.	3.25	05/15/41	5,000	3,852
FedEx Corp.	4.05	02/15/48	5,000	3,904
FedEx Corp.	4.40	01/15/47	5,000	4,135
FedEx Corp.	4.55	04/01/46	5,000	4,267
FedEx Corp.	4.75	11/15/45	5,000	4,385
FedEx Corp.	4.95	10/17/48	5,000	4,444
FedEx Corp.	5.25	05/15/50	5,000	4,679
Fedex Freight Holding Co., Inc.(1)	5.25	03/15/36	5,000	4,967
Norfolk Southern Corp.	2.90	08/25/51	5,000	3,159
Norfolk Southern Corp.	3.05	05/15/50	5,000	3,304
Norfolk Southern Corp.	3.16	05/15/55	5,000	3,223
Norfolk Southern Corp.	3.95	10/01/42	10,000	8,347
Norfolk Southern Corp.	4.10	05/15/21	5,000	3,464
Norfolk Southern Corp.	4.15	02/28/48	5,000	4,080
Norfolk Southern Corp.	5.35	08/01/54	10,000	9,561
Norfolk Southern Corp.	5.95	03/15/64	5,000	5,113
				97,410
TRUCKING & LEASING – 0.2%
GATX Corp.	3.10	06/01/51	5,000	3,188
GATX Corp.	6.05	06/05/54	5,000	5,071
				8,259
WATER – 0.7%
American Water Capital Corp.	3.45	05/01/50	5,000	3,557
American Water Capital Corp.	4.15	06/01/49	5,000	4,031
American Water Capital Corp.	4.20	09/01/48	5,000	4,091
American Water Capital Corp.	4.30	12/01/42	5,000	4,379
American Water Capital Corp.	5.45	03/01/54	5,000	4,851
American Water Capital Corp.	6.59	10/15/37	5,000	5,681
Essential Utilities, Inc.	4.28	05/01/49	5,000	4,075
Essential Utilities, Inc.	5.30	05/01/52	5,000	4,680
				35,345
TOTAL CORPORATE BONDS (Cost – $4,858,044)				4,764,137

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Skandinaviska Enskilda Banken, Stockholm	2.98	02/02/26	$22,110	$22,110
TOTAL SHORT-TERM INVESTMENTS (Cost – $22,110)				22,110

TOTAL INVESTMENTS – 98.4% (Cost – $4,880,154)				$4,786,247
OTHER ASSETS LESS LIABILITIES – 1.6%				77,729
NET ASSETS – 100.0%				$4,863,976

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $14,957 and represents 0.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$4,764,137	$–	$4,764,137
Time Deposits	–	22,110	–	22,110
Total Investments	$–	$4,786,247	$–	$4,786,247

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 10.9%
BANKS – 0.1%
Banco Nacional de Panama(1)	2.50	08/11/30	$1,175,000	$1,045,492

CHEMICALS – 0.4%
CNAC HK Finbridge Co. Ltd.(1)	3.00	09/22/30	800,000	751,960
CNAC HK Finbridge Co. Ltd.(1)	4.13	07/19/27	1,000,000	1,000,780
CNAC HK Finbridge Co. Ltd.(1)	5.13	03/14/28	1,350,000	1,376,257
				3,128,997
COMMERCIAL SERVICES – 0.4%
DP World Crescent Ltd.(1)	3.88	07/18/29	550,000	536,335
DP World Crescent Ltd.(1)	4.85	09/26/28	600,000	604,653
DP World Crescent Ltd.(1)	5.50	09/13/33	1,000,000	1,032,540
DP World Crescent Ltd.(1)	5.50	05/08/35	825,000	847,667
				3,021,195
DIVERSIFIED FINANCIAL SERVICES – 0.3%
SRC Sukuk Ltd.(1)	4.38	04/02/29	800,000	799,418
SRC Sukuk Ltd.(1)	4.88	10/02/35	550,000	542,245
SRC Sukuk Ltd.(1)	5.00	02/27/28	450,000	455,910
SRC Sukuk Ltd.(1)	5.38	02/27/35	450,000	460,687
				2,258,260
ELECTRIC – 0.8%
Comision Federal de Electricidad(1)	4.69	05/15/29	600,000	599,820
Comision Federal de Electricidad(1)	6.45	01/24/35	600,000	614,874
Eskom Holdings(1)	6.35	08/10/28	1,450,000	1,500,025
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	4.13	05/15/27	950,000	949,335
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	5.45	05/21/28	600,000	612,750
State Grid Overseas Investment BVI Ltd.(1)	1.63	08/05/30	1,025,000	929,865
State Grid Overseas Investment BVI Ltd.(1)	3.50	05/04/27	1,825,000	1,818,640
				7,025,309
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong(1)	5.35	08/15/33	1,750,000	1,802,666

INVESTMENT COMPANIES – 2.5%
Abu Dhabi Developmental Holding Co. PJSC(1)	4.38	10/02/31	600,000	596,904
Abu Dhabi Developmental Holding Co. PJSC(1)	4.50	05/06/30	450,000	452,736
Abu Dhabi Developmental Holding Co. PJSC(1)	5.00	05/06/35	475,000	479,456
Abu Dhabi Developmental Holding Co. PJSC(1)	5.38	05/08/29	840,000	867,863
Abu Dhabi Developmental Holding Co. PJSC(1)	5.50	05/08/34	840,000	878,535
Gaci First Investment Co.(1)	4.75	02/14/30	800,000	806,480
Gaci First Investment Co.(1)	4.88	02/14/35	1,050,000	1,032,638
Gaci First Investment Co.(1)	5.00	10/13/27	650,000	656,906
Gaci First Investment Co.(1)	5.00	01/29/29	900,000	914,063
Gaci First Investment Co.(1)	5.00	09/15/35	875,000	867,851
Gaci First Investment Co.(1)	5.25	01/29/30	1,000,000	1,025,625
Gaci First Investment Co.(1)	5.25	10/13/32	900,000	921,375
Gaci First Investment Co.(1)	5.25	01/29/34	850,000	864,068
Gaci First Investment Co.(1)	5.63	07/29/34	800,000	831,000

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.5% (Continued)
MDGH GMTN RSC Ltd.(1)	2.88	11/07/29	$625,000	$595,312
MDGH GMTN RSC Ltd.(1)	2.88	05/21/30	400,000	378,126
MDGH GMTN RSC Ltd.(1)	3.38	03/28/32	600,000	565,500
MDGH GMTN RSC Ltd.(1)	4.38	11/22/33	800,000	780,696
MDGH GMTN RSC Ltd.(1)	5.50	04/28/33	600,000	629,250
Mdgh Sukuk Ltd.(1)	4.96	04/04/34	600,000	612,486
Mdgh Sukuk Ltd.(1)	5.00	06/04/35	550,000	560,876
Suci Second Investment Co.(1)	4.38	09/10/27	800,000	801,840
Suci Second Investment Co.(1)	4.88	05/08/32	500,000	502,188
Suci Second Investment Co.(1)	5.17	03/05/31	1,100,000	1,125,916
Suci Second Investment Co.(1)	6.00	10/25/28	1,000,000	1,041,875
Suci Second Investment Co.(1)	6.25	10/25/33	650,000	704,187
TVF Varlik Kiralama AS(1)	6.95	01/23/30	700,000	723,625
				20,217,377
MINING – 0.9%
Corp. Nacional del Cobre de Chile(1)	3.00	09/30/29	900,000	855,846
Corp. Nacional del Cobre de Chile(1)	3.15	01/14/30	950,000	905,521
Corp. Nacional del Cobre de Chile(1)	3.63	08/01/27	1,025,000	1,018,850
Corp. Nacional del Cobre de Chile(1)	5.95	01/08/34	1,175,000	1,229,285
Corp. Nacional del Cobre de Chile(1)	6.33	01/13/35	1,300,000	1,386,372
Corp. Nacional del Cobre de Chile(1)	6.44	01/26/36	1,275,000	1,370,325
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT(1)	5.45	05/15/30	600,000	618,375
				7,384,574
OIL & GAS – 5.1%
Adnoc Murban RSC Ltd.(1)	4.25	09/11/29	620,000	624,096
Adnoc Murban RSC Ltd.(1)	4.50	09/11/34	935,000	920,115
Adnoc Murban Sukuk Ltd.(1)	4.75	05/06/35	800,000	802,000
Bapco Energies Sukuk Ltd.(1)	6.25	01/29/35	1,300,000	1,342,738
EDO Sukuk Ltd.(1)	5.88	09/21/33	1,650,000	1,742,994
Pertamina Hulu Energi PT(1)	5.25	05/21/30	700,000	711,760
Petroleos de Venezuela SA(1),(2)	5.38	04/12/27	3,000,000	909,000
Petroleos de Venezuela SA(1),(2)	6.00	05/16/24	4,585,000	1,412,180
Petroleos de Venezuela SA(1),(2)	6.00	11/15/26	3,890,000	1,200,065
Petroleos de Venezuela SA(1),(2)	8.50	10/27/20	1,105,000	1,124,338
Petroleos de Venezuela SA(1),(2)	9.00	11/17/21	2,280,000	815,100
Petroleos de Venezuela SA(1),(2)	9.75	05/17/35	3,750,000	1,378,125
Petroleos de Venezuela SA(1),(2)	12.75	02/17/22	2,850,000	1,114,635
Petroleos del Peru SA(1)	4.75	06/19/32	1,350,000	1,025,325
Petroleos Mexicanos	5.95	01/28/31	1,775,000	1,733,997
Petroleos Mexicanos	6.50	03/13/27	550,000	560,857
Petroleos Mexicanos	6.50	01/23/29	575,000	588,512
Petroleos Mexicanos	6.63	06/15/35	1,350,000	1,291,329
Petroleos Mexicanos	6.70	02/16/32	3,200,000	3,202,208
Petroleos Mexicanos	6.84	01/23/30	1,125,000	1,152,562
Petroleos Mexicanos	8.75	06/02/29	1,000,000	1,076,500
Petroleos Mexicanos	10.00	02/07/33	925,000	1,079,086
Petronas Capital Ltd.(1)	2.48	01/28/32	2,325,000	2,095,151

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.1% (Continued)
Petronas Capital Ltd.(1)	3.50	04/21/30	$3,950,000	$3,840,585
Petronas Capital Ltd.(1)	4.95	01/03/31	2,900,000	2,989,973
Petronas Capital Ltd.(1)	5.34	04/03/35	3,250,000	3,369,616
Sinopec Group Overseas Development 2017 Ltd.(1)	3.63	04/12/27	850,000	848,929
Sinopec Group Overseas Development 2018 Ltd.(1)	2.30	01/08/31	1,225,000	1,139,256
Sinopec Group Overseas Development 2018 Ltd.(1)	2.70	05/13/30	1,075,000	1,024,518
Sinopec Group Overseas Development 2018 Ltd.(1)	2.95	11/12/29	850,000	822,010
				41,937,560
TRANSPORTATION – 0.2%
Transnet/South Africa(1)	8.25	02/06/28	1,550,000	1,639,125
TOTAL CORPORATE BONDS (Cost – $85,030,494)				89,460,555

GOVERNMENT AGENCIES AND OBLIGATIONS – 87.3%
GOVERNMENT AGENCIES – 3.4%
Bank Gospodarstwa Krajowego(1)	5.38	05/22/33	2,750,000	2,837,106
Bank Gospodarstwa Krajowego(1)	5.75	07/09/34	2,600,000	2,735,200
Bank Gospodarstwa Krajowego(1)	6.25	10/31/28	1,500,000	1,588,710
Eagle Funding Luxco Sarl(1)	5.50	08/17/30	5,700,000	5,791,200
Export-Import Bank of China(1),(3)	4.23	11/05/27	750,000	752,070
Export-Import Bank of India(1)	2.25	01/13/31	1,900,000	1,710,618
Export-Import Bank of India(1)	3.25	01/15/30	1,700,000	1,632,442
Export-Import Bank of India(1)	3.88	02/01/28	1,875,000	1,863,731
Export-Import Bank of India(1)	5.50	01/18/33	1,750,000	1,827,726
Export-Import Bank of India(1)	5.50	01/13/35	1,800,000	1,869,975
Finance Department Government of Sharjah(1)	6.50	11/23/32	600,000	633,378
Magyar Export-Import Bank ZRT(1)	6.13	12/04/27	2,300,000	2,367,850
MFB Magyar Fejlesztesi Bank ZRT(1)	6.50	06/29/28	1,725,000	1,801,763
				27,411,769
GOVERNMENT OBLIGATIONS – 83.9%
Abu Dhabi Government International Bond(1)	1.63	06/02/28	1,200,000	1,139,232
Abu Dhabi Government International Bond(1)	1.70	03/02/31	950,000	847,875
Abu Dhabi Government International Bond(1)	1.88	09/15/31	900,000	797,625
Abu Dhabi Government International Bond(1)	2.50	09/30/29	1,750,000	1,667,942
Abu Dhabi Government International Bond(1)	3.13	10/11/27	2,350,000	2,323,351
Abu Dhabi Government International Bond(1)	3.13	04/16/30	1,826,000	1,770,124
Abu Dhabi Government International Bond(1)	3.63	10/02/28	750,000	747,548
Abu Dhabi Government International Bond(1)	4.25	10/02/35	1,100,000	1,081,300
Abu Dhabi Government International Bond(1)	4.88	04/30/29	1,250,000	1,288,756
Abu Dhabi Government International Bond(1)	5.00	04/30/34	900,000	940,950
Angolan Government International Bond(1)	8.00	11/26/29	3,145,000	3,097,416
Angolan Government International Bond(1)	8.25	05/09/28	3,150,000	3,177,562
Angolan Government International Bond(1)	8.75	04/14/32	3,100,000	3,034,125
Angolan Government International Bond(1)	9.24	01/15/31	1,850,000	1,873,449
Argentine Republic Government International Bond(4)	0.75	07/09/30	9,997,200	8,492,621
Argentine Republic Government International Bond	1.00	07/09/29	1,627,500	1,438,710
Argentine Republic Government International Bond(4)	3.50	07/09/41	9,115,000	6,622,047
Argentine Republic Government International Bond(4)	4.13	07/09/35	17,915,000	13,935,631
Argentine Republic Government International Bond(4)	5.00	01/09/38	9,910,000	7,992,415

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Bahrain Government International Bond(1)	5.25	01/25/33	$1,600,000	$1,495,200
Bahrain Government International Bond(1)	5.45	09/16/32	1,450,000	1,378,413
Bahrain Government International Bond(1)	5.63	09/30/31	1,725,000	1,682,410
Bahrain Government International Bond(1)	5.63	05/18/34	1,625,000	1,520,903
Bahrain Government International Bond(1)	6.75	09/20/29	2,000,000	2,051,380
Bahrain Government International Bond(1)	7.00	10/12/28	2,500,000	2,587,500
Bahrain Government International Bond(1)	7.38	05/14/30	1,600,000	1,684,000
Bahrain Government International Bond(1)	7.75	04/18/35	1,475,000	1,575,757
Bolivian Government International Bond(1)	4.50	03/20/28	1,700,000	1,611,600
Brazilian Government International Bond	3.75	09/12/31	1,725,000	1,604,681
Brazilian Government International Bond	3.88	06/12/30	3,500,000	3,356,500
Brazilian Government International Bond	4.50	05/30/29	1,875,000	1,869,375
Brazilian Government International Bond	4.63	01/13/28	3,100,000	3,117,670
Brazilian Government International Bond	5.50	11/06/30	2,250,000	2,295,000
Brazilian Government International Bond	5.50	02/04/33	1,650,000	1,630,612
Brazilian Government International Bond	6.00	10/20/33	2,225,000	2,256,706
Brazilian Government International Bond	6.13	01/22/32	1,900,000	1,963,650
Brazilian Government International Bond	6.13	03/15/34	2,275,000	2,307,896
Brazilian Government International Bond	6.25	03/18/31	1,875,000	1,968,750
Brazilian Government International Bond	6.63	03/15/35	4,500,000	4,646,250
Brazilian Government International Bond	8.25	01/20/34	1,500,000	1,744,875
CBB International Sukuk Programme Co. W.L.L.(1)	3.88	05/18/29	1,575,000	1,490,344
CBB International Sukuk Programme Co. W.L.L.(1)	3.95	09/16/27	1,600,000	1,569,696
CBB International Sukuk Programme Co. W.L.L.(1)	4.50	03/30/27	1,075,000	1,067,077
CBB International Sukuk Programme Co. W.L.L.(1)	5.87	02/06/34	2,050,000	2,029,500
CBB International Sukuk Programme Co. W.L.L.(1)	5.88	06/05/32	2,000,000	1,980,000
CBB International Sukuk Programme Co. W.L.L.(1)	6.00	02/12/31	1,350,000	1,355,623
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	10/18/30	1,200,000	1,216,098
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	07/07/33	2,500,000	2,518,138
Chile Government International Bond	2.45	01/31/31	1,240,000	1,138,320
Chile Government International Bond	2.55	01/27/32	1,225,000	1,100,662
Chile Government International Bond	2.55	07/27/33	1,950,000	1,690,650
Chile Government International Bond	2.75	01/31/27	1,175,000	1,160,312
Chile Government International Bond	3.24	02/06/28	1,700,000	1,674,500
Chile Government International Bond	3.50	01/31/34	1,375,000	1,260,875
Chile Government International Bond	4.85	01/22/29	1,400,000	1,433,600
Chile Government International Bond	4.95	01/05/36	1,400,000	1,412,782
China Government International Bond(1)	1.20	10/21/30	1,650,000	1,485,751
China Government International Bond(1)	1.25	10/26/26	1,450,000	1,423,487
China Government International Bond(1)	1.75	10/26/31	850,000	776,407
China Government International Bond(1)	2.13	12/03/29	1,625,000	1,554,686
China Government International Bond(1)	2.63	11/02/27	650,000	641,303
China Government International Bond(1)	3.50	10/19/28	800,000	804,000
China Government International Bond(1)	3.63	11/13/28	1,700,000	1,711,424
China Government International Bond(1)	3.75	11/13/30	1,675,000	1,690,527
China Government International Bond(1)	4.13	11/20/27	1,100,000	1,117,446
Colombia Government International Bond	3.00	01/30/30	1,600,000	1,440,000
Colombia Government International Bond	3.13	04/15/31	2,760,000	2,404,236

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Colombia Government International Bond	3.25	04/22/32	$2,175,000	$1,845,487
Colombia Government International Bond	3.88	04/25/27	1,925,000	1,915,375
Colombia Government International Bond	4.50	03/15/29	2,200,000	2,143,900
Colombia Government International Bond	5.38	01/21/29	2,175,000	2,170,650
Colombia Government International Bond	6.13	01/21/31	1,600,000	1,602,400
Colombia Government International Bond	6.50	01/21/33	1,600,000	1,593,600
Colombia Government International Bond	7.38	04/25/30	2,100,000	2,211,300
Colombia Government International Bond	7.50	02/02/34	2,400,000	2,517,000
Colombia Government International Bond	8.00	04/20/33	1,750,000	1,887,375
Colombia Government International Bond	8.00	11/14/35	1,800,000	1,933,200
Costa Rica Government International Bond(1)	6.13	02/19/31	2,056,000	2,153,660
Costa Rica Government International Bond(1)	6.55	04/03/34	2,700,000	2,928,150
Dominican Republic International Bond(1)	4.50	01/30/30	3,100,000	3,036,450
Dominican Republic International Bond(1)	4.88	09/23/32	4,525,000	4,346,263
Dominican Republic International Bond(1)	5.50	02/22/29	2,650,000	2,696,375
Dominican Republic International Bond(1)	5.88	10/28/35	2,350,000	2,349,706
Dominican Republic International Bond(1)	5.95	01/25/27	2,275,000	2,311,116
Dominican Republic International Bond(1)	6.00	07/19/28	1,950,000	2,005,468
Dominican Republic International Bond(1)	6.00	02/22/33	2,475,000	2,530,688
Dominican Republic International Bond(1)	7.05	02/03/31	1,850,000	1,987,825
Ecuador Government International Bond(1)	ZCP	07/31/30	1,122,500	947,530
Ecuador Government International Bond(1),(4)	6.90	07/31/30	3,929,407	3,917,619
Ecuador Government International Bond(1),(4)	6.90	07/31/35	9,855,873	9,040,300
Egypt Government International Bond(1)	5.80	09/30/27	1,850,000	1,854,634
Egypt Government International Bond(1)	5.88	02/16/31	2,450,000	2,391,812
Egypt Government International Bond(1)	6.59	02/21/28	1,875,000	1,906,875
Egypt Government International Bond(1)	7.05	01/15/32	1,700,000	1,727,200
Egypt Government International Bond(1)	7.30	09/30/33	1,650,000	1,663,662
Egypt Government International Bond(1)	7.50	01/31/27	3,209,000	3,273,228
Egypt Government International Bond(1)	7.60	03/01/29	2,975,000	3,125,981
Egypt Government International Bond(1)	7.63	05/29/32	2,750,000	2,853,125
Egypt Government International Bond(1)	8.63	02/04/30	2,200,000	2,402,950
El Salvador Government International Bond(1)	9.25	04/17/30	1,725,000	1,877,663
Ethiopia International Bond(1),(2)	6.63	12/11/24	1,750,000	1,855,000
Ghana Government International Bond(1),(4)	5.00	07/03/29	4,513,119	4,430,190
Ghana Government International Bond(1),(4)	5.00	07/03/35	7,457,900	6,814,656
Guatemala Government Bond(1)	6.60	06/13/36	1,850,000	1,986,438
Hazine Mustesarligi Varlik Kiralama AS(1)	6.50	04/26/30	1,450,000	1,503,650
Hazine Mustesarligi Varlik Kiralama AS(1)	6.75	09/01/30	1,700,000	1,777,835
Hazine Mustesarligi Varlik Kiralama AS(1)	7.25	02/24/27	1,900,000	1,962,310
Hazine Mustesarligi Varlik Kiralama AS(1)	8.51	01/14/29	1,625,000	1,780,594
Hungary Government International Bond(1)	2.13	09/22/31	3,700,000	3,187,550
Hungary Government International Bond(1)	5.25	06/16/29	2,950,000	3,009,737
Hungary Government International Bond(1)	5.38	09/26/30	2,650,000	2,712,606
Hungary Government International Bond(1)	5.50	06/16/34	2,135,000	2,159,318
Hungary Government International Bond(1)	6.00	09/26/35	1,750,000	1,805,178
Hungary Government International Bond(1)	6.13	05/22/28	3,413,000	3,536,721
Hungary Government International Bond(1)	6.25	09/22/32	3,050,000	3,235,318

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Indonesia Government International Bond	1.85	03/12/31	$850,000	$751,028
Indonesia Government International Bond	2.15	07/28/31	650,000	577,336
Indonesia Government International Bond	2.85	02/14/30	550,000	521,400
Indonesia Government International Bond	3.50	01/11/28	725,000	719,562
Indonesia Government International Bond	3.55	03/31/32	600,000	567,900
Indonesia Government International Bond(1)	3.85	07/18/27	600,000	601,047
Indonesia Government International Bond	3.85	10/15/30	1,125,000	1,106,719
Indonesia Government International Bond	4.10	04/24/28	600,000	603,525
Indonesia Government International Bond(1)	4.35	01/08/27	650,000	654,947
Indonesia Government International Bond	4.35	02/21/31	500,000	499,000
Indonesia Government International Bond	4.55	01/11/28	720,000	728,280
Indonesia Government International Bond	4.65	09/20/32	950,000	956,175
Indonesia Government International Bond	4.75	02/11/29	625,000	635,547
Indonesia Government International Bond	4.75	09/10/34	625,000	619,062
Indonesia Government International Bond	4.85	01/11/33	800,000	804,548
Indonesia Government International Bond	5.60	01/15/35	700,000	734,538
Indonesia Government International Bond(1)	8.50	10/12/35	1,000,000	1,269,750
Ivory Coast Government International Bond(1)	6.13	06/15/33	2,250,000	2,227,500
Ivory Coast Government International Bond(1)	7.63	01/30/33	1,925,000	2,059,750
Ivory Coast Government International Bond(1)	8.08	04/01/36	3,225,000	3,453,169
Jamaica Government International Bond	6.75	04/28/28	2,155,000	2,223,960
Jordan Government International Bond(1)	5.75	01/31/27	1,700,000	1,717,782
Jordan Government International Bond(1)	5.85	07/07/30	2,350,000	2,360,152
Jordan Government International Bond(1)	7.50	01/13/29	2,225,000	2,339,031
Kazakhstan Government International Bond(1)	4.41	10/28/30	2,800,000	2,775,325
Kazakhstan Government International Bond(1)	4.71	04/09/35	2,625,000	2,585,769
Kazakhstan Government International Bond(1)	5.00	07/01/32	2,450,000	2,471,450
KSA Ijarah Sukuk Ltd.(1)	4.25	09/09/30	800,000	795,780
KSA Ijarah Sukuk Ltd.(1)	4.88	09/09/35	1,500,000	1,494,000
KSA Sukuk Ltd.(1)	2.25	05/17/31	975,000	872,625
KSA Sukuk Ltd.(1)	2.97	10/29/29	1,175,000	1,122,125
KSA Sukuk Ltd.(1)	3.63	04/20/27	2,200,000	2,193,125
KSA Sukuk Ltd.(1)	4.27	05/22/29	1,500,000	1,501,688
KSA Sukuk Ltd.(1)	4.30	01/19/29	975,000	977,437
KSA Sukuk Ltd.(1)	4.51	05/22/33	1,600,000	1,578,000
KSA Sukuk Ltd.(1)	5.25	06/04/27	600,000	609,375
KSA Sukuk Ltd.(1)	5.25	06/04/30	1,000,000	1,035,625
KSA Sukuk Ltd.(1)	5.25	06/04/34	1,100,000	1,129,161
KSA Sukuk Ltd.(1)	5.27	10/25/28	1,225,000	1,261,597
Latvia Government International Bond(1)	5.13	07/30/34	2,150,000	2,185,776
Lebanon Government International Bond(1),(2)	6.00	01/27/23	1,900,000	555,750
Lebanon Government International Bond(1),(2)	6.10	10/04/22	2,675,000	782,437
Lebanon Government International Bond(1),(2)	6.60	11/27/26	2,750,000	804,375
Lebanon Government International Bond(1),(2)	6.65	02/26/30	2,550,000	748,425
Lebanon Government International Bond(1),(2)	6.75	11/29/27	2,200,000	643,500
Lebanon Government International Bond(1),(2)	6.85	03/23/27	2,100,000	614,250
Lebanon Government International Bond(1),(2)	7.00	03/23/32	1,850,000	543,900
Lebanon Government International Bond(1),(2)	8.25	04/12/21	3,800,000	1,111,500

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Mexico Government International Bond	2.66	05/24/31	$1,550,000	$1,381,825
Mexico Government International Bond	3.25	04/16/30	1,050,000	990,675
Mexico Government International Bond	3.50	02/12/34	1,350,000	1,166,400
Mexico Government International Bond	3.75	01/11/28	725,000	719,715
Mexico Government International Bond	4.15	03/28/27	925,000	926,387
Mexico Government International Bond	4.50	04/22/29	1,200,000	1,205,597
Mexico Government International Bond	4.75	03/22/31	800,000	791,600
Mexico Government International Bond	4.75	04/27/32	1,200,000	1,168,800
Mexico Government International Bond	4.88	05/19/33	1,075,000	1,033,086
Mexico Government International Bond	5.38	03/22/33	1,900,000	1,882,900
Mexico Government International Bond	5.40	02/09/28	600,000	613,884
Mexico Government International Bond	5.63	09/22/35	1,150,000	1,131,887
Mexico Government International Bond	5.63	02/09/34	1,300,000	1,299,025
Mexico Government International Bond	5.85	07/02/32	1,475,000	1,516,300
Mexico Government International Bond	6.00	05/13/30	750,000	784,125
Mexico Government International Bond	6.35	02/09/35	1,350,000	1,407,037
Mexico Government International Bond	6.75	09/27/34	850,000	917,362
Mexico Government International Bond	8.30	08/15/31	500,000	592,000
Morocco Government International Bond(1)	3.00	12/15/32	1,700,000	1,486,650
Morocco Government International Bond(1)	5.95	03/08/28	2,230,000	2,297,876
Morocco Government International Bond(1)	6.50	09/08/33	2,300,000	2,481,838
Nigeria Government International Bond(1)	6.13	09/28/28	2,300,000	2,317,250
Nigeria Government International Bond(1)	6.50	11/28/27	2,500,000	2,539,375
Nigeria Government International Bond(1)	7.14	02/23/30	2,400,000	2,474,328
Nigeria Government International Bond(1)	7.38	09/28/33	2,800,000	2,834,300
Nigeria Government International Bond(1)	7.88	02/16/32	2,550,000	2,655,188
Nigeria Government International Bond(1)	8.38	03/24/29	2,225,000	2,371,850
Nigeria Government International Bond(1)	8.63	01/13/36	2,250,000	2,409,053
Nigeria Government International Bond(1)	8.75	01/21/31	1,800,000	1,962,000
Nigeria Government International Bond(1)	10.38	12/09/34	2,700,000	3,194,775
Oman Government International Bond(1)	5.38	03/08/27	2,775,000	2,808,494
Oman Government International Bond(1)	5.63	01/17/28	4,100,000	4,195,937
Oman Government International Bond(1)	6.00	08/01/29	3,725,000	3,891,992
Oman Government International Bond(1)	6.25	01/25/31	2,800,000	2,986,200
Oman Government International Bond(1)	6.75	10/28/27	2,400,000	2,495,400
Oman Government International Bond(1)	7.38	10/28/32	1,850,000	2,107,612
Oman Sovereign Sukuk Co.(1)	4.53	04/17/33	1,800,000	1,775,025
Oman Sovereign Sukuk Co.(1)	4.88	06/15/30	3,000,000	3,047,100
Pakistan Global Sukuk Programme Co. Ltd.(1)	7.95	01/31/29	1,875,000	1,948,125
Pakistan Government International Bond(1)	6.88	12/05/27	2,625,000	2,670,919
Pakistan Government International Bond(1)	7.38	04/08/31	2,475,000	2,497,275
Panama Government International Bond	2.25	09/29/32	3,150,000	2,614,516
Panama Government International Bond	3.16	01/23/30	2,025,000	1,907,550
Panama Government International Bond	3.30	01/19/33	1,350,000	1,188,675
Panama Government International Bond	3.88	03/17/28	2,100,000	2,072,962
Panama Government International Bond	6.40	02/14/35	3,150,000	3,301,987
Panama Government International Bond	6.70	01/26/36	2,619,000	2,801,020
Panama Government International Bond	6.88	01/31/36	1,250,000	1,350,788

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Panama Government International Bond	7.50	03/01/31	$1,475,000	$1,632,825
Paraguay Government International Bond(1)	4.95	04/28/31	1,700,000	1,718,700
Perusahaan Penerbit SBSN Indonesia III(1)	2.55	06/09/31	600,000	543,600
Perusahaan Penerbit SBSN Indonesia III(1)	2.80	06/23/30	500,000	468,000
Perusahaan Penerbit SBSN Indonesia III(1)	4.15	03/29/27	1,150,000	1,153,979
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	06/06/27	1,150,000	1,157,475
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	03/01/28	1,125,000	1,132,459
Perusahaan Penerbit SBSN Indonesia III(1)	4.45	02/20/29	800,000	806,464
Perusahaan Penerbit SBSN Indonesia III(1)	4.50	12/01/30	650,000	650,000
Perusahaan Penerbit SBSN Indonesia III(1)	4.55	07/23/30	600,000	603,000
Perusahaan Penerbit SBSN Indonesia III(1)	4.70	06/06/32	950,000	958,550
Perusahaan Penerbit SBSN Indonesia III(1)	5.00	05/25/30	600,000	615,000
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/02/34	600,000	610,800
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/23/35	750,000	760,125
Perusahaan Penerbit SBSN Indonesia III(1)	5.40	11/15/28	600,000	622,125
Perusahaan Penerbit SBSN Indonesia III(1)	5.60	11/15/33	600,000	629,100
Peruvian Government International Bond	1.86	12/01/32	1,555,000	1,295,704
Peruvian Government International Bond	2.78	01/23/31	4,167,000	3,862,809
Peruvian Government International Bond	3.00	01/15/34	3,315,000	2,881,564
Peruvian Government International Bond	5.38	02/08/35	1,825,000	1,862,412
Peruvian Government International Bond	8.75	11/21/33	3,065,000	3,856,536
Philippine Government International Bond	1.65	06/10/31	1,300,000	1,134,900
Philippine Government International Bond	2.46	05/05/30	1,125,000	1,047,656
Philippine Government International Bond	3.00	02/01/28	2,050,000	2,016,307
Philippine Government International Bond	3.75	01/14/29	1,650,000	1,637,600
Philippine Government International Bond	4.75	03/05/35	1,350,000	1,337,857
Philippine Government International Bond	5.00	07/17/33	1,430,000	1,458,207
Philippine Government International Bond	5.00	01/27/36	1,400,000	1,402,100
Philippine Government International Bond	5.25	05/14/34	1,000,000	1,032,875
Philippine Government International Bond	5.50	02/04/35	1,400,000	1,460,375
Philippine Government International Bond	6.38	01/15/32	1,050,000	1,160,775
Philippine Government International Bond	6.38	10/23/34	2,075,000	2,305,325
Philippine Government International Bond	7.75	01/14/31	1,850,000	2,136,519
Philippine Government International Bond	9.50	02/02/30	2,050,000	2,452,825
RAK Capital(1)	5.00	03/12/35	675,000	691,875
Republic of Azerbaijan International Bond(1)	3.50	09/01/32	2,000,000	1,867,000
Republic of Kenya Government International Bond(1)	6.30	01/23/34	1,800,000	1,659,600
Republic of Kenya Government International Bond(1)	8.00	05/22/32	2,100,000	2,195,550
Republic of Kenya Government International Bond(1)	9.50	03/05/36	2,800,000	3,001,600
Republic of Kenya Government International Bond(1)	9.75	02/16/31	2,625,000	2,908,500
Republic of Poland Government International Bond	4.63	03/18/29	2,140,000	2,185,561
Republic of Poland Government International Bond	4.88	02/12/30	4,150,000	4,276,782
Republic of Poland Government International Bond	4.88	10/04/33	3,890,000	3,928,200
Republic of Poland Government International Bond	5.13	09/18/34	4,525,000	4,588,848
Republic of Poland Government International Bond	5.38	02/12/35	4,100,000	4,212,463
Republic of Poland Government International Bond	5.50	11/16/27	2,415,000	2,489,990
Republic of Poland Government International Bond	5.75	11/16/32	2,255,000	2,405,679
Republic of South Africa Government International Bond	4.30	10/12/28	3,240,000	3,214,696

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Republic of South Africa Government International Bond	4.85	09/27/27	$1,600,000	$1,615,008
Republic of South Africa Government International Bond	4.85	09/30/29	3,000,000	2,992,455
Republic of South Africa Government International Bond	5.88	06/22/30	2,200,000	2,267,155
Republic of South Africa Government International Bond	5.88	04/20/32	2,075,000	2,129,189
Romanian Government International Bond(1)	3.00	02/27/27	2,070,000	2,042,055
Romanian Government International Bond(1)	3.00	02/14/31	2,130,000	1,947,352
Romanian Government International Bond(1)	3.63	03/27/32	1,730,000	1,591,064
Romanian Government International Bond(1)	5.25	11/25/27	1,630,000	1,655,672
Romanian Government International Bond(1)	5.75	09/16/30	3,250,000	3,356,568
Romanian Government International Bond(1)	5.75	03/24/35	3,270,000	3,254,468
Romanian Government International Bond(1)	5.88	01/30/29	3,300,000	3,414,015
Romanian Government International Bond(1)	6.00	05/25/34	1,700,000	1,734,000
Romanian Government International Bond(1)	6.38	01/30/34	3,260,000	3,400,050
Romanian Government International Bond(1)	6.63	02/17/28	2,780,000	2,895,134
Romanian Government International Bond(1)	7.13	01/17/33	2,610,000	2,855,457
ROP Sukuk Trust(1)	5.05	06/06/29	1,050,000	1,077,169
Saudi Government International Bond(1)	2.25	02/02/33	1,300,000	1,113,196
Saudi Government International Bond(1)	2.50	02/03/27	700,000	691,539
Saudi Government International Bond(1)	2.75	02/03/32	525,000	475,781
Saudi Government International Bond(1)	3.25	10/26/26	2,350,000	2,342,818
Saudi Government International Bond(1)	3.25	10/22/30	750,000	713,910
Saudi Government International Bond(1)	3.63	03/04/28	2,575,000	2,553,531
Saudi Government International Bond(1)	4.13	01/12/29	1,200,000	1,199,100
Saudi Government International Bond(1)	4.38	04/16/29	1,950,000	1,962,187
Saudi Government International Bond(1)	4.38	01/12/31	1,300,000	1,293,825
Saudi Government International Bond(1)	4.50	04/17/30	1,350,000	1,360,969
Saudi Government International Bond(1)	4.75	01/18/28	1,575,000	1,592,719
Saudi Government International Bond(1)	4.75	01/16/30	1,600,000	1,625,000
Saudi Government International Bond(1)	4.88	07/18/33	1,575,000	1,585,631
Saudi Government International Bond(1)	4.88	01/12/36	1,300,000	1,285,681
Saudi Government International Bond(1)	5.00	01/16/34	1,925,000	1,951,931
Saudi Government International Bond(1)	5.13	01/13/28	2,400,000	2,447,394
Saudi Government International Bond(1)	5.38	01/13/31	1,450,000	1,505,289
Saudi Government International Bond(1)	5.50	10/25/32	1,200,000	1,264,734
Saudi Government International Bond(1)	5.63	01/13/35	2,025,000	2,127,576
Senegal Government International Bond(1)	6.25	05/23/33	2,125,000	1,232,086
Senegal Government International Bond(1)	7.75	06/10/31	1,900,000	1,154,844
Serbia International Bond(1)	2.13	12/01/30	2,250,000	1,983,937
Serbia International Bond(1)	6.00	06/12/34	2,600,000	2,701,933
Serbia International Bond(1)	6.50	09/26/33	1,800,000	1,941,318
Sharjah Sukuk Program Ltd.(1)	2.94	06/10/27	625,000	610,606
Sharjah Sukuk Program Ltd.(1)	3.23	10/23/29	900,000	846,283
Sharjah Sukuk Program Ltd.(1)	4.23	03/14/28	450,000	444,323
Sharjah Sukuk Program Ltd.(1)	5.43	04/17/35	600,000	602,334
Sri Lanka Government International Bond(4),(5)	3.10	01/15/30	1,874,333	1,854,934
Sri Lanka Government International Bond(4),(5)	3.35	03/15/33	3,768,843	3,467,336
Sri Lanka Government International Bond(4),(5)	3.60	06/15/35	2,525,570	2,070,715
Sri Lanka Government International Bond(5)	4.00	04/15/28	1,025,909	1,003,729

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Sri Lanka Government International Bond(1)	4.00	04/15/28	$1,204,500	$1,178,459
Suriname Government International Bond(1)	8.50	11/06/35	1,800,000	1,945,800
Turkiye Government International Bond	4.88	10/09/26	1,750,000	1,761,961
Turkiye Government International Bond	5.13	02/17/28	1,440,000	1,449,007
Turkiye Government International Bond	5.25	03/13/30	1,325,000	1,307,934
Turkiye Government International Bond	5.88	06/26/31	1,225,000	1,217,344
Turkiye Government International Bond	5.95	01/15/31	1,400,000	1,402,177
Turkiye Government International Bond	6.00	03/25/27	2,150,000	2,197,117
Turkiye Government International Bond	6.13	10/24/28	1,800,000	1,853,662
Turkiye Government International Bond	6.30	03/14/33	1,250,000	1,240,313
Turkiye Government International Bond	6.50	09/20/33	900,000	902,587
Turkiye Government International Bond	6.50	01/03/35	2,300,000	2,277,195
Turkiye Government International Bond	6.95	09/16/35	1,275,000	1,294,641
Turkiye Government International Bond	7.13	02/12/32	1,650,000	1,727,137
Turkiye Government International Bond	7.13	07/17/32	1,100,000	1,147,300
Turkiye Government International Bond	7.25	05/29/32	1,225,000	1,286,715
Turkiye Government International Bond	7.63	04/26/29	1,625,000	1,733,737
Turkiye Government International Bond	7.63	05/15/34	2,000,000	2,128,890
Turkiye Government International Bond	8.00	02/14/34	835,000	918,826
Turkiye Government International Bond	8.60	09/24/27	1,225,000	1,307,357
Turkiye Government International Bond	9.13	07/13/30	1,500,000	1,702,500
Turkiye Government International Bond	9.38	03/14/29	1,600,000	1,787,200
Turkiye Government International Bond	9.38	01/19/33	1,700,000	1,978,375
Turkiye Government International Bond	9.88	01/15/28	2,225,000	2,438,183
Turkiye Government International Bond	11.88	01/15/30	900,000	1,115,347
UAE International Government Bond(1)	2.00	10/19/31	625,000	564,000
UAE International Government Bond(1)	4.05	07/07/32	1,050,000	1,047,842
UAE International Government Bond(1)	4.86	07/02/34	1,050,000	1,088,999
UAE International Government Bond(1)	4.92	09/25/33	800,000	840,000
Ukraine Government International Bond(1),(4)	ZCP	02/01/34	3,620,663	1,777,746
Ukraine Government International Bond(1),(4)	ZCP	02/01/35	3,025,000	1,718,200
Ukraine Government International Bond(1),(4)	ZCP	02/01/36	2,425,000	1,366,488
Ukraine Government International Bond(1),(4)	4.00	02/01/32	6,275,000	5,004,313
Ukraine Government International Bond(1),(4)	4.50	02/01/29	2,098,432	1,636,777
Ukraine Government International Bond(1),(4)	4.50	02/01/34	5,727,647	3,619,873
Ukraine Government International Bond(1),(4)	4.50	02/01/35	5,175,000	3,208,500
Ukraine Government International Bond(1),(4)	4.50	02/01/36	4,400,000	2,688,400
Uruguay Government International Bond	4.38	01/23/31	3,345,000	3,388,067
Uruguay Government International Bond	5.75	10/28/34	3,925,000	4,167,859
Uruguay Government International Bond	7.63	03/21/36	1,975,000	2,383,825
Venezuela Government International Bond(1),(2)	6.00	12/09/20	1,490,000	496,263
Venezuela Government International Bond(1),(2)	7.65	04/21/25	1,165,000	427,118
Venezuela Government International Bond(1),(2)	7.75	10/13/19	2,325,000	807,938
Venezuela Government International Bond(1),(2)	8.25	10/13/24	2,425,000	898,463
Venezuela Government International Bond(1),(2)	9.00	05/07/23	1,455,000	559,448
Venezuela Government International Bond(2)	9.25	09/15/27	4,240,000	1,837,616
Venezuela Government International Bond(1),(2)	9.25	05/07/28	2,185,000	892,573
Venezuela Government International Bond(2)	9.38	01/13/34	1,365,000	593,775

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
GOVERNMENT OBLIGATIONS – 83.9% (Continued)
Venezuela Government International Bond(1),(2)	11.75	10/21/26		$2,700,000	$1,196,100
Venezuela Government International Bond(1),(2)	11.95	08/05/31		4,040,000	1,783,155
Venezuela Government International Bond(1),(2)	12.75	08/23/22		2,225,000	992,350
Zambia Government International Bond(1),(4)	5.75	06/30/33		2,232,195	2,188,947
					685,749,578
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost – $677,337,716)					713,161,347

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
Citibank, London	0.83	02/02/26	EUR	5,390	6,411
Sumitomo, Tokyo	2.98	02/02/26		8,389,482	8,389,482
TOTAL SHORT-TERM INVESTMENTS (Cost – $8,395,893)					8,395,893

TOTAL INVESTMENTS – 99.2% (Cost – $770,764,103)					$811,017,795
OTHER ASSETS LESS LIABILITIES – 0.8%					6,288,304
NET ASSETS – 100.0%					$817,306,099

ZCP	Indicates a zero coupon rate.
EUR	Euro.

(1)	Security was acquired and/or purchased pursuant to Regulation S under the Securities Act of 1933 and may not be resold subject to that Regulation except to qualified institutional buyers. The aggregate value of Regulation S holdings at January 31, 2026, amounts to $514,117,997 and represents 62.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(3)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2026.
(4)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2026.
(5)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $8,396,714 and represents 1.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of January 31, 2026:

Country	Percent of Net Assets
Angola	1.4%
Argentina	4.7%
Azerbaijan	0.2%
Bahrain	3.5%
Bolivia	0.2%
Brazil	3.5%
Chile	2.1%
China	2.5%
Colombia	2.9%
Costa Rica	0.6%
Dominican Republic	2.6%
Ecuador	1.7%
Egypt	2.6%
El Salvador	0.2%
Ethiopia	0.2%
Ghana	1.4%
Guatemala	0.2%
Hong Kong	0.4%
Hungary	2.9%
India	1.1%
Indonesia	3.2%
Ivory Coast	0.9%
Jamaica	0.3%
Jordan	0.8%
Kazakhstan	1.0%
Kenya	1.2%
Latvia	0.3%
Lebanon	0.7%
Country	Percent of Net Assets
Luxembourg	0.7%
Malaysia	1.5%
Mexico	3.8%
Morocco	0.8%
Nigeria	2.8%
Oman	3.1%
Pakistan	0.9%
Panama	2.2%
Paraguay	0.2%
Peru	1.8%
Philippines	2.6%
Poland	3.8%
Romania	3.4%
Saudi Arabia	7.1%
Senegal	0.3%
Serbia	0.8%
South Africa	1.9%
Sri Lanka	1.2%
Suriname	0.2%
Turkey	5.4%
Ukraine	2.6%
United Arab Emirates	4.0%
Uruguay	1.2%
Venezuela	2.3%
Zambia	0.3%
Other*	1.8%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$89,460,555	$–	$89,460,555
Government Agencies and Obligations	–	713,161,347	–	713,161,347
Time Deposits	–	8,395,893	–	8,395,893
Total Investments	$–	$811,017,795	$–	$811,017,795

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 101.6%
GOVERNMENT OBLIGATIONS – 99.6%
U.S. Treasury Bill	ZCP	02/05/26	$11,960,500	$11,956,937
U.S. Treasury Bill	ZCP	02/12/26	10,484,000	10,473,565
U.S. Treasury Bill	ZCP	02/19/26	81,330,300	81,192,249
U.S. Treasury Bill	ZCP	02/24/26	15,579,100	15,544,774
U.S. Treasury Bill	ZCP	02/26/26	24,162,800	24,104,602
U.S. Treasury Bill	ZCP	03/03/26	14,756,000	14,713,084
U.S. Treasury Bill	ZCP	03/05/26	32,800,200	32,698,581
U.S. Treasury Bill	ZCP	03/12/26	30,540,400	30,423,401
U.S. Treasury Bill	ZCP	03/19/26	121,824,400	121,273,180
U.S. Treasury Bill	ZCP	03/26/26	9,841,400	9,790,000
U.S. Treasury Bill	ZCP	04/02/26	16,025,000	15,930,290
U.S. Treasury Bill	ZCP	04/16/26	113,570,700	112,746,455
U.S. Treasury Bill	ZCP	05/14/26	134,847,900	133,503,208
U.S. Treasury Bill	ZCP	06/11/26	151,003,200	149,096,007
U.S. Treasury Bill	ZCP	07/09/26	139,428,400	137,283,822
U.S. Treasury Bill	ZCP	08/06/26	166,920,800	163,913,814
U.S. Treasury Bill	ZCP	09/03/26	172,754,800	169,265,816
U.S. Treasury Bill	ZCP	10/01/26	127,422,700	124,498,664
U.S. Treasury Bill	ZCP	10/29/26	122,481,800	119,346,061
U.S. Treasury Bill	ZCP	11/27/26	124,844,500	121,333,313
U.S. Treasury Bill	ZCP	12/24/26	136,242,800	132,093,565
U.S. Treasury Bill	ZCP	01/21/27	140,000,000	135,412,150
TOTAL GOVERNMENT OBLIGATIONS (Cost – $1,865,639,871)				1,866,593,538

TIME DEPOSITS – 2.0%
JP Morgan Chase, New York	2.98	02/02/26	38,019,149	38,019,149
TOTAL TIME DEPOSITS (Cost – $38,019,149)				38,019,149
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,903,659,020)				1,904,612,687

TOTAL INVESTMENTS – 101.6% (Cost – $1,903,659,020)				$1,904,612,687
OTHER ASSETS LESS LIABILITIES – (1.6)%				(30,584,487)
NET ASSETS – 100.0%				$1,874,028,200

ZCP	Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,866,593,538	$–	$1,866,593,538
Time Deposits	–	38,019,149	–	38,019,149
Total Investments	$–	$1,904,612,687	$–	$1,904,612,687

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Note	0.38	07/31/27	$10,000,000	$9,546,289
U.S. Treasury Note	0.50	04/30/27	8,089,400	7,795,527
U.S. Treasury Note	0.50	05/31/27	7,995,000	7,685,038
U.S. Treasury Note	0.50	06/30/27	9,541,200	9,148,557
U.S. Treasury Note	0.63	03/31/27	5,824,000	5,633,696
U.S. Treasury Note	0.75	08/31/26	15,435,400	15,186,685
U.S. Treasury Note	0.88	09/30/26	17,316,000	17,011,955
U.S. Treasury Note	1.13	10/31/26	16,063,100	15,772,270
U.S. Treasury Note	1.13	02/28/27	3,512,000	3,423,651
U.S. Treasury Note	1.25	11/30/26	17,954,000	17,616,661
U.S. Treasury Note	1.25	12/31/26	15,338,900	15,024,932
U.S. Treasury Note	1.38	08/31/26	7,099,800	7,010,498
U.S. Treasury Note	1.50	08/15/26	15,814,300	15,637,625
U.S. Treasury Note	1.50	01/31/27	20,927,400	20,511,713
U.S. Treasury Note	1.63	09/30/26	4,536,300	4,479,065
U.S. Treasury Note	1.63	10/31/26	5,517,000	5,437,478
U.S. Treasury Note	1.63	11/30/26	5,176,800	5,095,609
U.S. Treasury Note	1.75	12/31/26	5,748,000	5,655,830
U.S. Treasury Note	1.88	02/28/27	13,735,000	13,497,320
U.S. Treasury Note	2.00	11/15/26	13,132,500	12,971,422
U.S. Treasury Note	2.25	02/15/27	11,636,000	11,483,278
U.S. Treasury Note	2.25	08/15/27	11,000,000	10,793,535
U.S. Treasury Note	2.38	05/15/27	14,140,200	13,937,211
U.S. Treasury Note	2.50	03/31/27	13,854,100	13,691,477
U.S. Treasury Note	2.63	05/31/27	11,727,600	11,590,396
U.S. Treasury Note	2.75	04/30/27	12,061,200	11,948,362
U.S. Treasury Note	2.75	07/31/27	8,000,000	7,910,938
U.S. Treasury Note	3.25	06/30/27	11,664,200	11,621,598
U.S. Treasury Note	3.50	09/30/26	18,026,000	18,014,734
U.S. Treasury Note	3.75	08/31/26	20,488,500	20,504,907
U.S. Treasury Note	3.75	04/30/27	16,283,600	16,327,171
U.S. Treasury Note	3.75	06/30/27	18,025,000	18,080,624
U.S. Treasury Note	3.75	08/15/27	14,000,000	14,046,758
U.S. Treasury Note	3.88	03/31/27	18,687,100	18,757,907
U.S. Treasury Note	3.88	05/31/27	17,060,600	17,135,240
U.S. Treasury Note	3.88	07/31/27	13,000,000	13,065,762
U.S. Treasury Note	4.00	01/15/27	13,742,300	13,799,470
U.S. Treasury Note	4.13	10/31/26	21,503,300	21,578,898
U.S. Treasury Note	4.13	01/31/27	18,090,000	18,190,696
U.S. Treasury Note	4.13	02/15/27	13,325,600	13,403,159
U.S. Treasury Note	4.13	02/28/27	17,397,400	17,503,076
U.S. Treasury Note	4.25	11/30/26	20,369,900	20,480,502
U.S. Treasury Note	4.25	12/31/26	19,333,300	19,451,867
U.S. Treasury Note	4.25	03/15/27	13,970,800	14,077,764
U.S. Treasury Note	4.38	08/15/26	13,066,000	13,116,784
U.S. Treasury Note	4.38	12/15/26	13,210,000	13,300,045
U.S. Treasury Note	4.38	07/15/27	14,844,600	15,021,749
U.S. Treasury Note	4.50	04/15/27	15,614,800	15,790,771

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	4.50	05/15/27	$14,769,600	$14,945,854
U.S. Treasury Note	4.63	09/15/26	12,400,200	12,474,553
U.S. Treasury Note	4.63	10/15/26	13,553,700	13,647,146
U.S. Treasury Note	4.63	11/15/26	14,999,900	15,115,915
U.S. Treasury Note	4.63	06/15/27	15,137,800	15,357,180
TOTAL GOVERNMENT OBLIGATIONS (Cost – $709,269,915)				710,307,148

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Skandinaviska Enskilda Banken, Stockholm	2.98	02/02/26	1,092,921	1,092,921
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,092,921)				1,092,921

TOTAL INVESTMENTS – 99.0% (Cost – $710,362,836)				$711,400,069
OTHER ASSETS LESS LIABILITIES – 1.0%				7,079,949
NET ASSETS – 100.0%				$718,480,018

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$710,307,148	$–	$710,307,148
Time Deposits	–	1,092,921	–	1,092,921
Total Investments	$–	$711,400,069	$–	$711,400,069

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	5.25	11/15/28	$333,000	$347,543
U.S. Treasury Note	0.38	07/31/27	1,547,100	1,476,906
U.S. Treasury Note	0.38	09/30/27	1,780,800	1,691,447
U.S. Treasury Note	0.50	04/30/27	943,600	909,321
U.S. Treasury Note	0.50	05/31/27	1,535,300	1,475,777
U.S. Treasury Note	0.50	06/30/27	1,840,000	1,764,280
U.S. Treasury Note	0.50	08/31/27	1,808,100	1,725,005
U.S. Treasury Note	0.50	10/31/27	1,648,800	1,565,426
U.S. Treasury Note	0.63	03/31/27	1,156,600	1,118,807
U.S. Treasury Note	0.63	11/30/27	1,794,800	1,703,588
U.S. Treasury Note	0.63	12/31/27	2,022,000	1,914,502
U.S. Treasury Note	0.75	01/31/28	2,823,700	2,673,691
U.S. Treasury Note	1.00	07/31/28	2,376,500	2,232,239
U.S. Treasury Note	1.13	02/28/27	405,400	395,202
U.S. Treasury Note	1.13	02/29/28	2,326,800	2,215,368
U.S. Treasury Note	1.13	08/31/28	2,381,000	2,238,605
U.S. Treasury Note	1.25	03/31/28	2,180,500	2,077,437
U.S. Treasury Note	1.25	04/30/28	2,426,400	2,307,165
U.S. Treasury Note	1.25	05/31/28	2,491,300	2,364,010
U.S. Treasury Note	1.25	06/30/28	1,989,600	1,884,369
U.S. Treasury Note	1.25	09/30/28	2,353,300	2,215,136
U.S. Treasury Note	1.38	10/31/28	2,257,400	2,127,864
U.S. Treasury Note	1.38	12/31/28	2,013,200	1,890,678
U.S. Treasury Note	1.50	11/30/28	2,355,300	2,223,826
U.S. Treasury Note	1.75	01/31/29	1,810,600	1,715,826
U.S. Treasury Note	1.88	02/28/27	1,818,300	1,786,835
U.S. Treasury Note	1.88	02/28/29	1,500,000	1,424,648
U.S. Treasury Note	2.25	02/15/27	2,160,800	2,132,439
U.S. Treasury Note	2.25	08/15/27	1,574,900	1,545,340
U.S. Treasury Note	2.25	11/15/27	1,739,900	1,701,738
U.S. Treasury Note	2.38	05/15/27	1,645,000	1,621,385
U.S. Treasury Note	2.38	03/31/29	1,500,000	1,444,219
U.S. Treasury Note	2.50	03/31/27	2,628,900	2,598,041
U.S. Treasury Note	2.63	05/31/27	1,766,000	1,745,339
U.S. Treasury Note	2.63	02/15/29	1,810,600	1,759,606
U.S. Treasury Note	2.75	04/30/27	1,905,000	1,887,178
U.S. Treasury Note	2.75	07/31/27	1,802,000	1,781,939
U.S. Treasury Note	2.75	02/15/28	2,326,100	2,290,300
U.S. Treasury Note	2.88	05/15/28	2,490,600	2,453,825
U.S. Treasury Note	2.88	08/15/28	2,169,900	2,133,622
U.S. Treasury Note	3.13	08/31/27	2,013,300	2,001,031
U.S. Treasury Note	3.13	11/15/28	2,307,700	2,279,485
U.S. Treasury Note	3.25	06/30/27	1,711,800	1,705,548
U.S. Treasury Note	3.38	09/15/27	1,629,400	1,625,454
U.S. Treasury Note	3.38	09/15/28	2,204,500	2,193,219
U.S. Treasury Note	3.50	10/31/27	616,600	616,215
U.S. Treasury Note	3.50	01/31/28	2,036,400	2,035,127
U.S. Treasury Note	3.50	04/30/28	1,512,800	1,510,968

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	3.50	10/15/28	$2,244,200	$2,239,028
U.S. Treasury Note	3.50	12/15/28	1,207,000	1,203,888
U.S. Treasury Note	3.50	01/15/29	1,500,000	1,495,723
U.S. Treasury Note	3.63	03/31/28	1,801,900	1,804,856
U.S. Treasury Note	3.63	05/31/28	1,389,400	1,391,408
U.S. Treasury Note	3.63	08/15/28	2,222,300	2,225,338
U.S. Treasury Note	3.75	04/30/27	609,800	611,432
U.S. Treasury Note	3.75	06/30/27	1,157,400	1,160,972
U.S. Treasury Note	3.75	08/15/27	2,655,900	2,664,770
U.S. Treasury Note	3.75	04/15/28	2,036,000	2,044,430
U.S. Treasury Note	3.75	05/15/28	2,241,200	2,250,655
U.S. Treasury Note	3.75	12/31/28	2,244,200	2,253,405
U.S. Treasury Note	3.88	05/31/27	809,800	813,343
U.S. Treasury Note	3.88	07/31/27	603,600	606,653
U.S. Treasury Note	3.88	10/15/27	2,180,400	2,192,707
U.S. Treasury Note	3.88	11/30/27	1,907,500	1,918,938
U.S. Treasury Note	3.88	12/31/27	1,702,400	1,713,140
U.S. Treasury Note	3.88	03/15/28	1,356,000	1,365,217
U.S. Treasury Note	3.88	06/15/28	1,934,600	1,948,505
U.S. Treasury Note	3.88	07/15/28	2,114,600	2,129,716
U.S. Treasury Note	4.00	12/15/27	1,918,400	1,934,474
U.S. Treasury Note	4.00	02/29/28	1,734,600	1,750,252
U.S. Treasury Note	4.00	06/30/28	1,631,500	1,648,261
U.S. Treasury Note	4.00	01/31/29	2,179,200	2,203,375
U.S. Treasury Note	4.13	02/28/27	852,500	857,678
U.S. Treasury Note	4.13	09/30/27	1,694,900	1,711,055
U.S. Treasury Note	4.13	10/31/27	1,866,900	1,885,314
U.S. Treasury Note	4.13	11/15/27	2,075,400	2,096,235
U.S. Treasury Note	4.13	07/31/28	1,594,800	1,616,106
U.S. Treasury Note	4.13	03/31/29	2,313,600	2,347,852
U.S. Treasury Note	4.25	03/15/27	2,411,300	2,429,762
U.S. Treasury Note	4.25	01/15/28	2,054,000	2,081,240
U.S. Treasury Note	4.25	02/15/28	2,135,700	2,165,149
U.S. Treasury Note	4.25	02/28/29	2,341,200	2,383,909
U.S. Treasury Note	4.38	07/15/27	2,519,800	2,549,870
U.S. Treasury Note	4.38	08/31/28	1,710,000	1,743,064
U.S. Treasury Note	4.38	11/30/28	2,110,600	2,154,214
U.S. Treasury Note	4.50	04/15/27	1,882,700	1,903,917
U.S. Treasury Note	4.50	05/15/27	2,550,000	2,580,431
U.S. Treasury Note	4.63	06/15/27	1,920,200	1,948,028
U.S. Treasury Note	4.63	09/30/28	1,944,600	1,995,722
U.S. Treasury Note	4.63	04/30/29	2,300,000	2,369,090
U.S. Treasury Note	4.88	10/31/28	1,981,400	2,047,111
TOTAL GOVERNMENT OBLIGATIONS (Cost – $166,200,087)				166,963,752

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Sumitomo Mitsui Trust Bank, London	2.98	02/02/26	$363,623	$363,623
TOTAL SHORT-TERM INVESTMENTS (Cost – $363,623)				363,623

TOTAL INVESTMENTS – 99.0% (Cost – $166,563,710)				$167,327,375
OTHER ASSETS LESS LIABILITIES – 1.0%				1,659,934
NET ASSETS – 100.0%				$168,987,309

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$166,963,752	$–	$166,963,752
Time Deposits	–	363,623	–	363,623
Total Investments	$–	$167,327,375	$–	$167,327,375

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	5.25	11/15/28	$435,000	$453,997
U.S. Treasury Note	1.00	07/31/28	3,780,500	3,551,012
U.S. Treasury Note	1.13	02/29/28	4,128,000	3,930,308
U.S. Treasury Note	1.13	08/31/28	3,830,700	3,601,606
U.S. Treasury Note	1.25	03/31/28	3,380,300	3,220,528
U.S. Treasury Note	1.25	04/30/28	3,786,800	3,600,714
U.S. Treasury Note	1.25	05/31/28	3,290,900	3,122,756
U.S. Treasury Note	1.25	06/30/28	3,168,200	3,000,632
U.S. Treasury Note	1.25	09/30/28	3,216,400	3,027,562
U.S. Treasury Note	1.38	10/31/28	3,250,800	3,064,260
U.S. Treasury Note	1.38	12/31/28	2,749,400	2,582,073
U.S. Treasury Note	1.50	11/30/28	3,905,400	3,687,399
U.S. Treasury Note	1.50	02/15/30	3,785,000	3,475,547
U.S. Treasury Note	1.63	08/15/29	2,882,000	2,690,167
U.S. Treasury Note	1.75	01/31/29	3,090,400	2,928,637
U.S. Treasury Note	1.75	11/15/29	2,161,600	2,016,452
U.S. Treasury Note	1.88	02/28/29	3,021,300	2,869,527
U.S. Treasury Note	2.38	03/31/29	2,757,500	2,654,955
U.S. Treasury Note	2.38	05/15/29	3,328,800	3,199,549
U.S. Treasury Note	2.63	02/15/29	3,615,600	3,513,770
U.S. Treasury Note	2.63	07/31/29	2,447,100	2,364,893
U.S. Treasury Note	2.75	05/31/29	2,889,900	2,809,750
U.S. Treasury Note	2.88	05/15/28	3,645,900	3,592,066
U.S. Treasury Note	2.88	08/15/28	3,002,000	2,951,810
U.S. Treasury Note	2.88	04/30/29	2,759,600	2,696,000
U.S. Treasury Note	3.13	11/15/28	3,902,800	3,855,082
U.S. Treasury Note	3.13	08/31/29	2,313,300	2,271,010
U.S. Treasury Note	3.25	06/30/29	2,712,100	2,677,457
U.S. Treasury Note	3.50	04/30/28	2,420,300	2,417,369
U.S. Treasury Note	3.50	11/15/28	700,000	698,223
U.S. Treasury Note	3.50	09/30/29	4,563,300	4,534,958
U.S. Treasury Note	3.50	01/31/30	2,493,300	2,473,724
U.S. Treasury Note	3.50	04/30/30	2,086,400	2,067,085
U.S. Treasury Note	3.63	03/31/28	2,288,700	2,292,455
U.S. Treasury Note	3.63	05/31/28	2,552,500	2,556,189
U.S. Treasury Note	3.63	08/15/28	1,008,700	1,010,079
U.S. Treasury Note	3.63	08/31/29	4,812,200	4,803,741
U.S. Treasury Note	3.63	03/31/30	2,351,200	2,341,373
U.S. Treasury Note	3.75	04/15/28	1,151,000	1,155,766
U.S. Treasury Note	3.75	05/15/28	711,200	714,200
U.S. Treasury Note	3.75	12/31/28	2,626,100	2,636,871
U.S. Treasury Note	3.75	05/31/30	2,500,000	2,500,293
U.S. Treasury Note	3.88	06/15/28	1,134,000	1,142,151
U.S. Treasury Note	3.88	07/15/28	753,000	758,383
U.S. Treasury Note	3.88	09/30/29	2,293,500	2,308,462
U.S. Treasury Note	3.88	11/30/29	2,187,400	2,200,900
U.S. Treasury Note	3.88	12/31/29	2,386,800	2,401,251
U.S. Treasury Note	3.88	04/30/30	4,662,000	4,686,585

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	4.00	06/30/28	$2,356,000	$2,380,204
U.S. Treasury Note	4.00	01/31/29	3,540,500	3,579,777
U.S. Treasury Note	4.00	07/31/29	4,598,100	4,648,931
U.S. Treasury Note	4.00	10/31/29	2,418,600	2,444,014
U.S. Treasury Note	4.00	02/28/30	7,032,400	7,104,647
U.S. Treasury Note	4.00	03/31/30	5,127,600	5,179,277
U.S. Treasury Note	4.00	05/31/30	5,000,000	5,049,805
U.S. Treasury Note	4.13	07/31/28	2,852,700	2,890,810
U.S. Treasury Note	4.13	03/31/29	3,915,800	3,973,772
U.S. Treasury Note	4.13	10/31/29	4,714,800	4,784,969
U.S. Treasury Note	4.13	11/30/29	4,702,400	4,772,385
U.S. Treasury Note	4.25	02/28/29	3,539,600	3,604,170
U.S. Treasury Note	4.25	06/30/29	4,395,000	4,478,265
U.S. Treasury Note	4.25	01/31/30	4,624,500	4,715,545
U.S. Treasury Note	4.38	08/31/28	2,759,500	2,812,858
U.S. Treasury Note	4.38	11/30/28	3,304,300	3,372,580
U.S. Treasury Note	4.38	12/31/29	4,836,700	4,953,083
U.S. Treasury Note	4.50	05/31/29	4,829,800	4,957,903
U.S. Treasury Note	4.63	09/30/28	3,290,000	3,376,491
U.S. Treasury Note	4.63	04/30/29	4,873,300	5,019,689
U.S. Treasury Note	4.88	10/31/28	2,726,400	2,816,818
TOTAL GOVERNMENT OBLIGATIONS (Cost – $214,767,819)				216,025,570

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Citibank, New York	2.98	02/02/26	189,342	189,342
TOTAL SHORT-TERM INVESTMENTS (Cost – $189,342)				189,342

TOTAL INVESTMENTS – 98.9% (Cost – $214,957,161)				$216,214,912
OTHER ASSETS LESS LIABILITIES – 1.1%				2,486,730
NET ASSETS – 100.0%				$218,701,642

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$216,025,570	$–	$216,025,570
Time Deposits	–	189,342	–	189,342
Total Investments	$–	$216,214,912	$–	$216,214,912

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	5.38	02/15/31	$2,355,800	$2,523,559
U.S. Treasury Note	0.63	05/15/30	10,269,600	9,012,376
U.S. Treasury Note	0.63	08/15/30	16,049,600	13,966,914
U.S. Treasury Note	0.88	11/15/30	14,619,100	12,771,725
U.S. Treasury Note	1.13	02/15/31	13,904,300	12,222,206
U.S. Treasury Note	1.25	08/15/31	18,540,100	16,129,887
U.S. Treasury Note	1.38	11/15/31	17,329,600	15,067,275
U.S. Treasury Note	1.63	05/15/31	16,625,200	14,872,410
U.S. Treasury Note	1.88	02/15/32	18,741,600	16,674,167
U.S. Treasury Note	2.75	08/15/32	16,452,800	15,285,680
U.S. Treasury Note	2.88	05/15/32	18,855,800	17,719,296
U.S. Treasury Note	3.50	11/30/30	3,483,600	3,439,102
U.S. Treasury Note	3.63	08/31/30	5,004,000	4,972,334
U.S. Treasury Note	3.63	09/30/30	7,830,800	7,779,105
U.S. Treasury Note	3.63	10/31/30	8,014,000	7,957,965
U.S. Treasury Note	3.63	09/30/31	7,201,800	7,105,026
U.S. Treasury Note	3.75	06/30/30	5,295,700	5,295,079
U.S. Treasury Note	3.75	12/31/30	7,476,100	7,458,286
U.S. Treasury Note	3.75	08/31/31	7,381,000	7,331,697
U.S. Treasury Note	3.75	10/31/32	7,471,600	7,356,607
U.S. Treasury Note	3.75	11/30/32	7,000,000	6,888,984
U.S. Treasury Note	3.88	06/30/30	9,340,900	9,385,780
U.S. Treasury Note	3.88	07/31/30	8,255,000	8,293,695
U.S. Treasury Note	3.88	08/31/32	7,743,200	7,690,570
U.S. Treasury Note	3.88	09/30/32	5,209,200	5,170,945
U.S. Treasury Note	4.00	07/31/30	6,355,900	6,418,714
U.S. Treasury Note	4.00	01/31/31	5,962,100	6,013,104
U.S. Treasury Note	4.00	04/30/32	8,243,000	8,263,286
U.S. Treasury Note	4.00	06/30/32	6,543,200	6,554,446
U.S. Treasury Note	4.00	07/31/32	7,974,000	7,984,279
U.S. Treasury Note	4.13	08/31/30	5,390,800	5,468,925
U.S. Treasury Note	4.13	03/31/31	5,961,200	6,043,399
U.S. Treasury Note	4.13	07/31/31	5,577,900	5,648,713
U.S. Treasury Note	4.13	10/31/31	8,591,300	8,689,295
U.S. Treasury Note	4.13	11/30/31	7,269,200	7,350,979
U.S. Treasury Note	4.13	02/29/32	7,021,200	7,093,332
U.S. Treasury Note	4.13	03/31/32	9,009,100	9,095,672
U.S. Treasury Note	4.13	05/31/32	9,178,900	9,260,291
U.S. Treasury Note	4.13	11/15/32	16,981,400	17,095,494
U.S. Treasury Note	4.25	02/28/31	5,455,400	5,563,016
U.S. Treasury Note	4.25	06/30/31	6,221,100	6,338,232
U.S. Treasury Note	4.38	11/30/30	5,820,400	5,967,956
U.S. Treasury Note	4.38	01/31/32	8,571,200	8,775,436
U.S. Treasury Note	4.50	12/31/31	8,068,000	8,313,822
U.S. Treasury Note	4.63	09/30/30	5,135,100	5,319,041
U.S. Treasury Note	4.63	04/30/31	5,307,500	5,504,665
U.S. Treasury Note	4.63	05/31/31	6,068,500	6,293,461
U.S. Treasury Note	4.88	10/31/30	5,374,000	5,626,956
TOTAL GOVERNMENT OBLIGATIONS (Cost – $411,227,649)				411,053,184

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.0%
TIME DEPOSITS – 0.0%
JP Morgan Chase, New York	2.98	02/02/26	$150,449	$150,449
TOTAL SHORT-TERM INVESTMENTS (Cost – $150,449)				150,449

TOTAL INVESTMENTS – 98.9% (Cost – $411,378,098)				$411,203,633
OTHER ASSETS LESS LIABILITIES – 1.1%				4,660,754
NET ASSETS – 100.0%				$415,864,387

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$411,053,184	$–	$411,053,184
Time Deposits	–	150,449	–	150,449
Total Investments	$–	$411,203,633	$–	$411,203,633

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.3%
U.S. Treasury Bond	4.50	02/15/36	$2,184,800	$2,238,054
U.S. Treasury Bond	4.75	02/15/37	732,400	762,783
U.S. Treasury Bond	5.00	05/15/37	2,284,400	2,430,209
U.S. Treasury Note	1.25	08/15/31	5,085,900	4,424,733
U.S. Treasury Note	1.38	11/15/31	5,203,100	4,523,852
U.S. Treasury Note	1.88	02/15/32	4,710,400	4,190,784
U.S. Treasury Note	2.75	08/15/32	4,485,400	4,167,217
U.S. Treasury Note	2.88	05/15/32	4,791,200	4,502,418
U.S. Treasury Note	3.38	05/15/33	4,809,700	4,603,785
U.S. Treasury Note	3.50	02/15/33	4,696,800	4,543,420
U.S. Treasury Note	3.63	09/30/31	1,816,600	1,792,189
U.S. Treasury Note	3.75	10/31/32	947,200	932,622
U.S. Treasury Note	3.75	11/30/32	1,699,200	1,672,252
U.S. Treasury Note	3.88	08/31/32	2,065,200	2,051,163
U.S. Treasury Note	3.88	09/30/32	2,242,200	2,225,734
U.S. Treasury Note	3.88	08/15/33	5,507,100	5,435,680
U.S. Treasury Note	3.88	08/15/34	28,028,600	27,450,510
U.S. Treasury Note	4.00	04/30/32	2,149,900	2,155,191
U.S. Treasury Note	4.00	06/30/32	1,917,600	1,920,896
U.S. Treasury Note	4.00	07/31/32	2,065,200	2,067,862
U.S. Treasury Note	4.00	02/15/34	6,167,400	6,117,290
U.S. Treasury Note	4.00	11/15/35	31,256,600	30,619,259
U.S. Treasury Note	4.13	10/31/31	1,713,700	1,733,247
U.S. Treasury Note	4.13	11/30/31	2,063,200	2,086,411
U.S. Treasury Note	4.13	02/29/32	1,806,900	1,825,463
U.S. Treasury Note	4.13	03/31/32	2,042,800	2,062,430
U.S. Treasury Note	4.13	05/31/32	2,224,900	2,244,629
U.S. Treasury Note	4.13	11/15/32	4,973,800	5,007,218
U.S. Treasury Note	4.25	11/15/34	29,251,200	29,386,030
U.S. Treasury Note	4.25	05/15/35	28,973,500	29,039,143
U.S. Treasury Note	4.25	08/15/35	30,359,800	30,390,634
U.S. Treasury Note	4.38	01/31/32	2,061,200	2,110,314
U.S. Treasury Note	4.38	05/15/34	19,555,800	19,873,582
U.S. Treasury Note	4.50	12/31/31	1,990,600	2,051,251
U.S. Treasury Note	4.50	11/15/33	5,072,700	5,208,236
U.S. Treasury Note	4.63	02/15/35	29,645,600	30,583,605
TOTAL GOVERNMENT OBLIGATIONS (Cost – $284,811,843)				284,430,096

SHORT-TERM INVESTMENTS – 0.0%
TIME DEPOSITS – 0.0%
ANZ National Bank, London	2.98	02/02/26	100,785	100,785
TOTAL SHORT-TERM INVESTMENTS (Cost – $100,785)				100,785

TOTAL INVESTMENTS – 98.3% (Cost – $284,912,628)				$284,530,881
OTHER ASSETS LESS LIABILITIES – 1.7%				4,942,133
NET ASSETS – 100.0%				$289,473,014

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$284,430,096	$–	$284,430,096
Time Deposits	–	100,785	–	100,785
Total Investments	$–	$284,530,881	$–	$284,530,881

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.3%
U.S. Treasury Bond	1.13	05/15/40	$15,908,300	$10,059,514
U.S. Treasury Bond	1.13	08/15/40	20,030,300	12,536,151
U.S. Treasury Bond	1.38	11/15/40	21,748,100	14,075,099
U.S. Treasury Bond	1.75	08/15/41	28,276,800	19,024,985
U.S. Treasury Bond	1.88	02/15/41	29,321,700	20,422,106
U.S. Treasury Bond	2.00	11/15/41	23,462,000	16,328,086
U.S. Treasury Bond	2.25	05/15/41	28,142,200	20,642,744
U.S. Treasury Bond	2.38	02/15/42	20,118,500	14,761,949
U.S. Treasury Bond	2.75	08/15/42	7,180,900	5,530,976
U.S. Treasury Bond	2.75	11/15/42	8,345,600	6,393,512
U.S. Treasury Bond	2.88	05/15/43	12,876,300	9,971,085
U.S. Treasury Bond	3.00	05/15/42	12,623,500	10,135,290
U.S. Treasury Bond	3.00	11/15/44	7,214,100	5,567,820
U.S. Treasury Bond	3.13	11/15/41	5,630,200	4,640,956
U.S. Treasury Bond	3.13	02/15/42	13,012,100	10,675,005
U.S. Treasury Bond	3.13	02/15/43	7,772,000	6,273,461
U.S. Treasury Bond	3.13	08/15/44	11,428,200	9,030,957
U.S. Treasury Bond	3.25	05/15/42	29,545,200	24,554,831
U.S. Treasury Bond	3.38	08/15/42	17,108,300	14,420,426
U.S. Treasury Bond	3.38	05/15/44	9,477,200	7,809,805
U.S. Treasury Bond	3.50	02/15/39	3,062,200	2,776,076
U.S. Treasury Bond	3.63	08/15/43	15,729,100	13,544,230
U.S. Treasury Bond	3.63	02/15/44	9,746,100	8,348,905
U.S. Treasury Bond	3.75	08/15/41	5,012,900	4,503,777
U.S. Treasury Bond	3.75	11/15/43	10,094,900	8,822,785
U.S. Treasury Bond	3.88	08/15/40	5,171,000	4,771,863
U.S. Treasury Bond	3.88	02/15/43	18,239,200	16,354,008
U.S. Treasury Bond	3.88	05/15/43	17,264,400	15,438,150
U.S. Treasury Bond	4.00	11/15/42	16,680,600	15,226,260
U.S. Treasury Bond	4.13	08/15/44	13,999,600	12,807,447
U.S. Treasury Bond	4.25	05/15/39	4,608,600	4,498,786
U.S. Treasury Bond	4.25	11/15/40	5,040,200	4,843,317
U.S. Treasury Bond	4.38	02/15/38	1,380,900	1,385,215
U.S. Treasury Bond	4.38	11/15/39	5,109,200	5,020,587
U.S. Treasury Bond	4.38	05/15/40	5,298,900	5,188,368
U.S. Treasury Bond	4.38	05/15/41	4,932,900	4,788,767
U.S. Treasury Bond	4.38	08/15/43	17,736,300	16,886,898
U.S. Treasury Bond	4.50	02/15/36	2,291,700	2,347,560
U.S. Treasury Bond	4.50	05/15/38	2,527,900	2,559,499
U.S. Treasury Bond	4.50	08/15/39	5,079,500	5,068,786
U.S. Treasury Bond	4.50	02/15/44	10,091,500	9,729,625
U.S. Treasury Bond	4.63	02/15/40	4,989,800	5,023,325
U.S. Treasury Bond	4.63	05/15/44	5,814,400	5,687,664
U.S. Treasury Bond	4.63	11/15/44	6,854,100	6,689,709
U.S. Treasury Bond	4.63	11/15/45	14,846,800	14,441,993
U.S. Treasury Bond	4.75	02/15/37	1,416,200	1,474,950
U.S. Treasury Bond	4.75	02/15/41	5,300,200	5,374,320
U.S. Treasury Bond	4.75	11/15/43	19,694,100	19,618,709

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.3% (Continued)
U.S. Treasury Bond	4.75	02/15/45	$10,924,200	$10,825,199
U.S. Treasury Bond	4.88	08/15/45	2,892,800	2,909,524
U.S. Treasury Bond	5.00	05/15/37	1,881,300	2,001,380
U.S. Treasury Bond	5.00	05/15/45	10,606,600	10,839,448
U.S. Treasury Note	3.38	05/15/33	28,007,100	26,808,046
U.S. Treasury Note	3.50	02/15/33	28,107,200	27,189,324
U.S. Treasury Note	3.88	12/31/32	5,000,000	4,955,859
U.S. Treasury Note	3.88	08/15/33	28,503,900	28,134,240
U.S. Treasury Note	3.88	08/15/34	35,581,800	34,847,925
U.S. Treasury Note	4.00	01/31/33	4,500,000	4,492,529
U.S. Treasury Note	4.00	02/15/34	35,342,500	35,055,342
U.S. Treasury Note	4.00	11/15/35	24,217,300	23,723,494
U.S. Treasury Note	4.25	11/15/34	32,287,500	32,436,325
U.S. Treasury Note	4.25	05/15/35	33,984,500	34,061,496
U.S. Treasury Note	4.25	08/15/35	33,910,100	33,944,540
U.S. Treasury Note	4.38	05/15/34	35,881,100	36,464,168
U.S. Treasury Note	4.50	11/15/33	32,232,700	33,093,918
U.S. Treasury Note	4.63	02/15/35	32,146,600	33,163,739
TOTAL GOVERNMENT OBLIGATIONS (Cost – $886,029,349)				881,022,833

SHORT-TERM INVESTMENTS – 0.0%
TIME DEPOSITS – 0.0%
Citibank, New York	2.98	02/02/26	324,931	324,931
TOTAL SHORT-TERM INVESTMENTS (Cost – $324,931)				324,931

TOTAL INVESTMENTS – 98.3% (Cost – $886,354,280)				$881,347,764
OTHER ASSETS LESS LIABILITIES – 1.7%				14,876,570
NET ASSETS – 100.0%				$896,224,334

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$881,022,833	$–	$881,022,833
Time Deposits	–	324,931	–	324,931
Total Investments	$–	$881,347,764	$–	$881,347,764

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Bond	1.25	05/15/50	$15,722,400	$7,506,218
U.S. Treasury Bond	1.38	08/15/50	17,650,200	8,655,493
U.S. Treasury Bond	1.63	11/15/50	17,372,100	9,086,423
U.S. Treasury Bond	1.88	02/15/51	19,385,300	10,801,247
U.S. Treasury Bond	1.88	11/15/51	18,080,800	9,955,740
U.S. Treasury Bond	2.00	02/15/50	13,344,500	7,801,320
U.S. Treasury Bond	2.00	08/15/51	19,354,700	11,053,348
U.S. Treasury Bond	2.25	08/15/49	11,411,200	7,131,108
U.S. Treasury Bond	2.25	02/15/52	16,533,100	9,990,901
U.S. Treasury Bond	2.38	11/15/49	10,619,600	6,797,374
U.S. Treasury Bond	2.38	05/15/51	19,470,800	12,227,054
U.S. Treasury Bond	2.88	05/15/52	15,569,000	10,832,618
U.S. Treasury Bond	3.00	08/15/52	14,858,100	10,598,004
U.S. Treasury Bond	3.63	05/15/53	14,904,600	11,998,203
U.S. Treasury Strip	ZCP	02/15/46	2,207,800	817,101
U.S. Treasury Strip	ZCP	05/15/46	1,161,300	424,143
U.S. Treasury Strip	ZCP	08/15/46	2,423,100	873,293
U.S. Treasury Strip	ZCP	02/15/47	1,730,000	607,245
U.S. Treasury Strip	ZCP	05/15/47	2,430,800	841,182
U.S. Treasury Strip	ZCP	08/15/47	3,345,300	1,141,333
U.S. Treasury Strip	ZCP	11/15/47	3,850,800	1,295,129
U.S. Treasury Strip	ZCP	02/15/48	3,613,000	1,199,286
U.S. Treasury Strip	ZCP	05/15/48	2,442,400	799,409
U.S. Treasury Strip	ZCP	08/15/48	5,061,000	1,635,298
U.S. Treasury Strip	ZCP	11/15/48	4,511,600	1,439,441
U.S. Treasury Strip	ZCP	02/15/49	6,636,200	2,087,926
U.S. Treasury Strip	ZCP	05/15/49	6,753,300	2,099,237
U.S. Treasury Strip	ZCP	08/15/49	1,768,500	542,638
U.S. Treasury Strip	ZCP	11/15/49	2,743,600	830,063
U.S. Treasury Strip	ZCP	02/15/50	3,814,300	1,140,606
U.S. Treasury Strip	ZCP	05/15/50	3,423,700	1,020,199
U.S. Treasury Strip	ZCP	08/15/50	4,346,500	1,269,383
U.S. Treasury Strip	ZCP	11/15/50	7,319,200	2,104,424
U.S. Treasury Strip	ZCP	02/15/51	7,738,700	2,197,480
U.S. Treasury Strip	ZCP	05/15/51	7,097,800	1,990,003
U.S. Treasury Strip	ZCP	08/15/51	7,969,800	2,207,750
U.S. Treasury Strip	ZCP	11/15/51	7,420,200	2,031,550
U.S. Treasury Strip	ZCP	02/15/52	8,928,300	2,414,698
U.S. Treasury Strip	ZCP	08/15/52	11,567,200	3,055,745
U.S. Treasury Strip	ZCP	11/15/52	2,939,800	770,810
U.S. Treasury Strip	ZCP	02/15/53	7,653,100	1,979,263
U.S. Treasury Strip	ZCP	05/15/53	11,113,200	2,842,295
U.S. Treasury Strip	ZCP	11/15/53	6,033,900	1,515,824
U.S. Treasury Strip	ZCP	02/15/54	7,859,600	1,948,641
U.S. Treasury Strip	ZCP	05/15/54	6,694,500	1,645,485
U.S. Treasury Strip	ZCP	08/15/54	8,285,300	2,010,081
U.S. Treasury Strip	ZCP	11/15/54	5,570,400	1,336,169
U.S. Treasury Strip	ZCP	02/15/55	8,159,000	1,938,645

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7% (Continued)
U.S. Treasury Strip	ZCP	05/15/55	$5,983,500	$1,406,054
U.S. Treasury Strip	ZCP	08/15/55	4,754,100	1,105,708
TOTAL GOVERNMENT OBLIGATIONS (Cost – $192,295,238)				188,998,588

SHORT-TERM INVESTMENTS – 0.0%
TIME DEPOSITS – 0.0%
JP Morgan Chase, New York	2.98	02/02/26	37,776	37,776
TOTAL SHORT-TERM INVESTMENTS (Cost – $37,776)				37,776

TOTAL INVESTMENTS – 98.7% (Cost – $192,333,014)				$189,036,364
OTHER ASSETS LESS LIABILITIES – 1.3%				2,442,844
NET ASSETS – 100.0%				$191,479,208

ZCP	Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$188,998,588	$–	$188,998,588
Time Deposits	–	37,776	–	37,776
Total Investments	$–	$189,036,364	$–	$189,036,364

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 3.0%
AUTOMOBILE – 0.2%
Avis Budget Rental Car Funding AESOP LLC 2024-2A Class A(1)	5.13	10/20/28	$250,000	$253,905
NextGear Floorplan Master Owner Trust 2023-1A Class A2(1)	5.74	03/15/28	100,000	100,207
Wheels Fleet Lease Funding 1 LLC 2023-1A Class A(1)	5.80	04/18/38	152,550	153,445
				507,557
OTHER ABS – 2.8%
CCG Receivables Trust 2023-2 Class A2(1)	6.28	04/14/32	30,627	30,981
DB Master Finance LLC 2017-1A Class A2II(1)	4.03	11/20/47	138,375	137,642
DB Master Finance LLC 2021-1A Class A2I(1)	2.05	11/20/51	288,000	283,249
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	480,000	454,850
Domino’s Pizza Master Issuer LLC 2021-1A Class A2I(1)	2.66	04/25/51	413,313	394,060
Jersey Mike’s Funding LLC 2019-1A Class A2(1)	4.43	02/15/50	175,868	176,041
Kinetic ABS Issuer LLC 2026-1A Class A2(1)	5.22	02/25/56	738,000	740,571
MetroNet Infrastructure Issuer LLC 2025-4A Class A2(1)	5.16	12/20/55	1,095,000	1,106,482
Planet Fitness Master Issuer LLC 2025-1A Class A2I(1)	5.27	12/06/55	261,000	263,369
Subway Funding LLC 2024-1A Class A2I(1)	6.03	07/30/54	1,110,938	1,126,484
Taco Bell Funding LLC 2018-1A Class A2II(1)	4.94	11/25/48	952,500	954,491
Tricon Residential Trust 2023-SFR1 Class A(1)	5.10	07/17/40	99,586	100,085
Tricon Residential Trust 2023-SFR2 Class A(1)	5.00	12/17/40	391,777	392,556
Uniti Fiber Abs Issuer LLC 2025-1A Class A2(1)	5.88	04/20/55	504,000	516,496
Wendy’s Funding LLC 2021-1A Class A2I(1)	2.37	06/15/51	267,170	250,369
				6,927,726
TOTAL ASSET-BACKED SECURITIES (Cost – $7,318,998)				7,435,283

COLLATERALIZED LOAN OBLIGATIONS – 4.4%
OTHER ABS – 4.4%
AIMCO CLO 22 Ltd. 2024-22A Class A (CME Term SOFR 3 Month + 1.50%)(1)	5.17	04/19/37	400,000	400,512
Apidos CLO XL Ltd. 2022-40A Class AR (CME Term SOFR 3 Month + 1.35%)(1)	5.02	07/15/37	440,000	441,147
Apidos CLO XLVII Ltd. 2024-47A Class A1 (CME Term SOFR 3 Month + 1.50%)(1)	5.17	04/26/37	500,000	501,055
Bain Capital Credit CLO 2022-6 Ltd. 2022-6A Class A1R (CME Term SOFR 3 Month + 1.37%)(1)	5.04	01/22/38	631,000	633,701
CIFC Funding 2018-IV Ltd. 2018-4A Class AR (CME Term SOFR 3 Month + 1.22%)(1)	4.89	01/17/38	500,000	501,201
CIFC Funding 2021-IV Ltd. 2021-4A Class AR (CME Term SOFR 3 Month + 1.36%)(1)	5.03	07/23/37	959,000	961,948
Elmwood CLO 22 Ltd. 2023-1A Class AR (CME Term SOFR 3 Month + 1.20%)(1)	4.87	04/17/38	880,000	882,152
Elmwood CLO 30 Ltd. 2024-6A Class A (CME Term SOFR 3 Month + 1.43%)(1)	5.10	07/17/37	450,000	451,175
Elmwood CLO 31 Ltd. 2024-7A Class A1 (CME Term SOFR 3 Month + 1.35%)(1)	5.02	07/17/37	325,000	325,537
Elmwood CLO I Ltd. 2019-1A Class A1R3 (CME Term SOFR 3 Month + 1.12%)(1)	ZCP	04/20/37	407,000	407,102
Elmwood CLO I Ltd. 2019-1A Class A1RR (CME Term SOFR 3 Month + 1.52%)(1)	5.19	04/20/37	1,130,000	1,132,813
Elmwood CLO X Ltd. 2021-3A Class AR2 (CME Term SOFR 3 Month + 1.30%)(1)	4.97	07/20/38	450,000	452,567

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 4.4% (Continued)
Golub Capital Partners CLO 53B Ltd. 2021-53A Class AR (CME Term SOFR 3 Month + 0.98%)(1)	4.65	07/20/34	$1,000,000	$999,983
OCP CLO 2025-44 Ltd. 2025-44A Class A (CME Term SOFR 3 Month + 1.30%)(1)	4.97	10/24/38	286,000	287,071
OCP CLO 2025-45 Ltd. 2025-45A Class A (CME Term SOFR 3 Month + 1.23%)(1)	5.10	10/15/38	1,000,000	1,002,611
Palmer Square CLO 2021-4 Ltd. 2021-4A Class A1R (CME Term SOFR 3 Month + 1.32%)(1)	4.99	07/15/38	1,000,000	1,003,930
Palmer Square CLO 2022-4 Ltd. 2022-4A Class A1R (CME Term SOFR 3 Month + 1.35%)(1)	5.02	10/20/37	500,000	501,404
Palmer Square Loan Funding 2024-1 Ltd. 2024-1A Class A1 (CME Term SOFR 3 Month + 1.05%)(1)	4.72	10/15/32	214,520	214,546
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $11,093,394)				11,100,455

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.1%
COMMERCIAL – 4.2%
BLP Commercial Mortgage Trust 2024-IND2 Class A (CME Term SOFR 1 Month + 1.34%)(1)	5.02	03/15/41	358,082	358,756
BLP Commercial Mortgage Trust 2025-IND Class A (CME Term SOFR 1 Month + 1.20%)(1)	4.88	03/15/42	669,882	670,381
BSTN Commercial Mortgage Trust 2025-1C Class A(1)	5.55	06/15/44	960,000	987,366
BX Commercial Mortgage Trust 2023-XL3 Class A (CME Term SOFR 1 Month + 1.76%)(1)	5.44	12/09/40	393,003	393,606
BX Commercial Mortgage Trust 2024-XL4 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.12	02/15/39	723,867	725,043
BX Commercial Mortgage Trust 2024-XL5 Class A (CME Term SOFR 1 Month + 1.39%)(1)	5.07	03/15/41	499,150	500,259
BX Trust 2022-CLS Class A(1)	5.76	10/13/27	221,000	222,413
BX Trust 2024-BIO Class A (CME Term SOFR 1 Month + 1.64%)(1)	5.32	02/15/41	811,000	811,933
BX Trust 2024-CNYN Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.12	04/15/41	620,241	621,658
BX Trust 2024-VLT4 Class A (CME Term SOFR 1 Month + 1.49%)(1)	5.17	06/15/41	710,000	711,684
BX Trust 2025-VLT6 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.12	03/15/42	934,000	936,390
Citigroup Commercial Mortgage Trust 2016-C1 Class A4	3.21	05/10/49	387,000	385,913
Fashion Show Mall LLC 2024-SHOW Class A(1)	5.27	10/10/41	600,000	611,198
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.32	09/10/38	165,000	164,833
GS Mortgage Securities Trust 2016-GS2 Class A4	3.05	05/10/49	85,000	84,809
JP Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI Class A(1)	5.80	10/05/39	735,000	749,249
KIND Commercial Mortgage Trust 2024-1 Class A (CME Term SOFR 1 Month + 1.89%)(1)	5.57	08/15/41	1,052,000	1,054,877
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 Class A4	3.31	04/15/48	33,556	33,149
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Class A4	3.72	12/15/49	393,000	390,353
UBS Commercial Mortgage Trust 2019-C16 Class ASB	3.46	04/15/52	217,102	214,962
				10,628,832
WHOLE LOAN COLLATERAL – 1.9%
Chase Home Lending Mortgage Trust Series 2025-9 Class A4A(1)	5.50	06/25/56	1,257,666	1,268,965
GS Mortgage-Backed Securities Trust 2025-PJ7 Class A5(1)	5.50	12/25/55	581,528	584,184
JP Morgan Mortgage Trust 2024-9 Class A6A(1)	5.00	02/25/55	79,600	79,438
JP Morgan Mortgage Trust 2025-5MPR Class A1B(1),(2)	5.59	11/25/55	511,825	512,536
Sequoia Mortgage Trust 2024-7 Class A11(1)	6.00	08/25/54	46,498	46,621

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WHOLE LOAN COLLATERAL – 1.9% (Continued)
Sequoia Mortgage Trust 2025-1 Class A5(1)	5.50	01/25/55	$305,582	$306,742
Sequoia Mortgage Trust 2025-10 Class A5(1)	5.00	11/25/55	519,075	519,927
Sequoia Mortgage Trust 2026-INV1 Class A4(1)	5.00	01/25/56	1,300,000	1,303,444
				4,621,857
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $15,177,211)				15,250,689

CORPORATE BONDS – 8.6%
AIRLINES – 0.3%
Air Canada 2015-2 Class AA Pass Through Trust(1)	3.75	12/15/27	541,896	534,774
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.00	06/10/28	248,990	239,652
				774,426
AUTO MANUFACTURERS – 0.4%
Ford Motor Credit Co. LLC	2.70	08/10/26	600,000	595,257
General Motors Financial Co., Inc.	5.05	04/04/28	533,000	543,578
				1,138,835
BANKS – 1.9%
Bank of America Corp.(3)	4.38	–	350,000	348,400
Barclays PLC	5.83	05/09/27	200,000	200,914
Depository Trust & Clearing Corp.(1),(3)	3.38	–	750,000	744,714
HSBC Holdings PLC	5.89	08/14/27	200,000	201,969
JP Morgan Chase & Co.	1.58	04/22/27	183,000	182,031
Northern Trust Corp.(3)	4.60	–	669,000	668,145
PNC Financial Services Group, Inc.(3)	6.00	–	660,000	664,635
US Bancorp(3)	3.70	–	845,000	833,660
Wells Fargo & Co.(3)	3.90	–	839,000	838,498
				4,682,966
CHEMICALS – 0.1%
Methanex Corp.	5.13	10/15/27	175,000	175,582

COMMERCIAL SERVICES – 0.4%
Ashtead Capital, Inc.(1)	4.00	05/01/28	200,000	198,526
Brink’s Co.(1)	4.63	10/15/27	214,000	214,485
Element Fleet Management Corp.(1)	5.64	03/13/27	314,000	319,054
Triton Container International Ltd.(1)	2.05	04/15/26	344,000	342,526
				1,074,591
COMPUTERS – 0.4%
Booz Allen Hamilton, Inc.(1)	3.88	09/01/28	720,000	708,462
Genpact Luxembourg Sarl/Genpact USA, Inc.	1.75	04/10/26	233,000	231,865
Western Digital Corp.	4.75	02/15/26	62,000	62,004
				1,002,331
DIVERSIFIED FINANCIAL SERVICES – 0.8%
American Express Co.(3)	3.55	–	855,000	846,637
Atlas Warehouse Lending Co. LP(1)	4.95	11/15/30	751,000	754,512
OneMain Finance Corp.	5.38	11/15/29	316,000	315,340
				1,916,489

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 0.1%
Tri Pointe Homes, Inc.	5.25	06/01/27	$240,000	$240,815

INSURANCE – 0.5%
Athene Global Funding(1)	1.73	10/02/26	359,000	353,755
F&G Global Funding(1)	1.75	06/30/26	578,000	572,797
SBL Holdings, Inc.(1)	5.90	09/26/28	450,000	449,610
				1,376,162
INVESTMENT COMPANIES – 1.9%
Antares Holdings LP(1)	3.75	07/15/27	250,000	244,979
Antares Holdings LP(1)	3.95	07/15/26	500,000	498,550
Ares Strategic Income Fund(1)	4.85	01/15/29	650,000	643,151
Barings BDC, Inc.	3.30	11/23/26	99,000	97,850
Blue Owl Capital Corp.	2.88	06/11/28	440,000	417,116
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	508,000	505,730
Golub Capital BDC, Inc.	7.05	12/05/28	872,000	918,105
HPS Corporate Lending Fund	6.75	01/30/29	627,000	653,905
Oaktree Specialty Lending Corp.	2.70	01/15/27	197,000	193,064
Sixth Street Lending Partners	5.75	01/15/30	150,000	151,703
Sixth Street Lending Partners	6.50	03/11/29	485,000	503,729
				4,827,882
LEISURE TIME – 0.1%
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	291,000	291,311

MEDIA – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	207,000	207,182
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	91,000	91,046
				298,228
OIL & GAS – 0.1%
Civitas Resources, Inc.(1)	5.00	10/15/26	245,000	244,883

PHARMACEUTICALS – 0.4%
CVS Pass-Through Trust(1)	5.77	01/10/33	201,068	204,541
CVS Pass-Through Trust(1)	5.93	01/10/34	310,466	318,953
CVS Pass-Through Trust	6.04	12/10/28	206,151	208,921
CVS Pass-Through Trust	6.94	01/10/30	201,025	209,290
				941,705
PIPELINES – 0.1%
Buckeye Partners LP	3.95	12/01/26	142,000	141,055

PRIVATE EQUITY – 0.3%
Hercules Capital, Inc.	2.63	09/16/26	533,000	526,506
Hercules Capital, Inc.	6.00	06/16/30	150,000	151,779
				678,285
REAL ESTATE INVESTMENT TRUST (REITS) – 0.5%
Boston Properties LP	2.75	10/01/26	420,000	416,308
EPR Properties	4.75	12/15/26	445,000	446,420
SBA Communications Corp.	3.88	02/15/27	298,000	295,939
Starwood Property Trust, Inc.(1)	4.38	01/15/27	212,000	210,717
				1,369,384

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 0.2%
Academy Ltd.(1)	6.00	11/15/27	$291,000	$292,303
Bath & Body Works, Inc.	6.69	01/15/27	161,000	163,565
				455,868
TOTAL CORPORATE BONDS (Cost – $21,275,291)				21,630,798

MUNICIPAL BONDS – 76.3%
ALABAMA – 5.6%
Black Belt Energy Gas District, Revenue Bonds	4.00	10/01/52	1,125,000	1,137,423
Black Belt Energy Gas District, Series A-1, Revenue Bonds	4.00	10/01/49	750,000	754,956
Black Belt Energy Gas District, Series B, Revenue Bonds	4.00	04/01/53	1,000,000	1,015,372
Black Belt Energy Gas District, Series C, Revenue Bonds	5.00	05/01/55	1,000,000	1,074,734
Black Belt Energy Gas District, Series C, Revenue Bonds	5.25	02/01/53	1,000,000	1,054,576
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds	3.30	07/15/34	1,000,000	1,000,642
Madison City Board of Education, Special Tax	4.00	02/01/34	860,000	888,650
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.25	01/01/54	655,000	693,843
Southeast Energy Authority A Cooperative District, Series A-1, Revenue Bonds	5.50	01/01/53	1,850,000	1,978,731
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	4.00	06/01/29	700,000	716,992
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	5.00	01/01/54	830,000	879,787
Southeast Energy Authority A Cooperative District, Series E, Revenue Bonds	5.00	10/01/30	2,210,000	2,400,462
				13,596,168
ARIZONA – 1.9%
Arizona Board of Regents, Series B, Revenue Bonds	5.00	07/01/33	880,000	908,641
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds	3.10	02/01/59	3,600,000	3,622,364
				4,531,005
ARKANSAS – 0.1%
Springdale Public Facilities Board, Revenue Bonds	5.00	03/01/32	350,000	354,792

CALIFORNIA – 0.5%
State of California, General Obligation	4.00	09/01/33	1,200,000	1,208,352

COLORADO – 0.6%
City of Colorado Springs, Revenue Bonds	3.15	12/01/45	675,000	679,370
Colorado Health Facilities Authority, Revenue Bonds	5.00	11/15/60	660,000	728,054
				1,407,424
CONNECTICUT – 1.1%
City of Bridgeport, Series A, General Obligation	5.00	08/15/33	770,000	779,244
City of Bridgeport, Series A, General Obligation	5.00	11/01/33	815,000	846,084
State of Connecticut Special Tax Revenue, Series A, Revenue Bonds	5.00	09/01/30	1,315,000	1,334,879
				2,960,207
DISTRICT OF COLUMBIA – 0.4%
District of Columbia Housing Finance Agency, Revenue Bonds	5.00	03/01/28	975,000	1,017,581

FLORIDA – 3.6%
City of Orlando Tourist Development Tax Revenue, Revenue Bonds	5.00	11/01/33	1,400,000	1,452,060
County of Okeechobee, Revenue Bonds	3.80	07/01/39	550,000	562,303

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FLORIDA – 3.6% (Continued)
Hillsborough County School Board, Certificate Participation	5.00	07/01/27	$365,000	$377,607
JEA Electric System Revenue, Series B, Revenue Bonds	5.00	10/01/30	900,000	936,309
Lee County School Board, Series A, Certificate Participation	5.00	08/01/32	1,575,000	1,592,932
State of Florida Department of Transportation Turnpike System Revenue, Series A, Revenue Bonds	5.00	07/01/32	1,000,000	1,063,301
State of Florida Department of Transportation Turnpike System Revenue, Series C, Revenue Bonds	5.00	07/01/28	1,860,000	1,877,813
Volusia County School Board, Series A, Certificate Participation	5.00	08/01/29	1,000,000	1,000,000
				8,862,325
GEORGIA – 4.6%
Atlanta Urban Residential Finance Authority, Revenue Bonds	3.15	12/01/29	3,400,000	3,423,590
Clarke County Hospital Authority, Revenue Bonds	5.00	07/01/30	1,245,000	1,257,588
Decatur Housing Authority, Revenue Bonds	3.25	09/01/28	1,000,000	1,006,493
Development Authority of Burke County, Revenue Bonds	3.70	10/01/32	685,000	697,898
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	290,000	294,640
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	2,300,000	2,351,298
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	1,500,000	1,593,054
Main Street Natural Gas, Inc., Series C, Revenue Bonds	4.00	03/01/50	1,000,000	1,005,802
				11,630,363
HAWAII – 0.5%
State of Hawaii, Series FG, General Obligation	4.00	10/01/32	1,350,000	1,359,909

ILLINOIS – 6.5%
City of Chicago Wastewater Transmission Revenue, Series A, Revenue Bonds	5.00	01/01/33	1,100,000	1,122,980
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/28	725,000	753,938
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/33	625,000	647,157
City of Chicago Waterworks Revenue, Series A-1, Revenue Bonds	5.00	11/01/30	325,000	330,933
City of Mount Vernon, General Obligation	4.00	12/15/27	905,000	927,378
Cook County School District No. 171 Sunnybrook, General Obligation	5.00	12/01/27	465,000	484,599
Cook County School District No. 25 Arlington Heights, General Obligation	5.00	12/15/26	330,000	337,381
County of Cook, Series A, General Obligation	5.00	11/15/30	800,000	814,314
Illinois Finance Authority, Revenue Bonds	4.00	12/01/31	610,000	613,317
Illinois Finance Authority, Revenue Bonds	5.00	04/01/26	300,000	301,001
Illinois Finance Authority, Revenue Bonds	5.00	04/01/27	305,000	311,990
Illinois Finance Authority, Series A, Revenue Bonds	5.00	05/15/32	460,000	484,626
Illinois Housing Development Authority, Revenue Bonds	5.00	10/01/27	700,000	709,577
Lee County Community Unit School District No. 272, General Obligation	4.00	01/01/33	765,000	779,873
Macon County School District No. 61 Decatur, Series C, General Obligation	4.00	01/01/29	710,000	719,231
Madison County Community Unit School District No. 7 Edwardsville, Series C, Revenue Bonds	5.00	12/01/26	290,000	295,520
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation	4.00	05/01/29	1,000,000	1,015,050
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/29	180,000	183,686
Northern Illinois Municipal Power Agency, Series A, Revenue Bonds	5.00	12/01/30	430,000	437,485
Peoria & Fulton Counties Community Unit School District No. 327, Series A, General Obligation	5.00	12/01/27	435,000	450,803
Peoria Public Building Commission, Series A, Revenue Bonds	4.00	12/01/26	350,000	353,376

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 6.5% (Continued)
Sales Tax Securitization Corp., Revenue Bonds	5.00	01/01/34	$1,450,000	$1,555,549
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/33	1,000,000	1,069,497
State of Illinois, Series D, General Obligation	5.00	11/01/26	1,200,000	1,221,936
Village of Mundelein, General Obligation	4.00	12/15/33	460,000	472,201
				16,393,398
INDIANA – 3.2%
Carmel Local Public Improvement Bond Bank, Revenue Bonds	5.00	06/01/28	345,000	348,118
County of St Joseph, Series A, Revenue Bonds	5.00	04/01/26	1,180,000	1,184,135
Indiana Finance Authority, Revenue Bonds	5.00	10/01/64	2,950,000	3,173,578
Indiana Finance Authority, Series A, Revenue Bonds	5.00	07/01/28	520,000	540,227
Indiana Finance Authority, Series B, Revenue Bonds	5.00	10/01/60	1,725,000	1,890,345
South Bend Redevelopment Authority, Revenue Bonds	5.00	08/01/28	610,000	645,665
				7,782,068
IOWA – 0.7%
Ankeny Community School District Infrastructure Sales Services & Use Tax, Series A, Revenue Bonds	5.00	06/01/29	840,000	888,252
Iowa Finance Authority, Series E, Revenue Bonds	5.00	08/15/26	350,000	350,355
PEFA, Inc., Revenue Bonds	5.00	09/01/49	550,000	556,549
				1,795,156
KENTUCKY – 0.6%
Kentucky Public Energy Authority, Series C, Revenue Bonds	4.00	02/01/50	310,000	314,903
Louisville/Jefferson County Metropolitan Government, Revenue Bonds	5.00	10/01/29	1,105,000	1,121,545
				1,436,448
LOUISIANA – 0.5%
Louisiana Housing Corp., Series B, Revenue Bonds	3.75	02/01/28	540,000	544,589
Parish of St John the Baptist, Revenue Bonds	3.30	06/01/37	730,000	738,985
				1,283,574
MAINE – 0.6%
Maine State Housing Authority, Series D, Revenue Bonds	3.15	11/15/31	1,565,000	1,573,828

MARYLAND – 0.9%
County of Baltimore, General Obligation	5.00	03/01/32	1,575,000	1,661,418
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds	5.25	06/01/28	500,000	517,922
				2,179,340
MICHIGAN – 2.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Series C, Revenue Bonds	4.00	07/01/34	1,100,000	1,104,841
Kalamazoo Hospital Finance Authority, Revenue Bonds	4.00	05/15/31	360,000	360,887
Lansing School District, Series I, General Obligation	5.00	05/01/31	1,500,000	1,507,749
Michigan Finance Authority, Revenue Bonds	5.00	11/15/26	260,000	264,847
Michigan State Building Authority, Series I, Revenue Bonds	5.00	10/15/32	1,000,000	1,017,212
Michigan State Housing Development Authority, Series D, Revenue Bonds	3.05	06/01/26	965,000	965,120
				5,220,656

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINNESOTA – 1.2%
City of Minneapolis, Series A, Revenue Bonds	5.00	11/15/52	$670,000	$713,498
Minneapolis Special School District No. 1, Series A, General Obligation	5.00	02/01/31	1,370,000	1,405,423
Minnesota Municipal Gas Agency, Series A, Revenue Bonds	4.00	12/01/52	700,000	712,814
				2,831,735
MISSISSIPPI – 0.2%
Mississippi Development Bank, Revenue Bonds	5.00	04/01/26	505,000	506,921

MISSOURI – 1.4%
Jackson County Consolidated School District No. 4, General Obligation	4.00	03/01/31	1,955,000	1,980,772
Kansas City School District, Certificate Participation	5.00	04/01/30	835,000	837,934
St Charles County Public Water Supply District No. 2, Certificate Participation	5.00	12/01/32	805,000	806,413
				3,625,119
NEBRASKA – 0.4%
Central Plains Energy Project, Series A, Revenue Bonds	5.00	09/01/29	1,000,000	1,066,832

NEVADA – 0.4%
Las Vegas Valley Water District, Series A, General Obligation	5.00	06/01/32	235,000	237,051
Nevada Housing Division, Revenue Bonds	5.00	07/01/28	605,000	623,932
				860,983
NEW JERSEY – 2.4%
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.05	11/01/29	1,200,000	1,205,581
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.50	05/01/29	635,000	647,622
New Jersey Housing & Mortgage Finance Agency, Series K, Revenue Bonds	3.60	10/01/27	710,000	718,856
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/27	970,000	978,793
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/30	1,175,000	1,185,324
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bonds	5.00	06/15/26	300,000	302,900
New Jersey Turnpike Authority, Series B, Revenue Bonds	4.00	01/01/35	730,000	743,871
				5,782,947
NEW MEXICO – 0.3%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds	5.00	05/01/29	625,000	661,907

NEW YORK – 5.4%
City of New York, Series E, General Obligation	5.00	08/01/28	935,000	946,993
Metropolitan Transportation Authority, Series C, Revenue Bonds	5.00	11/15/30	330,000	335,586
Metropolitan Transportation Authority, Series D, Revenue Bonds	5.00	11/15/31	1,130,000	1,148,773
Metropolitan Transportation Authority, Series D, Revenue Bonds	5.00	11/15/32	510,000	535,942
New York City Housing Development Corp., Revenue Bonds	3.63	11/01/63	1,000,000	1,011,112
New York City Housing Development Corp., Revenue Bonds	4.30	11/01/63	800,000	817,009
New York City Housing Development Corp., Series B, Revenue Bonds	3.70	05/01/64	500,000	508,890
New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds	5.00	07/15/34	3,500,000	3,613,113
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	4.00	05/01/31	1,100,000	1,103,110
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	5.00	11/01/31	1,670,000	1,720,791

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
NEW YORK – 5.4% (Continued)
New York State Dormitory Authority, Revenue Bonds	5.00	07/01/32	$745,000	$752,823
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/32	355,000	360,677
New York State Housing Finance Agency, Series D, Revenue Bonds	3.38	05/01/65	1,000,000	1,009,858
				13,864,677
NORTH CAROLINA – 0.4%
North Carolina Housing Finance Agency, Series A, Revenue Bonds	3.15	01/01/31	1,000,000	1,009,181

OHIO – 0.4%
Lancaster Port Authority, Series A, Revenue Bonds	5.00	02/01/55	820,000	872,732

OKLAHOMA – 2.5%
Clinton Public Works Authority, Revenue Bonds	5.00	10/01/29	1,000,000	1,073,298
Coweta Public Works Authority, Series A, Revenue Bonds	4.00	08/01/27	505,000	507,532
Dewey County Educational Facilities Authority, Revenue Bonds	5.00	09/01/30	680,000	688,818
Oklahoma Capitol Improvement Authority, Revenue Bonds	5.00	07/01/30	750,000	756,374
Oklahoma Housing Finance Agency, Revenue Bonds	3.00	10/01/47	1,500,000	1,506,639
University of Oklahoma, Series A, Revenue Bonds	5.00	07/01/29	1,850,000	1,868,485
				6,401,146
OREGON – 0.6%
Clackamas County School District No. 12 North Clackamas, General Obligation	4.00	06/15/32	1,400,000	1,406,277

PENNSYLVANIA – 1.9%
City of Scranton, General Obligation	5.00	09/01/29	515,000	529,073
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Revenue Bonds	5.00	12/01/32	320,000	326,734
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Revenue Bonds	5.00	12/01/28	500,000	510,990
Pennsylvania Turnpike Commission, Revenue Bonds	5.00	12/01/31	225,000	235,345
Pennsylvania Turnpike Commission, Series B, Revenue Bonds	5.00	06/01/33	935,000	965,843
Philadelphia Gas Works Co., Revenue Bonds	5.00	10/01/30	325,000	330,523
Scranton-Lackawanna Health & Welfare Authority, Revenue Bonds	5.00	11/01/29	900,000	904,699
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Series B, Revenue Bonds	4.00	02/01/26	1,100,000	1,100,000
				4,903,207
RHODE ISLAND – 1.4%
Rhode Island Commerce Corp., Revenue Bonds	5.00	07/01/31	445,000	447,901
Rhode Island Commerce Corp., Series B, Revenue Bonds	5.00	06/15/31	3,030,000	3,055,754
				3,503,655
SOUTH CAROLINA – 1.2%
Dillon County School Facilities Corp., Certificate Participation	5.00	12/01/30	300,000	325,462
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	05/01/33	900,000	944,176
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	11/01/55	1,565,000	1,721,937
				2,991,575

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TENNESSEE – 2.7%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds	3.80	12/01/29	$1,000,000	$1,008,470
Rutherford County Health & Educational Facilities Board, Revenue Bonds	5.00	11/15/48	3,145,000	3,454,180
Tennergy Corp., Series A, Revenue Bonds	5.00	10/01/54	1,100,000	1,167,345
Tennessee Energy Acquisition Corp., Series A-1, Revenue Bonds	5.00	05/01/53	1,000,000	1,036,572
				6,666,567
TEXAS – 12.4%
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds	4.00	08/01/31	650,000	653,509
City of Dallas Hotel Occupancy Tax Revenue, Revenue Bonds	4.00	08/15/28	550,000	553,155
City of Dallas Housing Finance Corp., Revenue Bonds	5.00	08/01/27	600,000	606,348
City of El Paso, General Obligation	4.00	08/15/31	370,000	372,202
City of Houston Airport System Revenue, Series D, Revenue Bonds	5.00	07/01/31	2,000,000	2,113,094
City of San Antonio Electric & Gas Systems Revenue, Series A, Revenue Bonds	3.00	02/01/55	1,500,000	1,503,291
City of San Antonio Electric & Gas Systems Revenue, Series A, Revenue Bonds	3.15	02/01/55	1,900,000	1,917,539
City of San Marcos, General Obligation	5.00	08/15/35	1,050,000	1,083,485
Dallas Independent School District, Series A, General Obligation	5.00	02/15/55	1,300,000	1,393,170
Denton Independent School District, Series B, General Obligation	4.00	08/15/55	2,255,000	2,401,999
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds	5.00	07/01/49	425,000	433,336
Harris County Municipal Utility District No. 165, General Obligation	4.00	03/01/32	3,000,000	3,067,792
Hays Consolidated Independent School District, General Obligation	4.00	02/15/34	1,300,000	1,340,305
Legacy Denton Public Facility Corp., Revenue Bonds	3.15	11/01/43	1,300,000	1,306,591
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/33	930,000	978,156
New Braunfels Independent School District, General Obligation	4.00	02/01/34	1,000,000	1,020,616
North East Independent School District, General Obligation	3.75	08/01/49	1,065,000	1,080,758
Northside Independent School District, General Obligation	3.55	06/01/50	985,000	1,005,112
Northside Independent School District, General Obligation	4.00	08/01/32	500,000	502,443
Texas Department of Housing & Community Affairs, Series B, Revenue Bonds	3.88	01/01/30	450,000	462,610
Texas Municipal Gas Acquisition & Supply Corp. IV, Series A, Revenue Bonds	5.50	01/01/54	3,500,000	3,737,983
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	01/01/28	1,350,000	1,400,226
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds	5.00	08/01/32	625,000	664,271
Willis Independent School District, General Obligation	4.00	02/15/31	1,220,000	1,220,691
				30,818,682
UTAH – 0.2%
Utah Associated Municipal Power Systems, Series A, Revenue Bonds	5.00	09/01/32	500,000	522,429

VIRGINIA – 0.2%
Louisa Industrial Development Authority, Revenue Bonds	3.80	11/01/35	550,000	558,742

WASHINGTON – 4.1%
Auburn School District No. 408 of King & Pierce Counties, General Obligation	4.00	12/01/30	1,440,000	1,446,265
City of Tacoma Solid Waste Utility Revenue, Series A, Revenue Bonds	5.00	12/01/31	1,050,000	1,058,710
County of King, General Obligation	4.00	07/01/32	600,000	610,644
King County School District No. 411 Issaquah, General Obligation	4.00	12/01/31	2,830,000	2,842,288

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WASHINGTON – 4.1% (Continued)
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds	5.00	01/01/33	$970,000	$1,006,350
Port of Tacoma, Series A, General Obligation	5.00	12/01/27	605,000	617,362
Snohomish County School District No. 103 Monroe, General Obligation	4.00	12/01/33	1,000,000	1,008,333
State of Washington, Series D, General Obligation	5.00	02/01/33	675,000	692,128
Washington Higher Education Facilities Authority, Revenue Bonds	4.00	05/01/33	400,000	403,652
Washington Higher Education Facilities Authority, Revenue Bonds	5.00	05/01/31	500,000	514,100
				10,199,832
WEST VIRGINIA – 0.4%
West Virginia Housing Development Fund, Series A, Revenue Bonds	3.25	11/01/27	1,100,000	1,110,132

WISCONSIN – 2.3%
Public Finance Authority, Revenue Bonds	5.00	06/01/26	330,000	332,587
State of Wisconsin, General Obligation	5.00	05/01/28	1,950,000	2,068,978
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.00	10/01/29	600,000	608,984
Wisconsin Housing & Economic Development Authority Housing Revenue, Series B, Revenue Bonds	3.10	11/01/56	1,600,000	1,604,382
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	08/01/58	1,100,000	1,111,147
Wisconsin Housing & Economic Development Authority, Series I, Revenue Bonds	5.00	11/01/58	600,000	613,313
				6,339,391
TOTAL MUNICIPAL BONDS (Cost – $189,587,798)				191,097,263

SHORT-TERM INVESTMENTS – 2.1%
TIME DEPOSITS – 2.1%
Sumitomo, Tokyo	2.98	02/02/26	5,228,438	5,228,438
TOTAL SHORT-TERM INVESTMENTS (Cost – $5,228,438)				5,228,438

TOTAL INVESTMENTS – 100.5% (Cost – $249,681,130)				$251,742,926
OTHER ASSETS LESS LIABILITIES – (0.5)%				(1,257,069)
NET ASSETS – 100.0%				$250,485,857

SOFR	Secured Overnight Financing Rate.
ZCP	Indicates a zero coupon rate.

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $41,623,802 and represents 16.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2026.
(3)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx IR+M Tax-Aware Short Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$7,435,283	$–	$7,435,283
Collateralized Loan Obligations	–	11,100,455	–	11,100,455
Collateralized Mortgage Obligations	–	15,250,689	–	15,250,689
Corporate Bonds	–	21,630,798	–	21,630,798
Municipal Bonds	–	191,097,263	–	191,097,263
Time Deposits	–	5,228,438	–	5,228,438
Total Investments	$–	$251,742,926	$–	$251,742,926

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 0.7%
OTHER ABS – 0.7%
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	$48,000	$45,485
Subway Funding LLC 2024-1A Class A2II(1)	6.27	07/30/54	59,250	60,524
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,381	63,601
TOTAL ASSET-BACKED SECURITIES (Cost – $167,015)				169,610

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.6%
COMMERCIAL – 2.1%
BANK 2017-BNK6 Class A5	3.52	07/15/60	99,000	98,137
BANK5 2023-5YR1 Class A3	6.26	04/15/56	65,000	67,411
BANK5 2023-5YR2 Class A3	6.66	07/15/56	70,000	73,561
Benchmark Mortgage Trust 2024-V5 Class A3	5.81	01/10/57	35,000	36,448
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.32	09/10/38	100,000	99,899
Wells Fargo Commercial Mortgage Trust 2016-NXS6 Class A4	2.92	11/15/49	50,000	49,639
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	49,431
				474,526
WHOLE LOAN COLLATERAL – 0.5%
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	19,923	18,222
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	25,050	23,660
Radian Mortgage Capital Trust 2025-J1 Class A16(1)	5.50	07/25/55	79,366	80,319
				122,201
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $590,217)				596,727

CORPORATE BONDS – 3.8%
AUTO MANUFACTURERS – 0.2%
General Motors Financial Co., Inc.	5.05	04/04/28	32,000	32,635

BANKS – 1.1%
Bank of America Corp.(2)	4.38	–	20,000	19,908
Bank of New York Mellon Corp.(2)	3.75	–	25,000	24,641
JP Morgan Chase & Co.	1.58	04/22/27	41,000	40,783
Northern Trust Corp.(2)	4.60	–	32,000	31,959
PNC Financial Services Group, Inc.(2)	6.00	–	32,000	32,225
Truist Financial Corp.(2)	5.10	–	25,000	25,177
US Bancorp(2)	3.70	–	42,000	41,436
Wells Fargo & Co.(2)	3.90	–	24,000	23,986
				240,115
BUILDING MATERIALS – 0.1%
Standard Industries, Inc./NY(1)	4.38	07/15/30	26,000	25,095

COMMERCIAL SERVICES – 0.3%
Element Fleet Management Corp.(1)	5.64	03/13/27	31,000	31,499
Triton Container International Ltd.(1)	2.05	04/15/26	33,000	32,859
				64,358

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 0.5%
American Express Co.(2)	3.55	–	$33,000	$32,677
GGAM Finance Ltd.(1)	5.88	03/15/30	23,000	23,410
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	24,000	24,457
Navient Corp.	4.88	03/15/28	19,000	18,635
SLM Corp.	6.50	01/31/30	23,000	23,747
				122,926
HEALTHCARE-SERVICES – 0.1%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	25,000	25,091

INSURANCE – 0.3%
Athene Global Funding(1)	1.73	10/02/26	33,000	32,518
F&G Global Funding(1)	1.75	06/30/26	33,000	32,703
				65,221
INTERNET – 0.1%
Wayfair LLC(1)	7.25	10/31/29	14,000	14,649

INVESTMENT COMPANIES – 0.6%
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	32,000	31,857
Golub Capital BDC, Inc.	2.05	02/15/27	34,000	33,155
HPS Corporate Lending Fund	6.75	01/30/29	31,000	32,330
Sixth Street Lending Partners	6.50	03/11/29	31,000	32,197
				129,539
PRIVATE EQUITY – 0.1%
Hercules Capital, Inc.	2.63	09/16/26	33,000	32,598

REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.4%
Boston Properties LP	2.75	10/01/26	33,000	32,710
EPR Properties	4.75	12/15/26	32,000	32,102
VICI Properties LP/VICI Note Co., Inc.(1)	4.13	08/15/30	34,000	33,009
				97,821
RETAIL – 0.0%
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	8,000	8,090
TOTAL CORPORATE BONDS (Cost – $844,369)				858,138

MUNICIPAL BONDS – 90.8%
ALABAMA – 7.1%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	145,000	148,418
Black Belt Energy Gas District, Series B, Revenue Bonds	5.00	10/01/55	150,000	161,637
Black Belt Energy Gas District, Series C, Revenue Bonds	5.00	05/01/55	160,000	171,958
Black Belt Energy Gas District, Series D, Revenue Bonds	5.50	06/01/49	225,000	238,693
Energy Southeast A Cooperative District, Series B, Revenue Bonds	5.25	07/01/54	120,000	130,266
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	200,000	208,370
Southeast Energy Authority A Cooperative District, Series C, Revenue Bonds	5.00	05/01/55	125,000	133,714
Southeast Energy Authority A Cooperative District, Series D, Revenue Bonds	5.00	09/01/35	375,000	413,634
				1,606,690

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ARIZONA – 3.6%
City of Mesa Utility System Revenue, Revenue Bonds	4.50	07/01/49	$295,000	$293,549
Glendale Industrial Development Authority, Revenue Bonds	5.00	05/15/40	320,000	354,705
Salt River Project Agricultural Improvement & Power District, Series A, Revenue Bonds	5.00	01/01/49	150,000	157,674
				805,928
ARKANSAS – 1.1%
City of Rogers Sales & Use Tax Revenue, Revenue Bonds	4.00	11/01/32	250,000	252,041

CALIFORNIA – 1.1%
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	106,862
California Community Choice Financing Authority, Series F, Revenue Bonds	5.00	02/01/55	125,000	135,207
				242,069
CONNECTICUT – 1.7%
City of Bridgeport, Series A, General Obligation	5.00	11/01/33	375,000	389,303

DISTRICT OF COLUMBIA – 1.5%
District of Columbia, Revenue Bonds	5.00	04/01/30	165,000	169,330
District of Columbia, Series A, General Obligation	5.00	08/01/49	175,000	183,206
				352,536
FLORIDA – 4.3%
County of Polk Utility System Revenue, Revenue Bonds	5.00	10/01/54	250,000	260,321
Manatee County School District, Certificate Participation	5.00	07/01/44	135,000	145,357
School Board of Miami-Dade County, Series A, General Obligation	5.00	03/15/36	165,000	185,678
School District of Broward County, Series A, Certificate Participation	5.00	07/01/33	90,000	98,650
School District of Broward County, Series B, Certificate Participation	5.00	07/01/36	150,000	167,971
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	150,000	158,646
				1,016,623
GEORGIA – 3.5%
City of Atlanta Department of Aviation, Series A-1, Revenue Bonds	5.00	07/01/49	175,000	183,284
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	102,230
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	90,000	95,583
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/35	55,000	59,654
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/55	140,000	150,535
Metropolitan Atlanta Rapid Transit Authority, Series A, Revenue Bonds	5.00	07/01/55	185,000	193,053
				784,339
HAWAII – 1.4%
State of Hawaii, Series FW, General Obligation	4.00	01/01/34	315,000	326,923

ILLINOIS – 14.6%
Chicago O’Hare International Airport, Revenue Bonds	5.00	01/01/41	390,000	419,243
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/37	305,000	313,457
Cook County Community College District No. 508, General Obligation	5.00	12/01/35	225,000	252,984
Cook County School District No. 25 Arlington Heights, General Obligation	4.00	12/15/44	250,000	249,543
Cook County School District No. 86 Harwood Heights, General Obligation	5.00	12/01/44	185,000	194,343
County of Cook Sales Tax Revenue, Revenue Bonds	4.00	11/15/38	290,000	291,498
Illinois Finance Authority, Series A, Revenue Bonds	5.00	07/01/45	200,000	214,561
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/47	175,000	177,548

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 14.6% (Continued)
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/52	$375,000	$376,676
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	12/01/32	130,000	130,259
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/42	280,000	286,264
Sales Tax Securitization Corp., Series A, Revenue Bonds	5.00	01/01/40	365,000	404,249
				3,310,625
INDIANA – 5.3%
Evansville Redevelopment Authority, Revenue Bonds	4.00	02/01/32	260,000	262,239
Franklin Township-Marion County Multiple School Building Corp., Revenue Bonds	5.00	07/15/39	370,000	413,916
IPS Multi-School Building Corp., Revenue Bonds	5.00	07/15/40	475,000	533,354
				1,209,509
KENTUCKY – 0.9%
Kentucky Bond Development Corp., Revenue Bonds	5.00	08/15/55	175,000	200,501

LOUISIANA – 2.1%
East Baton Rouge Sewerage Commission, Series A, Revenue Bonds	4.00	02/01/37	430,000	438,769
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax	5.00	07/15/35	40,000	46,610
				485,379
MASSACHUSETTS – 0.6%
Massachusetts Development Finance Agency, Revenue Bonds	5.00	12/01/32	140,000	142,520

MICHIGAN – 0.6%
Michigan State University, Series A, Revenue Bonds	5.00	08/15/37	120,000	135,208

MINNESOTA – 1.5%
Mankato Independent School District No. 77, Series A, General Obligation	4.00	02/01/41	340,000	344,131

MISSOURI – 1.0%
Health & Educational Facilities Authority of the State of Missouri, Series C, Revenue Bonds	5.00	04/01/59	40,000	46,291
Springfield School District No. R-12, General Obligation	5.00	03/01/40	175,000	191,473
				237,764
NEBRASKA – 0.5%
Central Plains Energy Project, Series A-1, Revenue Bonds	5.00	08/01/55	115,000	123,595

NEW JERSEY – 1.3%
New Jersey Turnpike Authority, Series B, Revenue Bonds	5.25	01/01/52	290,000	304,713

NEW YORK – 7.5%
City of New York, Series A, General Obligation	4.00	08/01/35	215,000	223,185
City of New York, Series C, General Obligation	5.00	08/01/43	185,000	192,991
Metropolitan Transportation Authority, Revenue Bonds	5.00	11/15/36	200,000	229,421
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, Revenue Bonds	5.00	05/01/47	180,000	187,386
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, Revenue Bonds	5.00	05/01/50	305,000	313,808
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/46	180,000	189,461
New York State Thruway Authority, Revenue Bonds	5.00	03/15/59	390,000	399,431
				1,735,683

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
NORTH CAROLINA – 1.5%
North Carolina Housing Finance Agency, Series A, Revenue Bonds	3.15	01/01/31	$330,000	$333,030

OHIO – 1.4%
County of Allen Hospital Facilities Revenue, Revenue Bonds	5.00	11/01/33	270,000	311,675

OKLAHOMA – 0.8%
Grand River Dam Authority, Revenue Bonds	5.00	06/01/40	175,000	191,961

PENNSYLVANIA – 3.7%
City of Scranton, General Obligation	5.00	11/15/31	295,000	326,180
Cumberland County Municipal Authority, Revenue Bonds	5.00	05/01/32	110,000	110,714
Pennsylvania Turnpike Commission, Series A, Revenue Bonds	5.00	12/01/30	150,000	153,272
Pennsylvania Turnpike Commission, Series A, Revenue Bonds	5.00	12/01/37	240,000	256,777
				846,943
RHODE ISLAND – 0.9%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.00	05/15/44	200,000	211,422

TENNESSEE – 0.3%
Rutherford County Health & Educational Facilities Board, Revenue Bonds	5.00	11/15/48	70,000	76,882

TEXAS – 18.4%
City of Austin Water & Wastewater System Revenue, Series C, Revenue Bonds	5.00	11/15/37	160,000	174,481
City of San Antonio Electric & Gas Systems Revenue, Series B, Revenue Bonds	5.00	02/01/40	325,000	365,379
Community Independent School District, General Obligation	4.00	02/15/37	400,000	405,664
County of Harris, General Obligation	5.00	09/15/54	175,000	181,310
County of Kaufman, General Obligation	5.00	02/15/41	50,000	54,800
Dallas Fort Worth International Airport, Revenue Bonds	5.00	11/01/39	200,000	225,102
Denton Independent School District, General Obligation	5.00	08/15/48	200,000	207,753
East Central Independent School District, General Obligation	5.00	08/15/37	310,000	342,558
Fort Bend Independent School District, Series B, General Obligation	5.00	02/15/29	110,000	115,867
Garland Independent School District, Series A, General Obligation	5.00	02/15/48	410,000	425,835
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/34	250,000	278,424
North Harris County Regional Water Authority, Revenue Bonds	5.00	12/15/31	75,000	76,563
North Texas Tollway Authority, Series A, Revenue Bonds	5.00	01/01/45	200,000	214,009
Prosper Independent School District, General Obligation	5.25	02/15/55	190,000	200,716
Royse City Independent School District, General Obligation	5.00	02/15/54	180,000	185,104
Tarrant County Cultural Education Facilities Finance Corp., Series B, Revenue Bonds	5.00	07/01/34	155,000	164,049
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds	5.00	08/01/31	310,000	321,814
Waller Consolidated Independent School District, Series A, General Obligation	5.00	02/15/38	245,000	272,038
				4,211,466
WASHINGTON – 1.3%
King & Snohomish Counties School District No. 417 Northshore, General Obligation	5.00	12/01/39	50,000	54,604
Spokane County School District No. 356 Central Valley, General Obligation	4.00	12/01/31	95,000	97,385
State of Washington, General Obligation	5.00	06/01/48	150,000	158,402
				310,391

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WISCONSIN – 1.3%
Public Finance Authority, Revenue Bonds	4.50	07/01/67	$275,000	$290,002
TOTAL MUNICIPAL BONDS (Cost – $20,545,218)				20,789,852

SHORT-TERM INVESTMENTS – 0.9%
MUNICIPAL BONDS – 0.4%
WASHINGTON – 0.4%
Washington Health Care Facilities Authority, Series A, Revenue Bonds	5.00	09/01/26	90,000	91,240
TOTAL MUNICIPAL BONDS (Cost – $90,963)				91,240

TIME DEPOSITS – 0.5%
Sumitomo Mitsui Trust Bank, London	2.98	02/02/26	123,914	123,914
TOTAL TIME DEPOSITS (Cost – $123,914)				123,914
TOTAL SHORT-TERM INVESTMENTS (Cost – $214,877)				215,154

TOTAL INVESTMENTS – 98.8% (Cost – $22,361,696)				$22,629,481
OTHER ASSETS LESS LIABILITIES – 1.2%				273,663
NET ASSETS – 100.0%				$22,903,144

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $706,947 and represents 3.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$169,610	$–	$169,610
Collateralized Mortgage Obligations	–	596,727	–	596,727
Corporate Bonds	–	858,138	–	858,138
Municipal Bonds	–	20,881,092	–	20,881,092
Time Deposits	–	123,914	–	123,914
Total Investments	$–	$22,629,481	$–	$22,629,481

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 0.6%
OTHER ABS – 0.6%
Planet Fitness Master Issuer LLC 2024-1A Class A2I(1)	5.77	06/05/54	$49,375	$50,221
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,381	63,602
TOTAL ASSET-BACKED SECURITIES (Cost – $112,278)				113,823

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
COMMERCIAL – 0.2%
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	49,431

WHOLE LOAN COLLATERAL – 0.2%
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	20,461	18,714
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	25,050	23,660
				42,374
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $89,985)				91,805

CORPORATE BONDS – 2.0%
BANKS – 0.8%
Bank of America Corp.(2)	4.38	–	15,000	14,932
Bank of New York Mellon Corp.(2)	3.75	–	19,000	18,727
JP Morgan Chase & Co.	1.58	04/22/27	20,000	19,894
Northern Trust Corp.(2)	4.60	–	24,000	23,969
PNC Financial Services Group, Inc.(2)	6.00	–	24,000	24,169
Truist Financial Corp.(2)	5.10	–	18,000	18,127
US Bancorp(2)	3.70	–	31,000	30,584
Wells Fargo & Co.(2)	3.90	–	18,000	17,989
				168,391
BUILDING MATERIALS – 0.1%
Standard Industries, Inc./NY(1)	4.38	07/15/30	19,000	18,339

COMMERCIAL SERVICES – 0.1%
Triton Container International Ltd.(1)	2.05	04/15/26	20,000	19,914

DIVERSIFIED FINANCIAL SERVICES – 0.5%
American Express Co.(2)	3.55	–	25,000	24,755
GGAM Finance Ltd.(1)	5.88	03/15/30	17,000	17,303
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	18,000	18,343
Navient Corp.	4.88	03/15/28	15,000	14,712
SLM Corp.	6.50	01/31/30	17,000	17,552
				92,665
HEALTHCARE-SERVICES – 0.1%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	18,000	18,066

INSURANCE – 0.1%
F&G Global Funding(1)	1.75	06/30/26	20,000	19,820

INTERNET – 0.0%
Wayfair LLC(1)	7.25	10/31/29	8,000	8,371

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 0.3%
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	$20,000	$19,911
HPS Corporate Lending Fund	6.75	01/30/29	20,000	20,858
Sixth Street Lending Partners	6.50	03/11/29	20,000	20,772
				61,541
RETAIL – 0.0%
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	7,000	7,079
TOTAL CORPORATE BONDS (Cost – $406,591)				414,186

MUNICIPAL BONDS – 94.7%
ALABAMA – 3.1%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	100,000	102,357
Black Belt Energy Gas District, Series B, Revenue Bonds	5.25	12/01/53	50,000	53,935
Black Belt Energy Gas District, Series C, Revenue Bonds	5.00	05/01/55	120,000	128,968
Black Belt Energy Gas District, Series D, Revenue Bonds	5.50	06/01/49	115,000	121,998
Energy Southeast A Cooperative District, Series A-1, Revenue Bonds	5.50	11/01/53	110,000	120,030
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	100,000	104,185
				631,473
CALIFORNIA – 3.6%
California Community Choice Financing Authority, Revenue Bonds	5.00	12/01/35	340,000	378,320
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	106,862
California Community Choice Financing Authority, Series F, Revenue Bonds	5.00	02/01/55	215,000	232,557
				717,739
FLORIDA – 0.5%
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	100,000	105,764

GEORGIA – 2.2%
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	200,000	203,200
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	102,230
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/55	30,000	32,413
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/55	100,000	107,525
				445,368
HAWAII – 1.7%
State of Hawaii, Series FW, General Obligation	4.00	01/01/34	340,000	352,869

ILLINOIS – 7.4%
County of Cook Sales Tax Revenue, Revenue Bonds	5.00	11/15/32	135,000	140,645
County of Cook, Series A, General Obligation	5.00	11/15/30	200,000	203,579
Illinois Finance Authority, Series A, Revenue Bonds	5.00	07/01/45	200,000	214,561
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/52	275,000	276,229
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/45	175,000	182,587
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, General Obligation	5.00	11/01/40	145,000	157,568
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, General Obligation	5.00	11/01/45	295,000	306,717
				1,481,886

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INDIANA – 3.9%
IPS Multi-School Building Corp., Revenue Bonds	5.00	07/15/40	$430,000	$482,826
Noblesville Community Development Corp., Series B, Revenue Bonds	5.00	08/01/36	275,000	309,125
				791,951
MASSACHUSETTS – 58.3%
Berkshire Wind Power Cooperative Corp., Revenue Bonds	5.00	07/01/30	200,000	206,796
Bristol-Plymouth Regional Vocational Technical School District, General Obligation	4.00	04/01/38	200,000	209,323
City of Boston, Series A, General Obligation	5.00	11/01/27	75,000	78,875
City of Framingham, General Obligation	4.00	12/15/39	75,000	79,328
City of Somerville, General Obligation	5.00	06/01/28	205,000	219,562
City of Worcester, General Obligation	5.00	02/15/37	175,000	201,180
Commonwealth of Massachusetts Transportation Fund Revenue, Revenue Bonds	4.00	06/01/33	335,000	356,098
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds	5.00	06/01/32	115,000	120,411
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds	5.00	06/01/53	155,000	161,380
Commonwealth of Massachusetts, Series B, General Obligation	5.00	07/01/27	160,000	166,252
Commonwealth of Massachusetts, Series B, General Obligation	5.00	05/01/41	170,000	190,563
Commonwealth of Massachusetts, Series D, General Obligation	5.00	10/01/52	200,000	206,627
Commonwealth of Massachusetts, Series D, General Obligation	5.00	10/01/53	200,000	206,364
Commonwealth of Massachusetts, Series E, General Obligation	5.00	08/01/54	120,000	124,081
Dennis-Yarmouth Regional School District, General Obligation	5.00	11/01/52	200,000	207,117
Greater Fall River Vocational School District, General Obligation	5.00	06/01/55	325,000	332,452
Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds	5.00	07/01/52	300,000	308,713
Massachusetts Clean Water Trust, Revenue Bonds	5.00	02/01/30	200,000	200,043
Massachusetts Clean Water Trust, Sereis 25B, Revenue Bonds	5.00	02/01/39	200,000	224,962
Massachusetts Clean Water Trust, Series 26B, Revenue Bonds	5.00	02/01/44	115,000	126,268
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/30	200,000	220,358
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/32	100,000	104,606
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/32	170,000	191,660
Massachusetts Development Finance Agency, Revenue Bonds	5.00	12/01/32	410,000	417,379
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/33	115,000	120,078
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/34	125,000	130,227
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/34	440,000	519,808
Massachusetts Development Finance Agency, Revenue Bonds	5.00	09/01/36	220,000	232,774
Massachusetts Development Finance Agency, Revenue Bonds	5.00	10/01/40	485,000	536,677
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	05/15/55	200,000	238,256
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	11/01/55	110,000	130,943
Massachusetts Development Finance Agency, Series B, Revenue Bonds	4.00	10/01/48	150,000	140,282
Massachusetts Development Finance Agency, Series B, Revenue Bonds	5.00	02/15/34	300,000	355,646
Massachusetts Development Finance Agency, Series B, Revenue Bonds	5.00	10/01/48	350,000	367,963
Massachusetts Development Finance Agency, Series D, Revenue Bonds	5.00	07/01/47	320,000	331,607
Massachusetts Development Finance Agency, Series N, Revenue Bonds	3.30	07/01/41	155,000	157,915
Massachusetts Development Finance Agency, Series T, Revenue Bonds	5.00	10/01/55	170,000	195,473
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/30	120,000	133,393
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/36	100,000	119,042

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MASSACHUSETTS – 58.3% (Continued)
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/37	$180,000	$212,288
Massachusetts State College Building Authority, Revenue Bonds	5.00	05/01/36	145,000	169,850
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series A, Revenue Bonds	5.00	01/01/34	235,000	251,177
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series C, Revenue Bonds	5.00	01/01/35	110,000	117,322
Massachusetts Water Resources Authority, Series B, Revenue Bonds	5.25	08/01/26	145,000	147,217
Massachusetts Water Resources Authority, Series B, Revenue Bonds	5.25	08/01/48	185,000	197,564
Nauset Regional School District, General Obligation	5.00	05/15/28	150,000	160,106
Town of Lynnfield, General Obligation	4.00	02/01/45	150,000	148,793
Town of Nantucket, General Obligation	5.00	03/15/34	165,000	199,713
Town of Pembroke, General Obligation	4.00	08/01/42	350,000	355,833
Town of Somerset, General Obligation	5.00	04/01/35	230,000	261,919
Town of Wakefield, General Obligation	5.00	08/15/50	225,000	236,703
Town of Webster, General Obligation	4.00	02/01/41	175,000	180,180
Town of Winchester, General Obligation	4.00	03/15/50	195,000	187,786
University of Massachusetts Building Authority, Series 1, Revenue Bonds	5.00	11/01/34	200,000	217,067
Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Series A, Revenue Bonds	5.00	03/01/27	185,000	191,024
				11,805,024
MISSOURI – 1.9%
Missouri Housing Development Commission, Revenue Bonds	2.65	05/01/28	375,000	373,931

NEW JERSEY – 1.1%
New Jersey Turnpike Authority, Series C, Revenue Bonds	5.00	01/01/45	200,000	214,454

NEW YORK – 3.2%
City of New York, Series C, General Obligation	5.00	09/01/48	350,000	360,941
Metropolitan Transportation Authority, Revenue Bonds	5.00	11/15/36	250,000	286,777
				647,718
TENNESSEE – 1.8%
Rutherford County Health & Educational Facilities Board, Revenue Bonds	5.00	11/15/48	60,000	65,899
Tennergy Corp., Series A, Revenue Bonds	4.00	12/01/51	110,000	112,084
Tennessee Energy Acquisition Corp., Revenue Bonds	5.00	05/01/52	175,000	187,952
				365,935
TEXAS – 5.4%
Austin Independent School District, General Obligation	5.00	08/01/40	65,000	71,256
Frisco Independent School District, Series A, General Obligation	4.00	08/15/31	270,000	270,169
Prosper Independent School District, General Obligation	5.00	02/15/50	225,000	235,890
Tarrant County Cultural Education Facilities Finance Corp., Series A, Revenue Bonds	5.00	07/01/32	135,000	151,449
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds	5.00	01/01/36	120,000	130,186
Texas Tech University System, Series A, Revenue Bonds	5.00	02/15/46	220,000	233,666
				1,092,616
WISCONSIN – 0.6%
Public Finance Authority, Revenue Bonds	4.50	07/01/67	110,000	116,001
TOTAL MUNICIPAL BONDS (Cost – $18,942,218)				19,142,729

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
MUNICIPAL BONDS – 0.5%
WASHINGTON – 0.5%
Washington Health Care Facilities Authority, Series A, Revenue Bonds	5.00	09/01/26	$95,000	$96,309
TOTAL MUNICIPAL BONDS (Cost – $96,016)				96,309

TIME DEPOSITS – 0.3%
Citibank, New York	2.98	02/02/26	60,261	60,261
TOTAL TIME DEPOSITS (Cost – $60,261)				60,261
TOTAL SHORT-TERM INVESTMENTS (Cost – $156,277)				156,570

TOTAL INVESTMENTS – 98.5% (Cost – $19,707,349)				$19,919,113
OTHER ASSETS LESS LIABILITIES – 1.5%				297,350
NET ASSETS – 100.0%				$20,216,463

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $303,343 and represents 1.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$113,823	$–	$113,823
Collateralized Mortgage Obligations	–	91,805	–	91,805
Corporate Bonds	–	414,186	–	414,186
Municipal Bonds	–	19,239,038	–	19,239,038
Time Deposits	–	60,261	–	60,261
Total Investments	$–	$19,919,113	$–	$19,919,113

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS – 94.6%
OTHER ABS – 94.6%
ABPCI Direct Lending Fund CLO 21 LLC 2025-21A Class E (CME Term SOFR 3 Month + 7.00%)(1)	10.67	07/20/37	$2,000,000	$2,021,214
ABPCI Direct Lending Fund CLO II LLC 2017-1A Class DRR (CME Term SOFR 3 Month + 4.15%)(1)	7.82	07/20/37	300,000	300,883
ABPCI Direct Lending Fund CLO II LLC 2017-1A Class ERR (CME Term SOFR 3 Month + 7.50%)(1)	11.17	07/20/37	2,000,000	2,029,058
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class BR (CME Term SOFR 3 Month + 2.15%)(1)	5.82	07/29/37	2,000,000	1,999,982
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class CR (CME Term SOFR 3 Month + 3.15%)(1)	6.82	07/29/37	2,000,000	2,031,558
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class DR (CME Term SOFR 3 Month + 4.60%)(1)	8.27	07/29/37	2,500,000	2,528,105
ABPCI Direct Lending Fund CLO XVII LLC 2024-17A Class D (CME Term SOFR 3 Month + 4.70%)(1)	8.55	08/01/36	340,000	341,193
AGL CLO 11 Ltd. 2021-11A Class ER (CME Term SOFR 3 Month + 6.30%)(1)	9.97	10/15/38	1,000,000	996,836
AGL CLO 42 Ltd. 2025-42A Class E (CME Term SOFR 3 Month + 5.15%)(1)	8.82	07/22/38	1,000,000	1,015,258
Aimco CLO 20 Ltd. 2023-20A Class ER (CME Term SOFR 3 Month + 4.60%)(1)	8.27	10/16/38	1,000,000	1,009,572
AMMC CLO 28 Ltd. 2024-28A Class E (CME Term SOFR 3 Month + 6.70%)(1)	10.37	07/20/37	1,220,000	1,234,897
AMMC CLO 31 Ltd. 2025-31A Class E (CME Term SOFR 3 Month + 5.45%)(1)	9.12	02/20/38	2,500,000	2,536,625
Antares CLO 2017-2 Ltd. 2017-2A Class DRR (CME Term SOFR 3 Month + 3.90%)(1)	7.57	04/20/37	2,000,000	2,017,236
Antares CLO 2018-3 Ltd. 2018-3A Class A1R (CME Term SOFR 3 Month + 1.59%)(1)	5.26	07/20/36	600,000	605,006
Antares CLO 2019-2 Ltd. 2019-2A Class A1R (CME Term SOFR 3 Month + 1.95%)(1)	5.62	01/23/36	1,000,000	1,000,340
Antares CLO 2023-1 Ltd. 2023-1A Class BR (CME Term SOFR 3 Month + 1.85%)(1)	5.52	07/25/37	10,000,000	10,039,140
Ares LXIX CLO Ltd. 2024-69A Class E (CME Term SOFR 3 Month + 6.50%)(1)	10.17	04/15/36	600,000	595,316
Audax Senior Debt CLO 12 LLC 2025-12A Class A (CME Term SOFR 3 Month + 1.42%)(1)	5.09	04/22/37	2,000,000	2,002,400
Audax Senior Debt CLO I LLC 2019-1A Class D (CME Term SOFR 3 Month + 3.90%)(1)	7.57	01/22/38	2,500,000	2,518,152
Bain Capital Credit CLO 2020-2 Ltd. 2020-2A Class ER (CME Term SOFR 3 Month + 6.87%)(1)	10.54	07/19/34	845,000	814,742
Barings CLO Ltd. 2024-IV 2024-4A Class E (CME Term SOFR 3 Month + 5.95%)(1)	9.62	10/20/37	1,750,000	1,769,042
Barings Middle Market CLO 2023-I Ltd. 2023-IA Class C (CME Term SOFR 3 Month + 6.40%)(1)	10.07	01/20/36	2,250,000	2,266,976
BCC Middle Market CLO 2024-1 LLC 2024-1A Class A1 (CME Term SOFR 3 Month + 1.75%)(1)	5.42	07/17/36	2,350,000	2,354,933
BCC Middle Market CLO 2024-1 LLC 2024-1A Class D (CME Term SOFR 3 Month + 4.50%)(1)	8.17	07/17/36	3,000,000	3,026,820
Bcred CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 2.35%)(1)	6.02	04/20/36	900,000	900,716
Bcred CLO 2024-2 LLC 2024-2A Class A (CME Term SOFR 3 Month + 1.50%)(1)	5.17	01/20/37	2,000,000	2,009,760
Blackrock MT Lassen CLO XV LLC 2025-1A Class A1 (CME Term SOFR 3 Month + 1.65%)(1)	5.32	07/15/37	8,000,000	8,050,560

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 94.6% (Continued)
Blackrock MT Lassen CLO XV LLC 2025-1A Class D (CME Term SOFR 3 Month + 3.95%)(1)	7.62	07/15/37	$3,000,000	$3,008,211
Blackrock Shasta CLO XIV LLC 2024-2A Class C (CME Term SOFR 3 Month + 2.50%)(1)	6.17	07/15/36	1,000,000	999,962
BXSL CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 1.78%)(1)	5.45	10/20/36	4,250,000	4,263,910
Carlyle US CLO 2017-3 Ltd. 2017-3A Class ER2 (CME Term SOFR 3 Month + 7.50%)(1)	11.17	10/21/37	1,000,000	1,017,330
Carlyle US CLO 2024-8 Ltd. 2024-8A Class E (CME Term SOFR 3 Month + 5.50%)(1)	9.17	01/25/37	650,000	656,116
Churchill Middle Market CLO V LLC 2025-1A Class C (CME Term SOFR 3 Month + 2.00%)(1)	5.67	04/25/37	1,750,000	1,730,439
Churchill MMSLF CLO-III LP 2023-3A Class C (CME Term SOFR 3 Month + 4.20%)(1)	7.87	01/20/36	5,800,000	5,823,067
CIFC Funding 2017-III Ltd. 2017-3A Class ER (CME Term SOFR 3 Month + 6.70%)(1)	10.37	04/20/37	350,000	347,092
Danby Park CLO Ltd. 2022-1A Class ER (CME Term SOFR 3 Month + 5.95%)(1)	9.62	10/21/37	500,000	497,044
Deerpath Capital CLO 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 2.60%)(1)	6.27	07/15/36	1,000,000	1,001,015
Dryden 85 CLO Ltd. 2020-85A Class ER2 (CME Term SOFR 3 Month + 7.00%)(1)	10.67	07/15/37	3,000,000	3,026,514
Elmwood CLO V Ltd. 2020-2A Class ERR (CME Term SOFR 3 Month + 5.75%)(1)	9.42	10/20/37	1,900,000	1,890,880
Golub Capital Partners CLO 17 Ltd. 2013-17A Class A1RR (CME Term SOFR 3 Month + 1.47%)(1)	5.33	02/09/39	1,500,000	1,507,896
Golub Capital Partners CLO 31M Ltd. 2016-31A Class A1RR (CME Term SOFR 3 Month + 1.60%)(1)	5.50	11/05/37	2,000,000	2,005,530
Golub Capital Partners CLO 38M Ltd. 2018-38A Class BR (CME Term SOFR 3 Month + 1.95%)(1)	5.62	07/28/36	1,000,000	1,004,860
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%)(1)	5.29	07/20/37	9,280,000	9,298,727
Golub Capital Partners CLO 65M 2023-65A Class DR (CME Term SOFR 3 Month + 3.90%)(1)	7.57	04/20/37	4,250,000	4,298,148
Golub Capital Partners CLO 67M 2023-67A Class A1 (CME Term SOFR 3 Month + 2.50%)(1)	6.36	05/09/36	2,000,000	2,009,420
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A Class A1R (CME Term SOFR 3 Month + 1.58%)(1)	5.25	01/22/37	2,000,000	2,011,698
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class A1R (CME Term SOFR 3 Month + 1.65%)(1)	5.32	07/19/37	4,500,000	4,526,370
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class BR (CME Term SOFR 3 Month + 2.10%)(1)	5.77	07/19/37	1,000,000	999,975
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class D (CME Term SOFR 3 Month + 5.05%)(1)	8.72	04/20/36	3,500,000	3,504,550
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class E (CME Term SOFR 3 Month + 7.85%)(1)	11.52	04/20/36	3,000,000	2,965,134
JCP Direct Lending CLO 2023-1 LLC 2023-1A Class DR (CME Term SOFR 3 Month + 3.50%)(1)	7.17	07/20/37	4,000,000	3,999,844
Jefferies Credit Partners Direct Lending CLO 2025-1 Ltd. 2025-1A Class A1 (CME Term SOFR 3 Month + 1.50%)(1)	5.26	10/15/37	4,500,000	4,516,488
Lake Shore MM CLO IV Ltd. 2021-1A Class AR (CME Term SOFR 3 Month + 1.70%)(1)	5.37	01/15/37	5,100,000	5,117,682

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 94.6% (Continued)
Lake Shore MM CLO IV Ltd. 2021-1A Class DR (CME Term SOFR 3 Month + 4.25%)(1)	7.92	01/15/37	$488,000	$491,863
Lake Shore MM CLO V LLC 2022-1A Class BR (CME Term SOFR 3 Month + 4.15%)(1)	7.82	01/15/37	1,400,000	1,407,153
Maranon Loan Funding 2021-3 Ltd. 2021-3A Class DR (CME Term SOFR 3 Month + 4.81%)(1)	8.48	10/15/36	5,000,000	5,056,715
Maranon Loan Funding 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 1.95%)(1)	5.62	07/15/36	500,000	499,536
MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%)(1)	6.22	10/20/37	6,000,000	6,003,312
MCF CLO V LLC 2017-1A Class DR2 (CME Term SOFR 3 Month + 4.15%)(1)	7.82	10/20/37	1,200,000	1,200,186
MCF CLO VII LLC 2017-3A Class D1R2 (CME Term SOFR 3 Month + 3.45%)(1)	7.12	07/20/37	2,000,000	1,996,462
MCF CLO VIII Ltd. 2018-1A Class CR (CME Term SOFR 3 Month + 3.10%)(1)	6.77	04/18/36	2,000,000	1,999,930
MCF CLO VIII Ltd. 2018-1A Class DR (CME Term SOFR 3 Month + 5.15%)(1)	8.82	04/18/36	2,000,000	2,002,948
Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%)(1)	5.92	10/24/34	6,000,000	6,053,394
Monroe Capital MML CLO XV LLC 2023-1A Class DR (CME Term SOFR 3 Month + 3.00%)(1)	6.67	09/23/35	2,325,000	2,346,781
Octagon 66 Ltd. 2022-1A Class ER2 (CME Term SOFR 3 Month + 7.50%)(1)	11.25	02/16/37	1,000,000	999,174
Octagon Investment Partners 28 Ltd. 2016-1A Class ERR (CME Term SOFR 3 Month + 7.50%)(1)	11.17	04/24/37	4,000,000	3,959,176
Orion CLO 2023-1 Ltd. 2023-1A Class ER (CME Term SOFR 3 Month + 6.09%)(1)	9.76	10/25/38	1,000,000	1,007,454
Owl Rock CLO III Ltd. 2020-3A Class AR (CME Term SOFR 3 Month + 1.85%)(1)	5.52	04/20/36	1,000,000	1,001,355
Owl Rock CLO VII LLC 2022-7A Class AR (CME Term SOFR 3 Month + 1.40%)(1)	5.07	04/20/38	4,000,000	4,017,340
Owl Rock CLO X LLC 2023-10A Class BR (CME Term SOFR 3 Month + 1.70%)(1)	5.37	04/20/37	600,000	596,803
Palmer Square CLO 2021-4 Ltd. 2021-4A Class ER (CME Term SOFR 3 Month + 5.75%)(1)	9.42	07/15/38	1,000,000	1,009,823
Woodmont 2022-10 Trust 2022-10A Class CR (CME Term SOFR 3 Month + 2.10%)(1)	5.77	04/15/38	5,000,000	5,028,045
Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%)(1)	5.37	10/25/36	8,600,000	8,625,086
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $185,760,375)				185,346,758

CORPORATE BONDS – 0.4%
INVESTMENT COMPANIES – 0.4%
Ares Capital Corp.	5.10	01/15/31	400,000	393,337
Blackstone Private Credit Fund	5.05	09/10/30	385,000	377,142
TOTAL CORPORATE BONDS (Cost – $778,341)				770,479

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 4.7%
TIME DEPOSITS – 4.7%
Citibank, New York	2.98	02/02/26	$9,278,090	$9,278,090
TOTAL SHORT-TERM INVESTMENTS (Cost – $9,278,090)				9,278,090

TOTAL INVESTMENTS – 99.7% (Cost – $195,816,806)				$195,395,327
OTHER ASSETS LESS LIABILITIES – 0.3%				442,874
NET ASSETS – 100.0%				$195,838,201

SOFR	Secured Overnight Financing Rate

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2026, amounts to $185,346,758 and represents 94.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

January 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2026:

BondBloxx Private Credit CLO ETF

Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$–	$185,346,758	$–	$185,346,758
Corporate Bonds	–	770,479	–	770,479
Time Deposits	–	9,278,090	–	9,278,090
Total Investments	$–	$195,395,327	$–	$195,395,327